     As filed with the Securities and Exchange Commission on April 27, 2005


                                                             File Nos. 333-54036
                                                                       811-07060

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-4
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
                                                                              []

Post-Effective Amendment No. 9
                                                                             [x]

                                      and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                                              []
Amendment No. 76
                                                                             [x]

                        (Check Appropriate Box or Boxes)


                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                           (Exact Name of Registrant)


               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                              (Name of Depositor)

22 Corporate Plaza Drive, Newport Beach, California
                                                                         92660

(Address of Depositor's Principal Executive Offices)                     (Zip
                                                                          Code)

              (Depositor's Telephone Number, including Area Code)
                                 (800) 989-3752

                    (Name and Address of Agent for Service)
                               Richard C. Pearson
                            Executive Vice President
               MetLife Investors Insurance Company of California
                            22 Corporate Plaza Drive
                        Newport Beach, California 92660
                                 (949) 629-1317

                                   COPIES TO:

                                W. Thomas Conner
                        Sutherland Asbill & Brennan LLP
                          1275 Pennsylvania Avenue, NW
                              Washington, DC 20004
                                 (202) 383-0590

                 (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[] immediately upon filing pursuant to paragraph (b) of Rule 485.


[x] on May 1, 2005 pursuant to paragraph (b) of Rule 485.


[] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Individual Variable Annuity Contracts

                       METLIFE INVESTORS INSURANCE COMPANY
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                     METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                          SUPPLEMENT DATED MAY 1, 2005
                                       TO
                          PROSPECTUS DATED MAY 1, 2005

This supplements the prospectuses, dated May 1, 2005, for the 3-year Class L and Series L products issued by MetLife Investors Insurance Company, MetLife Investors Insurance Company of California, First MetLife Investors Insurance Company and MetLife Investors USA Insurance Company (the "Companies").

Effective as of June 2, 2003, the Companies suspended any allocations and/or transfers to the Fixed Account under the Class L and Series L Contracts during the accumulation phase. This suspension is based on the authority granted to the Companies under the terms of the Contracts and on the fact that the interest rate currently credited on account values allocated or transferred to the Fixed Account equals the minimum guaranteed interest rate. (See "Purchase - Allocation of Purchase Payments" and "Investment Options - Transfers" in the Prospectuses, and your Contract.) This suspension will terminate at the discretion of the Companies or at such time as the Companies declare an interest rate to be credited on allocations and transfers to the Fixed Account in excess of the minimum guaranteed rate.


                                                            Class/Series L
                                                            SUPP-FXL05/MO/CA/USA

                                                 -THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY

                              METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA


                                                                             AND


                                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE



                                                                         CLASS L


This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors Insurance Company of California (MetLife Investors or we or us). The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans.


The annuity contract has 29 investment choices a fixed account which offers an interest rate which is guaranteed by us, and 28 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios.



MET INVESTORS SERIES TRUST (CLASS B):
     Met/AIM Mid Cap Core Equity Portfolio
     Met/AIM Small Cap Growth Portfolio
     Goldman Sachs Mid-Cap Value Portfolio
     Harris Oakmark International Portfolio
     Janus Aggressive Growth Portfolio
     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Growth and Income Portfolio
     MFS (Reg. TM) Research International Portfolio
     Neuberger Berman Real Estate Portfolio

     Oppenheimer Capital Appreciation Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio
     RCM Global Technology Portfolio
       (formerly PIMCO PEA Innovation Portfolio)
     T. Rowe Price Mid-Cap Growth Portfolio
     Third Avenue Small Cap Value Portfolio
     Turner Mid-Cap Growth Portfolio
     Van Kampen Comstock Portfolio



METROPOLITAN SERIES FUND, INC.
(CLASS B OR CLASS E, AS NOTED):

     BlackRock Money Market Portfolio

     Davis Venture Value Portfolio (Class E)
     Harris Oakmark Focused Value Portfolio
     Jennison Growth Portfolio
     MetLife Stock Index Portfolio

     Salomon Brothers U.S. Government Portfolio


MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B):
     MetLife Defensive Strategy Portfolio
     MetLife Moderate Strategy Portfolio
     MetLife Balanced Strategy Portfolio
     MetLife Growth Strategy Portfolio
     MetLife Aggressive Strategy Portfolio

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Variable Annuity Contract.

May 1, 2005


                                       1



To learn more about the MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2005. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 46 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 22 Corporate Plaza Drive, Newport Beach, CA 92660-7901.


The contracts:

o  are not bank deposits
o  are not FDIC insured
o  are not insured by any federal government agency
o  are not guaranteed by any bank or credit union
o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

May 1, 2005


                                       2


TABLE OF CONTENTS                                              PAGE
                         PAGE





INDEX OF SPECIAL TERMS .................................        4
HIGHLIGHTS .............................................        5
FEE TABLES AND EXAMPLES ................................        6
1. THE ANNUITY CONTRACT ................................       12
     Market Timing .....................................       12
2. PURCHASE ............................................       12
     Purchase Payments .................................       12
     Termination for Low Account Value .................       13
     Allocation of Purchase Payments ...................       13
     Free Look .........................................       13
     Accumulation Units ................................       13
     Account Value .....................................       14
     Replacement of Contracts ..........................       14
3. INVESTMENT OPTIONS ..................................       14
     Transfers .........................................       16
     Dollar Cost Averaging Programs ....................       19
     Three Month Market Entry Program ..................       20
     Automatic Rebalancing Program .....................       20
     Description of the MetLife Asset Allocation
       Program .........................................       20
     Voting Rights .....................................       21
     Substitution of Investment Options ................       21
4. EXPENSES ............................................       21
     Product Charges ...................................       21
     Account Fee .......................................       22
     Guaranteed Minimum Income Benefit - Rider
       Charge ..........................................       22
     Guaranteed Withdrawal Benefit - Rider Charge ......       23
     Withdrawal Charge .................................       23
     Reduction or Elimination of the Withdrawal
       Charge ..........................................       24
     Premium and Other Taxes ...........................       24
     Transfer Fee ......................................       24
     Income Taxes ......................................       25
     Investment Portfolio Expenses .....................       25
5. ANNUITY PAYMENTS
     (THE INCOME PHASE) ................................       25
     Annuity Date ......................................       25
     Annuity Payments ..................................       25
     Annuity Options ...................................       26
     Guaranteed Minimum Income Benefit .................       27
     Description of GMIB II ............................       27
     Description of GMIB Plus ..........................       29
     GMIB and Qualified Contracts ......................       30
6. ACCESS TO YOUR MONEY ................................       31


     Systematic Withdrawal Program .....................       31
     Guaranteed Withdrawal Benefit .....................       31
     Suspension of Payments or Transfers ...............       34
7. PERFORMANCE .........................................       34
8. DEATH BENEFIT .......................................       35
     Upon Your Death ...................................       35
     Standard Death Benefit - Principal Protection .....       35
     Optional Death Benefit - Annual Step-Up ...........       36
     Optional Death Benefit - Compounded-Plus ..........       36
     Additional Death Benefit - Earnings Preservation
       Benefit .........................................       37
     General Death Benefit Provisions ..................       37
     Spousal Continuation ..............................       38
     Death of the Annuitant ............................       38
     Controlled Payout .................................       38
9. FEDERAL INCOME TAX STATUS ...........................       38
     Taxation of Non-Qualified Contracts ...............       39
     Taxation of Qualified Contracts ...................       40
     Foreign Tax Credits ...............................       43
     Possible Tax Law Changes ..........................       43
10. OTHER INFORMATION ..................................       43
     MetLife Investors .................................       43
     The Separate Account ..............................       43
     Distributor .......................................       44
     Selling Firms .....................................       44
     Requests and Elections ............................       45
     Ownership .........................................       46
     Legal Proceedings .................................       46
     Financial Statements ..............................       47
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION .................................       47
APPENDIX A .............................................      A-1
     Condensed Financial Information ...................      A-1
APPENDIX B .............................................      B-1
     Participating Investment Portfolios ...............      B-1
APPENDIX C .............................................      C-1
     EDCA Examples with Multiple Purchase Payments......      C-1
APPENDIX D .............................................      D-1
     Description of GMIB I .............................      D-1
APPENDIX E .............................................      E-1
     Guaranteed Minimum Income Benefit Examples ........      E-1
APPENDIX F .............................................      F-1
     Guaranteed Withdrawal Benefit Examples ............      F-1


                                       3

INDEX OF SPECIAL TERMS
Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE
Account Value..............................................................14
Accumulation Phase.........................................................12
Accumulation Unit..........................................................14
Annuitant..................................................................46
Annuity Date...............................................................25
Annuity Options............................................................26
Annuity Payments...........................................................25

Annuity Units..............................................................25

Beneficiary................................................................46

Benefit Base...............................................................32
Business Day...............................................................13

Fixed Account..............................................................12

Guaranteed Principal Option................................................29
Guaranteed Withdrawal Amount...............................................32
Income Base...............................................27 and Appendix D-1

Income Phase...............................................................12
Investment Portfolios......................................................14
Joint Owners...............................................................46
Owner......................................................................46
Purchase Payment...........................................................12
Separate Account...........................................................43

                                       4


HIGHLIGHTS
The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company, where you agree to make at least one purchase payment to us and we agree to make a series of annuity payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our fixed account and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit ("GMIB") or the guaranteed withdrawal benefit ("GWB").

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may assess a withdrawal charge of up to 7%. The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB. (See "Guaranteed Minimum Income Benefit.")

You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable annuity payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolios you select for the income phase. If you choose fixed annuity payments, the amount of each payment will not change during the income phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA, 401 plan or 403(b) plan), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


FREE LOOK. You may cancel the contract within 10 days after receiving it (30 days for seniors age 60 or older). You will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your payment depending upon the performance of the investment portfolios. You bear the risk of any decline in account value. We do not refund any charges or deductions assessed during the free look period. We will return your payment if required by law.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 591/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.

NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (E.G.

, a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral.

INQUIRIES. If you need more information, please contact our Annuity Service Center at:

                    MetLife Investors Distribution Company
                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 343-8496

ELECTRONIC DELIVERY. As an owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents.

Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.


                                       5


FEE TABLES AND EXAMPLES
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES TABLE


WITHDRAWAL CHARGE (Note 1)          7%
(as a percentage of purchase
payments)
TRANSFER FEE (Note 2)               $0 (First 12 per year)
                                    $25 (Thereafter)

--------------------------------------------------------------------------------
Note 1. If an amount withdrawn is determined to include the withdrawal of prior purchase payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses -
Withdrawal Charge.")


Number of Complete Years from            Withdrawal Charge
Receipt of Purchase Payment           (% of Purchase Payment)
-------------------------------      ------------------------
  0                                             7
  1                                             6
  2                                             5
  3 and thereafter                              0

Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.
--------------------------------------------------------------------------------
PERIODIC FEES AND EXPENSES TABLE*




ACCOUNT FEE (Note 1)               $30
GUARANTEED MINIMUM
INCOME BENEFIT (GMIB PLUS
AND GMIB II) RIDER CHARGES
     GMIB Plus                     0.75% of Income
                                   Base (Note 2)
     GMIB Plus                     1.50% of Income
     Upon Optional                 Base (Note 2)
     Reset (maximum)
     GMIB II                       0.50% of Income
                                   Base (Note 2)
GUARANTEED WITHDRAWAL              0.50% of the
BENEFIT RIDER CHARGE PRIOR         Guaranteed
TO OPTIONAL RESET                  Withdrawal Amount
                                   (Note 3)
GUARANTEED WITHDRAWAL              0.95% of the
BENEFIT RIDER CHARGE UPON          Guaranteed
OPTIONAL RESET                     Withdrawal Amount
                                   (Note 3)


--------------------------------------------------------------------------------

Note 1. An Account Fee of $30 is charged on the last day of each contract year if account value is less than $50,000.

Note 2. See "Annuity Payments (The Income Phase) -
Guaranteed Minimum Income Benefit" for a definition of the term Income Base.

Note 3. See "Access to your Money - Guaranteed Withdrawal Benefit" for a definition of the term Guaranteed Withdrawal Amount.

*Certain fees and expenses for contracts issued before May 1, 2005, are different. Certain fees and expenses may not apply during the income phase of the contract. (See "Expenses.")



                                       6



SEPARATE ACCOUNT ANNUAL EXPENSES

(referred to as Separate Account Product Charges)
(as a percentage of average account value in the Separate Account)


Mortality and Expense Charge                          1.35%
Administration Charge                                 0.25%
                                                      ----
Total Separate Account Annual Expenses                1.60%
Death Benefit Rider Charges (Optional)
   (as a percentage of average account value in
   the Separate Account)
Optional Death Benefit - Annual Step-Up               0.20%
Optional Death Benefit - Compounded-Plus              0.35%
Additional Death Benefit - Earnings
   Preservation Benefit                               0.25%

--------------------------------------------------------------------------------


THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

--------------------------------------------------------------------------------


Total Annual Portfolio               Minimum        Maximum
                                     ----           ----
Expenses (expenses that are           0.55%          1.39%
deducted from investment
portfolio assets, including
management fees, 12b-1/service
fees, and other expenses)**



--------------------------------------------------------------------------------
** These expenses include the estimated total annual operating expenses of the MetLife asset allocation portfolios, as well as the weighted average of the underlying investment portfolios (before applicable expense limitations) according to the allocation targets in place as of May 1, 2005.


FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "DISTRIBUTOR."


                                       7

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.





                                                           MANAGEMENT        12B-1/SERVICE
                                                              FEES                FEES
                                                          ------------      ---------------
MET INVESTORS SERIES TRUST
 Met/AIM Mid Cap Core Equity Portfolio(1)                     0.73%              0.25%
 Met/AIM Small Cap Growth Portfolio(1)                       0.90%              0.25%
 Goldman Sachs Mid-Cap Value Portfolio                        0.75%              0.25%
 Harris Oakmark International Portfolio(1)                   0.84%              0.25%
 Janus Aggressive Growth Portfolio(1)                         0.68%              0.25%
 Lord Abbett Bond Debenture Portfolio                        0.52%              0.25%
 Lord Abbett Growth and Income Portfolio(1)                   0.52%              0.25%
 MFS (Reg. TM) Research International Portfolio(1)           0.77%              0.25%
 Neuberger Berman Real Estate Portfolio                       0.70%              0.25%
 Oppenheimer Capital Appreciation                            0.60%              0.25%
 Portfolio(1)
 PIMCO Inflation Protected Bond Portfolio                     0.50%              0.25%
 PIMCO Total Return Portfolio                                0.50%              0.25%
 RCM Global Technology Portfolio                              0.90%              0.25%
 T. Rowe Price Mid-Cap Growth Portfolio(1)                   0.75%              0.25%
 Third Avenue Small Cap Value Portfolio                       0.75%              0.25%
 Turner Mid-Cap Growth Portfolio                             0.80%              0.25%
 Van Kampen Comstock Portfolio(2)                             0.65%              0.25%
METROPOLITAN SERIES FUND, INC.
 BlackRock Money Market Portfolio                             0.35%              0.25%
 Davis Venture Value Portfolio                               0.72%              0.15%
 Harris Oakmark Focused Value Portfolio                       0.73%              0.25%
 Jennison Growth Portfolio                                   0.65%              0.25%
 MetLife Stock Index Portfolio                                0.25%              0.25%
 Salomon Brothers U.S. Government Portfolio                  0.55%              0.25%



                                                                                                                     NET
                                                                                TOTAL          CONTRACTUAL          TOTAL
                                                                                ANNUAL           EXPENSE           ANNUAL
                                                              OTHER           PORTFOLIO          SUBSIDY          PORTFOLIO
                                                           EXPENSES(1)         EXPENSES        OR DEFERRAL         EXPENSE
                                                          -------------      -----------      -------------      ----------
MET INVESTORS SERIES TRUST
 Met/AIM Mid Cap Core Equity Portfolio(1)                     0.10%             1.08%             0.00%             1.08%
 Met/AIM Small Cap Growth Portfolio(1)                       0.14%             1.29%             0.00%             1.29%
 Goldman Sachs Mid-Cap Value Portfolio                        0.14%             1.14%             0.00%             1.14%
 Harris Oakmark International Portfolio(1)                   0.14%             1.23%             0.00%             1.23%
 Janus Aggressive Growth Portfolio(1)                         0.14%             1.07%             0.00%             1.07%
 Lord Abbett Bond Debenture Portfolio                        0.06%             0.83%             0.00%             0.83%
 Lord Abbett Growth and Income Portfolio(1)                   0.05%             0.82%             0.00%             0.82%
 MFS (Reg. TM) Research International Portfolio(1)           0.30%             1.32%             0.07%             1.25%
 Neuberger Berman Real Estate Portfolio                       0.03%             0.98%             0.00%             0.98%
 Oppenheimer Capital Appreciation                            0.10%             0.95%             0.00%             0.95%
 Portfolio(1)
 PIMCO Inflation Protected Bond Portfolio                     0.06%             0.81%             0.00%             0.81%
 PIMCO Total Return Portfolio                                0.06%             0.81%             0.00%             0.81%
 RCM Global Technology Portfolio                              0.01%             1.16%             0.00%             1.16%
 T. Rowe Price Mid-Cap Growth Portfolio(1)                   0.16%             1.16%             0.01%             1.15%
 Third Avenue Small Cap Value Portfolio                       0.07%             1.07%             0.00%             1.07%
 Turner Mid-Cap Growth Portfolio                             0.05%             1.10%             0.00%             1.10%
 Van Kampen Comstock Portfolio(2)                             0.13%             1.03%             0.00%             1.03%
METROPOLITAN SERIES FUND, INC.
 BlackRock Money Market Portfolio                             0.07%             0.67%             0.01%             0.66%
 Davis Venture Value Portfolio                               0.06%             0.93%             0.00%             0.93%
 Harris Oakmark Focused Value Portfolio                       0.05%             1.03%             0.00%             1.03%
 Jennison Growth Portfolio                                   0.06%             0.96%             0.00%             0.96%
 MetLife Stock Index Portfolio                                0.05%             0.55%             0.01%             0.54%
 Salomon Brothers U.S. Government Portfolio                  0.09%             0.89%             0.00%             0.89%




                                                  MANAGEMENT        12B-1/SERVICE           OTHER
                                                     FEES                FEES            EXPENSES(1)
                                                 ------------      ---------------      -------------
 MET INVESTORS SERIES TRUST - ASSET
 ALLOCATION PORTFOLIOS
 MetLife Defensive Strategy Portfolio(3)            0.10%              0.25%               0.36%
 MetLife Moderate Strategy Portfolio(3)              0.10%              0.25%               0.10%
 MetLife Balanced Strategy Portfolio(3)             0.08%              0.25%               0.03%
 MetLife Growth Strategy Portfolio(3)                0.08%              0.25%               0.04%
 MetLife Aggressive Strategy Portfolio(3)           0.10%              0.25%               0.17%



                                                                                                         NET TOTAL
                                                                                                          ANNUAL
                                                                                                         PORTFOLIO
                                                                                                         EXPENSES
                                                                                         NET             INCLUDING
                                                    TOTAL          CONTRACTUAL          TOTAL            ESTIMATED
                                                    ANNUAL           EXPENSE            ANNUAL          EXPENSES OF
                                                  PORTFOLIO          SUBSIDY          PORTFOLIO         UNDERLYING
                                                   EXPENSES        OR DEFERRAL         EXPENSE         PORTFOLIOS(3)
                                                 -----------      -------------      -----------      --------------
 MET INVESTORS SERIES TRUST - ASSET
 ALLOCATION PORTFOLIOS
 MetLife Defensive Strategy Portfolio(3)           0.71%             0.36%             0.35%              1.03%
 MetLife Moderate Strategy Portfolio(3)             0.45%             0.10%             0.35%              1.06%
 MetLife Balanced Strategy Portfolio(3)            0.36%             0.01%             0.35%              1.10%
 MetLife Growth Strategy Portfolio(3)               0.37%             0.02%             0.35%              1.15%
 MetLife Aggressive Strategy Portfolio(3)          0.52%             0.17%             0.35%              1.18%


                                       8


The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2005, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2006 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended December 31, 2004.

(1) Other Expenses may include amounts repaid to investment advisers or managers pursuant to contractual arrangements for prior waivers or payments of portfolio expenses. The amounts repaid per portfolio are:
    0.05% for the Met/AIM Mid Cap Core Equity Portfolio; 0.06% for the Met/AIM Small Cap Growth Portfolio; 0.01% for the Harris Oakmark International Portfolio; 0.07% for the Janus Aggressive Growth Portfolio; 0.02% for the Lord Abbett Growth and Income Portfolio; 0.14% for the MFS (Reg. TM) Research International Portfolio; 0.04% for the Oppenheimer Capital Appreciation Portfolio; and 0.09% for the T. Rowe Price Mid-Cap Growth Portfolio.

(2) Portfolio expenses for this investment portfolio are estimated for the year ended December 31, 2005.

(3) Total Annual Portfolio Expenses for the MetLife Defensive Strategy

    Portfolio, MetLife Moderate Strategy Portfolio, MetLife Balanced Strategy

    Portfolio, MetLife Growth Strategy Portfolio and MetLife Aggressive

    Strategy Portfolio are annualized based on the months the portfolios were in operation in 2004. All of the portfolios commenced operations on

    November 3, 2004. Because the portfolios invest in other underlying portfolios, each portfolio also will bear its pro rata portion of the operating expenses of the underlying investment portfolios in which the portfolio invests, including the management fee, which is not reflected in the above table. The estimated expenses of the underlying portfolios

    (after applicable expense limitations) according to the allocation targets
     -----
    in place as of the date of this prospectus are: 0.68% for the MetLife

    Defensive Strategy Portfolio; 0.71% for the MetLife Moderate Strategy

    Portfolio; 0.75% for the MetLife Balanced Strategy Portfolio; 0.80% for

    the MetLife Growth Strategy Portfolio; and 0.83% for the MetLife

    Aggressive Strategy Portfolio. The estimated total annual operating expenses of the portfolios, including the weighted average of the total operating expenses of the underlying investment portfolios (before
                                                                ------
    applicable expense limitations) according to the allocation targets in place as of the date of this prospectus are: 1.39% for the MetLife Defensive Strategy Portfolio; 1.16% for the MetLife Moderate Strategy Portfolio; 1.11% for the MetLife Balanced Strategy Portfolio; 1.17% for the MetLife Growth Strategy Portfolio; and 1.35% for the MetLife Aggressive Strategy Portfolio. Therefore, contract owners may be able to realize lower aggregate expenses by investing directly in the underlying investment portfolios instead of the portfolios. A contract owner who chooses to invest directly in the underlying investment portfolios would not, however, receive the asset allocation services provided by Met Investors Advisory, LLC. (See the fund prospectus for a description of the target allocations.)



                                       9

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). THE WEIGHTED AVERAGE (BEFORE APPLICABLE EXPENSE LIMITATIONS) OF 1.39% FOR THE METLIFE DEFENSIVE STRATEGY PORTFOLIO IS USED AS THE INVESTMENT PORTFOLIO WITH THE MAXIMUM FEES AND EXPENSES IN THE EXAMPLES BELOW. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the Compounded-Plus Death Benefit, the Additional Death Benefit-Earnings Preservation Benefit (the "optional death benefit riders") and the Guaranteed Minimum Income Benefit Plus ("GMIB Plus") rider, assuming you elect the Optional Reset of the GMIB Plus and as a result, the GMIB Plus rider charge increases to the maximum charge permitted on an Optional Reset of 1.50%, which is the most expensive way to purchase the contract. We intend to offer the GMIB Plus rider beginning sometime in 2005. Until the GMIB Plus rider is available, (1) selecting the optional death benefit riders and the Guaranteed Withdrawal Benefit ("GWB") rider is the most expensive way to purchase the contract for a 10 year time period, assuming you elect the Optional Reset of the GWB and as a result the GWB rider charge increases to the maximum charge permitted on an Optional Reset of 0.95%, and
(2) selecting the optional death benefit riders and the Guaranteed Minimum Income Benefit II ("GMIB II") rider is the most expensive way to purchase the contract for a 3 and 5 year time period. Selecting the contract with the optional death benefit riders and either the GWB or GMIB II rider is equally the most expensive way to purchase the contract for a 1 year time period.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                                     Time Periods
       1 year                  3 years               5 years               10 years
--------------------       ---------------       ---------------       ---------------
      (a)$1,243.41          (a)$2,067.32          (a)$2,998.09          (a)$5,363.40
      (b)$1,160.06          (b)$1,823.38          (b)$2,603.08          (b)$4,648.42


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                                    Time Periods
       1 year                 3 years               5 years               10 years
-------------------       ---------------       ---------------       ---------------
       (a)$443.41          (a)$1,347.32          (a)$2,458.09          (a)$5,363.40
       (b)$360.06          (b)$1,103.38          (b)$2,063.08          (b)$4,648.42




CHART 2. Chart 2 below assumes that you do not select optional death benefit riders, the GMIB rider, the GMIB Plus rider (when available) or the GWB rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                                     Time Periods
       1 year                  3 years               5 years               10 years
--------------------       ---------------       ---------------       ---------------
      (a)$1,005.19          (a)$1,382.83          (a)$1,584.20          (a)$3,222.40
        (b)$921.34          (b)$1,132.33          (b)$1,168.85          (b)$2,506.35


                                       10

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                                    Time Periods
       1 year                 3 years              5 years               10 years
--------------------       -------------       ---------------       ---------------
       (a)$ 305.19          (a)$932.63         (a)$1,584. 20          (a)$3,222.40
        (b)$221.34          (b)$682.33         (b)$1,168.85           (b)$2,506.35


The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.


                                       11

1. THE ANNUITY CONTRACT
This prospectus describes the Variable Annuity Contract offered by us.

The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolios you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion.


The contract also contains a FIXED ACCOUNT. The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by us. If you select the fixed account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The fixed account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed annuity payment option during the income phase, payments are made from our general account assets.

The amount of the annuity payments you receive during the income phase from a fixed annuity payment option of the contract will remain level for the entire income phase, provided that the payment may increase in the event you make a transfer from a variable annuity payment option to the fixed annuity payment. Please see the terms of your actual contract for more detailed information.

As owner of the contract, you exercise all interests and rights under the contract. You can change the owner at any time by notifying us in writing. The contract may be owned generally by joint owners (limited to two natural persons). We provide more information on this under "Other Information."


MARKET TIMING


We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (I.E., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular investment portfolios made by owners within given periods of time and/or investigating transfer activity identified by the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."



2. PURCHASE
PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.

o  The minimum initial purchase payment we will accept is $10,000.


o If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.


                                       12

o You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified) unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.


o  We will accept a different amount if required by federal tax law.

We reserve the right to reject any application or purchase payment and to limit future purchase payments.


TERMINATION FOR LOW ACCOUNT VALUE

We may terminate your contract by paying you the account value in one sum if, prior to the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the account value on or after the end of such two year period is less than $2,000.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or any of the investment portfolios you have selected. You may not choose more than 18 investment portfolios (including the fixed account) at the time your initial purchase payment is allocated. Each allocation must be at least $500 and must be in whole numbers.

We have reserved the right to restrict payments to the fixed account if any of the following conditions exist:

o the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or

o your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or

o  a transfer was made out of the fixed account within the previous 180 days.


If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. However, if you make an additional purchase payment and you have an EDCA or DCA program in effect, we will allocate your additional payments to the investment portfolios selected under the EDCA or DCA program unless you tell us otherwise. You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 investment portfolios (including the fixed account) at the time you submit a subsequent purchase payment. If you wish to allocate the payment to more than 18 investment portfolios (including the fixed account), you must notify us of your chosen allocation one or more days prior to submitting the payment. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.


Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Requests and Elections.")

FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (30 days for seniors age 60 or older). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your purchase payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. Under certain circumstances, if you are a senior age 60 or older, we may be required to give you back your purchase payment if you decide to cancel your contract. We do not refund any charges or deductions assessed during the free look period.


ACCUMULATION UNITS

The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your


                                       13



account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.)

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and

2) multiplying it by one minus the Separate Account product charges (including any death benefit rider charge) for each day since the last business day and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 p.m. Eastern
Time) and then credit your contract.


EXAMPLE:
   On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Growth and Income Portfolio.

ACCOUNT VALUE

ACCOUNT VALUE is equal to the sum of your interests in the investment portfolios and the fixed account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.

REPLACEMENT OF CONTRACTS

Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your account representative whether the exchange would be advantageous, given the contract features, benefits and charges.



3. INVESTMENT OPTIONS

The contract offers 28 INVESTMENT PORTFOLIOS which are listed below. Additional investment portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN
INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B CONTAINS A SUMMARY OF ADVISERS AND SUBADVISERS, INVESTMENT OBJECTIVES AND STRATEGIES FOR EACH INVESTMENT PORTFOLIO.


                                       14

The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

An investment portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an investment portfolio with a small asset base. An investment portfolio may not experience similar performance as its assets grow.


Shares of the investment portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the investment portfolios may conflict. The investment portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. We do not receive compensation from any of the advisers or subadvisers of any of the investment portfolios of the Met Investors Series Trust or the Metropolitan Series Fund, Inc. (or their affiliates) for administrative or other services relating to the portfolios, excluding 12b-1 fees (see below). However, we and certain of our affiliated insurance companies are joint owners of our affiliated investment advisers, MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." Our ownership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolio. We may benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the advisers. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the investment portfolios and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the advisers to the subadvisers.) Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or other affiliate) with increased access to persons involved in the distribution of the contracts.


Each of the Met Investors Series Trust and Metropolitan Series Fund, Inc. has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the investment portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Distributor".) The payments are deducted from assets of the investment portfolios and are paid to our distributor, MetLife Investors Distribution Company. These payments decrease the portfolio's investment return.

We select the investment portfolios offered through this contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described above. In some cases, we have included investment portfolios based on recommendations made by selling firms through which the contract is sold. We review the investment portfolios periodically and may remove an investment portfolio or limit it availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular investment portfolio.



                                       15

MET INVESTORS SERIES TRUST (CLASS B)

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B portfolios are available under the contract:


     Met/AIM Mid Cap Core Equity Portfolio
     Met/AIM Small Cap Growth Portfolio
     Goldman Sachs Mid-Cap Value Portfolio
     Harris Oakmark International Portfolio
     Janus Aggressive Growth Portfolio
     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Growth and Income Portfolio
     MFS (Reg. TM) Research International Portfolio
     Neuberger Berman Real Estate Portfolio

     Oppenheimer Capital Appreciation Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio
     RCM Global Technology Portfolio
         (formerly PIMCO PEA Innovation Portfolio)
     T. Rowe Price Mid-Cap Growth Portfolio
     Third Avenue Small Cap Value Portfolio
     Turner Mid-Cap Growth Portfolio
     Van Kampen Comstock Portfolio



METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or Class E, as noted, portfolios are available under the contract:

     BlackRock Money Market Portfolio

     Davis Venture Value Portfolio (Class E)
     Harris Oakmark Focused Value Portfolio
     Jennison Growth Portfolio
     MetLife Stock Index Portfolio


     Salomon Brothers U.S. Government Portfolio


MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contracts:

     MetLife Defensive Strategy Portfolio
     MetLife Moderate Strategy Portfolio
     MetLife Balanced Strategy Portfolio
     MetLife Growth Strategy Portfolio
     MetLife Aggressive Strategy Portfolio


TRANSFERS


GENERAL. You can transfer a portion of your account value among the fixed account and the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "Investment Options - Transfers -
Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the business day. The following apply to any transfer:

o Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.


                                       16

o  Your request for transfer must clearly state how much the transfer is for.

o The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre-scheduled transfer programs).

o The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of: (a) 25% of the fixed account value at the beginning of the contract year, or
     (b) the amount transferred out of the fixed account in the prior contract year.

o You may not make a transfer to more than 18 investment portfolios (including the fixed account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 investment portfolios (including the fixed account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the GMIB Plus rider to your contract, you may only make transfers between certain investment portfolios. Please refer to the section "Annuity Payments (The Income Phase) - Description of GMIB Plus - Allocation Limitations."


During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.

For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if any one of the following conditions exist:

o  The credited interest rate is equal to the guaranteed minimum rate;

o Your account value in the fixed account equals or exceeds our published maximum for fixed account contract values (currently, there is no limit); or


o  A transfer was made out of the fixed account within the previous 180 days.

During the income phase, you cannot make transfers from a fixed annuity payment option to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to a fixed annuity payment option and among the investment portfolios.

TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information - Requests and Elections.")

All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the business day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following business day.

PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry, and Automatic Rebalancing Programs.

MARKET TIMING. Frequent requests from contract owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio



                                       17


management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the Met/AIM Small Cap Growth, Harris Oakmark International, Lord Abbett Bond Debenture, MFS (Reg. TM) Research International, and Third Avenue Small Cap Value Portfolios) and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified investment portfolios under that contract to be submitted with an original signature. If we impose this restriction on your transfer activity, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions. The account value will not be affected by any gain or loss due to the transfer and your account value will be the same as if the transfer had not occurred. You will receive written confirmation of the transactions effecting such reversal.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to market timing. Our ability to detect such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity may be limited by provisions of the contract. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts.

The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract owners and other persons with interests in the contracts should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios.

In addition, contract owners and other persons with interests in the contracts should be aware that some investment portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/ or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures, and we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to the other insurance



                                       18


companies and/or retirement plans that may invest in the investment portfolios.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the investment portfolio prospectuses for more details.


DOLLAR COST AVERAGING PROGRAMS

We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the accumulation phase.

We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.

The two dollar cost averaging programs are:

1.    STANDARD DOLLAR COST AVERAGING (DCA)

     This program allows you to systematically transfer a set amount each month from the fixed account (new purchase payments only) or from a money market investment portfolio to any of the other investment portfolio(s) you select. We provide certain exceptions from our normal fixed account restrictions to accommodate dollar cost averaging programs. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or account value is allocated to the dollar cost averaging program.

You can make subsequent purchase payments while you have an active DCA program in effect, provided, however, that no amount will be allocated to the DCA program without your express direction. (See "Purchase Payment -
Allocation of Purchase Payments.") If you make such an addition to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus rider.


2.    ENHANCED DOLLAR COST AVERAGING PROGRAM (EDCA)
     The Enhanced Dollar Cost Averaging (EDCA) Program allows you to systematically transfer amounts from the EDCA account in the general account to any investment portfolio(s) you select. Except as discussed below, only new purchase payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


You can make subsequent purchase payments while you have an active EDCA account in effect, provided, however, that no amount will be allocated to the EDCA account without your express direction. (See "Purchase - Allocation of Purchase Payments.") When a subsequent purchase payment is allocated by you to your existing EDCA account we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent purchase payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.

o Each allocation (bucket) resulting from a subsequent purchase payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.

o Allocations (buckets) resulting from each purchase payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This


                                       19

     increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.

(See Appendix C for further examples of EDCA with multiple purchase payments.)

The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any investment portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for purchase payments allocated on the 29th, 30th, or 31st day of a month. If such a day is not a business day, the transfer will take place on the next business day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.

If you decide you no longer want to participate in the EDCA program, and your contract was issued prior to May 1, 2005, all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise. If your contract was issued on or after May 1, 2005, all money remaining in your EDCA account will be transferred to the investment portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


THREE MONTH MARKET ENTRY PROGRAM

Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.

AUTOMATIC REBALANCING PROGRAM

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually.

An automatic rebalancing program is intended to transfer account value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.

We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current EDCA or DCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.

The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.


EXAMPLE:

   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Janus Aggressive Growth Portfolio. Over the next 21/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Janus Aggressive Growth Portfolio to increase those holdings to 60%.

DESCRIPTION OF THE METLIFE ASSET ALLOCATION PROGRAM

The MetLife Asset Allocation Program consists of the following five MetLife asset allocation portfolios (Class B), each of which is a portfolio of the Met Investors Series



                                       20


Trust. Met Investors Advisory, LLC ("Met Investors Advisory"), an affiliate of ours, is the investment manager of the MetLife asset allocation portfolios.

METLIFE ASSET ALLOCATION PORTFOLIOS
-----------------------------------

     MetLife Defensive Strategy Portfolio
     MetLife Moderate Strategy Portfolio
     MetLife Balanced Strategy Portfolio
     MetLife Growth Strategy Portfolio
     MetLife Aggressive Strategy Portfolio

Each portfolio is well diversified and was designed on established principles of asset allocation and risk tolerance. Each portfolio will invest substantially all of its assets in the Class A shares of other investment portfolios of the Met Investors Series Trust or of the Metropolitan Series Fund, Inc., which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable. Each portfolio has a target allocation among the three types of asset classes (equity, fixed income and cash/money market). Met Investors Advisory establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the underlying investment portfolios in which a portfolio invests based on, among other things, Met Investors Advisory's investment process, its outlook for the economy, interest rates, financial markets and historical performance of each underlying investment portfolio and/or asset class. At least annually, Met Investors Advisory will evaluate each portfolio's asset allocations among equities, fixed income and cash/money market securities including the allocation within such asset classes and may make changes in the target allocations. Approximately every 90 days, the portfolios will be rebalanced to their previously established target allocations. (See the fund prospectus for a description of the target allocations.)

Met Investors Advisory has hired an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for each of the portfolios and investment in the underlying investment portfolios, which may assist Met Investors Advisory in determining the underlying investment portfolios which may be available for investment and with the selection of an allocation of each portfolio's investments among the underlying investment portfolios. Met Investors Advisory is responsible for paying the consulting fees.


VOTING RIGHTS

We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION OF INVESTMENT OPTIONS

If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of the future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.



4. EXPENSES
There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

PRODUCT CHARGES

SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units.


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge which is equal, on an annual basis, to 1.35% of the average daily net asset value of each



                                       21


investment portfolio. For contracts issued prior to May 1, 2003, the Mortality and Expense Charge on an annual basis is 1.45% of the average daily net asset value of each investment portfolio.


This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.

ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.

DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we assess a daily charge during the accumulation phase equal, on an annual basis, to the percentages below of the average daily net asset value of each investment portfolio:


      Annual Step-Up Death Benefit              0.20%
      Compounded-Plus Death Benefit             0.35%
      Additional Death Benefit - Earnings
         Preservation Benefit                   0.25%

For contracts issued prior to May 1, 2003, the percentage charge for the Compounded-Plus Death Benefit is 0.15% of the average daily net asset value of each investment portfolio.

ACCOUNT FEE

During the accumulation phase, every contract year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior contract year if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted pro rata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.

A pro rata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME BENEFIT - RIDER CHARGE

Currently, we offer a Guaranteed Minimum Income Benefit ("GMIB") known as GMIB II, which you can select when you purchase the contract. If you select the GMIB II, we will assess a charge during the accumulation phase equal to 0.50% of the income base (see "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit" for a discussion of how the income base is determined) at the time the rider charge is assessed. We intend to offer, sometime in 2005, version III of the GMIB known as GMIB Plus. You can only select this feature when available and at contract issue. We will assess a charge for GMIB Plus during the accumulation phase equal to 0.75% of the income base. If you elect an Optional Reset of the GMIB Plus rider on the third contract anniversary or thereafter as permitted, we may increase the GMIB Plus rider charge to the charge applicable to current contract purchases at the time of the reset but no more than a maximum of 1.50% of the income base.

For contracts issued prior to February 9, 2004, we offered a different guaranteed minimum income benefit known as GMIB I. If you selected GMIB I, we assess a charge equal to 0.50% of the income base. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the income base.



                                       22


For contracts issued from May 1, 2003 and prior to May 1, 2005, for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the income base if you elect either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit".)

The charge is first assessed at the first contract anniversary and then at each subsequent contract anniversary, up to and including the anniversary on or immediately before the date the rider is exercised. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata portion of the rider charge will be assessed. The GMIB rider charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each account bears to your total account value.

GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE

We offer a Guaranteed Withdrawal Benefit ("GWB") rider which you can select when you purchase the contract. If you elect the GWB, a charge is deducted from your account value on each contract anniversary. The charge is equal to 0.50% of the Guaranteed Withdrawal Amount (see "Access To Your Money - Guaranteed Withdrawal Benefit") on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. The GWB rider charge is deducted from your account value pro rata from each investment option, the fixed account and the EDCA account in the ratio each account bears to your total account value. If you make a full withdrawal (surrender) of your account value, you apply your account value to an annuity option, there is a change in owners, joint owners or annuitants (if the owner is a non-natural person) or the contract terminates (except for a termination due to death), a pro rata portion of the rider charge will be assessed. If you elect an Optional Reset of the GWB on the 5th contract anniversary or thereafter as permitted, we may increase the GWB rider charge to the charge applicable to current contract purchases at the time of the reset but no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount. The GWB rider charge will continue even if your Benefit Base has been reduced to zero.


WITHDRAWAL CHARGE

During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior purchase payments, a withdrawal charge is assessed against the purchase payment withdrawn. To determine if your withdrawal includes prior purchase payments, amounts are withdrawn from your contract in the following order:

1. Earnings in your contract (earnings are equal to your account value, less purchase payments not previously withdrawn); then

2.    The free withdrawal amount described below; then

3. Purchase payments not previously withdrawn, in the order such purchase payments were made: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn.

FREE WITHDRAWAL AMOUNT. The free withdrawal amount each contract year after the first (there is no free withdrawal amount in the first contract year) is equal to 10% of your total purchase payments, less the total free withdrawal amount previously withdrawn in the same contract year. However, we currently will not assess the withdrawal charge on amounts withdrawn during the first contract year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one contract year does not carry over to the next contract year.

The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:


Number of Complete Years from            Withdrawal Charge
Receipt of Purchase Payment           (% of Purchase Payment)
-------------------------------      ------------------------
  0                                             7
  1                                             6
  2                                             5
  3 and thereafter                              0

For a partial withdrawal, the withdrawal charge is deducted from the remaining account value, if sufficient. If the remaining account value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.

If the account value is smaller than the total of all purchase payments, the withdrawal charge only applies up to the account value.

We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB annuity payments. In addition, we will not assess the


                                       23

withdrawal charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract.


NOTE: For tax purposes, earnings from non-qualified contracts are considered to come out first.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer which is participating in the offering of the contract. In lieu of a withdrawal charge waiver, we may provide an account value credit.

NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your joint owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6 month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used.

TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your joint owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). This waiver terminates on the annuity date. We will not accept additional purchase payments once this waiver is used.

For contracts issued on and after May 1, 2005, these riders are not available for owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home/Hospital Confinement and Terminal Illness riders. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES

We reserve the right to deduct from purchase payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.

TRANSFER FEE

We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


                                       24

If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.

INCOME TAXES

We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

INVESTMENT PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of the investment portfolios.



5.  ANNUITY PAYMENTS
        (THE INCOME PHASE)
ANNUITY DATE

Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days prior notice to us. Unless you choose an annuity date, it will be the later of the first day of the calendar month after the annuitant's 90th birthday or ten (10) years from the date your contract was issued.

ANNUITY PAYMENTS

You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.


During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will be:

o  fixed annuity payments, or

o  variable annuity payments, or


o  a combination of both.


If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place just before the start of the income phase.

If you choose to have any portion of your annuity payments based on the investment portfolio(s), the dollar amount of your payment will vary and will depend upon 3 things:



1) the value of your contract in the investment portfolio(s) just before the start of the income phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and

3)    the performance of the investment portfolios you selected.


At the time you purchase the contract, you select the AIR, which must be acceptable to us. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable annuity payments will decrease.

Your variable annuity payment is based on ANNUITY UNITS. An annuity unit is an accounting device used to calculate the dollar amount of annuity payments.

When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable annuity payment, but subsequent variable annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial variable annuity payment than a lower AIR, but later variable annuity payments will rise more slowly or fall more rapidly.

In the event of a transfer during the income phase from a variable annuity payment option to a fixed annuity payment option, this may result in a reduction in the amount of annuity payments.



                                       25


If you choose to have any portion of your annuity payments be a fixed annuity payment, the dollar amount of each fixed annuity payment will not change.


Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.

ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us.

If you do not choose an annuity option at the time you purchase the contract, Option 2 which provides a life annuity with 10 years of guaranteed annuity payments will automatically be applied. This annuity option permits withdrawal of a commuted value. (See "Federal Income Tax Status - Other Tax Issues.")


You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.

OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. If, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. When the annuitant dies, if you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. If, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. However, if you do not want to continue receiving annuity payments at the last death of the annuitant and the joint annuitant, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.

OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion. After commencement of this annuity payout, you may elect to receive the partial or full commuted value of the remaining guaranteed variable annuity payments, and the payments will be commuted at the AIR selected.

There may be tax consequences resulting from the election of an annuity payment option containing a commutation feature (I.E., an annuity payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status".)



In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum


                                       26

distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.


In the event that you purchased the contract as a tax qualified contract, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if annuity payments have already begun, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.

GUARANTEED MINIMUM INCOME BENEFIT

At the time you buy the contract, you may elect a Guaranteed Minimum Income Benefit ("GMIB"). Currently, we offer GMIB II. We intend to offer, sometime in 2005, and at contract issue only, version III which is known as GMIB Plus (collectively these will be known as "GMIB"). Our ability to offer this feature will depend, in part, on obtaining approval from the California Department of Insurance. Because GMIB Plus is available only at the time you buy the contract, you may elect GMIB Plus only if you buy a contract on or after the date that we first make GMIB Plus available. Please check with your registered representative regarding availability of GMIB Plus. GMIB II and GMIB Plus are described below. GMIB I is described in Appendix D. You may not have this benefit and the Guaranteed Withdrawal Benefit in effect at the same time.

It is important to recognize that the GMIB does not establish or guarantee your account value or a minimum return for any investment portfolio, and the "income base" that is guaranteed by the GMIB is not available for cash withdrawals. Rather, the GMIB is designed to provide you with a predictable minimum level of income for life after a minimum 10-year waiting period regardless of investment performance or actual account value, by providing a minimum guaranteed lifetime fixed income benefit in the form of fixed monthly annuity payments.

The amount of the benefit is determined by applying the income base (described below) at the time of exercise to the GMIB Annuity Table specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. The annuity rates in the Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your account value on your annuity date to then-current annuity purchase rates. In this case, your annuity payments will be higher if you do not exercise the rider.

(See Appendix E for examples of the GMIB.)


DESCRIPTION OF GMIB II

The GMIB II may be exercised after a 10 year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30 day period following the contract anniversary on or following the owner's 85th birthday. The GMIB II is only available for owners up through age 75, and you can only elect the GMIB II at the time you purchase the contract. Once elected, the rider cannot be terminated except as discussed below.

INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.

(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.

(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. (For these purposes, all purchase payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less
     (ii), where:

    (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary on or


                                       27

          following the owner's 85th birthday and 0% thereafter; and

    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
          (1) or (2) as defined below:

         (1) The withdrawal adjustment for each withdrawal in a contract year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributed to that withdrawal (including any applicable withdrawal charge); or

         (2) If total withdrawals in a contract year are 5% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or other payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that contract year.

In determining the GMIB II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the income base.

The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary on or following the owner's 85th birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described in (b)(ii) above.

OWNERSHIP. If the owner is a natural person, the owner must be the annuitant. If a non-natural person owns the contract, then annuitant will be considered the owner in determining the income base and GMIB II annuity payments. If joint owners are named, the age of the older will be used to determine the income base and GMIB II annuity payments.

EXERCISING THE GMIB II RIDER. If you exercise the GMIB II, you must elect to receive annuity payments under one of the following fixed annuity options:

(1) Life annuity with 10 years of annuity payments guaranteed. For annuitization ages over 79, the guaranteed component of the life annuity is reduced as follows:


 Age at Annuitization         Guarantee Period
----------------------       -----------------
          80                         9
          81                         8
          82                         7
          83                         6
       84 and 85                     5

(2) Joint and last survivor annuity with 10 years of annuity payments guaranteed.

These options are described in the contract and the GMIB II rider.

If you exercise the GMIB II, your annuity payments will be the greater of:

o the annuity payment determined by applying the amount of the income base to the GMIB Annuity Table, or

o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")

Partial annuitizations are not permitted under the GMIB II.

If you take a full withdrawal of your account value, your contract is terminated by us due to its small account value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.

If you choose not to receive annuity payments as guaranteed under the GMIB II, you may elect any of the annuity options available under the contract.


                                       28

TERMINATING THE GMIB II RIDER. Except as otherwise provided in the GMIB II rider, the GMIB II will terminate upon the earliest of:

    a) The 30th day following the contract anniversary on or following your 85th birthday;

    b)    The date you make a complete withdrawal of your account value;

    c) The date you elect to receive annuity payments under the contract and you do not elect to receive payments under the GMIB II;

    d) Death of the owner or joint owner (unless the spouse (aged 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract; or

    e) A change for any reason of the owner or joint owner or the annuitant if a non-natural person owns the contract.

When the GMIB II rider terminates, the corresponding GMIB II rider charge terminates.


DESCRIPTION OF GMIB PLUS

As noted above, the GMIB Plus is not yet available. When we introduce this feature, it can only be selected by owners who purchase the contract on or after the date we make it available. The GMIB Plus is identical to the GMIB II, described above, with the following differences: (1) you may exercise a "GUARANTEED PRINCIPAL OPTION" in which case you receive an additional amount to be added to the account value in lieu of taking GMIB payments; (2) you may be permitted to periodically reset the Annual Increase Amount; (3) you are limited to allocating your account value to certain investment choices; (4) the termination provisions are expanded; and (5) the additional charge for the GMIB Plus is 0.75% (rather than 0.50% for the GMIB II) of the income base (with a maximum charge of 1.50% of the income base applicable upon exercise of the Optional Reset feature). A description of these features follows.

GUARANTEED PRINCIPAL OPTION. Starting with the tenth contract anniversary prior to the owner's 86th birthday, you may exercise the Guaranteed Principal Option. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the eligible contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following the eligible contract anniversary.

By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your account value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:

(a) is purchase payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal (including applicable withdrawal charges)) and

(b) the account value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.

The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable investment portfolio and EDCA account in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios.

The Guaranteed Principal Adjustment will never be less than zero. If the Guaranteed Principal Option is elected, the GMIB Plus rider will terminate as of the date the option takes effect and no additional GMIB charges will apply thereafter. The variable annuity contract, however, will continue.

OPTIONAL RESET. On any contract anniversary on or after the third contract anniversary, you may elect to reset the Annual Increase Amount to the account value. Such a reset may be beneficial if your account value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. However, resetting the Annual Increase Amount will increase your waiting period for exercising the GMIB Plus by restarting it again. You may elect to reset the Annual Increase Amount only if (1) the account value exceeds the Annual Increase Amount immediately before the reset; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset. We must receive your request to exercise the Optional Reset in writing, at our Annuity Service Center, or any



                                       29


other method that we agree to, within a 30 day period prior to the applicable contract anniversary. You may elect an Optional Reset at any subsequent contract anniversary as long as it has been at least three years since the last Optional Reset and all other requirements are met. We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract.

The Optional Reset will:

(1) reset the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Reset election;

(2) reset the GMIB Plus waiting period to the tenth contract anniversary following the date the Optional Reset took effect; and

(3) reset the GMIB Plus rider charge to the then current level we charge for the GMIB Plus rider at the time of the reset, up to the Maximum Optional Reset Fee Rate (not to exceed 1.50%).

On the date of the reset, the account value on that day will be treated as a single purchase payment received on the date of the reset for purposes of determining the Annual Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the reset.

ALLOCATION LIMITATIONS. If you elect to purchase the GMIB Plus, unlike the GMIB II or GMIB I, you are limited to allocating your purchase payments and account value among the following investment portfolios:

(1) the MetLife Defensive Strategy Portfolio,

(2) the MetLife Moderate Strategy Portfolio,

(3) the MetLife Balanced Strategy Portfolio, or

(4) the MetLife Growth Strategy Portfolio

You may also elect to participate in the enhanced dollar cost averaging program, provided that your destination investment portfolios are one or more of the above listed investment portfolios.

TERMINATION PROVISIONS. GMIB Plus will terminate upon the effective date of the Guaranteed Principal Option in addition to the other termination provisions described above under "Terminating the GMIB II Rider." Also, for GMIB Plus only the following replaces termination provision e) above;

o a change for any reason of the owner or joint owner or annuitant, if a non-natural person owns the contract, unless we agree otherwise.

GMIB AND QUALIFIED CONTRACTS

The GMIB may have limited usefulness in connection with a qualified contract, such as an IRA (see "Federal Income Tax Status - Taxation of Qualified Contracts"), in circumstances where the owner is planning to exercise the rider on a date later than the beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the GMIB.


Additionally, the GMIB may not be appropriate for purchase by a beneficiary under a decedent's IRA (or where otherwise offered, under any other contract which is being "continued" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. The GMIB benefit may not be exercised until 10 years after purchase. It is not clear under these rules whether minimum distribution requirements will be met in all cases where income payments under a life contingent annuity (such as provided under the GMIB) do not begin until after the year following the year of death, as would be the case with a GMIB benefit purchased by such beneficiary. Even if minimum distribution requirements would be met, the value of such benefit may be adversely impacted or eliminated, depending on the beneficiary's own situation, because of required distributions prior to the time that the benefit could be exercised. You should consult your registered representative or tax adviser prior to electing a GMIB rider.

In view of applicable tax requirements, the GMIB riders are not available for purchase under a decedent's IRA when the owner died in or after the year in which he or she attains age 701/2.



                                       30

6. ACCESS TO YOUR MONEY
You (or in the case of (3) below, your beneficiary) can have access to the money in your contract:

(1)    by making a withdrawal (either a partial or a complete withdrawal);

(2)    by electing to receive annuity payments; or

(3)    when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")

When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:

o  less any applicable withdrawal charge,

o  less any premium or other tax,

o  less any account fee, and


o  less any applicable pro rata GMIB or GWB rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio or fixed account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven
(7) days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect.


How to withdraw all or part of your account value.

o You must submit a request to our Annuity Service Center. (See "Requests and Elections.")

o You must provide satisfactory evidence of terminal illness or confinement to a nursing home if you would like to have the withdrawal charge waived. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")

o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).

o We have to receive your withdrawal request in our Annuity Service Center prior to the annuity date or owner's death.

There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC WITHDRAWAL PROGRAM

You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next business day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

GUARANTEED WITHDRAWAL BENEFIT

You may elect the Guaranteed Withdrawal Benefit ("GWB") as an optional rider to your contract. You may elect the GWB rider prior to age 86 at the time you purchase a contract. The GWB is a guaranteed minimum withdrawal benefit that guarantees the complete return of your purchase payments - plus a 5% bonus amount -



                                       31


over time. You may begin taking withdrawals immediately or at a later time. The GWB is intended to protect you against poor market performance only if your annual withdrawals or amounts applied to an annuity option are less than or equal to a specified amount as described in more detail below. However, the GWB does not establish or guarantee an account value or minimum return for any investment portfolio. Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first contract year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Once elected, the GWB rider cannot be terminated except as described below. You may not elect both the GWB and GMIB riders under your contract.

The GWB guarantees that, PROVIDED WITHDRAWALS OR AMOUNTS APPLIED TO AN ANNUITY OPTION DO NOT EXCEED THE ANNUAL BENEFIT PAYMENT (THE INITIAL ANNUAL BENEFIT PAYMENT IS CURRENTLY 7% OF YOUR INITIAL PURCHASE PAYMENT PLUS THE GWB BONUS AMOUNT) IN ANY CONTRACT YEAR, the total payments that you or your beneficiary will receive from the contract over time will equal or exceed the Guaranteed Withdrawal Amount, which initially equals your purchase payments (and any applicable GWB Bonus Amount).

IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE GUARANTEED WITHDRAWAL AMOUNT. THIS REDUCTION MAY BE SIGNIFICANT. HOWEVER, THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (WHICH DOES NOT DECREASE DUE TO WITHDRAWALS) UNTIL TERMINATION OF THE CONTRACT.

BENEFIT BASE. Your initial BENEFIT BASE is equal to the initial GUARANTEED WITHDRAWAL AMOUNT, calculated as your initial purchase payment plus the GWB Bonus Amount. Thereafter, the Benefit Base is calculated separately from the Guaranteed Withdrawal Amount. Your Benefit Base will change as purchase payments and withdrawals are made, or as the result of an Optional Reset, while your Guaranteed Withdrawal Amount may change only as purchase payments are made, or as the result of an Optional Reset.

The Benefit Base is equal to:

o Your initial purchase payment, increased by any applicable GWB Bonus Amount (currently, 5% for the initial purchase payment);

o Increased by each subsequent purchase payment, and by any applicable GWB Bonus Amount (currently, 5% of each subsequent purchase payment);

o Reduced dollar for dollar by Benefits Paid, which are withdrawals (including any applicable withdrawal charges) and amounts applied to an annuity option (currently, you may not apply amounts less than your entire account value to an annuity option); and

o If a Benefit Paid from your contract is not payable to the contract owner or contract owner's bank account (or annuitant's bank account, if the owner is a non-natural person) or results in cumulative Benefits Paid for the current contract year exceeding the Annual Benefit Amount, and the resulting Benefit Base exceeds the account value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your account value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.

ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate, currently 7%. The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of the Annual Benefit Payment before the subsequent purchase payment and the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment.

Benefits Paid from your contract have the following effect. If annual Benefits Paid from your contract do not exceed the Annual Benefit Payment, the Annual Benefit Payment will not decrease. If a Benefit Paid from your contract does result in annual Benefits Paid during a contract year exceeding the Annual Benefit Payment or is not payable to the contract owner or contract owner's bank account (or the annuitant's bank account, if the owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your account value after the



                                       32


decrease for the Benefit Paid multiplied by the GWB Withdrawal Rate.

For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 701/2. A beneficiary under a decedent's IRA (or where otherwise offered, under any other contract which is being "continued" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases) may be required to take such withdrawals which must commence, in accordance with tax regulations, by the end of the calendar year following the year of the owner's death. These required distributions may be larger than the Annual Benefit Payment and may therefore adversely impact your guarantee under the GWB rider.

GUARANTEED WITHDRAWAL AMOUNT. The initial GUARANTEED WITHDRAWAL AMOUNT is equal to your initial purchase payment plus the GWB Bonus Amount. The total amount guaranteed to be withdrawn over time may be less than the Guaranteed Withdrawal Amount if your annual withdrawals exceed the Annual Benefit Payment. However, the Guaranteed Withdrawal Amount is always the amount against which the GWB rider charge is calculated. The Guaranteed Withdrawal Amount may increase with additional purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of the (1) Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount.

OPTIONAL RESET. An Optional Reset can result in an increase of the Annual Benefit Payment, the Benefit Base, the Guaranteed Withdrawal Amount and the GWB rider charge. The Optional Reset can result in a decrease of the Annual Benefit Payment and Guaranteed Withdrawal Amount if the account value before the reset was less than the Guaranteed Withdrawal Amount. Starting with the fifth contract anniversary prior to the owner's 86th birthday, you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount, provided that your account value is larger than the Benefit Base immediately before the reset. We must receive your request in writing within a 30-day period prior to that contract anniversary. You may elect an Optional Reset at any subsequent contract anniversary as long as it has been at least five years since the last Optional Reset. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest joint owner is used to determine the birthday. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit. The reset will:

o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the account value on the date of the reset plus the applicable GWB Bonus Amount (currently, 0%);

o Reset your Annual Benefit Payment equal to the account value on the date of the reset multiplied by the GWB Withdrawal Rate (currently 7%); and

o Reset the GWB rider charge equal to the then current level we charge at the time of the reset, up to the Maximum Optional Reset Fee Rate (currently 0.95%).

The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. Locking in a higher Benefit Base increases your total future guaranteed withdrawal payments, but may decrease the amount of the Annual Benefit Payment if, before the reset, the account value is less than the Guaranteed Withdrawal Amount.

TERMINATION OF THE GWB RIDER. The GWB rider will terminate:

1.    When you take a total withdrawal of your account value;

2.    The date you apply your account value to an annuity option;

3. When your account value is not sufficient to pay the charge for this benefit (whatever account value is available will be applied to pay the annual GWB rider charge);

4. When the owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the annuitant dies if the owner is a non-natural person;

5. There is a change in owners, joint owners or annuitants (if the owner is a non-natural person); or

6.    When the contract is terminated.

ADDITIONAL INFORMATION. If you take a full withdrawal of your account value and the withdrawal does not exceed the Annual Benefit Payment, or your account value is



                                       33


reduced to zero because you do not have a sufficient account value to pay the GWB rider charge and your Benefit Base after the withdrawal is more than zero, we will commence making payments to the owner (or the annuitant if the owner is a non-natural person) or to your beneficiary, if you or the annuitant should die, on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code.

If the owner or joint owner (or the annuitant if the owner is a non-natural person) should die while this benefit is in effect, your beneficiary may elect to receive the Guaranteed Withdrawal Benefit as a death benefit instead of the standard death benefit, the Annual Step-Up death benefit or the Compounded-Plus death benefit, if those benefits had been purchased by the owner(s). Otherwise, the provisions of those death benefits will determine the amount of the death benefit.

If the beneficiary elects the death benefit under the Guaranteed Withdrawal Benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently then annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing.

We reserve the right to accelerate any payment that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and non-qualified contracts subject to
Section 72(s)). If you terminate the GWB rider because (1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the GWB rider charge; or (3) the contract owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional purchase payments under the contract.

(See Appendix F for examples of the GWB.)


SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

o  trading on the New York Stock Exchange is restricted;

o an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or

o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.



7. PERFORMANCE

We periodically advertise subaccount performance relating to the various investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge and GMIB or GWB rider charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction



                                       34


of the Separate Account product charges (including death benefit rider charges), account fee, withdrawal charges, GMIB or GWB rider charge and the investment portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.

In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

We may advertise the guaranteed minimum income benefit or guaranteed withdrawal benefit riders using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.



8. DEATH BENEFIT
UPON YOUR DEATH


If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, you can select the optional Annual Step-Up death benefit rider or the Compounded-Plus death benefit rider and you can also select the Additional Death Benefit - Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select these optional death benefit riders. For contracts issued prior to May 1, 2003, the Annual Step-Up is the standard death benefit for your contract. The death benefits are described below. Check your contract and riders for the specific provisions applicable. One or more optional death benefits may not be available in your state (check with your registered representative regarding availability). The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order.


If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION

The death benefit will be the greater of:

(1)    the account value; or

(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the account value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date."

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name


                                       35

after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.

OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP

If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:

(1)    the account value; or

(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or

(3)    the highest anniversary value, as defined below.

On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:

o Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date"; and

o for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).

OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS

If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:

(1)    the account value; or

(2)    the enhanced death benefit.

The enhanced death benefit is the greater of (a) or (b) below:

    (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

    (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial purchase payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:

         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and

         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:

    (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your account value as of the effective date of the owner change; and

    (b) for the annual increase amount, the current annual increase amount will be reset to equal your account value as of the effective date of the owner change. For purposes of the calculation of the annual increase amount thereafter, the account value on the effective date of the owner change will be


                                       36

          treated as the initial purchase payment and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount is equal to the greater of (1) or (2).

ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT


The Additional Death Benefit - Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the owner or joint owner. The benefit is only available up through age 79 (on the contract issue date). In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a)    is the death benefit under your contract; and

(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.

On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal; and

(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.


              Benefit Percentage
Issue Age                            Percentage
-----------------------------       -----------
  Ages 69 or younger                     40%
  Ages 70-79                             25%
  Ages 80 and above                       0%

If the owner is a natural person and the owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total purchase payments not withdrawn" will be reset to equal the account value as of the effective date of the owner change, and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal beneficiary. Alternatively, the spousal beneficiary may elect to have the additional death benefit determined and added to the account value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).

GENERAL DEATH BENEFIT PROVISIONS

The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to the investment risk. This risk is borne by the beneficiary.

A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. We may also offer a payment option under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy,


                                       37

under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts.


There are comparable rules for distributions on the death of the annuitant under tax qualified plans. As noted, we may offer a payment option under which your beneficiary may receive payments over a period not extending beyond his or her life expectancy under a method of distribution similar to the distribution of required minimum distributions from individual accounts. For tax qualified plans, if this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract, but certain other contract provisions and programs will not be available. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. Moreover, if the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law also generally allows distributions to begin by the year in which the annuitant would have reached 701/2 (which may be more or less than five years after the annuitant's death). (See "Federal Income Tax Status.")


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single sum payment to the beneficiary at the end of the 60 day period.

If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.

SPOUSAL CONTINUATION


If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio and/or the fixed account in the ratio that the account value in the investment portfolio and/or the fixed account bears to the total account value. Spousal continuation will not satisfy minimum required distribution rules for tax qualified contracts other than IRAs.


DEATH OF THE ANNUITANT

If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant (subject to our then current underwriting standards). However, if the owner is a non- natural person (for example, a corporation), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

CONTROLLED PAYOUT

You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election.



9. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.


When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "Qualified Contract."


                                       38

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.

If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."

Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

TAXATION OF NON-QUALIFIED CONTRACTS

NON-NATURAL PERSON. If a non-natural person (E.G., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Non-Qualified Contracts owned by natural persons.

WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

It is conceivable that charges for certain benefits under a variable contract may be considered as deemed distributions subject to immediate taxation. Consult your tax adviser.


ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:


o  made on or after the taxpayer reaches age 591/2;

o  made on or after the death of an owner;

o  attributable to the taxpayer's becoming disabled;

o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or

o under certain immediate income annuities providing for substantially equal payments made at least annually.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may



                                       39


elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your own tax adviser.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

See the Statement of Additional Information as well as "General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2005, $4,000 plus, for an owner age 50 or older, $500) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 591/2, unless an exception applies. The contract, together with the death benefit options and the IRA endorsement, has not been submitted to the Internal Revenue Service (IRS) for approval. To date the IRS has not addressed in a ruling of general applicability whether a death benefit provision such as the optional death benefit riders in the contract comports with IRA qualification requirements. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) account balance or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the contract as an IRA. Disqualification of the contract as an IRA could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. Consult a tax adviser before electing an optional death benefit rider with an IRA.


SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by


                                       40


Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,000 for 2005. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 591/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 591/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments of the account value.


TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Proposed income tax regulations issued in November 2004, would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and
(c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.

The proposed regulations will generally not be effective until taxable years beginning after December 31, 2005, at the earliest; and may not be relied on until issued in final form. However, certain aspects, including a proposed prohibition on use of life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final form.


SECTION 457(B) PLANS. An eligible 457 plan, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


                                       41

SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.


OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution roles. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of account value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period.

The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.

Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

"Eligible rollover distributions" from section 401(a), 403(a), 403(b), and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consquences resulting from the election of an annuity payment option containing a commutation feature is uncertain and the IRS may determine that the taxable amount of annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:

o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 591/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 591/2.

o The possibility that the exercise of the commutations feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.

A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to



                                       42


exercising any commutation feature under an annuity payment option.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


FOREIGN TAX CREDITS

To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the investment portfolios to foreign jurisdictions.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.



10. OTHER INFORMATION
METLIFE INVESTORS

MetLife Investors was originally incorporated on September 6, 1972, as Industrial Indemnity Life Insurance Company, a California corporation, and changed its name to Xerox Financial Life Insurance Company in 1986. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased MetLife Investors which on that date changed its name to Cova Financial Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of MetLife Investors Insurance Company, the parent company of MetLife Investors Insurance Company of California. We changed our name to MetLife Investors Insurance Company of California on February 12, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.

MetLife Investors is presently licensed to do business in the state of California.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

We have established a SEPARATE ACCOUNT, MetLife Investors Variable Annuity Account Five (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under California insurance law on March 24, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


                                       43

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.


DISTRIBUTOR

We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company ("Distributor"), 22 Corporate Plaza Drive, Newport Beach, CA 92660, for the distribution of the contracts. We and Distributor have entered into selling agreements with other broker-dealers ("selling firms") for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

The sales representatives and managers of our affiliates may be eligible for additional cash compensation such as bonuses, stock options, training allowances, supplemental salary, payments based on a percentage of the contract's account value, financing arrangements, medical and other insurance benefits, retirement benefits and other benefits. The amount of this additional compensation is based primarily on the amount of proprietary products sold. Proprietary products are products issued by MetLife Investors and its affiliates. Sales representatives of affiliates must meet a minimum level of sales of proprietary products in order to maintain their eligibility for the additional cash compensation. Sales representatives and managers of our affiliates are also eligible for various non-cash compensation programs that we offer such as conferences, trips, prizes and awards.

Other payments may be made for other services that do not directly involve the sale of products. These services may include the recruitment and training of personnel, production of promotional literature and similar services.

All of the investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range from 0.15% to 0.25% of Separate Account assets invested in the particular investment portfolio.

SELLING FIRMS

The Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may receive some form of non-cash compensation. A group of selected selling firms receive additional compensation, which may include marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from the general account of the Company. A portion of the payments made to selling firms may be passed on to their account representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.

COMPENSATION PAID TO ALL SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments by selling firms is 6.0% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions beginning in year two up to 1.00% of account value (less purchase payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract owner elects to begin receiving regular



                                       44


income payments (referred to as annuity payments). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.

ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales of our variable insurance contracts (including the contracts). Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on account values of our variable insurance contracts (including account values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives.

The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such arrangements, ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a contract. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2004, as well as the range of additional compensation paid.)

REQUESTS AND ELECTIONS

We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a purchase payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366.


Requests for service may be made:

o  Through your registered representative

o By telephone at 1-800-343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday

o  In writing to our Annuity Service Center

o  By fax at (515) 457-4400 or

o  By Internet at www.metlifeinvestors.com

All other requests must be in written form, satisfactory to us.

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ


                                       45

reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.

Telephone and computer systems may not always be available. Any telephone or computer systems, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.

CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

OWNERSHIP

OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.

These rights include the right to:

o  change beneficiary.

o change the annuitant before the annuity date (subject to our underwriting and administrative rules).

o  assign the contract (subject to limitation).

o  change the payment option.

o exercise all other rights, benefits, options and privileges allowed by the contract or us.

The owner is as designated at the time the contract is issued, unless changed.

JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).

ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The annuitant and the owner do not have to be the same person except as required under certain sections of the Internal Revenue Code.

ASSIGNMENT. You can assign a non-qualified contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

LEGAL PROCEEDINGS

MetLife Investors like other life insurance companies, is involved on occasion in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. MetLife Investors does not believe any such litigation or proceedings will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors to meet its obligations under the contracts.



                                       46

FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account have been included in the SAI.


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

     Company
     Experts
     Custodian
     Legal Matters
     Distribution
     Calculation of Performance Information
     Annuity Provisions
     Tax Status of the Contracts
     Condensed Financial Information
     Financial Statements

                                       47

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2004. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Chart 1 presents accumulation unit values for the lowest possible combination of separate account product charges and death benefit rider charges, and Chart 2 presents accumulation unit values for the highest possible combination of such charges. The SAI contains the accumulation unit values for all other possible combinations of separate account product charges and death benefit rider charges. (See "Cover Page" for how to obtain a copy of the SAI.)


CHART 1 - Contracts with the Standard Death Benefit - Principal Protection and no additional death benefit riders (total separate account product charges, applicable on and after May 1, 2003, equal 1.60% on an annual basis)




                   1.60% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 MFS (Reg. TM)RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========



                                                                                                   NUMBER OF
                                                        ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                       UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                        BEGINNING OF            END OF           OUTSTANDING AT
                                                           PERIOD               PERIOD           END OF PERIOD
                                                      ---------------      ---------------      ---------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004                                             9.998685            11.955751           30,048.2192
=============                                             ========            =========           ===========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                             8.751972            11.739807           44,731.6534
   01/01/2004                                            11.739807            13.924184          120,926.8015
=============                                            =========            =========          ============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                             5.505944             6.703844           53,966.8444
   01/01/2004                                             6.703844             7.153997           67,824.9582
=============                                            =========            =========          ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                            14.697264            16.082371           59,389.9584
   01/01/2004                                            16.082371            17.118943          153,399.4340
=============                                            =========            =========          ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003                                            34.555426            43.027856           25,162.5535
   01/01/2004                                            43.027856            47.698291           44,969.3856
=============                                            =========            =========          ============
 MFS (Reg. TM)RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                             7.334391             9.478581           21,301.4778
   01/01/2004                                             9.478581            11.152257           93,967.9021
=============                                            =========            =========          ============
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                             9.728989            12.010450           18,337.6736
   01/01/2004                                            12.010450            13.521569           35,298.9369
=============                                            =========            =========          ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                 1.60% SEPARATE ACCOUNT PRODUCT CHARGES
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                       to       12/31/2003
   01/01/2004                                       to       12/31/2004
=============                                      ====      ==========
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                       to       12/31/2003
   01/01/2004                                       to       11/19/2004
=============                                      ====      ==========
 MONEY MARKET SUB-ACCOUNT
   05/01/2003                                       to       12/31/2003
   01/01/2004                                       to       12/31/2004
=============                                      ====      ==========
 NEUBERGER BERMANREAL ESTATE SUB-ACCOUNT
   05/01/2004                                       to       12/31/2004
=============                                      ====      ==========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                       to       12/31/2003
   01/01/2004                                       to       12/31/2004
=============                                      ====      ==========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                       to       12/31/2003
   01/01/2004                                       to       12/31/2004
=============                                      ====      ==========
 PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003                                       to       12/31/2003
   01/01/2004                                       to       12/31/2004
=============                                      ====      ==========
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO INNOVATION SUB-ACCOUNT)
   05/01/2003                                       to       12/31/2003
   01/01/2004                                       to       12/31/2004
=============                                      ====      ==========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003                                       to       12/31/2003
   01/01/2004                                       to       12/31/2004
=============                                      ====      ==========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                       to       12/31/2003
   01/01/2004                                       to       12/31/2004
=============                                      ====      ==========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                       to       12/31/2004
=============                                      ====      ==========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                       to       12/31/2003
   01/01/2004                                       to       12/31/2004
=============                                      ====      ==========



                                                                                                NUMBER OF
                                                     ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                    UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                     BEGINNING OF            END OF           OUTSTANDING AT
                                                        PERIOD               PERIOD           END OF PERIOD
                                                   ---------------      ---------------      ---------------
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                          8.707674            11.587034           25,239.0282
   01/01/2004                                         11.587034            12.136100           58,343.5221
=============                                         =========            =========           ===========
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                          6.425734             7.712200           17,521.8051
   01/01/2004                                          7.712200             7.908682           39,319.7436
=============                                         =========            =========           ===========
 MONEY MARKET SUB-ACCOUNT
   05/01/2003                                         10.096666            10.012101           23,002.1775
   01/01/2004                                         10.012101             9.915939           95,427.5523
=============                                         =========            =========           ===========
 NEUBERGER BERMANREAL ESTATE SUB-ACCOUNT
   05/01/2004                                          9.998685            12.816450           42,872.2401
=============                                         =========            =========           ===========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                          6.545686             7.953701           81,281.4442
   01/01/2004                                          7.953701             8.328364          229,134.7552
=============                                         =========            =========          ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                         10.000000            10.421980           68,684.7801
   01/01/2004                                         10.421980            11.180310          242,002.5300
=============                                         =========            =========          ============
 PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003                                         11.613154            11.664058           81,647.8023
   01/01/2004                                         11.664058            12.050144          148,116.3393
=============                                         =========            =========          ============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO INNOVATION SUB-ACCOUNT)
   05/01/2003                                          3.305316             4.593698           16,772.8725
   01/01/2004                                          4.593698             4.325647           44,453.8458
=============                                         =========            =========          ============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003                                          4.758231             6.116168           90,374.3095
   01/01/2004                                          6.116168             7.091623          122,730.4512
=============                                         =========            =========          ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                          8.471513            11.465522           39,852.2768
   01/01/2004                                         11.465522            14.273751           85,578.0619
=============                                         =========            =========          ============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                          9.998685            11.100137           19,322.7746
=============                                         =========            =========          ============
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                          8.556367            10.760288           98,110.0203
   01/01/2004                                         10.760288            11.874740          234,319.5451
=============                                         =========            =========          ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                           1.60% SEPARATE ACCOUNT PRODUCT CHARGES
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                                          to       12/31/2003
   01/01/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                                          to       12/31/2003
   01/01/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                                          to       12/31/2003
   01/01/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 MEFLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========



                                                                        ACCUMULATION         ACCUMULATION
                                                                       UNIT VALUE AT        UNIT VALUE AT
                                                                        BEGINNING OF            END OF
                                                                           PERIOD               PERIOD
                                                                      ---------------      ---------------
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                                            10.939577            13.961360
   01/01/2004                                                            13.961360            15.065379
=============                                                            =========            =========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                                             8.069248             9.742491
   01/01/2004                                                             9.742491            10.444336
=============                                                            =========            =========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                                             8.627802            10.439147
   01/01/2004                                                            10.439147            11.328989
=============                                                            =========            =========
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 MEFLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.301432            10.688161
=============                                                            =========            =========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.101591            10.392155
=============                                                            =========            =========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             9.941718            10.108289
=============                                                            =========            =========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.241480            10.603065
=============                                                            =========            =========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.011662            10.228501
=============                                                            =========            =========



                                                                         NUMBER OF
                                                                        ACCUMULATION
                                                                           UNITS
                                                                       OUTSTANDING AT
                                                                       END OF PERIOD
                                                                      ---------------
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                                           49,123.4838
   01/01/2004                                                           56,909.9812
=============                                                           ===========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                                           44,685.4307
   01/01/2004                                                         104,165.8246
=============                                                         =============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                                          22,077.7731
   01/01/2004                                                         179,459.2609
=============                                                         =============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 MEFLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          42,608.3915
=============                                                         =============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                         278,497.5871
=============                                                         =============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          -
=============                                                         =============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                         374,871.2891
=============                                                         =============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          55,131.6375
=============                                                         =============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2 -  Contracts with the Compounded-Plus Death Benefit rider and the
         Additional Death Benefit - Earnings Preservation Benefit (total separate account product charges, applicable on and after May 1, 2003, equal 2.20% on an annual basis)




                   2.20% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAPVALUE SUB-ACCOUNT
   05/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 MFS (Reg. TM)RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       11/19/2004
=============                                         ====      ==========
 MONEY MARKET SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004                                          to       12/31/2004
=============                                         ====      ==========



                                                                                                   NUMBER OF
                                                        ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                       UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                        BEGINNING OF            END OF           OUTSTANDING AT
                                                           PERIOD               PERIOD           END OF PERIOD
                                                      ---------------      ---------------      ---------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAPVALUE SUB-ACCOUNT
   05/01/2004                                             9.998192            11.907728             3,389.9705
=============                                             ========            =========             ==========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                             8.751972            11.692887             3,302.8635
   01/01/2004                                            11.692887            13.785392           18,377.9561
=============                                            =========            =========           ============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                             5.505944             6.677059            2,859.3808
   01/01/2004                                             6.677059             7.082674            5,320.5098
=============                                            =========            =========           ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                            14.697264            16.018030            4,747.5126
   01/01/2004                                            16.018030            16.948206           20,566.9689
=============                                            =========            =========           ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003                                            34.555426            42.855921            4,102.2601
   01/01/2004                                            42.855921            47.222817            6,000.9911
=============                                            =========            =========           ============
 MFS (Reg. TM)RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                             7.334391             9.440699              667.0364
   01/01/2004                                             9.440699            11.041095           12,317.4052
=============                                            =========            =========           ============
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                             9.728989            11.962451              792.6674
   01/01/2004                                            11.962451            13.386766            3,845.7611
=============                                            =========            =========           ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                             8.707674            11.540760            2,244.1199
   01/01/2004                                            11.540760            12.015117            8,758.1214
=============                                            =========            =========           ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                             6.425734             7.681378          -
   01/01/2004                                             7.681378             7.835364              815.3356
=============                                            =========            =========         ==============
 MONEY MARKET SUB-ACCOUNT
   05/01/2003                                            10.096666             9.972016         172,905.6525
   01/01/2004                                             9.972016             9.816994          51,300.2715
=============                                            =========            =========         ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004                                             9.998192            12.764997           6,764.8530
=============                                            =========            =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                    2.20% SEPARATE ACCOUNT PRODUCT CHARGES
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========



                                                                                                      NUMBER OF
                                                           ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                          UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                           BEGINNING OF            END OF           OUTSTANDING AT
                                                              PERIOD               PERIOD           END OF PERIOD
                                                         ---------------      ---------------      ---------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                                6.545686             7.921912            4,056.7336
   01/01/2004                                                7.921912             8.245328           21,753.2146
=============                                                ========             ========           ===========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                               10.000000            10.380246            2,882.1778
   01/01/2004                                               10.380246            11.068762           31,752.8841
=============                                               =========            =========           ===========
 PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003                                               11.613154            11.617358           23,697.4411
   01/01/2004                                               11.617358            11.929910           25,207.5843
=============                                               =========            =========           ===========
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   05/01/2003                                                3.305316             4.575366            4,985.2151
   01/01/2004                                                4.575366             4.282527           12,859.5673
=============                                               =========            =========           ===========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003                                                4.758231             6.091734            4,131.4859
   01/01/2004                                                6.091734             7.020938            7,533.3613
=============                                               =========            =========           ===========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                                8.471513            11.419748            4,365.4678
   01/01/2004                                               11.419748            14.131547           14,435.1914
=============                                               =========            =========           ===========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                                9.998192            11.055516            4,431.6030
=============                                               =========            =========           ===========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                                8.556367            10.717292           14,353.4996
   01/01/2004                                               10.717292            11.756369           29,844.9305
=============                                               =========            =========           ===========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                               10.939577            13.905578            8,255.8732
   01/01/2004                                               13.905578            14.915178           17,555.4984
=============                                               =========            =========           ===========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                                8.069248             9.703565            1,769.3008
   01/01/2004                                                9.703565            10.340216           10,347.2147
=============                                               =========            =========           ===========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                                8.627802            10.397428            9,261.9682
   01/01/2004                                               10.397428            11.216052            6,383.1033
=============                                               =========            =========           ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                           2.20% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========



                                                                        ACCUMULATION         ACCUMULATION
                                                                       UNIT VALUE AT        UNIT VALUE AT
                                                                        BEGINNING OF            END OF
                                                                           PERIOD               PERIOD
                                                                      ---------------      ---------------
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.298220           10.677989
=============                                                            =========           =========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.098439           10.382260
=============                                                            =========           =========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             9.938614           10.098659
=============                                                            =========           =========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.238287           10.592973
=============                                                            =========           =========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.008537           10.218758
=============                                                            =========           =========



                                                                         NUMBER OF
                                                                        ACCUMULATION
                                                                           UNITS
                                                                       OUTSTANDING AT
                                                                       END OF PERIOD
                                                                      ---------------
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                         22,834.1084
=============                                                         ===========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                         25,014.9627
=============                                                         ===========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                         15,532.2799
=============                                                         ===========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                         14,868.4668
=============                                                         ===========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          -
=============                                                         ===========

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


MET INVESTORS SERIES TRUST (CLASS B):


Met Investors Series Trust is managed by Met Investors Advisory, LLC, which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B portfolios are available under the contract:

MET/AIM MID CAP CORE EQUITY PORTFOLIO

SUBADVISER: A I M Capital Management, Inc.

INVESTMENT OBJECTIVE: The Met/AIM Mid Cap Core Equity Portfolio seeks long-term growth of capital.

MET/AIM SMALL CAP GROWTH PORTFOLIO

SUBADVISER: A I M Capital Management, Inc.

INVESTMENT OBJECTIVE: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.

GOLDMAN SACHS MID-CAP VALUE PORTFOLIO


SUBADVISER: Goldman Sachs Asset Management, L.P.


INVESTMENT OBJECTIVE: The Goldman Sachs Mid-Cap Value Portfolio seeks long-term capital appreciation.

HARRIS OAKMARK INTERNATIONAL PORTFOLIO

SUBADVISER: Harris Associates L.P.

INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.

JANUS AGGRESSIVE GROWTH PORTFOLIO

SUBADVISER: Janus Capital Management LLC

INVESTMENT OBJECTIVE: The Janus Aggressive Growth Portfolio seeks long-term growth of capital.

LORD ABBETT BOND DEBENTURE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT GROWTH AND INCOME PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuations in market value.

MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.

NEUBERGER BERMAN REAL ESTATE PORTFOLIO


SUBADVISER: Neuberger Berman Management, Inc.


INVESTMENT OBJECTIVE: The Neuberger Berman Real Estate Portfolio seeks to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

SUBADVISER: OppenheimerFunds, Inc.

INVESTMENT OBJECTIVE: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.


PIMCO INFLATION PROTECTED BOND PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.

PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.



                                      B-1



RCM GLOBAL TECHNOLOGY PORTFOLIO (formerly, PIMCO PEA Innovation Portfolio)

SUBADVISER: RCM Capital Management, LLC (formerly, PEA Capital LLC)

INVESTMENT OBJECTIVE: The RCM Global Technology Portfolio seeks capital appreciation; no consideration is given to income.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: The T. Rowe Price Mid-Cap Growth Portfolio seeks to provide long-term growth of capital.

THIRD AVENUE SMALL CAP VALUE PORTFOLIO

SUBADVISER: Third Avenue Management LLC

INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.

TURNER MID-CAP GROWTH PORTFOLIO

SUBADVISER: Turner Investment Partners, Inc.

INVESTMENT OBJECTIVE: The Turner Mid-Cap Growth Portfolio seeks capital appreciation.

VAN KAMPEN COMSTOCK PORTFOLIO

SUBADVISER: Morgan Stanley Investment Management Inc.

INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.

METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. The following Class B or Class E, as noted, portfolios are available under the contract:

BLACKROCK MONEY MARKET PORTFOLIO

SUBADVISER: BlackRock Advisors, Inc.

INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital. An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.

DAVIS VENTURE VALUE PORTFOLIO (CLASS E)

SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, Inc., L.P. may delegate any of its responsibilities to Davis Selected Advisers - NY, Inc., a wholly-owned subsidiary.

INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.

HARRIS OAKMARK FOCUSED VALUE PORTFOLIO

SUBADVISER: Harris Associates L.P.

INVESTMENT OBJECTIVE: The Harris Oakmark Focused Value Portfolio seeks long-term capital appreciation.

JENNISON GROWTH PORTFOLIO

SUBADVISER: Jennison Associates LLC

INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.



                                      B-2



METLIFE STOCK INDEX PORTFOLIO

SUBADVISER: Metropolitan Life Insurance Company

INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index.

SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO

SUBADVISER: Salomon Brothers Asset Management Inc

INVESTMENT OBJECTIVE: The Salomon Brothers U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.

MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B):

In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios are available under the contract:

METLIFE DEFENSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks a high level of current income with growth of capital, a secondary objective.

METLIFE MODERATE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.

METLIFE BALANCED STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

METLIFE GROWTH STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks growth of capital primarily through its investments in underlying portfolios that invest primarily in equity securities and secondarily through its investments in underlying portfolios that invest primarily in fixed income securities.

METLIFE AGGRESSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks growth of capital through its investments in underlying portfolios that invest primarily in equity securities.



                                      B-3

APPENDIX C
EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS
In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be 3%, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term.

6-MONTH EDCA
The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $12,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using following formula:

Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount

At the beginning of the 4th month, a second purchase payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.


                                                                                        ---- Account Values----
 Beg of         Amount Allocated             Actual                 EDCA             1st Payment         2nd Payment
  Month              to EDCA             EDCA Transfer         Account Value            Bucket             Bucket
--------       ------------------       ---------------       ---------------       -------------       ------------
    1                12000                   2000                  10000                10000
    2                                        2000                   8095                 8095
    3                                        2000                   6172                 6172
    4                 6000                   3000                   9230                 3230               6000
    5                                        3000                   6309                  261               6048
    6                                        3000                   3359                    0               3359
    7                                        3000                    386                    0                386
    8                                         389                      0                    0                  0
    9                                           0                      0                    0                  0
   10                                           0                      0                    0                  0
   11                                           0                      0                    0                  0
   12                                           0                      0                    0                  0
   13                                           0                      0                    0                  0
   14                                           0                      0                    0                  0
   15                                           0                      0                    0                  0


                                      C-1

12-MONTH EDCA
The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $24,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:

Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x

(1+EDCA Rate)(1/12) - EDCA Transfer Amount

At the beginning of the 6th month, a second purchase payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.


                                                                                        ---- Account Values----
 Beg of         Amount Allocated             Actual                 EDCA             1st Payment         2nd Payment
  Month              to EDCA             EDCA Transfer         Account Value            Bucket             Bucket
--------       ------------------       ---------------       ---------------       -------------       ------------
    1                24000                   2000                  22000                22000
    2                                        2000                  20209                20209
    3                                        2000                  18401                18401
    4                                        2000                  16575                16575
    5                                        2000                  14732                14732
    6                12000                   3000                  23872                11872              12000
    7                                        3000                  21801                 8985              12096
    8                                        3000                  18262                 6070              12192
    9                                        3000                  15417                 3128              12289
   10                                        3000                  12545                  157              12387
   11                                        3000                   9645                    0               9645
   12                                        3000                   6722                    0               6722
   13                                        3000                   3776                    0               3776
   14                                        3000                    806                    0                806
   15                                         812                      0                    0                  0

                                       --

                                      C-2


APPENDIX D
DESCRIPTION OF GMIB I
You can only elect the GMIB I at the time you purchase the contract and if you are age 75 or less. Once elected, the rider cannot be terminated except as described below. The GMIB I may be exercised after a 10 year waiting period, up through age 85, within 30 days following a contract anniversary.

INCOME BASE. The INCOME BASE is the greater of (a) or (b) minus (c) below:

(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. The Highest Anniversary Value is increased by additional purchase payments and will be reduced by the percentage reduction in account value caused by subsequent partial withdrawals. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the account value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased for subsequent purchase payments and reduced by the percentage reduction in account value caused by subsequent partial withdrawals.

(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

    (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;

    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
          (1) or (2) as defined below:

         (1) The withdrawal adjustment for each withdrawal in a contract year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that withdrawal; or


         (2) If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding withdrawals occurred at the end of that contract year.

(c) An amount equal to the withdrawal charge which would be assessed upon a complete withdrawal plus premium and other taxes.

It is possible that the income base can be greater than your account value. The income base is not available for withdrawals and is only used for purposes of calculating the GMIB I payments and charges for the GMIB I rider.

OWNERSHIP. While the GMIB I rider is in effect, the owner (or joint owners) and annuitant (or joint annuitants) must be the same. If a non-natural person owns the contract, then annuitant will be deemed to be the owner in determining the income base and GMIB I payments. If joint owners are named, the age of the oldest owner will be used to determine the income base.

Upon the exercise of the GMIB I, your annuity payments will be the greater of:

o The annuity payment determined by applying the amount of the Income Base to the GMIB Annuity Table; or

o The annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


                                      D-1



EXERCISING THE GMIB I RIDER. When you elect to receive annuity payments under the GMIB I, you have your choice of two fixed annuity options:

o A life annuity with a ten year period certain (period certain shortens for ages 80 and above); or

o  A joint survivor life annuity with 10 year period certain.

TERMINATING THE GMIB I RIDER. The GMIB I rider will terminate upon the earliest of:

o The date you elect to receive annuity payments either under the GMIB I rider or the contract;

o The 30th day following the contract anniversary immediately after your 85th birthday;

o  The date you make a complete withdrawal of your account value;

o Death of the owner or death of the annuitant if a non-natural person owns the contract; or

o  Change of the owner, for any reason, unless we otherwise agree.

MetLife Investors currently waives the contractual requirement that terminates the GMIB I rider in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the contract. (See "General Death Benefit Provisions.") In such event the spouse may elect to continue the GMIB I rider. This waiver is permanent for contracts issued before notice of the termination of the waiver.

When the GMIB I rider terminates, the corresponding GMIB I rider charge terminates.



                                      D-2


APPENDIX E
GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES
The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and charges.

(1) THE 5% ANNUAL INCREASE AMOUNT

    Determining a value upon which future income payments can be based
    ------------------------------------------------------------------

    Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your account value fluctuates above and below your initial purchase payment depending on the investment performance of the investment options you selected. Your purchase payments accumulate at the annual increase rate of 5%, until the contract anniversary on or immediately after the contract owner's 85th birthday. Your purchase payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your purchase payments accumulated at 5% a year adjusted for withdrawals and charges "the 5% Annual Increase Amount") is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]





    Determining your guaranteed lifetime income stream
    --------------------------------------------------

    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, your 5% Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the 5% Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

[GRAPHIC APPEARS HERE]





(2) THE "HIGHEST ANNIVERSARY VALUE" ("HAV")

    Determining a value upon which future income payments can be based
    ------------------------------------------------------------------

    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the account value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






                                      E-1



    Determining your guaranteed lifetime income stream
    --------------------------------------------------

    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the account value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

[GRAPHIC APPEARS HERE]





(3) PUTTING IT ALL TOGETHER

    Prior to annuitization, the two calculations (the 5% Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the income bases and the account value will cease to exist. Also, the Guaranteed Minimum Income Benefit may only be exercised no later than the contract anniversary on or following the contract owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.

[GRAPHIC APPEARS HERE]





    With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the account value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your account value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.

[GRAPHIC APPEARS HERE]





(4) THE GUARANTEED PRINCIPAL OPTION - GMIB PLUS

    Initial Investment is $100,000. Assume that no withdrawals are taken.
      Assume that account value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.

    The effect of exercising the Guaranteed Principal Option:

    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the account value 30 days after the 10th contract anniversary bringing it back up to $100,000.

    2) The GMIB Plus rider and rider fee terminates as of the date that the adjustment is made to the account value; the variable annuity contract continues.

    3)    GMIB Plus allocation and transfer restrictions


                                      E-2


          terminate as of the date that the adjustment is made to the account value.

[GRAPHIC APPEARS HERE]





    *Withdrawals reduce the original purchase payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.

(5) THE OPTIONAL RESET - GMIB PLUS

    Initial investment is $100,000. Assume that no withdrawals are taken. The
      5% Annual Increase Amount at the 3rd contract anniversary is 115,763 (100,000 accumulates at the annual increase rate of 5%). Assume the account value at the 3rd contract anniversary is $135,000 due to good market performance, and you elect an Optional Reset at this time.

    The effect of the optional reset election is:

    1)    The 5% Annual Increase Amount is reset from 115,763 to 135,000.

    2) The 10-year waiting period to annuitize your contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the date of reset until the 13th contract anniversary.

    3) The GMIB Plus rider fee is reset to the fee that MetLife Investors is charging new contract owners at that time.

    The 5% Annual Increase Amount at the 6th contract anniversary is 156,279
      (135,000 accumulates at the annual increase rate of 5%).

    Assume the account value at the 6th contract anniversary is $180,000 due to good market performance and you elect an Optional Reset at this time.

    The effect of the optional reset election is:

    1)    The 5% Annual Increase Amount is reset from 156,279 to 180,000.

    2) The 10-year waiting period to annuitize your contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the date of reset until the 16th contract anniversary.

    3) The GMIB Plus rider fee is reset to the fee that MetLife Investors is charging new contract owners at that time.

[GRAPHIC APPEARS HERE]




                                      E-3



APPENDIX F
GUARANTEED WITHDRAWAL BENEFIT EXAMPLES
The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties.

A.   How Withdrawals Affect the Benefit Base

  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. ($100,000 x 5%). Assume that the account value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.

  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the account value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the account value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.

B. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second purchase payment) and b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350.

C.   How Withdrawals Affect the Annual Benefit Payment

  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the account value by an additional $1,000, the account value would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
     Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.

  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the account value had increased to $150,000, the account value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.

D. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount

An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed



                                      F-1


Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

E.   Putting It All Together

     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your account value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

                             [GRAPHIC APPEARS HERE]

             ANNUAL BENEFIT      CUMULATIVE     ACCOUNT      BENEFIT
                PAYMENT         WITHDRAWALS     BALANCE       BASE
             ---------------   -------------   ----------   ----------
      0                 0               0      100,000      105,000
      1             7,350           7,350       85,000       97,650
      2             7,350           7,350       68,000       90,300
      3             7,350           7,350       50,000       82,950
      4             7,350           7,350       42,650       75,600
      5             7,350           7,350       35,300       68,250
      6             7,350           7,350       27,950       60,900
      7             7,350           7,350       20,600       53,550
      8             7,350           7,350       13,250       46,200
      9             7,350           7,350        5,900       38,850
     10             7,350           7,350            0       31,500
     11             7,350           7,350            0       24,150
     12             7,350           7,350            0       16,800
     13             7,350           7,350            0        9,450
     14             7,350           7,350            0        2,100
     15             2,100           2,100            0            0
     16
     17
     18





                                      F-2


  2.   When Withdrawals Do Exceed the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting account value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the account value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

                             [GRAPHIC APPEARS HERE]

            ANNUAL BENEFIT     CUMULATIVE      ACCOUNT      BENEFIT
               PAYMENT        WITHDRAWALS      BALANCE       BASE
           ---------------   -------------   ----------   ----------
      0   $             0   $           0   $  100,000   $  105,000
      1             7,350           7,350       85,000       97,650
      2             7,350           7,350       68,000       90,300
      3             7,350           7,350       50,000       82,950
      4             7,350          10,000       40,000       40,000
      5             2,800           2,800       37,200       37,200
      6             2,800           2,800       34,400       34,400
      7             2,800           2,800       31,600       31,600
      8             2,800           2,800       28,800       28,800
      9             2,800           2,800       26,000       26,000
     10             2,800           2,800       23,200       23,200
     11             2,800           2,800       20,400       20,400
     12             2,800           2,800       17,600       17,600
     13             2,800           2,800       14,800       14,800
     14             2,800           2,800       12,000       12,000
     15             2,800           2,800        9,200        9,200
     16             2,800           2,800        6,400        6,400
     17             2,800           2,800        3,600        3,600
     18             2,800           2,800          800          800


F.   How the Optional Reset Works

Assume that a contract had an initial purchase payment of $100,000 and the fee is .50%. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.

The account value on the fifth contract anniversary grew due to market performance to $195,850. Assume the fee remains at .50%. If an Optional Reset is elected, the charge would remain at .50%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $195,850, and the Annual Benefit Payment would become 7% x $195,850 = $13,710.

The account value on the tenth contract anniversary grew due to market performance to $250,488. Assume the fee has been increased to .60%. If an Optional Reset is elected, the charge would increase to .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $250,488, and the Annual Benefit Payment would become 7% x $250,488 = $17,534.

The account value on the fifteenth contract anniversary grew due to market performance to $395,016. Assume the fee is still .60%. If an Optional Reset is elected, the charge would remain at .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $395,016, and the Annual Benefit Payment would become 7% x $395,016 = $27,651.



                                      F-3


The period of time over which the Annual Benefit Payment may be taken would be lengthened.

                             [GRAPHIC APPEARS HERE]

           ANNUAL BENEFIT     CUMULATIVE       ACCOUNT
              PAYMENT        WITHDRAWALS       BALANCE
          ---------------   -------------   -------------
      1   $      7,350.00   $    7,350.00   $  105,000.00
      2          7,350.00       14,700.00      125,000.00
      3          7,350.00       22,050.00      130,000.00
      4          7,350.00       29,400.00      145,000.00
      5          7,350.00       36,750.00      185,000.00
      6         13,709.50       50,459.50      195,850.00
      7         13,709.50       64,169.00      175,000.00
      8         13,709.50       77,878.50      185,200.00
      9         13,709.50       91,588.00      189,300.00
     10         13,709.50      105,297.50      205,200.00
     11         17,534.16      122,831.70      250,488.00
     12         17,534.16      140,365.80      260,322.00
     13         17,534.16      157,900.00      245,000.00
     14         17,534.16      175,434.10      285,000.00
     15         17,534.16      192,968.30      315,000.00
     16         27,651.12      220,619.40      395,016.00
     17         27,651.12      248,270.50      410,100.00
     18         27,651.12      275,921.70      425,200.00
     19         27,651.12      303,572.80      420,200.00
     20         27,651.12      331,223.90      452,000.00

                                                 -THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY

                              METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA


                                                                             AND


                                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE


                                                                CLASS L - 4 YEAR


This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors Insurance Company of California (MetLife Investors or we or us). The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans.



The annuity contract has 29 investment choices a fixed account which offers an interest rate which is guaranteed by us, and 28 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios.



MET INVESTORS SERIES TRUST (CLASS B):
     Met/AIM Mid Cap Core Equity Portfolio
     Met/AIM Small Cap Growth Portfolio
     Goldman Sachs Mid-Cap Value Portfolio
     Harris Oakmark International Portfolio
     Janus Aggressive Growth Portfolio
     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Growth and Income Portfolio
     MFS (Reg. TM) Research International Portfolio
     Neuberger Berman Real Estate Portfolio

     Oppenheimer Capital Appreciation Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio
     RCM Global Technology Portfolio
       (formerly PIMCO PEA Innovation Portfolio)
     T. Rowe Price Mid-Cap Growth Portfolio
     Third Avenue Small Cap Value Portfolio
     Turner Mid-Cap Growth Portfolio
     Van Kampen Comstock Portfolio



METROPOLITAN SERIES FUND, INC.
(CLASS B OR CLASS E, AS NOTED):

     BlackRock Money Market Portfolio

     Davis Venture Value Portfolio (Class E)
     Harris Oakmark Focused Value Portfolio
     Jennison Growth Portfolio
     MetLife Stock Index Portfolio

     Salomon Brothers U.S. Government Portfolio


MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B):
     MetLife Defensive Strategy Portfolio
     MetLife Moderate Strategy Portfolio
     MetLife Balanced Strategy Portfolio
     MetLife Growth Strategy Portfolio
     MetLife Aggressive Strategy Portfolio

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Variable Annuity Contract.

May 1, 2005


                                       1



To learn more about the MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2005. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 47 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 22 Corporate Plaza Drive, Newport Beach, CA 92660-7901.


The contracts:

o  are not bank deposits
o  are not FDIC insured
o  are not insured by any federal government agency
o  are not guaranteed by any bank or credit union
o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

May 1, 2005


                                       2


TABLE OF CONTENTS                                              PAGE
                         PAGE





INDEX OF SPECIAL TERMS .................................        4
HIGHLIGHTS .............................................        5
FEE TABLES AND EXAMPLES ................................        6
1. THE ANNUITY CONTRACT ................................       12
     Market Timing .....................................       12
2. PURCHASE ............................................       12
     Purchase Payments .................................       12
     Termination for Low Account Value .................       13
     Allocation of Purchase Payments ...................       13
     Free Look .........................................       13
     Accumulation Units ................................       13
     Account Value .....................................       14
     Replacement of Contracts ..........................       14
3. INVESTMENT OPTIONS ..................................       14
     Transfers .........................................       16
     Dollar Cost Averaging Programs ....................       19
     Three Month Market Entry Program ..................       20
     Automatic Rebalancing Program .....................       20
     Description of the MetLife Asset Allocation
       Program .........................................       20
     Voting Rights .....................................       21
     Substitution of Investment Options ................       21
4. EXPENSES ............................................       21
     Product Charges ...................................       21
     Account Fee .......................................       22
     Guaranteed Minimum Income
       Benefit - Rider Charge ..........................       22
     Guaranteed Withdrawal Benefit - Rider Charge ......       23
     Withdrawal Charge .................................       23
     Reduction or Elimination of the Withdrawal
       Charge ..........................................       23
     Premium and Other Taxes ...........................       24
     Transfer Fee ......................................       24
     Income Taxes ......................................       24
     Investment Portfolio Expenses .....................       24
5. ANNUITY PAYMENTS
     (THE INCOME PHASE) ................................       25
     Annuity Date ......................................       25
     Annuity Payments ..................................       25
     Annuity Options ...................................       25
     Guaranteed Minimum Income Benefit .................       27
     Description of GMIB II ............................       27
     Description of GMIB Plus ..........................       29
     GMIB II and Qualified Contracts ...................       30


6. ACCESS TO YOUR MONEY ................................       30
     Systematic Withdrawal Program .....................       31
     Guaranteed Withdrawal Benefit .....................       31
     Suspension of Payments or Transfers ...............       34
7. PERFORMANCE .........................................       34
8. DEATH BENEFIT .......................................       35
     Upon Your Death ...................................       35
     Standard Death Benefit - Principal Protection .....       35
     Optional Death Benefit - Annual Step-Up ...........       35
     Optional Death Benefit - Compounded-Plus ..........       36
     Additional Death Benefit - Earnings Preservation
       Benefit .........................................       37
     General Death Benefit Provisions ..................       37
     Spousal Continuation ..............................       38
     Death of the Annuitant ............................       38
     Controlled Payout .................................       38
9. FEDERAL INCOME TAX STATUS ...........................       38
     Taxation of Non-Qualified Contracts ...............       39
     Taxation of Qualified Contracts ...................       40
     Foreign Tax Credits ...............................       43
     Possible Tax Law Changes ..........................       43
10. OTHER INFORMATION ..................................       43
     MetLife Investors .................................       43
     The Separate Account ..............................       43
     Distributor .......................................       44
     Selling Firms .....................................       44
     Requests and Elections ............................       45
     Ownership .........................................       46
     Legal Proceedings .................................       46
     Financial Statements ..............................       47
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION .................................       47
APPENDIX A .............................................      A-1
     Condensed Financial Information ...................      A-1
APPENDIX B .............................................      B-1
     Participating Investment Portfolios ...............      B-1
APPENDIX C .............................................      C-1
     EDCA Examples with Multiple Purchase Payments......      C-1
APPENDIX D .............................................      D-1
     Guaranteed Minimum Income Benefit Examples ........      D-1
APPENDIX E .............................................      E-1
     Guaranteed Withdrawal Benefit Examples ............      E-1


                                       3

INDEX OF SPECIAL TERMS
Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE
Account Value..............................................................14
Accumulation Phase.........................................................12
Accumulation Unit..........................................................14
Annuitant..................................................................46
Annuity Date...............................................................25
Annuity Options............................................................25
Annuity Payments...........................................................25

Annuity Units..............................................................25

Beneficiary................................................................46
Benefit Base...............................................................32
Business Day...............................................................13
Fixed Account..............................................................12

Guaranteed Principal Option................................................29
Guaranteed Withdrawal Amount...............................................32

Income Base................................................................27
Income Phase...............................................................12
Investment Portfolios......................................................14
Joint Owners...............................................................46
Owner......................................................................46
Purchase Payment...........................................................12
Separate Account...........................................................43

                                       4


HIGHLIGHTS
The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company, where you agree to make at least one purchase payment to us and we agree to make a series of annuity payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our fixed account and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit ("GMIB") or the guaranteed withdrawal benefit ("GWB").

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may assess a withdrawal charge of up to 7%. The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB. (See "Guaranteed Minimum Income Benefit.")

You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable annuity payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolios you select for the income phase. If you choose fixed annuity payments, the amount of each payment will not change during the income phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA, 401 plan or 403(b) plan), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


FREE LOOK. You may cancel the contract within 10 days after receiving it (30 days for seniors age 60 or older). You will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your payment depending upon the performance of the investment portfolios. You bear the risk of any decline in account value. We do not refund any charges or deductions assessed during the free look period. We will return your payment if required by law.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 591/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.

NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (E.G.

, a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral.

INQUIRIES. If you need more information, please contact our Annuity Service Center at:

                    MetLife Investors Distribution Company
                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 343-8496

ELECTRONIC DELIVERY. As an owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents.

Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.


                                       5


FEE TABLES AND EXAMPLES
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES TABLE


WITHDRAWAL CHARGE (Note 1)          7%
(as a percentage of purchase
payments)
TRANSFER FEE (Note 2)               $0 (First 12 per year)
                                    $25 (Thereafter)

--------------------------------------------------------------------------------
Note 1. If an amount withdrawn is determined to include the withdrawal of prior purchase payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses -
Withdrawal Charge.")


Number of Complete Years from            Withdrawal Charge
Receipt of Purchase Payment           (% of Purchase Payment)
-------------------------------      ------------------------
  0                                             7
  1                                             6
  2                                             6
  3                                             5
  4 and thereafter                              0

Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.
--------------------------------------------------------------------------------
PERIODIC FEES AND EXPENSES TABLE*




ACCOUNT FEE (Note 1)               $30
GUARANTEED MINIMUM
INCOME BENEFIT (GMIB PLUS
AND GMIB II) RIDER CHARGES
     GMIB Plus                     0.75% of Income
                                   Base (Note 2)
     GMIB Plus                     1.50% of Income
     Upon Optional                 Base (Note 2)
     Reset (maximum)
     GMIB II                       0.50% of Income
                                   Base (Note 2)
GUARANTEED WITHDRAWAL              0.50% of the
BENEFIT RIDER CHARGE PRIOR         Guaranteed
TO OPTIONAL RESET                  Withdrawal Amount
                                   (Note 3)
GUARANTEED WITHDRAWAL              0.95% of the
BENEFIT RIDER CHARGE UPON          Guaranteed
OPTIONAL RESET                     Withdrawal Amount
                                   (Note 3)


--------------------------------------------------------------------------------

Note 1. An Account Fee of $30 is charged on the last day of each contract year if account value is less than $50,000.

Note 2. See "Annuity Payments (The Income Phase) -
Guaranteed Minimum Income Benefit" for a definition of the term Income Base.

Note 3. See "Access to your Money - Guaranteed Withdrawal Benefit" for a definition of the term Guaranteed Withdrawal Amount.

*Certain fees and expenses for contracts issued before May 1, 2005, are different. Certain fees and expenses may not apply during the income phase of the contract. (See "Expenses.")



                                       6



SEPARATE ACCOUNT ANNUAL EXPENSES

(referred to as Separate Account Product Charges)
(as a percentage of average account value in the Separate Account)


Mortality and Expense Charge                          1.35%
Administration Charge                                 0.25%
                                                      ----
Total Separate Account Annual Expenses                1.60%
Death Benefit Rider Charges (Optional)
   (as a percentage of average account value in
   the Separate Account)
Optional Death Benefit - Annual Step-Up               0.20%
Optional Death Benefit - Compounded-Plus              0.35%
Additional Death Benefit - Earnings
   Preservation Benefit                               0.25%

--------------------------------------------------------------------------------


THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

--------------------------------------------------------------------------------


Total Annual Portfolio               Minimum        Maximum
                                     ----           ----
Expenses (expenses that are           0.55%          1.39%
deducted from investment
portfolio assets, including
management fees, 12b-1/service
fees, and other expenses)**



--------------------------------------------------------------------------------
** These expenses include the estimated total annual operating expenses of the MetLife asset allocation portfolios, as well as the weighted average of the underlying investment portfolios (before applicable expense limitations) according to the allocation targets in place as of May 1, 2005.


FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "DISTRIBUTOR."


                                       7

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.





                                                           MANAGEMENT        12B-1/SERVICE
                                                              FEES                FEES
                                                          ------------      ---------------
MET INVESTORS SERIES TRUST
 Met/AIM Mid Cap Core Equity Portfolio(1)                     0.73%              0.25%
 Met/AIM Small Cap Growth Portfolio(1)                       0.90%              0.25%
 Goldman Sachs Mid-Cap Value Portfolio                        0.75%              0.25%
 Harris Oakmark International Portfolio(1)                   0.84%              0.25%
 Janus Aggressive Growth Portfolio(1)                         0.68%              0.25%
 Lord Abbett Bond Debenture Portfolio                        0.52%              0.25%
 Lord Abbett Growth and Income Portfolio(1)                   0.52%              0.25%
 MFS (Reg. TM) Research International Portfolio(1)           0.77%              0.25%
 Neuberger Berman Real Estate Portfolio                       0.70%              0.25%
 Oppenheimer Capital Appreciation                            0.60%              0.25%
 Portfolio(1)
 PIMCO Inflation Protected Bond Portfolio                     0.50%              0.25%
 PIMCO Total Return Portfolio                                0.50%              0.25%
 RCM Global Technology Portfolio                              0.90%              0.25%
 T. Rowe Price Mid-Cap Growth Portfolio(1)                   0.75%              0.25%
 Third Avenue Small Cap Value Portfolio                       0.75%              0.25%
 Turner Mid-Cap Growth Portfolio                             0.80%              0.25%
 Van Kampen Comstock Portfolio(2)                             0.65%              0.25%
METROPOLITAN SERIES FUND, INC.
 BlackRock Money Market Portfolio                             0.35%              0.25%
 Davis Venture Value Portfolio                               0.72%              0.15%
 Harris Oakmark Focused Value Portfolio                       0.73%              0.25%
 Jennison Growth Portfolio                                   0.65%              0.25%
 MetLife Stock Index Portfolio                                0.25%              0.25%
 Salomon Brothers U.S. Government Portfolio                  0.55%              0.25%



                                                                                                                     NET
                                                                                TOTAL          CONTRACTUAL          TOTAL
                                                                                ANNUAL           EXPENSE           ANNUAL
                                                              OTHER           PORTFOLIO          SUBSIDY          PORTFOLIO
                                                           EXPENSES(1)         EXPENSES        OR DEFERRAL         EXPENSE
                                                          -------------      -----------      -------------      ----------
MET INVESTORS SERIES TRUST
 Met/AIM Mid Cap Core Equity Portfolio(1)                     0.10%             1.08%             0.00%             1.08%
 Met/AIM Small Cap Growth Portfolio(1)                       0.14%             1.29%             0.00%             1.29%
 Goldman Sachs Mid-Cap Value Portfolio                        0.14%             1.14%             0.00%             1.14%
 Harris Oakmark International Portfolio(1)                   0.14%             1.23%             0.00%             1.23%
 Janus Aggressive Growth Portfolio(1)                         0.14%             1.07%             0.00%             1.07%
 Lord Abbett Bond Debenture Portfolio                        0.06%             0.83%             0.00%             0.83%
 Lord Abbett Growth and Income Portfolio(1)                   0.05%             0.82%             0.00%             0.82%
 MFS (Reg. TM) Research International Portfolio(1)           0.30%             1.32%             0.07%             1.25%
 Neuberger Berman Real Estate Portfolio                       0.03%             0.98%             0.00%             0.98%
 Oppenheimer Capital Appreciation                            0.10%             0.95%             0.00%             0.95%
 Portfolio(1)
 PIMCO Inflation Protected Bond Portfolio                     0.06%             0.81%             0.00%             0.81%
 PIMCO Total Return Portfolio                                0.06%             0.81%             0.00%             0.81%
 RCM Global Technology Portfolio                              0.01%             1.16%             0.00%             1.16%
 T. Rowe Price Mid-Cap Growth Portfolio(1)                   0.16%             1.16%             0.01%             1.15%
 Third Avenue Small Cap Value Portfolio                       0.07%             1.07%             0.00%             1.07%
 Turner Mid-Cap Growth Portfolio                             0.05%             1.10%             0.00%             1.10%
 Van Kampen Comstock Portfolio(2)                             0.13%             1.03%             0.00%             1.03%
METROPOLITAN SERIES FUND, INC.
 BlackRock Money Market Portfolio                             0.07%             0.67%             0.01%             0.66%
 Davis Venture Value Portfolio                               0.06%             0.93%             0.00%             0.93%
 Harris Oakmark Focused Value Portfolio                       0.05%             1.03%             0.00%             1.03%
 Jennison Growth Portfolio                                   0.06%             0.96%             0.00%             0.96%
 MetLife Stock Index Portfolio                                0.05%             0.55%             0.01%             0.54%
 Salomon Brothers U.S. Government Portfolio                  0.09%             0.89%             0.00%             0.89%




                                                  MANAGEMENT        12B-1/SERVICE           OTHER
                                                     FEES                FEES            EXPENSES(1)
                                                 ------------      ---------------      -------------
 MET INVESTORS SERIES TRUST - ASSET
 ALLOCATION PORTFOLIOS
 MetLife Defensive Strategy Portfolio(3)            0.10%              0.25%               0.36%
 MetLife Moderate Strategy Portfolio(3)              0.10%              0.25%               0.10%
 MetLife Balanced Strategy Portfolio(3)             0.08%              0.25%               0.03%
 MetLife Growth Strategy Portfolio(3)                0.08%              0.25%               0.04%
 MetLife Aggressive Strategy Portfolio(3)           0.10%              0.25%               0.17%



                                                                                                         NET TOTAL
                                                                                                          ANNUAL
                                                                                                         PORTFOLIO
                                                                                                         EXPENSES
                                                                                         NET             INCLUDING
                                                    TOTAL          CONTRACTUAL          TOTAL            ESTIMATED
                                                    ANNUAL           EXPENSE            ANNUAL          EXPENSES OF
                                                  PORTFOLIO          SUBSIDY          PORTFOLIO         UNDERLYING
                                                   EXPENSES        OR DEFERRAL         EXPENSE         PORTFOLIOS(3)
                                                 -----------      -------------      -----------      --------------
 MET INVESTORS SERIES TRUST - ASSET
 ALLOCATION PORTFOLIOS
 MetLife Defensive Strategy Portfolio(3)           0.71%             0.36%             0.35%              1.03%
 MetLife Moderate Strategy Portfolio(3)             0.45%             0.10%             0.35%              1.06%
 MetLife Balanced Strategy Portfolio(3)            0.36%             0.01%             0.35%              1.10%
 MetLife Growth Strategy Portfolio(3)               0.37%             0.02%             0.35%              1.15%
 MetLife Aggressive Strategy Portfolio(3)          0.52%             0.17%             0.35%              1.18%


                                       8


The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2005, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2006 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended December 31, 2004.

(1) Other Expenses may include amounts repaid to investment advisers or managers pursuant to contractual arrangements for prior waivers or payments of portfolio expenses. The amounts repaid per portfolio are:
    0.05% for the Met/AIM Mid Cap Core Equity Portfolio; 0.06% for the Met/AIM Small Cap Growth Portfolio; 0.01% for the Harris Oakmark International Portfolio; 0.07% for the Janus Aggressive Growth Portfolio; 0.02% for the Lord Abbett Growth and Income Portfolio; 0.14% for the MFS (Reg. TM) Research International Portfolio; 0.04% for the Oppenheimer Capital Appreciation Portfolio; and 0.09% for the T. Rowe Price Mid-Cap Growth Portfolio.

(2) Portfolio expenses for this investment portfolio are estimated for the year ended December 31, 2005.

(3) Total Annual Portfolio Expenses for the MetLife Defensive Strategy

    Portfolio, MetLife Moderate Strategy Portfolio, MetLife Balanced Strategy

    Portfolio, MetLife Growth Strategy Portfolio and MetLife Aggressive

    Strategy Portfolio are annualized based on the months the portfolios were in operation in 2004. All of the portfolios commenced operations on

    November 3, 2004. Because the portfolios invest in other underlying portfolios, each portfolio also will bear its pro rata portion of the operating expenses of the underlying investment portfolios in which the portfolio invests, including the management fee, which is not reflected in the above table. The estimated expenses of the underlying portfolios

    (after applicable expense limitations) according to the allocation targets
     -----
    in place as of the date of this prospectus are: 0.68% for the MetLife

    Defensive Strategy Portfolio; 0.71% for the MetLife Moderate Strategy

    Portfolio; 0.75% for the MetLife Balanced Strategy Portfolio; 0.80% for

    the MetLife Growth Strategy Portfolio; and 0.83% for the MetLife

    Aggressive Strategy Portfolio. The estimated total annual operating expenses of the portfolios, including the weighted average of the total operating expenses of the underlying investment portfolios (before
                                                                ------
    applicable expense limitations) according to the allocation targets in place as of the date of this prospectus are: 1.39% for the MetLife Defensive Strategy Portfolio; 1.16% for the MetLife Moderate Strategy Portfolio; 1.11% for the MetLife Balanced Strategy Portfolio; 1.17% for the MetLife Growth Strategy Portfolio; and 1.35% for the MetLife Aggressive Strategy Portfolio. Therefore, contract owners may be able to realize lower aggregate expenses by investing directly in the underlying investment portfolios instead of the portfolios. A contract owner who chooses to invest directly in the underlying investment portfolios would not, however, receive the asset allocation services provided by Met Investors Advisory, LLC. (See the fund prospectus for a description of the target allocations.)



                                       9

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). THE WEIGHTED AVERAGE (BEFORE APPLICABLE EXPENSE LIMITATIONS) OF 1.39% FOR THE METLIFE DEFENSIVE STRATEGY PORTFOLIO IS USED AS THE INVESTMENT PORTFOLIO WITH THE MAXIMUM FEES AND EXPENSES IN THE EXAMPLES BELOW. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the Compounded-Plus Death Benefit, the Additional Death Benefit-Earnings Preservation Benefit (the "optional death benefit riders") and the Guaranteed Minimum Income Benefit Plus ("GMIB Plus") rider, assuming you elect the Optional Reset of the GMIB Plus and as a result, the GMIB Plus rider charge increases to the maximum charge permitted on an Optional Reset of 1.50%, which is the most expensive way to purchase the contract. We intend to offer the GMIB Plus rider beginning sometime in 2005. Until the GMIB Plus rider is available, (1) selecting the optional death benefit riders and the Guaranteed Withdrawal Benefit ("GWB") rider is the most expensive way to purchase the contract for a 10 year time period, assuming you elect the Optional Reset of the GWB and as a result the GWB rider charge increases to the maximum charge permitted on an Optional Reset of 0.95%, and
(2) selecting the optional death benefit riders and the Guaranteed Minimum Income Benefit II ("GMIB II") rider is the most expensive way to purchase the contract for a 3 and 5 year time period. Selecting the contract with the optional death benefit riders and either the GWB or GMIB II rider is equally the most expensive way to purchase the contract for a 1 year time period.

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                                     Time Periods
       1 year                  3 years               5 years               10 years
--------------------       ---------------       ---------------       ---------------
      (a)$1,461.60          (a)$2,255.74          (a)$3,134.53          (a)$5,405.18
      (b)$1,378.23          (b)$2,017.05          (b)$2,754.53          (b)$4,716.66


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                                    Time Periods
       1 year                 3 years               5 years               10 years
-------------------       ---------------       ---------------       ---------------
       (a)$661.60          (a)$1,535.74          (a)$2,594.53          (a)$5,405.18
       (b)$578.23          (b)$1,297.05          (b)$2,214.53          (b)$4,716.66




CHART 2. Chart 2 below assumes that you do not select optional death benefit riders, the GMIB rider, the GMIB Plus rider (when available) or the GWB rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                                     Time Periods
       1 year                  3 years               5 years               10 years
--------------------       ---------------       ---------------       ---------------
      (a)$1,005.19          (a)$1,382.83          (a)$1,584.20          (a)$3,222.40
        (b)$921.34          (b)$1,132.33          (b)$1,168.85          (b)$2,506.35


                                       10

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                                   Time Periods
       1 year                3 years              5 years               10 years
-------------------       -------------       ---------------       ---------------
       (a)$305.19          (a)$932.83          (a)$1,584.20          (a)$3,222.40
       (b)$221.34          (b)$682.33          (b)$1,168.85          (b)$2,506.35


The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.


                                       11

1. THE ANNUITY CONTRACT
This prospectus describes the Variable Annuity Contract offered by us.

The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolios you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion.


The contract also contains a FIXED ACCOUNT. The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by us. If you select the fixed account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The fixed account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed annuity payment option during the income phase, payments are made from our general account assets.

The amount of the annuity payments you receive during the income phase from a fixed annuity payment option of the contract will remain level for the entire income phase, provided that the payment may increase in the event you make a transfer from a variable annuity payment option to the fixed annuity payment. Please see the terms of your actual contract for more detailed information.

As owner of the contract, you exercise all interests and rights under the contract. You can change the owner at any time by notifying us in writing. The contract may be owned generally by joint owners (limited to two natural persons). We provide more information on this under "Other Information."


MARKET TIMING


We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (I.E., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular investment portfolios made by owners within given periods of time and/or investigating transfer activity identified by the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."



2. PURCHASE
PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.

o  The minimum initial purchase payment we will accept is $10,000.


o If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.


                                       12

o You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified) unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.


o  We will accept a different amount if required by federal tax law.

We reserve the right to reject any application or purchase payment and to limit future purchase payments.


TERMINATION FOR LOW ACCOUNT VALUE

We may terminate your contract by paying you the account value in one sum if, prior to the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the account value on or after the end of such two year period is less than $2,000.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or any of the investment portfolios you have selected. You may not choose more than 18 investment portfolios (including the fixed account) at the time your initial purchase payment is allocated. Each allocation must be at least $500 and must be in whole numbers.

We have reserved the right to restrict payments to the fixed account if any of the following conditions exist:

o the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or

o your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or

o  a transfer was made out of the fixed account within the previous 180 days.


If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. However, if you make an additional purchase payment and you have an EDCA or DCA program in effect, we will allocate your additional payments to the investment portfolios selected under the EDCA or DCA program unless you tell us otherwise. You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 investment portfolios (including the fixed account) at the time you submit a subsequent purchase payment. If you wish to allocate the payment to more than 18 investment portfolios (including the fixed account), you must notify us of your chosen allocation one or more days prior to submitting the payment. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.


Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Requests and Elections.")

FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (30 days for seniors age 60 or older). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your purchase payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. Under certain circumstances, if you are a senior age 60 or older, we may be required to give you back your purchase payment if you decide to cancel your contract. We do not refund any charges or deductions assessed during the free look period.


ACCUMULATION UNITS

The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your


                                       13



account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.)

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and

2) multiplying it by one minus the Separate Account product charges (including any death benefit rider charge) for each day since the last business day and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 p.m. Eastern
Time) and then credit your contract.


EXAMPLE:
   On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Growth and Income Portfolio.

ACCOUNT VALUE

ACCOUNT VALUE is equal to the sum of your interests in the investment portfolios and the fixed account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.

REPLACEMENT OF CONTRACTS

Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your account representative whether the exchange would be advantageous, given the contract features, benefits and charges.



3. INVESTMENT OPTIONS

The contract offers 28 INVESTMENT PORTFOLIOS which are listed below. Additional investment portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN
INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B CONTAINS A SUMMARY OF ADVISERS AND SUBADVISERS, INVESTMENT OBJECTIVES AND STRATEGIES FOR EACH INVESTMENT PORTFOLIO.


                                       14

The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

An investment portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an investment portfolio with a small asset base. An investment portfolio may not experience similar performance as its assets grow.


Shares of the investment portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the investment portfolios may conflict. The investment portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. We do not receive compensation from any of the advisers or subadvisers of any of the investment portfolios of the Met Investors Series Trust or the Metropolitan Series Fund, Inc. (or their affiliates) for administrative or other services relating to the portfolios, excluding 12b-1 fees (see below). However, we and certain of our affiliated insurance companies are joint owners of our affiliated investment advisers, MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." Our ownership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolio. We may benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the advisers. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the investment portfolios and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the advisers to the subadvisers.) Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or other affiliate) with increased access to persons involved in the distribution of the contracts.


Each of the Met Investors Series Trust and Metropolitan Series Fund, Inc. has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the investment portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Distributor".) The payments are deducted from assets of the investment portfolios and are paid to our distributor, MetLife Investors Distribution Company. These payments decrease the portfolio's investment return.

We select the investment portfolios offered through this contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described above. In some cases, we have included investment portfolios based on recommendations made by selling firms through which the contract is sold. We review the investment portfolios periodically and may remove an investment portfolio or limit it availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular investment portfolio.



                                       15

MET INVESTORS SERIES TRUST (CLASS B)

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B portfolios are available under the contract:


     Met/AIM Mid Cap Core Equity Portfolio
     Met/AIM Small Cap Growth Portfolio
     Goldman Sachs Mid-Cap Value Portfolio
     Harris Oakmark International Portfolio
     Janus Aggressive Growth Portfolio
     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Growth and Income Portfolio
     MFS (Reg. TM) Research International Portfolio
     Neuberger Berman Real Estate Portfolio

     Oppenheimer Capital Appreciation Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio
     RCM Global Technology Portfolio
         (formerly PIMCO PEA Innovation Portfolio)
     T. Rowe Price Mid-Cap Growth Portfolio
     Third Avenue Small Cap Value Portfolio
     Turner Mid-Cap Growth Portfolio
     Van Kampen Comstock Portfolio



METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or Class E, as noted, portfolios are available under the contract:

     BlackRock Money Market Portfolio

     Davis Venture Value Portfolio (Class E)
     Harris Oakmark Focused Value Portfolio
     Jennison Growth Portfolio
     MetLife Stock Index Portfolio


     Salomon Brothers U.S. Government Portfolio


MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contracts:

     MetLife Defensive Strategy Portfolio
     MetLife Moderate Strategy Portfolio
     MetLife Balanced Strategy Portfolio
     MetLife Growth Strategy Portfolio
     MetLife Aggressive Strategy Portfolio


TRANSFERS


GENERAL. You can transfer a portion of your account value among the fixed account and the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "Investment Options - Transfers -
Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the business day. The following apply to any transfer:

o Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.


                                       16

o  Your request for transfer must clearly state how much the transfer is for.

o The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre-scheduled transfer programs).

o The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of: (a) 25% of the fixed account value at the beginning of the contract year, or
     (b) the amount transferred out of the fixed account in the prior contract year.

o You may not make a transfer to more than 18 investment portfolios (including the fixed account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 investment portfolios (including the fixed account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the GMIB Plus rider to your contract, you may only make transfers between certain investment portfolios. Please refer to the section "Annuity Payments (The Income Phase) - Description of GMIB Plus - Allocation Limitations."


During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.

For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if any one of the following conditions exist:

o  The credited interest rate is equal to the guaranteed minimum rate;

o Your account value in the fixed account equals or exceeds our published maximum for fixed account contract values (currently, there is no limit); or


o  A transfer was made out of the fixed account within the previous 180 days.

During the income phase, you cannot make transfers from a fixed annuity payment option to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to a fixed annuity payment option and among the investment portfolios.

TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information - Requests and Elections.")

All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the business day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following business day.

PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry, and Automatic Rebalancing Programs.

MARKET TIMING. Frequent requests from contract owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio



                                       17


management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the Met/AIM Small Cap Growth, Harris Oakmark International, Lord Abbett Bond Debenture, MFS (Reg. TM) Research International, and Third Avenue Small Cap Value Portfolios) and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified investment portfolios under that contract to be submitted with an original signature. If we impose this restriction on your transfer activity, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions. The account value will not be affected by any gain or loss due to the transfer and your account value will be the same as if the transfer had not occurred. You will receive written confirmation of the transactions effecting such reversal.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to market timing. Our ability to detect such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity may be limited by provisions of the contract. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts.

The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract owners and other persons with interests in the contracts should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios.

In addition, contract owners and other persons with interests in the contracts should be aware that some investment portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/ or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures, and we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to the other insurance



                                       18


companies and/or retirement plans that may invest in the investment portfolios.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the investment portfolio prospectuses for more details.


DOLLAR COST AVERAGING PROGRAMS

We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the accumulation phase.

We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.

The two dollar cost averaging programs are:

1.    STANDARD DOLLAR COST AVERAGING (DCA)

     This program allows you to systematically transfer a set amount each month from the fixed account (new purchase payments only) or from a money market investment portfolio to any of the other investment portfolio(s) you select. We provide certain exceptions from our normal fixed account restrictions to accommodate dollar cost averaging programs. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or account value is allocated to the dollar cost averaging program.

You can make subsequent purchase payments while you have an active DCA program in effect, provided, however, that no amount will be allocated to the DCA program without your express direction. (See "Purchase Payment -
Allocation of Purchase Payments.") If you make such an addition to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus rider.


2.    ENHANCED DOLLAR COST AVERAGING PROGRAM (EDCA)
     The Enhanced Dollar Cost Averaging (EDCA) Program allows you to systematically transfer amounts from the EDCA account in the general account to any investment portfolio(s) you select. Except as discussed below, only new purchase payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


You can make subsequent purchase payments while you have an active EDCA account in effect, provided, however, that no amount will be allocated to the EDCA account without your express direction. (See "Purchase - Allocation of Purchase Payments.") When a subsequent purchase payment is allocated by you to your existing EDCA account we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent purchase payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.

o Each allocation (bucket) resulting from a subsequent purchase payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.

o Allocations (buckets) resulting from each purchase payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This


                                       19

     increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.

(See Appendix C for further examples of EDCA with multiple purchase payments.)

The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any investment portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for purchase payments allocated on the 29th, 30th, or 31st day of a month. If such a day is not a business day, the transfer will take place on the next business day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.

If you decide you no longer want to participate in the EDCA program, and your contract was issued prior to May 1, 2005, all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise. If your contract was issued on or after May 1, 2005, all money remaining in your EDCA account will be transferred to the investment portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


THREE MONTH MARKET ENTRY PROGRAM

Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.

AUTOMATIC REBALANCING PROGRAM

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually.

An automatic rebalancing program is intended to transfer account value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.

We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current EDCA or DCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.

The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.


EXAMPLE:

   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Janus Aggressive Growth Portfolio. Over the next 21/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Janus Aggressive Growth Portfolio to increase those holdings to 60%.

DESCRIPTION OF THE METLIFE ASSET ALLOCATION PROGRAM

The MetLife Asset Allocation Program consists of the following five MetLife asset allocation portfolios (Class B), each of which is a portfolio of the Met Investors Series



                                       20


Trust. Met Investors Advisory, LLC ("Met Investors Advisory"), an affiliate of ours, is the investment manager of the MetLife asset allocation portfolios.

METLIFE ASSET ALLOCATION PORTFOLIOS
-----------------------------------

     MetLife Defensive Strategy Portfolio
     MetLife Moderate Strategy Portfolio
     MetLife Balanced Strategy Portfolio
     MetLife Growth Strategy Portfolio
     MetLife Aggressive Strategy Portfolio

Each portfolio is well diversified and was designed on established principles of asset allocation and risk tolerance. Each portfolio will invest substantially all of its assets in the Class A shares of other investment portfolios of the Met Investors Series Trust or of the Metropolitan Series Fund, Inc., which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable. Each portfolio has a target allocation among the three types of asset classes (equity, fixed income and cash/money market). Met Investors Advisory establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the underlying investment portfolios in which a portfolio invests based on, among other things, Met Investors Advisory's investment process, its outlook for the economy, interest rates, financial markets and historical performance of each underlying investment portfolio and/or asset class. At least annually, Met Investors Advisory will evaluate each portfolio's asset allocations among equities, fixed income and cash/money market securities including the allocation within such asset classes and may make changes in the target allocations. Approximately every 90 days, the portfolios will be rebalanced to their previously established target allocations. (See the fund prospectus for a description of the target allocations.)

Met Investors Advisory has hired an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for each of the portfolios and investment in the underlying investment portfolios, which may assist Met Investors Advisory in determining the underlying investment portfolios which may be available for investment and with the selection of an allocation of each portfolio's investments among the underlying investment portfolios. Met Investors Advisory is responsible for paying the consulting fees.


VOTING RIGHTS

We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION OF INVESTMENT OPTIONS

If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of the future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.



4. EXPENSES
There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

PRODUCT CHARGES

SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units.

MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge which is equal, on an annual


                                       21

basis, to 1.35% of the average daily net asset value of each investment portfolio.

This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.

ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.

DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we assess a daily charge during the accumulation phase equal, on an annual basis, to the percentages below of the average daily net asset value of each investment portfolio:


      Annual Step-Up Death Benefit              0.20%
      Compounded-Plus Death Benefit             0.35%
      Additional Death Benefit - Earnings
         Preservation Benefit                   0.25%

ACCOUNT FEE

During the accumulation phase, every contract year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior contract year if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted pro rata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.

A pro rata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.

GUARANTEED MINIMUM INCOME

BENEFIT - RIDER CHARGE

Currently, we offer a Guaranteed Minimum Income Benefit ("GMIB") rider known as GMIB II, which you can select when you purchase the contract. If you select the GMIB II rider, we will assess a charge during the accumulation phase equal to 0.50% of the income base (see "Annuity Payments (The Income Phase) -
Guaranteed Minimum Income Benefit" for a discussion of how the income base is determined) at the time the rider charge is assessed. We intend to offer, sometime in 2005, version III of the GMIB known as GMIB Plus. You can only select this feature when available and at contract issue. We will assess a charge for GMIB Plus during the accumulation phase equal to 0.75% of the income base. If you elect an Optional Reset of the GMIB Plus rider on the third contract anniversary or thereafter as permitted, we may increase the GMIB Plus rider charge to the charge applicable to current contract purchases at the time of the reset but no more than a maximum of 1.50% of the income base.

For contracts issued from November 22, 2004 and prior to May 1, 2005 for which the GMIB II was elected, the rider charge is reduced to 0.45% of the income base if you elect either the optional Annual Step-Up Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit"). For contracts issued on and after May 1, 2005, the rider charge will not be reduced if you elect either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit.


The rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised. If you make a full withdrawal (surrender) or if you begin to



                                       22


recieve annuity payments at the annuity date, a pro rata portion of the rider charge will be assessed. The GMIB rider charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each account bears to your total account value.


GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE


We offer a Guaranteed Withdrawal Benefit ("GWB") rider which you can select when you purchase the contract. If you elect the GWB, a charge is deducted from your account value on each contract anniversary. The charge is equal to 0.50% of the Guaranteed Withdrawal Amount (see "Access To Your Money - Guaranteed Withdrawal Benefit") on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. The GWB rider charge is deducted from your account value pro rata from each investment option, the fixed account and the EDCA account in the ratio each account bears to your total account value. If you make a full withdrawal (surrender) of your account value, you apply your account value to an annuity option, there is a change in owners, joint owners or annuitants (if the owner is a non-natural person) or the contract terminates (except for a termination due to death), a pro rata portion of the rider charge will be assessed. If you elect an Optional Reset of the GWB on the 5th contract anniversary or thereafter as permitted, we may increase the GWB rider charge to the charge applicable to current contract purchases at the time of the reset but no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount. The GWB rider charge will continue even if your Benefit Base has been reduced to zero.


WITHDRAWAL CHARGE

During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior purchase payments, a withdrawal charge is assessed against the purchase payment withdrawn. To determine if your withdrawal includes prior purchase payments, amounts are withdrawn from your contract in the following order:

1. Earnings in your contract (earnings are equal to your account value, less purchase payments not previously withdrawn); then

2.    The free withdrawal amount described below; then

3. Purchase payments not previously withdrawn, in the order such purchase payments were made: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn.

FREE WITHDRAWAL AMOUNT. The free withdrawal amount each contract year after the first (there is no free withdrawal amount in the first contract year) is equal to 10% of your total purchase payments, less the total free withdrawal amount previously withdrawn in the same contract year. However, we currently will not assess the withdrawal charge on amounts withdrawn during the first contract year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one contract year does not carry over to the next contract year.

The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:


Number of Complete Years from            Withdrawal Charge
Receipt of Purchase Payment           (% of Purchase Payment)
-------------------------------      ------------------------
  0                                             7
  1                                             6
  2                                             6
  3                                             5
  4 and thereafter                              0

For a partial withdrawal, the withdrawal charge is deducted from the remaining account value, if sufficient. If the remaining account value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.

If the account value is smaller than the total of all purchase payments, the withdrawal charge only applies up to the account value.

We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB or GWB payments. In addition, we will not assess the withdrawal charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract.


NOTE: For tax purposes, earnings from non-qualified contracts are considered to come out first.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expense. Some


                                       23


examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer which is participating in the offering of the contract. In lieu of a withdrawal charge waiver, we may provide an account value credit.

NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your joint owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6 month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used.

TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your joint owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). This waiver terminates on the annuity date. We will not accept additional purchase payments once this waiver is used.

For contracts issued on and after May 1, 2005, these riders are not available for owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home/Hospital Confinement and Terminal Illness riders. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES

We reserve the right to deduct from purchase payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0.50% to 2.35%. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.

TRANSFER FEE

We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.

INCOME TAXES

We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

INVESTMENT PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of the investment portfolios.


                                       24

5.  ANNUITY PAYMENTS
        (THE INCOME PHASE)
ANNUITY DATE

Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days prior notice to us. Unless you choose an annuity date, it will be the later of the first day of the calendar month after the annuitant's 90th birthday or ten (10) years from the date your contract was issued.

ANNUITY PAYMENTS

You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.


During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will be:

o  fixed annuity payments, or

o  variable annuity payments, or


o  a combination of both.


If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place just before the start of the income phase.

If you choose to have any portion of your annuity payments based on the investment portfolio(s), the dollar amount of your payment will vary and will depend upon 3 things:



1) the value of your contract in the investment portfolio(s) just before the start of the income phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and

3)    the performance of the investment portfolios you selected.


At the time you purchase the contract, you select the AIR, which must be acceptable to us. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable annuity payments will decrease.

Your variable annuity payment is based on ANNUITY UNITS. An annuity unit is an accounting device used to calculate the dollar amount of annuity payments.

When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable annuity payment, but subsequent variable annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial variable annuity payment than a lower AIR, but later variable annuity payments will rise more slowly or fall more rapidly.

In the event of a transfer during the income phase from a variable annuity payment option to a fixed annuity payment option, this may result in a reduction in the amount of annuity payments.

If you choose to have any portion of your annuity payments be a fixed annuity payment, the dollar amount of each fixed annuity payment will not change.


Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.

ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us.



                                       25


If you do not choose an annuity option at the time you purchase the contract, Option 2 which provides a life annuity with 10 years of guaranteed annuity payments will automatically be applied. This annuity option permits withdrawal of a commuted value. (See "Federal Income Tax Status - Other Tax Issues.")


You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.

OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. If, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. When the annuitant dies, if you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. If, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. However, if you do not want to continue receiving annuity payments at the last death of the annuitant and the joint annuitant, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.

OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion. After commencement of this annuity payout, you may elect to receive the partial or full commuted value of the remaining guaranteed variable annuity payments, and the payments will be commuted at the AIR selected.

There may be tax consequences resulting from the election of an annuity payment option containing a commutation feature (I.E., an annuity payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status".)



In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.


In the event that you purchased the contract as a tax qualified contract, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if annuity payments have already begun, the death benefit would be required to be distributed to



                                       26

your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


GUARANTEED MINIMUM INCOME BENEFIT

At the time you buy the contract, you can elect a Guaranteed Minimum Income Benefit ("GMIB") rider. Currently, we offer GMIB II. We intend to offer, sometime in 2005, and at contract issue only, version III which is known as GMIB Plus (collectively these will be known as "GMIB"). Our ability to offer this feature will depend, in part, on obtaining approval from the California Department of Insurance. Because GMIB Plus is available at the time you buy the contract, you may elect GMIB Plus only if you buy a contract on or after the date that we first make GMIB Plus available. Please check with your registered representative on availability of the GMIB Plus. GMIB II and GMIB Plus are each described below. You may not have this benefit and the Guaranteed Withdrawal Benefit in effect at the same time.

It is important to recognize that the GMIB does not establish or guarantee your account value or a minimum return for any subaccount, and the "income base" that is guaranteed by the GMIB is not available for cash withdrawals. Rather, the GMIB is designed to provide you with a predictable minimum level of income for life after a minimum 10-year waiting period regardless of investment performance or actual account value, by providing a minimum guaranteed lifetime fixed income benefit in the form of fixed monthly annuity payments.

The amount of the benefit is determined by applying the income base (described below) at the time of exercise to the GMIB Annuity Table specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. The annuity rates in the Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB II or GMIB Plus produces may be less than the amount of annuity income that would be provided by applying your account value on your annuity date to then-current annuity purchase rates. In this case, your annuity payments will be higher if you do not exercise the rider.

(See Appendix D for examples of the GMIB rider.)


DESCRIPTION OF GMIB II

The GMIB II may be exercised after a 10 year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30 day period following the contract anniversary on or following the owner's 85th birthday. The GMIB II is only available for owners up through age 75, and you can only elect the GMIB II at the time you purchase the contract. Once elected, the rider cannot be terminated except as discussed below.

INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.

(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.

(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. (For these purposes, all purchase payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less
     (ii), where:

    (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary on or following the owner's 85th birthday and 0% thereafter; and

    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
          (1) or (2) as defined below:

         (1) The withdrawal adjustment for each withdrawal in a contract year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributed to that withdrawal (including any applicable withdrawal charge); or

         (2)    If total withdrawals in a contract year are 5%

                                       27

               or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or other payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that contract year.

In determining the GMIB II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the income base.

The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary on or following the owner's 85th birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described in (b)(ii) above.

OWNERSHIP. If the owner is a natural person, the owner must be the annuitant. If a non-natural person owns the contract, then annuitant will be considered the owner in determining the income base and GMIB II annuity payments. If joint owners are named, the age of the older will be used to determine the income base and GMIB II annuity payments.

EXERCISING THE GMIB II RIDER. If you exercise the GMIB II, you must elect to receive annuity payments under one of the following fixed annuity options:

(1) Life annuity with 10 years of annuity payments guaranteed. For annuitization ages over 79, the guaranteed component of the life annuity is reduced as follows:


 Age at Annuitization         Guarantee Period
----------------------       -----------------
          80                         9
          81                         8
          82                         7
          83                         6
       84 and 85                     5

(2) Joint and last survivor annuity with 10 years of annuity payments guaranteed.

These options are described in the contract and the GMIB II rider.

If you exercise the GMIB II, your annuity payments will be the greater of:

o the annuity payment determined by applying the amount of the income base to the GMIB Annuity Table, or

o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")

Partial annuitizations are not permitted under the GMIB II.

If you take a full withdrawal of your account value, your contract is terminated by us due to its small account value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.

If you choose not to receive annuity payments as guaranteed under the GMIB II, you may elect any of the annuity options available under the contract.

TERMINATING THE GMIB II RIDER. Except as otherwise provided in the GMIB II rider, the GMIB II will terminate upon the earliest of:

    a) The 30th day following the contract anniversary on or following your 85th birthday;

    b)    The date you make a complete withdrawal of your account value;

                                       28

    c) The date you elect to receive annuity payments under the contract and you do not elect to receive payments under the GMIB II;

    d) Death of the owner or joint owner (unless the spouse (aged 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract; or

    e) A change for any reason of the owner or joint owner or the annuitant if a non-natural person owns the contract.

When the GMIB II rider terminates, the corresponding GMIB II rider charge terminates.


DESCRIPTION OF GMIB PLUS

As noted above, the GMIB Plus is not yet available. When we introduce this feature, it can only be selected by owners who purchase the contract on or after the date we make it available. The GMIB Plus is identical to the GMIB II, described above, with the following differences: (1) you may exercise a "GUARANTEED PRINCIPAL OPTION" in which case you receive an additional amount to be added to the account value in lieu of taking GMIB payments; (2) you may be permitted to periodically reset the Annual Increase Amount; (3) you are limited to allocating your account value to certain investment choices; (4) the termination provisions are expanded; and (5) the additional charge for the GMIB Plus is 0.75% (rather than 0.50% for the GMIB II) of the income base (with a maximum charge of 1.50% of the income base applicable upon exercise of the Optional Reset feature). A description of these features follows.

GUARANTEED PRINCIPAL OPTION. Starting with the tenth contract anniversary prior to the owner's 86th birthday, you may exercise the Guaranteed Principal Option. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the eligible contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following the eligible contract anniversary.

By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your account value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:

(a) is purchase payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal (including applicable withdrawal charges)) and

(b) the account value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.

The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable investment portfolio and EDCA account in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios.

The Guaranteed Principal Adjustment will never be less than zero. If the Guaranteed Principal Option is elected, the GMIB Plus rider will terminate as of the date the option takes effect and no additional GMIB charges will apply thereafter. The variable annuity contract, however, will continue.

OPTIONAL RESET. On any contract anniversary on or after the third contract anniversary, you may elect to reset the Annual Increase Amount to the account value. Such a reset may be beneficial if your account value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. However, resetting the Annual Increase Amount will increase your waiting period for exercising the GMIB Plus by restarting it again. You may elect to reset the Annual Increase Amount only if (1) the account value exceeds the Annual Increase Amount immediately before the reset; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset. We must receive your request to exercise the Optional Reset in writing, at our Annuity Service Center, or any other method that we agree to, within a 30 day period prior to the applicable contract anniversary. You may elect an Optional Reset at any subsequent contract anniversary as long as it has been at least three years since the last Optional Reset and all other requirements are met. We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract.

The Optional Reset will:


                                       29


(1) reset the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Reset election;

(2) reset the GMIB Plus waiting period to the tenth contract anniversary following the date the Optional Reset took effect; and

(3) reset the GMIB Plus rider charge to the then current level we charge for the GMIB Plus rider at the time of the reset, up to the Maximum Optional Reset Fee Rate (not to exceed 1.50%).

On the date of the reset, the account value on that day will be treated as a single purchase payment received on the date of the reset for purposes of determining the Annual Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the reset.

ALLOCATION LIMITATIONS. If you elect to purchase the GMIB Plus, unlike the GMIB II, you are limited to allocating your purchase payments and account value among the following investment portfolios:

(1) the MetLife Defensive Strategy Portfolio,

(2) the MetLife Moderate Strategy Portfolio,

(3) the MetLife Balanced Strategy Portfolio, or

(4) the MetLife Growth Strategy Portfolio

You may also elect to participate in the enhanced dollar cost averaging program, provided that your destination investment portfolios are one or more of the above listed investment portfolios.

TERMINATION PROVISIONS. GMIB Plus will terminate upon the effective date of the Guaranteed Principal Option in addition to the other termination provisions described above under "Terminating the GMIB II Rider." Also, for GMIB Plus only the following replaces termination provision e) above;

o a change for any reason of the owner or joint owner or annuitant, if a non-natural person owns the contract, unless we agree otherwise.


GMIB II AND QUALIFIED CONTRACTS


The GMIB II may have limited usefulness in connection with a qualified contract, such as an IRA (see "Federal Income Tax Status - Taxation of Qualified Contracts"), in circumstances where the owner is planning to exercise the rider on a date later than the beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the GMIB II.

Additionally, the GMIB may not be appropriate for purchase by a beneficiary under a decedent's IRA (or where otherwise offered, under any other contract which is being "continued" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. The GMIB benefit may not be exercised until 10 years after purchase. It is not clear under these rules whether minimum distribution requirements will be met in all cases where income payments under a life contingent annuity (such as provided under the GMIB) do not begin until after the year following the year of death, as would be the case with a GMIB benefit purchased by such beneficiary. Even if minimum distribution requirements would be met, the value of such benefit may be adversely impacted or eliminated, depending on the beneficiary's own situation, because of required distributions prior to the time that the benefit could be exercised. You should consult your registered representative or tax adviser prior to electing the GMIB rider.

In view of applicable tax requirements, the GMIB riders are not available for purchase under a decedent's IRA when the owner died in or after the year in which he or she attains age 701/2.




6. ACCESS TO YOUR MONEY
You (or in the case of (3) below, your beneficiary) can have access to the money in your contract:

(1)    by making a withdrawal (either a partial or a complete withdrawal);

(2)    by electing to receive annuity payments; or

(3)    when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the


                                       30

Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")

When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:

o  less any applicable withdrawal charge,

o  less any premium or other tax,

o  less any account fee, and

o  less any applicable pro rata GMIB or GWB rider charge.

Unless you instruct us otherwise, any partial withdrawal will be made pro rata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio or fixed account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven
(7) days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect.


How to withdraw all or part of your account value.

o You must submit a request to our Annuity Service Center. (See "Requests and Elections.")

o You must provide satisfactory evidence of terminal illness or confinement to a nursing home if you would like to have the withdrawal charge waived. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")

o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).

o We have to receive your withdrawal request in our Annuity Service Center prior to the annuity date or owner's death.

There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC WITHDRAWAL PROGRAM

You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next business day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

GUARANTEED WITHDRAWAL BENEFIT


You may elect the Guaranteed Withdrawal Benefit ("GWB") as an optional rider to your contract. You may elect the GWB rider prior to age 86 at the time you purchase a contract. The GWB is a guaranteed minimum withdrawal benefit that guarantees the complete return of your purchase payments - plus a 5% bonus amount - over time. You may begin taking withdrawals immediately or at a later time. The GWB is intended to protect you against poor market performance only if your annual withdrawals or amounts applied to an annuity option are less than or equal to a specified amount as described in more detail below. However, the GWB does not establish or guarantee an account value or minimum return for any investment portfolio. Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first contract year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Once elected, the GWB



                                       31


rider cannot be terminated except as described below. You may not elect both the GWB and GMIB riders under your contract.

The GWB guarantees that, PROVIDED WITHDRAWALS OR AMOUNTS APPLIED TO AN ANNUITY OPTION DO NOT EXCEED THE ANNUAL BENEFIT PAYMENT (THE INITIAL ANNUAL BENEFIT PAYMENT IS CURRENTLY 7% OF YOUR INITIAL PURCHASE PAYMENT PLUS THE GWB BONUS AMOUNT) IN ANY CONTRACT YEAR, the total payments that you or your beneficiary will receive from the contract over time will equal or exceed the Guaranteed Withdrawal Amount, which initially equals your purchase payments (and any applicable GWB Bonus Amount).


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE GUARANTEED WITHDRAWAL AMOUNT. THIS REDUCTION MAY BE SIGNIFICANT. HOWEVER, THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (WHICH DOES NOT DECREASE DUE TO WITHDRAWALS) UNTIL TERMINATION OF THE CONTRACT.

BENEFIT BASE. Your initial BENEFIT BASE is equal to the initial GUARANTEED WITHDRAWAL AMOUNT, calculated as your initial purchase payment plus the GWB Bonus Amount. Thereafter, the Benefit Base is calculated separately from the Guaranteed Withdrawal Amount. Your Benefit Base will change as purchase payments and withdrawals are made, or as the result of an Optional Reset, while your Guaranteed Withdrawal Amount may change only as purchase payments are made, or as the result of an Optional Reset.

The Benefit Base is equal to:

o Your initial purchase payment, increased by any applicable GWB Bonus Amount (currently, 5% for the initial purchase payment);

o Increased by each subsequent purchase payment, and by any applicable GWB Bonus Amount (currently, 5% of each subsequent purchase payment);

o Reduced dollar for dollar by Benefits Paid, which are withdrawals (including any applicable withdrawal charges) and amounts applied to an annuity option (currently, you may not apply amounts less than your entire account value to an annuity option); and

o If a Benefit Paid from your contract is not payable to the contract owner or contract owner's bank account (or annuitant's bank account, if the owner is a non-natural person) or results in cumulative Benefits Paid for the current contract year exceeding the Annual Benefit Amount, and the resulting Benefit Base exceeds the account value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your account value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.

ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate, currently 7%. The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of the Annual Benefit Payment before the subsequent purchase payment and the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment.


Benefits Paid from your contract have the following effect. If annual Benefits Paid from your contract do not exceed the Annual Benefit Payment, the Annual Benefit Payment will not decrease. If a Benefit Paid from your contract does result in annual Benefits Paid during a contract year exceeding the Annual Benefit Payment or is not payable to the contract owner or contract owner's bank account (or the annuitant's bank account, if the owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your account value after the decrease for the Benefit Paid multiplied by the GWB Withdrawal Rate.

For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 701/2. A beneficiary under a decedent's IRA (or where otherwise offered, under any other contract which is being "continued" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases) may be required to take such withdrawals which must commence, in accordance with



                                       32


tax regulations, by the end of the calendar year following the year of the owner's death. These required distributions may be larger than the Annual Benefit Payment and may therefore adversely impact your guarantee under the GWB rider.


GUARANTEED WITHDRAWAL AMOUNT. The initial GUARANTEED WITHDRAWAL AMOUNT is equal to your initial purchase payment plus the GWB Bonus Amount. The total amount guaranteed to be withdrawn over time may be less than the Guaranteed Withdrawal Amount if your annual withdrawals exceed the Annual Benefit Payment. However, the Guaranteed Withdrawal Amount is always the amount against which the GWB rider charge is calculated. The Guaranteed Withdrawal Amount may increase with additional purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of the (1) Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount.

OPTIONAL RESET. An Optional Reset can result in an increase of the Annual Benefit Payment, the Benefit Base, the Guaranteed Withdrawal Amount and the GWB rider charge. The Optional Reset can result in a decrease of the Annual Benefit Payment and Guaranteed Withdrawal Amount if the account value before the reset was less than the Guaranteed Withdrawal Amount. Starting with the fifth contract anniversary prior to the owner's 86th birthday, you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount, provided that your account value is larger than the Benefit Base immediately before the reset. We must receive your request in writing within a 30-day period prior to that contract anniversary. You may elect an Optional Reset at any subsequent contract anniversary as long as it has been at least five years since the last Optional Reset. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest joint owner is used to determine the birthday. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit. The reset will:

o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the account value on the date of the reset plus the applicable GWB Bonus Amount (currently, 0%);

o Reset your Annual Benefit Payment equal to the account value on the date of the reset multiplied by the GWB Withdrawal Rate (currently 7%); and

o Reset the GWB rider charge equal to the then current level we charge at the time of the reset, up to the Maximum Optional Reset Fee Rate (currently 0.95%).

The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. Locking in a higher Benefit Base increases your total future guaranteed withdrawal payments, but may decrease the amount of the Annual Benefit Payment if, before the reset, the account value is less than the Guaranteed Withdrawal Amount.

TERMINATION OF THE GWB RIDER. The GWB rider will terminate:

1.    When you take a total withdrawal of your account value;

2.    The date you apply your account value to an annuity option;

3. When your account value is not sufficient to pay the charge for this benefit (whatever account value is available will be applied to pay the annual GWB rider charge);

4. When the owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the annuitant dies if the owner is a non-natural person;

5. There is a change in owners, joint owners or annuitants (if the owner is a non-natural person); or

6.    When the contract is terminated.

ADDITIONAL INFORMATION. If you take a full withdrawal of your account value and the withdrawal does not exceed the Annual Benefit Payment, or your account value is reduced to zero because you do not have a sufficient account value to pay the GWB rider charge and your Benefit Base after the withdrawal is more than zero, we will commence making payments to the owner (or the annuitant if the owner is a non-natural person) or to your beneficiary, if you or the annuitant should die, on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is


                                       33

exhausted. The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code.

If the owner or joint owner (or the annuitant if the owner is a non-natural person) should die while this benefit is in effect, your beneficiary may elect to receive the Guaranteed Withdrawal Benefit as a death benefit instead of the standard death benefit, the Annual Step-Up death benefit or the Compounded-Plus death benefit, if those benefits had been purchased by the owner(s). Otherwise, the provisions of those death benefits will determine the amount of the death benefit.

If the beneficiary elects the death benefit under the Guaranteed Withdrawal Benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently then annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing.


We reserve the right to accelerate any payment that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and non-qualified contracts subject to
Section 72(s)). If you terminate the GWB rider because (1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the GWB rider charge; or (3) the contract owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional purchase payments under the contract.

(See Appendix E for examples of the GWB.)


SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

o  trading on the New York Stock Exchange is restricted;

o an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or

o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.



7. PERFORMANCE

We periodically advertise subaccount performance relating to the various investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge and GMIB or GWB rider charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including death benefit rider charges), account fee, withdrawal charges, GMIB or GWB rider charge and the investment portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.

In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures


                                       34

should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the guaranteed minimum income benefit or guaranteed withdrawal benefit riders using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.

You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.



8. DEATH BENEFIT
UPON YOUR DEATH


If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, you can select the optional Annual Step-Up death benefit rider or the Compounded-Plus death benefit rider and you can also select the Additional Death Benefit - Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select these optional death benefit riders. The death benefits are described below. Check your contract and riders for the specific provisions applicable. One or more optional death benefits may not be available in your state (check with your registered representative regarding availability). The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order.


If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION

The death benefit will be the greater of:

(1)    the account value; or

(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the account value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date."

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.

OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP

If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:

(1)    the account value; or

(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or

(3)    the highest anniversary value, as defined below.

On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced


                                       35

proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:

o Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date"; and

o for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).

OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS

If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:

(1)    the account value; or

(2)    the enhanced death benefit.

The enhanced death benefit is the greater of (a) or (b) below:

    (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

    (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial purchase payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:

         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and

         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:

    (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your account value as of the effective date of the owner change; and

    (b) for the annual increase amount, the current annual increase amount will be reset to equal your account value as of the effective date of the owner change. For purposes of the calculation of the annual increase amount thereafter, the account value on the effective date of the owner change will be treated as the initial purchase payment and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount is equal to the greater of (1) or (2).


                                       36

ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT


The Additional Death Benefit - Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the owner or joint owner. The benefit is only available up through age 79 (on the contract issue date). In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a)    is the death benefit under your contract; and

(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.

On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal; and

(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.



              Benefit Percentage
Issue Age                            Percentage
-----------------------------       -----------
  Ages 69 or younger                     40%
  Ages 70-79                             25%
  Ages 80 and above                       0%

If the owner is a natural person and the owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total purchase payments not withdrawn" will be reset to equal the account value as of the effective date of the owner change, and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal beneficiary. Alternatively, the spousal beneficiary may elect to have the additional death benefit determined and added to the account value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).

GENERAL DEATH BENEFIT PROVISIONS

The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to the investment risk. This risk is borne by the beneficiary.

A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. We may also offer a payment option under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts.


There are comparable rules for distributions on the death of the annuitant under tax qualified plans. As noted, we may offer a payment option under which your beneficiary may receive payments over a period not extending beyond his or her life expectancy under a method of distribution similar to the distribution of required minimum distributions from individual accounts. For tax qualified plans, if this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract, but certain other contract provisions and programs will not be available.



                                       37

Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. Moreover, if the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law also generally allows distributions to begin by the year in which the annuitant would have reached 701/2 (which may be more or less than five years after the annuitant's death). (See "Federal Income Tax Status.")

If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single sum payment to the beneficiary at the end of the 60 day period.

If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.

SPOUSAL CONTINUATION


If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio and/or the fixed account in the ratio that the account value in the investment portfolio and/or the fixed account bears to the total account value. Spousal continuation will not satisfy minimum required distribution rules for tax qualified contracts other than IRAs.


DEATH OF THE ANNUITANT

If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant (subject to our then current underwriting standards). However, if the owner is a non- natural person (for example, a corporation), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

CONTROLLED PAYOUT

You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election.



9. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.


When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "Qualified Contract." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.

If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."

Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the


                                       38

reduced tax rate applicable to long-term capital gains and qualifying dividends.

TAXATION OF NON-QUALIFIED CONTRACTS

NON-NATURAL PERSON. If a non-natural person (E.G., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Non-Qualified Contracts owned by natural persons.

WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

It is conceivable that charges for certain benefits under a variable contract may be considered as deemed distributions subject to immediate taxation. Consult your tax adviser.


ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:


o  made on or after the taxpayer reaches age 591/2;

o  made on or after the death of an owner;

o  attributable to the taxpayer's becoming disabled;

o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or

o under certain immediate income annuities providing for substantially equal payments made at least annually.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.



                                       39

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your own tax adviser.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

See the Statement of Additional Information as well as "General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2005, $4,000 plus, for an owner age 50 or older, $500) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 591/2, unless an exception applies. The contract, together with the death benefit options and the IRA endorsement, has not been submitted to the Internal Revenue Service (IRS) for approval. To date the IRS has not addressed in a ruling of general applicability whether a death benefit provision such as the optional death benefit riders in the contract comports with IRA qualification requirements. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) account balance or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the contract as an IRA. Disqualification of the contract as an IRA could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. Consult a tax adviser before electing an optional death benefit rider with an IRA.

SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,000 for 2005. The sponsoring



                                       40

employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 591/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 591/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments of the account value.


TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Proposed income tax regulations issued in November 2004, would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and
(c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.

The proposed regulations will generally not be effective until taxable years beginning after December 31, 2005, at the earliest; and may not be relied on until issued in final form. However, certain aspects, including a proposed prohibition on use of life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final form.


SECTION 457(B) PLANS. An eligible 457 plan, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which


                                       41

is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.


OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution roles. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of account value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period.

The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.

Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

"Eligible rollover distributions" from section 401(a), 403(a), 403(b), and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consquences resulting from the election of an annuity payment option containing a commutation feature is uncertain and the IRS may determine that the taxable amount of annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:

o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 591/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 591/2.

o The possibility that the exercise of the commutations feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.

A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary



                                       42


by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


FOREIGN TAX CREDITS

To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the investment portfolios to foreign jurisdictions.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.

10. OTHER INFORMATION
METLIFE INVESTORS

MetLife Investors was originally incorporated on September 6, 1972, as Industrial Indemnity Life Insurance Company, a California corporation, and changed its name to Xerox Financial Life Insurance Company in 1986. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased MetLife Investors which on that date changed its name to Cova Financial Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of MetLife Investors Insurance Company, the parent company of MetLife Investors Insurance Company of California. We changed our name to MetLife Investors Insurance Company of California on February 12, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.

MetLife Investors is presently licensed to do business in the state of California.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

We have established a SEPARATE ACCOUNT, MetLife Investors Variable Annuity Account Five (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under California insurance law on March 24, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or


                                       43

charged against the contracts and not against any other contracts we may issue.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.


DISTRIBUTOR

We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company ("Distributor"), 22 Corporate Plaza Drive, Newport Beach, CA 92660, for the distribution of the contracts. We and Distributor have entered into selling agreements with other broker-dealers ("selling firms") for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

The sales representatives and managers of our affiliates may be eligible for additional cash compensation such as bonuses, stock options, training allowances, supplemental salary, payments based on a percentage of the contract's account value, financing arrangements, medical and other insurance benefits, retirement benefits and other benefits. The amount of this additional compensation is based primarily on the amount of proprietary products sold. Proprietary products are products issued by MetLife Investors and its affiliates. Sales representatives of affiliates must meet a minimum level of sales of proprietary products in order to maintain their eligibility for the additional cash compensation. Sales representatives and managers of our affiliates are also eligible for various non-cash compensation programs that we offer such as conferences, trips, prizes and awards.

Other payments may be made for other services that do not directly involve the sale of products. These services may include the recruitment and training of personnel, production of promotional literature and similar services.

All of the investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range from 0.15% to 0.25% of Separate Account assets invested in the particular investment portfolio.

SELLING FIRMS

The Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may receive some form of non-cash compensation. A group of selected selling firms receive additional compensation, which may include marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from the general account of the Company. A portion of the payments made to selling firms may be passed on to their account representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.

COMPENSATION PAID TO ALL SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments by selling firms is 6.5% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions beginning in year two up to 1.00% of account value (less purchase payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as annuity payments). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.



                                       44


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales of our variable insurance contracts (including the contracts). Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on account values of our variable insurance contracts (including account values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives.

The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such arrangements, ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a contract. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2004, as well as the range of additional compensation paid.)

REQUESTS AND ELECTIONS

We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a purchase payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366.


Requests for service may be made:

o  Through your registered representative

o By telephone at 1-800-343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday

o  In writing to our Annuity Service Center

o  By fax at (515) 457-4400 or

o  By Internet at www.metlifeinvestors.com

All other requests must be in written form, satisfactory to us.

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine,


                                       45

we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.

Telephone and computer systems may not always be available. Any telephone or computer systems, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.

CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

OWNERSHIP

OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.

These rights include the right to:

o  change beneficiary.

o change the annuitant before the annuity date (subject to our underwriting and administrative rules).

o  assign the contract (subject to limitation).

o  change the payment option.

o exercise all other rights, benefits, options and privileges allowed by the contract or us.

The owner is as designated at the time the contract is issued, unless changed.

JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).

ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The annuitant and the owner do not have to be the same person except as required under certain sections of the Internal Revenue Code.

ASSIGNMENT. You can assign a non-qualified contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

LEGAL PROCEEDINGS

MetLife Investors like other life insurance companies, is involved on occasion in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. MetLife Investors does not believe any such litigation or proceedings will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors to meet its obligations under the contracts.



                                       46

FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account have been included in the SAI.


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

     Company
     Experts
     Custodian
     Legal Matters
     Distribution
     Calculation of Performance Information
     Annuity Provisions
     Tax Status of the Contracts
     Condensed Financial Information
     Financial Statements

                                       47

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2004. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Chart 1 presents accumulation unit values for the lowest possible combination of separate account product charges and death benefit rider charges, and Chart 2 presents accumulation unit values for the highest possible combination of such charges. The SAI contains the accumulation unit values for all other possible combinations of separate account product charges and death benefit rider charges. (See "Cover Page" for how to obtain a copy of the SAI.)

CHART 1 - Contracts with the Standard Death Benefit - Principal Protection and no additional death benefit riders (total separate account product charges equal 1.60% on an annual basis)





                   1.60% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 MONEY MARKET SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========



                                                                                                    NUMBER OF
                                                         ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                        UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                         BEGINNING OF            END OF           OUTSTANDING AT
                                                            PERIOD               PERIOD           END OF PERIOD
                                                       ---------------      ---------------      ---------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   11/22/2004                                             11.495795            11.955751           30,048.2192
=============                                             =========            =========           ===========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   11/22/2004                                             13.322388            13.924184          120,926.8015
=============                                             =========            =========          ============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   11/22/2004                                              6.873150             7.153997           67,824.9582
=============                                             =========            =========          ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   11/22/2004                                             16.939597            17.118943          153,399.4340
=============                                             =========            =========          ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   11/22/2004                                             46.082736            47.698291           44,969.3856
=============                                             =========            =========          ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   11/22/2004                                             10.574914            11.152257           93,967.9021
=============                                             =========            =========          ============
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   11/22/2004                                             13.168994            13.521569           35,298.9369
=============                                             =========            =========          ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   11/22/2004                                             11.670206            12.136100           58,343.5221
=============                                             =========            =========          ============
 MONEY MARKET SUB-ACCOUNT
   11/22/2004                                              9.919188             9.915939           95,427.5523
=============                                             =========            =========          ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   11/22/2004                                             11.872430            12.816450           42,872.2401
=============                                             =========            =========          ============


                                      A-1

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                           1.60% SEPARATE ACCOUNT PRODUCT CHARGES
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 PIMCO TOTAL RETURN SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   11/22/2004                                                          to       12/312004
=============                                                         ====      ==========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========



                                                                        ACCUMULATION         ACCUMULATION
                                                                       UNIT VALUE AT        UNIT VALUE AT
                                                                        BEGINNING OF            END OF
                                                                           PERIOD               PERIOD
                                                                      ---------------      ---------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   11/22/2004                                                             8.101661             8.328364
=============                                                             ========             ========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   11/22/2004                                                            11.192257            11.180310
=============                                                            =========            =========
 PIMCO TOTAL RETURN SUB-ACCOUNT
   11/22/2004                                                            11.996120            12.050144
=============                                                            =========            =========
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   11/22/2004                                                             4.206853             4.325647
=============                                                            =========            =========
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                             6.818458             7.091623
=============                                                            =========            =========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   11/22/2004                                                            13.687555            14.273751
=============                                                            =========            =========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                            10.484859            11.100137
=============                                                            =========            =========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   11/22/2004                                                            11.573215            11.874740
=============                                                            =========            =========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   11/22/2004                                                            14.653425            15.065379
=============                                                            =========            =========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   11/22/2004                                                            10.076840            10.444336
=============                                                            =========            =========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   11/22/2004                                                            11.009926            11.328989
=============                                                            =========            =========
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.301432            10.688161
=============                                                            =========            =========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.101591            10.392155
=============                                                            =========            =========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             9.941718            10.108289
=============                                                            =========            =========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.241480            10.603065
=============                                                            =========            =========



                                                                         NUMBER OF
                                                                        ACCUMULATION
                                                                           UNITS
                                                                       OUTSTANDING AT
                                                                       END OF PERIOD
                                                                      ---------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   11/22/2004                                                         229,134.7552
=============                                                         ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   11/22/2004                                                         242,002.5300
=============                                                         ============
 PIMCO TOTAL RETURN SUB-ACCOUNT
   11/22/2004                                                         148,116.3393
=============                                                         ============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   11/22/2004                                                          44,453.8458
=============                                                         ============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                         122,730.4512
=============                                                         ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   11/22/2004                                                          85,578.0619
=============                                                         ============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                          19,322.7746
=============                                                         ============
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   11/22/2004                                                         234,319.5451
=============                                                         ============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   11/22/2004                                                          56,909.9812
=============                                                         ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   11/22/2004                                                         104,165.8246
=============                                                         ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   11/22/2004                                                         179,459.2609
=============                                                         ============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          42,608.3915
=============                                                         ============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                         278,497.5871
=============                                                         ============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          -
=============                                                         ============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                         374,871.2891
=============                                                         ============


                                      A-2

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



              1.60% SEPARATE ACCOUNT PRODUCT CHARGES
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                to       12/31/2004
=============                               ====      ==========



                                                                                         NUMBER OF
                                              ACCUMULATION         ACCUMULATION         ACCUMULATION
                                             UNIT VALUE AT        UNIT VALUE AT            UNITS
                                              BEGINNING OF            END OF           OUTSTANDING AT
                                                 PERIOD               PERIOD           END OF PERIOD
                                            ---------------      ---------------      ---------------
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                 10.011662            10.228501            55,131.6375
=============                                 =========            =========            ===========




                                      A-3


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


CHART 2 - Contracts with the Standard Death Benefit - Principal Protection and no additional death benefit riders (total separate account product charges equal 2.20% on an annual basis)





                   2.20% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 MONEY MARKET SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 PIMCO TOTAL RETURN SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========



                                                                                                    NUMBER OF
                                                         ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                        UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                         BEGINNING OF            END OF           OUTSTANDING AT
                                                            PERIOD               PERIOD           END OF PERIOD
                                                       ---------------      ---------------      ---------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   11/22/2004                                             11.456957            11.907728            3,389.9705
=============                                             =========            =========            ==========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   11/22/2004                                             13.198031            13.785392           18,377.9561
=============                                             =========            =========           ===========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   11/22/2004                                              6.808987             7.082674            5,320.5098
=============                                             =========            =========           ===========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   11/22/2004                                             16.781401            16.948206           20,566.9689
=============                                             =========            =========           ===========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   11/22/2004                                             45.652599            47.222817            6,000.9911
=============                                             =========            =========           ===========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   11/22/2004                                             10.476198            11.041095           12,371.4052
=============                                             =========            =========           ===========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   11/22/2004                                             13.046066            13.386766            3,845.7611
=============                                             =========            =========           ===========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   11/22/2004                                             11.561275            12.015117            8,758.1214
=============                                             =========            =========           ===========
 MONEY MARKET SUB-ACCOUNT
   11/22/2004                                              9.826509             9.816994           51,300.2715
=============                                             =========            =========           ===========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   11/22/2004                                             11.832339            12.764997            6,764.8530
=============                                             =========            =========           ===========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   11/22/2004                                              8.026026             8.245328           21,753.2146
=============                                             =========            =========           ===========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   11/22/2004                                             11.087698            11.068762           31,752.8841
=============                                             =========            =========           ===========
 PIMCO TOTAL RETURN SUB-ACCOUNT
   11/22/2004                                             11.884042            11.929910           25,207.5843
=============                                             =========            =========           ===========
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   11/22/2004                                              4.167585             4.282527           12,859.5673
=============                                             =========            =========           ===========
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT
   11/22/2004                                              6.754823             7.020938            7,533.3613
=============                                             =========            =========           ===========


                                      A-4

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                           2.20% SEPARATE ACCOUNT PRODUCT CHARGES
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   11/22/2004                                                          to       12/312004
=============                                                         ====      ==========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========



                                                                        ACCUMULATION         ACCUMULATION
                                                                       UNIT VALUE AT        UNIT VALUE AT
                                                                        BEGINNING OF            END OF
                                                                           PERIOD               PERIOD
                                                                      ---------------      ---------------
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   11/22/2004                                                            13.559870           14.131547
=============                                                            =========           =========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                            10.449400           11.055516
=============                                                            =========           =========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   11/22/2004                                                            11.465194           11.756369
=============                                                            =========           =========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   11/22/2004                                                            14.516630           14.915178
=============                                                            =========           =========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   11/22/2004                                                             9.982774           10.340216
=============                                                            =========           =========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   11/22/2004                                                            10.907156           11.216052
=============                                                            =========           =========
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.298220           10.677989
=============                                                            =========           =========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.098439           10.382260
=============                                                            =========           =========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             9.938614           10.098659
=============                                                            =========           =========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.238287           10.592973
=============                                                            =========           =========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.008537           10.218758
=============                                                            =========           =========



                                                                         NUMBER OF
                                                                        ACCUMULATION
                                                                           UNITS
                                                                       OUTSTANDING AT
                                                                       END OF PERIOD
                                                                      ---------------
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   11/22/2004                                                         14,435.1914
=============                                                         ===========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                          4,431.6030
=============                                                         ===========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   11/22/2004                                                         29,844.9305
=============                                                         ===========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   11/22/2004                                                         17,555.4984
=============                                                         ===========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   11/22/2004                                                         10,347.2147
=============                                                         ===========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   11/22/2004                                                          6,383.1033
=============                                                         ===========
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                         22,834.1084
=============                                                         ===========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                         25,014.9627
=============                                                         ===========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                         15,532.2799
=============                                                         ===========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                         14,868.4668
=============                                                         ===========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          -
=============                                                         ===========






                                      A-5


APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


MET INVESTORS SERIES TRUST (CLASS B):


Met Investors Series Trust is managed by Met Investors Advisory, LLC, which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B portfolios are available under the contract:

MET/AIM MID CAP CORE EQUITY PORTFOLIO

SUBADVISER: A I M Capital Management, Inc.

INVESTMENT OBJECTIVE: The Met/AIM Mid Cap Core Equity Portfolio seeks long-term growth of capital.

MET/AIM SMALL CAP GROWTH PORTFOLIO

SUBADVISER: A I M Capital Management, Inc.

INVESTMENT OBJECTIVE: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.

GOLDMAN SACHS MID-CAP VALUE PORTFOLIO


SUBADVISER: Goldman Sachs Asset Management, L.P.


INVESTMENT OBJECTIVE: The Goldman Sachs Mid-Cap Value Portfolio seeks long-term capital appreciation.

HARRIS OAKMARK INTERNATIONAL PORTFOLIO

SUBADVISER: Harris Associates L.P.

INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.

JANUS AGGRESSIVE GROWTH PORTFOLIO

SUBADVISER: Janus Capital Management LLC

INVESTMENT OBJECTIVE: The Janus Aggressive Growth Portfolio seeks long-term growth of capital.

LORD ABBETT BOND DEBENTURE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT GROWTH AND INCOME PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuations in market value.

MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.

NEUBERGER BERMAN REAL ESTATE PORTFOLIO


SUBADVISER: Neuberger Berman Management, Inc.


INVESTMENT OBJECTIVE: The Neuberger Berman Real Estate Portfolio seeks to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

SUBADVISER: OppenheimerFunds, Inc.

INVESTMENT OBJECTIVE: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.


PIMCO INFLATION PROTECTED BOND PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.

PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.



                                      B-1



RCM GLOBAL TECHNOLOGY PORTFOLIO (formerly, PIMCO PEA Innovation Portfolio)

SUBADVISER: RCM Capital Management, LLC (formerly, PEA Capital LLC)

INVESTMENT OBJECTIVE: The RCM Global Technology Portfolio seeks capital appreciation; no consideration is given to income.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: The T. Rowe Price Mid-Cap Growth Portfolio seeks to provide long-term growth of capital.

THIRD AVENUE SMALL CAP VALUE PORTFOLIO

SUBADVISER: Third Avenue Management LLC

INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.

TURNER MID-CAP GROWTH PORTFOLIO

SUBADVISER: Turner Investment Partners, Inc.

INVESTMENT OBJECTIVE: The Turner Mid-Cap Growth Portfolio seeks capital appreciation.

VAN KAMPEN COMSTOCK PORTFOLIO

SUBADVISER: Morgan Stanley Investment Management Inc.

INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.

METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. The following Class B or Class E, as noted, portfolios are available under the contract:

BLACKROCK MONEY MARKET PORTFOLIO

SUBADVISER: BlackRock Advisors, Inc.

INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital. An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.

DAVIS VENTURE VALUE PORTFOLIO (CLASS E)

SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, Inc., L.P. may delegate any of its responsibilities to Davis Selected Advisers - NY, Inc., a wholly-owned subsidiary.

INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.

HARRIS OAKMARK FOCUSED VALUE PORTFOLIO

SUBADVISER: Harris Associates L.P.

INVESTMENT OBJECTIVE: The Harris Oakmark Focused Value Portfolio seeks long-term capital appreciation.

JENNISON GROWTH PORTFOLIO

SUBADVISER: Jennison Associates LLC

INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.



                                      B-2



METLIFE STOCK INDEX PORTFOLIO

SUBADVISER: Metropolitan Life Insurance Company

INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index.

SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO

SUBADVISER: Salomon Brothers Asset Management Inc

INVESTMENT OBJECTIVE: The Salomon Brothers U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.

MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B):

In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios are available under the contract:

METLIFE DEFENSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks a high level of current income with growth of capital, a secondary objective.

METLIFE MODERATE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.

METLIFE BALANCED STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

METLIFE GROWTH STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks growth of capital primarily through its investments in underlying portfolios that invest primarily in equity securities and secondarily through its investments in underlying portfolios that invest primarily in fixed income securities.

METLIFE AGGRESSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks growth of capital through its investments in underlying portfolios that invest primarily in equity securities.



                                      B-3

APPENDIX C
EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS
In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be 3%, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term.

6-MONTH EDCA
The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $12,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using following formula:

Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount

At the beginning of the 4th month, a second purchase payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.


                                                                                        ---- Account Values----
 Beg of         Amount Allocated             Actual                 EDCA             1st Payment         2nd Payment
  Month              to EDCA             EDCA Transfer         Account Value            Bucket             Bucket
--------       ------------------       ---------------       ---------------       -------------       ------------
    1                12000                   2000                  10000                10000
    2                                        2000                   8095                 8095
    3                                        2000                   6172                 6172
    4                 6000                   3000                   9230                 3230               6000
    5                                        3000                   6309                  261               6048
    6                                        3000                   3359                    0               3359
    7                                        3000                    386                    0                386
    8                                         389                      0                    0                  0
    9                                           0                      0                    0                  0
   10                                           0                      0                    0                  0
   11                                           0                      0                    0                  0
   12                                           0                      0                    0                  0
   13                                           0                      0                    0                  0
   14                                           0                      0                    0                  0
   15                                           0                      0                    0                  0


                                      C-1

12-MONTH EDCA
The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $24,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:

Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x

(1+EDCA Rate)(1/12) - EDCA Transfer Amount

At the beginning of the 6th month, a second purchase payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.


                                                                                        ---- Account Values----
 Beg of         Amount Allocated             Actual                 EDCA             1st Payment         2nd Payment
  Month              to EDCA             EDCA Transfer         Account Value            Bucket             Bucket
--------       ------------------       ---------------       ---------------       -------------       ------------
    1                24000                   2000                  22000                22000
    2                                        2000                  20209                20209
    3                                        2000                  18401                18401
    4                                        2000                  16575                16575
    5                                        2000                  14732                14732
    6                12000                   3000                  23872                11872              12000
    7                                        3000                  21801                 8985              12096
    8                                        3000                  18262                 6070              12192
    9                                        3000                  15417                 3128              12289
   10                                        3000                  12545                  157              12387
   11                                        3000                   9645                    0               9645
   12                                        3000                   6722                    0               6722
   13                                        3000                   3776                    0               3776
   14                                        3000                    806                    0                806
   15                                         812                      0                    0                  0

                                       --

                                      C-2


APPENDIX D
GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES
The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and charges.

(1) THE 5% ANNUAL INCREASE AMOUNT

    Determining a value upon which future income payments can be based
    ------------------------------------------------------------------

    Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your account value fluctuates above and below your initial purchase payment depending on the investment performance of the investment options you selected. Your purchase payments accumulate at the annual increase rate of 5%, until the contract anniversary on or immediately after the contract owner's 85th birthday. Your purchase payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your purchase payments accumulated at 5% a year adjusted for withdrawals and charges "the 5% Annual Increase Amount") is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]





    Determining your guaranteed lifetime income stream
    --------------------------------------------------

    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, your 5% Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the 5% Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

[GRAPHIC APPEARS HERE]





(2) THE "HIGHEST ANNIVERSARY VALUE" ("HAV")

    Determining a value upon which future income payments can be based
    ------------------------------------------------------------------

    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the account value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






                                      D-1



    Determining your guaranteed lifetime income stream
    --------------------------------------------------

    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the account value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

[GRAPHIC APPEARS HERE]





(3) PUTTING IT ALL TOGETHER

    Prior to annuitization, the two calculations (the 5% Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the income bases and the account value will cease to exist. Also, the Guaranteed Minimum Income Benefit may only be exercised no later than the contract anniversary on or following the contract owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.

[GRAPHIC APPEARS HERE]





    With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the account value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your account value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.

[GRAPHIC APPEARS HERE]





(4) THE GUARANTEED PRINCIPAL OPTION - GMIB PLUS

    Initial Investment is $100,000. Assume that no withdrawals are taken.
      Assume that account value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.

    The effect of exercising the Guaranteed Principal Option:

    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the account value 30 days after the 10th contract anniversary bringing it back up to $100,000.

    2) The GMIB Plus rider and rider fee terminates as of the date that the adjustment is made to the account value; the variable annuity contract continues.

    3)    GMIB Plus allocation and transfer restrictions


                                      D-2


          terminate as of the date that the adjustment is made to the account value.

[GRAPHIC APPEARS HERE]





    *Withdrawals reduce the original purchase payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.

(5) THE OPTIONAL RESET - GMIB PLUS

    Initial investment is $100,000. Assume that no withdrawals are taken. The
      5% Annual Increase Amount at the 3rd contract anniversary is 115,763 (100,000 accumulates at the annual increase rate of 5%). Assume the account value at the 3rd contract anniversary is $135,000 due to good market performance, and you elect an Optional Reset at this time.

    The effect of the optional reset election is:

    1)    The 5% Annual Increase Amount is reset from 115,763 to 135,000.

    2) The 10-year waiting period to annuitize your contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the date of reset until the 13th contract anniversary.

    3) The GMIB Plus rider fee is reset to the fee that MetLife Investors is charging new contract owners at that time.

    The 5% Annual Increase Amount at the 6th contract anniversary is 156,279
      (135,000 accumulates at the annual increase rate of 5%).

    Assume the account value at the 6th contract anniversary is $180,000 due to good market performance and you elect an Optional Reset at this time.

    The effect of the optional reset election is:

    1)    The 5% Annual Increase Amount is reset from 156,279 to 180,000.

    2) The 10-year waiting period to annuitize your contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the date of reset until the 16th contract anniversary.

    3) The GMIB Plus rider fee is reset to the fee that MetLife Investors is charging new contract owners at that time.

[GRAPHIC APPEARS HERE]




                                      D-3



APPENDIX E
GUARANTEED WITHDRAWAL BENEFIT EXAMPLES
The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties.

A.   How Withdrawals Affect the Benefit Base

  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. ($100,000 x 5%). Assume that the account value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.

  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the account value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the account value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.

B. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second purchase payment) and b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350.

C.   How Withdrawals Affect the Annual Benefit Payment

  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the account value by an additional $1,000, the account value would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
     Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.

  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the account value had increased to $150,000, the account value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.

D. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount

An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed



                                      E-1


Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

E.   Putting It All Together

     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your account value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

                             [GRAPHIC APPEARS HERE]

           ANNUAL BENEFIT     CUMULATIVE      ACCOUNT      BENEFIT
              PAYMENT        WITHDRAWALS      BALANCE       BASE
          ---------------   -------------   ----------   ----------
      0                 0               0      100,000      105,000
      1             7,350           7,350       85,000       97,650
      2             7,350           7,350       68,000       90,300
      3             7,350           7,350       50,000       82,950
      4             7,350           7,350       42,650       75,600
      5             7,350           7,350       35,300       68,250
      6             7,350           7,350       27,950       60,900
      7             7,350           7,350       20,600       53,550
      8             7,350           7,350       13,250       46,200
      9             7,350           7,350        5,900       38,850
     10             7,350           7,350            0       31,500
     11             7,350           7,350            0       24,150
     12             7,350           7,350            0       16,800
     13             7,350           7,350            0        9,450
     14             7,350           7,350            0        2,100
     15             2,100           2,100            0            0
     16
     17
     18






                                      E-2


  2.   When Withdrawals Do Exceed the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting account value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the account value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

                             [GRAPHIC APPEARS HERE]

           ANNUAL BENEFIT     CUMULATIVE      ACCOUNT      BENEFIT
              PAYMENT        WITHDRAWALS      BALANCE       BASE
          ---------------   -------------   ----------   ----------
      0   $             0   $           0   $  100,000   $  105,000
      1             7,350           7,350       85,000       97,650
      2             7,350           7,350       68,000       90,300
      3             7,350           7,350       50,000       82,950
      4             7,350          10,000       40,000       40,000
      5             2,800           2,800       37,200       37,200
      6             2,800           2,800       34,400       34,400
      7             2,800           2,800       31,600       31,600
      8             2,800           2,800       28,800       28,800
      9             2,800           2,800       26,000       26,000
     10             2,800           2,800       23,200       23,200
     11             2,800           2,800       20,400       20,400
     12             2,800           2,800       17,600       17,600
     13             2,800           2,800       14,800       14,800
     14             2,800           2,800       12,000       12,000
     15             2,800           2,800        9,200        9,200
     16             2,800           2,800        6,400        6,400
     17             2,800           2,800        3,600        3,600
     18             2,800           2,800          800          800




F.   How the Optional Reset Works

Assume that a contract had an initial purchase payment of $100,000 and the fee is .50%. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.

The account value on the fifth contract anniversary grew due to market performance to $195,850. Assume the fee remains at .50%. If an Optional Reset is elected, the charge would remain at .50%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $195,850, and the Annual Benefit Payment would become 7% x $195,850 = $13,710.

The account value on the tenth contract anniversary grew due to market performance to $250,488. Assume the fee has been increased to .60%. If an Optional Reset is elected, the charge would increase to .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $250,488, and the Annual Benefit Payment would become 7% x $250,488 = $17,534.

The account value on the fifteenth contract anniversary grew due to market performance to $395,016. Assume the fee is still .60%. If an Optional Reset is elected, the charge would remain at .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $395,016, and the Annual Benefit Payment would become 7% x $395,016 = $27,651.



                                      E-3


The period of time over which the Annual Benefit Payment may be taken would be lengthened.

                             [GRAPHIC APPEARS HERE]

           ANNUAL BENEFIT     CUMULATIVE       ACCOUNT
              PAYMENT        WITHDRAWALS       BALANCE
          ---------------   -------------   -------------
      1   $      7,350.00   $    7,350.00   $  105,000.00
      2          7,350.00       14,700.00      125,000.00
      3          7,350.00       22,050.00      130,000.00
      4          7,350.00       29,400.00      145,000.00
      5          7,350.00       36,750.00      185,000.00
      6         13,709.50       50,459.50      195,850.00
      7         13,709.50       64,169.00      175,000.00
      8         13,709.50       77,878.50      185,200.00
      9         13,709.50       91,588.00      189,300.00
     10         13,709.50      105,297.50      205,200.00
     11         17,534.16      122,831.70      250,488.00
     12         17,534.16      140,365.80      260,322.00
     13         17,534.16      157,900.00      245,000.00
     14         17,534.16      175,434.10      285,000.00
     15         17,534.16      192,968.30      315,000.00
     16         27,651.12      220,619.40      395,016.00
     17         27,651.12      248,270.50      410,100.00
     18         27,651.12      275,921.70      425,200.00
     19         27,651.12      303,572.80      420,200.00
     20         27,651.12      331,223.90      452,000.00

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

                                      AND

               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA

                          CLASS L AND CLASS L - 4 YEAR
THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2005, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE US
AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2005.

SAI-505CAL

TABLE OF CONTENTS                                                         PAGE


COMPANY ......................................................       2
EXPERTS ......................................................       2
CUSTODIAN ....................................................       2
LEGAL MATTERS ................................................       2
DISTRIBUTION .................................................       2
     Reduction or Elimination of the Withdrawal Charge .......       3
CALCULATION OF PERFORMANCE INFORMATION .......................       4
     Total Return ............................................       4
     Historical Unit Values ..................................       4
     Reporting Agencies ......................................       5
ANNUITY PROVISIONS ...........................................       5
     Variable Annuity ........................................       5
     Fixed Annuity ...........................................       6
     Mortality and Expense Guarantee .........................       6
     Legal or Regulatory Restrictions on Transactions ........       6
TAX STATUS OF THE CONTRACTS ..................................       7
CONDENSED FINANCIAL INFORMATION ..............................       8
     Class L .................................................       8
     Class L-4 Year ..........................................      36
FINANCIAL STATEMENTS .........................................      44

COMPANY
MetLife Investors Insurance Company (MetLife Investors) was originally incorporated on September 6, 1972, as Industrial Indemnity Life Insurance Company, a California corporation, and changed its name to Xerox Financial Life Insurance Company in 1986. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased MetLife Investors which on that date changed its name to Cova Financial Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of MetLife Investors Insurance Company, the parent company of MetLife Investors Insurance Company of California. On December 31, 2002. MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company, and a listed company on the New York Stock Exchange. MetLife, headquartered in New York City since 1868, is a leading provider of insurance and financial products and services to individual and group customers. We changed our name to MetLife Investors Insurance Company of California on February 12, 2001.

MetLife Investors is presently licensed to do business in the state of California.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.




EXPERTS
The financial statements of the Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in method of accounting for certain non-traditional long duration contracts and separate accounts, and for embedded derivatives in certain insurance products as required by new accounting guidance), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 E. Kennedy Boulevard, Tampa, Florida 33602.

The financial statements of the sub-accounts of the Separate Account included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 100 South 4th Street, St. Louis, Missouri 63102.



CUSTODIAN
MetLife Investors Insurance Company of California, P.O. Box 10366, Des Moines, Iowa 50306-0366, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.



LEGAL MATTERS
Legal matters in connection with the contracts described in this registration statement have been passed on by Richard C. Pearson, General Counsel of the Company. Sutherland Asbill & Brennan LLP, Washington, DC has provided advice on certain matters relating to the federal securities laws in connection with the Contracts.



DISTRIBUTION
Information about the distribution of the contracts is contained in the prospectus. (See "Other Information - Distribution of the Contracts.") Additional information is provided below.

The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 22 Corporate Plaza Drive, Newport Beach, California 92660. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of NASD, Inc. Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:



                                                 Aggregate Amount of
                                                 Commissions Retained
                     Aggregate Amount of         by Distributor After
                     Commissions Paid to         Payments to Selling
Fiscal year              Distributor                    Firms
-------------       ---------------------       ---------------------
2002                $ 6,121,569                 $0
2003                $11,225,106                 $0
2004                $ 9,014,241                 $0

Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.

As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amount may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2004 ranged from $4,088,944 to $142. The amount of commissions paid to selected selling firms during 2004 ranged from $37,331, 317 to $2,510. The amount of total compensation (includes non-commission and commission amounts) paid to selected selling firms during 2004 ranged from $41,420,261 to $30,243. For purposes of calculating such amounts, the amount of compensation received by a selling firm may include additional compensation received by the firm for the sale of insurance products issued by our affiliates within the MetLife Investors group of companies (First MetLife Investors Insurance Company, MetLife Investors Insurance Company and MetLife Investors USA Insurance Company).

The following list sets forth the names of selling firms that received additional compensation in 2004 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order.

A.G. Edwards & Sons, Inc.
Commoweath
Edward Jones

Firstar Investments
HSBC Brokerage
J.J.B Hilliard, W.L. Lyons, Inc.
Linsco Private Ledger
RBC Dain Rauscher, Inc.
Stifer, Nicolaus & Co., Incorporated
UBS Financial Services
Vision Investment Services
Wachovia Securities, LLC


There are other broker dealers who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.

The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an account value credit.



CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges (including death benefit rider charges), the expenses for the underlying investment portfolio being advertised and any applicable account fee, withdrawal charges, GMIB or GWB rider charge. For purposes of calculating performance information, the GMIB rider charge is reflected as a percentage of account value. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable sale charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

  P (1 + T)n = ERV

Where:

  P = a hypothetical initial payment of $1,000

  T = average annual total return

  n = number of years

  ERV =  ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, GMIB or GWB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.


HISTORICAL UNIT VALUES

The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.

In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial

Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.


REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.



ANNUITY PROVISIONS

VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.


The Adjusted Contract Value (contract value, less any applicable premium taxes, account fee, and prorated GMIB or GWB rider charge, if any) will be applied to the applicable Annuity Table to determine the first annuity payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows:
The first variable annuity payment will be based upon the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.


The dollar amount of variable annuity payments after the first payment is determined as follows:

1. dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

2. the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.

ANNUITY UNIT - The initial annuity unit value for each investment portfolio of the Separate Account was set by us.

The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which offsets the assumed investment return used to develop the variable annuity tables.

(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.

(2) the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR - The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is (i)    the net asset value per share of the portfolio at the end of the current business day; plus

      (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is     the net asset value per share of the portfolio for the immediately preceding business day.

C is (i)    the separate account product charges and for each day since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus

      (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

o  You may not make a transfer from the fixed account to the Separate Account;

o Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

o You may make a transfer from the Separate Account to the fixed account. The amount transferred to the fixed account from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed account will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.


FIXED ANNUITY

A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The fixed account value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The first monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table.


MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.


LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.

TAX STATUS OF THE CONTRACTS
Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment portfolio will satisfy these diversification requirements.


OWNER CONTROL. In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying separate account assets.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

CONDENSED FINANCIAL INFORMATION

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2004. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Each chart presents accumulation unit values based upon which riders you select. These charts are in addition to the charts in the prospectus.

CLASS L

CHART 3 -  Contracts issued prior to May 1, 2003 with the Annual Step-Up Death
         Benefit (total separate account product charges equal 1.70% on an annual basis)



                                 1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998603            11.947733            5,150.8111
============        ====      ==========            ========            =========            ==========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            10.928158              138.0057
  01/01/2002         to       12/31/2002           10.928158             8.800051            4,208.4592
  01/01/2003         to       12/31/2003            8.800051            11.677183           44,026.6318
  01/01/2004         to       12/31/2004           11.677183            13.836033           42,486.4140
============        ====      ==========           =========            =========           ===========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
  04/27/2001         to       12/31/2001            8.648464             7.293152              939.4582
  01/01/2002         to       12/31/2002            7.293152             5.174250           15,779.4743
  01/01/2003         to       12/31/2003            5.174250             6.659028           49,766.0829
  01/01/2004         to       12/31/2004            6.659028             7.099050           34,607.7350
============        ====      ==========           =========            =========           ===========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  04/27/2001         to       12/31/2001           14.059023            13.949937                7.1129
  01/01/2002         to       12/31/2002           13.949937            13.636163           25,049.8966
  01/01/2003         to       12/31/2003           13.636163            15.974861           93,837.1839
  01/01/2004         to       12/31/2004           15.974861            16.987464           67,556.7501
============        ====      ==========           =========            =========           ===========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  04/27/2001         to       12/31/2001           42.815885            41.307768              166.5968
  01/01/2002         to       12/31/2002           41.307768            33.252421           30,738.9906
  01/01/2003         to       12/31/2003           33.252421            42.739368           70,261.7611
  01/01/2004         to       12/31/2004           42.739368            47.331015           62,820.7221
============        ====      ==========           =========            =========           ===========

                                 1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.519967             8.364074               10.5042
  01/01/2002         to       12/31/2002            8.364074             7.252608           43,685.6100
  01/01/2003         to       12/31/2003            7.252608             9.415238           88,654.1769
  01/01/2004         to       12/31/2004            9.415238            11.066632           91,172.0397
============        ====      ==========            ========            =========           ===========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            10.983749               10.0000
  01/01/2002         to       12/31/2002           10.983749             9.630429           16,170.2015
  01/01/2003         to       12/31/2003            9.630429            11.946424           31,304.4354
  01/01/2004         to       12/31/2004           11.946424            13.436009           27,792.1182
============        ====      ==========           =========            =========           ===========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            11.844254              238.4259
  01/01/2002         to       12/31/2002           11.844254             8.441761           32,236.5223
  01/01/2003         to       12/31/2003            8.441761            11.525222           63,726.3156
  01/01/2004         to       12/31/2004           11.525222            12.059258           66,251.0715
============        ====      ==========           =========            =========           ===========
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.145551             8.049480               10.9343
  01/01/2002         to       12/31/2002            8.049480             6.266710           19,138.0376
  01/01/2003         to       12/31/2003            6.266710             7.660639           32,080.3249
  01/01/2004         to       11/19/2004            7.660639             7.848858           27,275.3543
============        ====      ==========           =========            =========           ===========
 MONEY MARKET SUB-ACCOUNT
  04/27/2001         to       12/31/2001           10.064193            10.133571                9.9362
  01/01/2002         to       12/31/2002           10.133571            10.071962           63,318.1851
  01/01/2003         to       12/31/2003           10.071962             9.945179           94,560.6732
  01/01/2004         to       12/31/2004            9.945179             9.839786           46,158.0547
============        ====      ==========           =========            =========           ===========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998603            12.807859            6,446.4602
============        ====      ==========           =========            =========           ===========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.472551             8.449647               10.5568
  01/01/2002         to       12/31/2002            8.449647             6.252226          106,485.5269
  01/01/2003         to       12/31/2003            6.252226             7.900513          250,800.1191
  01/01/2004         to       12/31/2004            7.900513             8.264379          252,191.7721
============        ====      ==========           =========            =========          ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003         to       12/31/2003           10.000000            10.415006           48,202.9305
  01/01/2004         to       12/31/2004           10.415006            11.161632           34,033.4549
============        ====      ==========           =========            =========          ============

                                 1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 PIMCO TOTAL RETURN SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.985193            10.514782               10.0148
  01/01/2002         to       12/31/2002           10.514782            11.298298           88,748.7348
  01/01/2003         to       12/31/2003           11.298298            11.586151          146,943.7161
  01/01/2004         to       12/31/2004           11.586151            11.957662          133,390.7257
============        ====      ==========           =========            =========          ============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
  04/27/2001         to       12/31/2001            7.816198             6.080967               12.7939
  01/01/2002         to       12/31/2002            6.080967             2.945438            3,631.3751
  01/01/2003         to       12/31/2003            2.945438             4.562967           16,111.5719
  01/01/2004         to       12/31/2004            4.562967             4.292400           11,472.1124
============        ====      ==========           =========            =========          ============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.586900             8.219849              340.4877
  01/01/2002         to       12/31/2002            8.219849             4.522374           45,806.4125
  01/01/2003         to       12/31/2003            4.522374             6.075262          161,269.5131
  01/01/2004         to       12/31/2004            6.075262             7.037135          143,335.9493
============        ====      ==========           =========            =========          ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2002         to       12/31/2002           10.000000             8.215979            9,511.2976
  01/01/2003         to       12/31/2003            8.215979            11.423529           54,452.5123
  01/01/2004         to       12/31/2004           11.423529            14.207228           38,275.0470
============        ====      ==========           =========            =========          ============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998603            11.092687            4,785.6205
============        ====      ==========           =========            =========          ============
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/27/2001         to       12/31/2001           10.855312            10.135898              277.2913
  01/01/2002         to       12/31/2002           10.135898             8.315670           75,946.1278
  01/01/2003         to       12/31/2003            8.315670            10.688383          175,506.9183
  01/01/2004         to       12/31/2004           10.688383            11.783568          185,737.2064
============        ====      ==========           =========            =========          ============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  04/27/2001         to       12/31/2001           10.589457            11.923451                9.4434
  01/01/2002         to       12/31/2002           11.923451            10.659633           44,178.8917
  01/01/2003         to       12/31/2003           10.659633            13.868108           87,575.6747
  01/01/2004         to       12/31/2004           13.868108            14.949753           70,751.9192
============        ====      ==========           =========            =========          ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002         to       12/31/2002           10.000000             7.612760           21,680.3635
  01/01/2003         to       12/31/2003            7.612760             9.706767           63,942.9772
  01/01/2004         to       12/31/2004            9.706767            10.395609           55,272.7615
============        ====      ==========           =========            =========          ============

                           1.70% SEPARATE ACCOUNT PRODUCT CHARGES
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   10/09/2001                                                          to       12/31/2001
   01/01/2002                                                          to       12/31/2002
   01/01/2003                                                          to       12/31/2003
   01/01/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========



                                                                        ACCUMULATION         ACCUMULATION
                                                                       UNIT VALUE AT        UNIT VALUE AT
                                                                        BEGINNING OF            END OF
                                                                           PERIOD               PERIOD
                                                                      ---------------      ---------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   10/09/2001                                                            10.000000            10.842420
   01/01/2002                                                            10.842420             8.259307
   01/01/2003                                                             8.259307            10.383456
   01/01/2004                                                            10.383456            11.257260
=============                                                            =========            =========
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.300896            10.686465
=============                                                            =========            =========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.101066            10.390505
=============                                                            =========            =========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             9.941201            10.106683
=============                                                            =========            =========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.240948            10.601382
=============                                                            =========            =========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.011141            10.226876
=============                                                            =========            =========



                                                                         NUMBER OF
                                                                        ACCUMULATION
                                                                           UNITS
                                                                       OUTSTANDING AT
                                                                       END OF PERIOD
                                                                      ---------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   10/09/2001                                                                383.6098
   01/01/2002                                                           18,266.7010
   01/01/2003                                                           72,845.1360
   01/01/2004                                                           70,182.7741
=============                                                           =============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          -
=============                                                         ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                         202,134.1245
=============                                                         ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                           6,538.5259
=============                                                         ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                           4,547.8425
=============                                                         ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          37,033.1980
=============                                                         ===============

CLASS L
CHART 4 -  Contracts issued on and after May 1, 2003 with the Annual Step-Up
         Death Benefit (total separate account product charges equal 1.80% on an annual basis)



                   1.80% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       11/19/2004
=============                                          ====      ==========
 MONEY MARKET SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========



                                                                                                    NUMBER OF
                                                         ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                        UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                         BEGINNING OF            END OF           OUTSTANDING AT
                                                            PERIOD               PERIOD           END OF PERIOD
                                                       ---------------      ---------------      ---------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004                                              9.998521            11.939720           19,927.7659
=============                                              ========            =========           ===========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                              8.697507            11.651185           52,992.0999
   01/01/2004                                             11.651185            13.791399           81,939.9445
=============                                             =========            =========           ===========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                              5.459552             6.638491           64,580.0152
   01/01/2004                                              6.638491             7.070062          261,246.4626
=============                                             =========            =========          ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                             14.573624            15.925780          141,489.9277
   01/01/2004                                             15.925780            16.918301          154,166.9455
=============                                             =========            =========          ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003                                             34.264456            42.608637           60,853.9708
   01/01/2004                                             42.608637            47.138957           97,968.4229
=============                                             =========            =========          ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                              7.272616             9.386204           62,367.1337
   01/01/2004                                              9.386204            11.021453          144,384.7077
=============                                             =========            =========          ============
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                              9.668482            11.919827           37,622.6232
   01/01/2004                                             11.919827            13.392661           36,713.5887
=============                                             =========            =========          ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                              8.653502            11.499598           29,885.4369
   01/01/2004                                             11.499598            12.020385           65,374.1633
=============                                             =========            =========          ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                              6.371611             7.637036           57,811.6405
   01/01/2004                                              7.637036             7.817754           63,340.7647
=============                                             =========            =========          ============
 MONEY MARKET SUB-ACCOUNT
   05/01/2003                                             10.011685             9.914562          119,442.9961
   01/01/2004                                              9.914562             9.799660          113,854.5075
=============                                             =========            =========          ============

                    1.80% SEPARATE ACCOUNT PRODUCT CHARGES
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========



                                                                                                      NUMBER OF
                                                           ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                          UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                           BEGINNING OF            END OF           OUTSTANDING AT
                                                              PERIOD               PERIOD           END OF PERIOD
                                                         ---------------      ---------------      ---------------
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004                                                9.998521            12.799274           27,245.8566
=============                                                ========            =========           ===========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                                6.490541             7.876171          171,517.6016
   01/01/2004                                                7.876171             8.230659          357,874.4935
=============                                                ========            =========          ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                               10.000000            10.408048          229,837.8293
   01/01/2004                                               10.408048            11.142998          277,337.1341
=============                                               =========            =========          ============
 PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003                                               11.515455            11.550473          347,214.2708
   01/01/2004                                               11.550473            11.908891          398,329.9819
=============                                               =========            =========          ============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   05/01/2003                                                3.277419             4.548861           12,007.6103
   01/01/2004                                                4.548861             4.274839           35,521.3705
=============                                               =========            =========          ============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003                                                4.718127             6.056532          163,208.2634
   01/01/2004                                                6.056532             7.008410          210,161.2161
=============                                               =========            =========          ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                                8.437663            11.404493           64,653.8430
   01/01/2004                                               11.404493            14.169346           74,639.3149
=============                                               =========            =========          ============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                                9.998521            11.085242           18,620.0919
=============                                               =========            =========          ============
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                                8.484340            10.655482          168,382.9169
   01/01/2004                                               10.655482            11.735525          271,643.7885
=============                                               =========            =========          ============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                               10.847497            13.825385           78,578.7275
   01/01/2004                                               13.825385            14.888758           75,169.8605
=============                                               =========            =========          ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                                8.036977             9.690594          102,806.5906
   01/01/2004                                                9.690594            10.367887          142,638.4997
=============                                               =========            =========          ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                                8.574110            10.360344           48,771.7097
   01/01/2004                                               10.360344            11.220948           60,678.3751
=============                                               =========            =========          ============

                           1.80% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========



                                                                        ACCUMULATION         ACCUMULATION
                                                                       UNIT VALUE AT        UNIT VALUE AT
                                                                        BEGINNING OF            END OF
                                                                           PERIOD               PERIOD
                                                                      ---------------      ---------------
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.300361           10.684769
=============                                                            =========           =========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.100540           10.388855
=============                                                            =========           =========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             9.940683           10.105078
=============                                                            =========           =========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.240415           10.599700
=============                                                            =========           =========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.010620           10.225252
=============                                                            =========           =========



                                                                         NUMBER OF
                                                                        ACCUMULATION
                                                                           UNITS
                                                                       OUTSTANDING AT
                                                                       END OF PERIOD
                                                                      ---------------
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                           20,723.5113
=============                                                           ===========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                         410,680.2058
=============                                                         =============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          -
=============                                                         =============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                         199,062.3500
=============                                                         =============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                         123,942.8252
=============                                                         =============

CLASS L
CHART 5 -  Contracts issued prior to May 1, 2003 with the Compounded-Plus Death
         Benefit (total separate account product charges equal 1.85% on an annual basis)



                                 1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998479            11.935719            4,541.9924
============        ====      ==========            ========            =========            ==========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            10.924432               10.0000
  01/01/2002         to       12/31/2002           10.924432             8.783853            9,798.6764
  01/01/2003         to       12/31/2003            8.783853            11.638223           36,057.8946
  01/01/2004         to       12/31/2004           11.638223            13.769159           23,570.3897
============        ====      ==========           =========            =========           ===========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
  04/27/2001         to       12/31/2001            8.648464             7.285714               11.5627
  01/01/2002         to       12/31/2002            7.285714             5.161212           20,004.6643
  01/01/2003         to       12/31/2003            5.161212             6.632300           50,600.4916
  01/01/2004         to       12/31/2004            6.632300             7.059930           25,325.6106
============        ====      ==========           =========            =========           ===========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  04/27/2001         to       12/31/2001           14.059023            13.935729              904.7531
  01/01/2002         to       12/31/2002           13.935729            13.601843           23,760.7273
  01/01/2003         to       12/31/2003           13.601843            15.910789           57,706.7174
  01/01/2004         to       12/31/2004           15.910789            16.893911           36,923.8076
============        ====      ==========           =========            =========           ===========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  04/27/2001         to       12/31/2001           42.815885            41.265681              302.9208
  01/01/2002         to       12/31/2002           41.265681            33.168661           12,590.4288
  01/01/2003         to       12/31/2003           33.168661            42.567883           28,770.4322
  01/01/2004         to       12/31/2004           42.567883            47.070287           17,882.4024
============        ====      ==========           =========            =========           ===========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.519967             8.355529               10.5042
  01/01/2002         to       12/31/2002            8.355529             7.234336           23,640.9187
  01/01/2003         to       12/31/2003            7.234336             9.377452           30,501.5706
  01/01/2004         to       12/31/2004            9.377452            11.005663           28,654.5613
============        ====      ==========           =========            =========           ===========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            10.980009               10.0000
  01/01/2002         to       12/31/2002           10.980009             9.612701            4,152.1929
  01/01/2003         to       12/31/2003            9.612701            11.906570           19,886.0407
  01/01/2004         to       12/31/2004           11.906570            13.371066           10,509.4317
============        ====      ==========           =========            =========           ===========

                                 1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            11.840229               10.0000
  01/01/2002         to       12/31/2002           11.840229             8.426214           16,122.5558
  01/01/2003         to       12/31/2003            8.426214            11.486783           28,229.2107
  01/01/2004         to       12/31/2004           11.486783            12.000973           19,647.6519
============        ====      ==========           =========            =========           ===========
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.145551             8.041271               10.9343
  01/01/2002         to       12/31/2002            8.041271             6.250922           12,545.3207
  01/01/2003         to       12/31/2003            6.250922             7.629894           22,832.7525
  01/01/2004         to       11/19/2004            7.629894             7.806990           16,154.1908
============        ====      ==========           =========            =========           ===========
 MONEY MARKET SUB-ACCOUNT
  04/27/2001         to       12/31/2001           10.064193            10.123246                9.9362
  01/01/2002         to       12/31/2002           10.123246            10.046614            3,899.6626
  01/01/2003         to       12/31/2003           10.046614             9.905288           13,533.8453
  01/01/2004         to       12/31/2004            9.905288             9.785589            6,527.3076
============        ====      ==========           =========            =========           ===========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998479            12.794986            6,815.4922
============        ====      ==========           =========            =========           ===========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.472551             8.441032               10.5568
  01/01/2002         to       12/31/2002            8.441032             6.236469           42,209.3298
  01/01/2003         to       12/31/2003            6.236469             7.868815          107,800.7995
  01/01/2004         to       12/31/2004            7.868815             8.218854           85,476.8401
============        ====      ==========           =========            =========          ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003         to       12/31/2003           10.000000            10.404570           48,547.0639
  01/01/2004         to       12/31/2004           10.404570            11.133696           39,069.1618
============        ====      ==========           =========            =========          ============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.985193            10.504077            2,401.2573
  01/01/2002         to       12/31/2002           10.504077            11.269887           56,865.1624
  01/01/2003         to       12/31/2003           11.269887            11.539697          111,897.4793
  01/01/2004         to       12/31/2004           11.539697            11.891821           93,951.8384
============        ====      ==========           =========            =========          ============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
  04/27/2001         to       12/31/2001            7.816198             6.074755               12.7939
  01/01/2002         to       12/31/2002            6.074755             2.937996            7,368.8706
  01/01/2003         to       12/31/2003            2.937996             4.544634            8,513.6880
  01/01/2004         to       12/31/2004            4.544634             4.268726            9,803.4780
============        ====      ==========           =========            =========          ============

                                 1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.586900             8.211448               10.4309
  01/01/2002         to       12/31/2002            8.211448             4.510946           27,893.3267
  01/01/2003         to       12/31/2003            4.510946             6.050840           54,904.9416
  01/01/2004         to       12/31/2004            6.050840             6.998318           32,078.6040
============        ====      ==========            ========             ========           ===========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2002         to       12/31/2002           10.000000             8.207727           12,965.3019
  01/01/2003         to       12/31/2003            8.207727            11.394974           44,066.6155
  01/01/2004         to       12/31/2004           11.394974            14.150432           28,511.5300
============        ====      ==========           =========            =========           ===========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998479            11.081524            1,664.4029
============        ====      ==========           =========            =========           ===========
 METROPOLITAN SERIES FUND, INC
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/27/2001         to       12/31/2001           10.855312            10.125565                9.2121
  01/01/2002         to       12/31/2002           10.125565             8.294725           40,122.5690
  01/01/2003         to       12/31/2003            8.294725            10.645503           93,251.6595
  01/01/2004         to       12/31/2004           10.645503            11.718663           59,000.8392
============        ====      ==========           =========            =========           ===========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  04/27/2001         to       12/31/2001           10.589457            11.911307                9.4434
  01/01/2002         to       12/31/2002           11.911307            10.632791           25,098.5267
  01/01/2003         to       12/31/2003           10.632791            13.812463           50,306.8603
  01/01/2004         to       12/31/2004           13.812463            14.867391           24,239.5929
============        ====      ==========           =========            =========           ===========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002         to       12/31/2002           10.000000             7.605115           26,638.8705
  01/01/2003         to       12/31/2003            7.605115             9.682520           46,628.4287
  01/01/2004         to       12/31/2004            9.682520            10.354060           30,437.0721
============        ====      ==========           =========            =========           ===========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001         to       12/31/2001           10.000000            10.838729               10.0000
  01/01/2002         to       12/31/2002           10.838729             8.244099           13,113.1869
  01/01/2003         to       12/31/2003            8.244099            10.348811           30,127.2780
  01/01/2004         to       12/31/2004           10.348811            11.202844           30,675.7012
============        ====      ==========           =========            =========           ===========
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
  11/22/2004         to       12/31/2004           10.300094            10.683922           58,272.9860
============        ====      ==========           =========            =========           ===========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
  11/22/2004         to       12/31/2004           10.100278            10.388031          105,110.1233
============        ====      ==========           =========            =========          ============

              1.85% SEPARATE ACCOUNT PRODUCT CHARGES
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                 to       12/31/2004
=============                                ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                 to       12/31/2004
=============                                ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                 to       12/31/2004
=============                                ====      ==========



                                                                                          NUMBER OF
                                               ACCUMULATION         ACCUMULATION         ACCUMULATION
                                              UNIT VALUE AT        UNIT VALUE AT            UNITS
                                               BEGINNING OF            END OF           OUTSTANDING AT
                                                  PERIOD               PERIOD           END OF PERIOD
                                             ---------------      ---------------      ---------------
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                    9.940425           10.104276           -
=============                                    ========           =========          ============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                   10.240149           10.598859          193,257.4719
=============                                   =========           =========          ============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                   10.010360           10.224440           89,882.7923
=============                                   =========           =========          ============

CLASS L
CHART 6 -  Contracts issued on and after May 1, 2003, with the Standard Death
         Benefit - Principal Protection and the Additional Death Benefit - Earnings Preservation - Benefit (total separate account product charges, equal 1.85% on an annual basis)



                    1.85% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004                                           to       12/31/2004
=============                                          ====      ===========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/20041
=============                                          ====      ===========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ===========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ===========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ===========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ===========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ===========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ===========
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       11/19/2004
=============                                          ====      ===========
 MONEY MARKET SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ===========



                                                                                                    NUMBER OF
                                                         ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                        UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                         BEGINNING OF            END OF           OUTSTANDING AT
                                                            PERIOD               PERIOD           END OF PERIOD
                                                       ---------------      ---------------      ---------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004                                              9.998479            11.935719            4,541.9924
=============                                              ========            =========            ==========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                              8.690730            11.638223           36,057.8946
   01/01/2004                                             11.638223            13.769159           23,570.3897
=============                                             =========            =========           ===========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                              5.456276             6.632300           50,600.4916
   01/01/2004                                              6.632300             7.059930           25,325.6106
=============                                             =========            =========           ===========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                             14.564768            15.910789           57,706.7174
   01/01/2004                                             15.910789            16.893911           36,923.8076
=============                                             =========            =========           ===========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003                                             34.243110            42.567883           28,770.4322
   01/01/2004                                             42.567883            47.070287           17,882.4024
=============                                             =========            =========           ===========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                              7.268254             9.377452           30,501.5706
   01/01/2004                                              9.377452            11.005663           28,654.5613
=============                                             =========            =========           ===========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                              9.660946            11.906570           19,886.0407
   01/01/2004                                             11.906570            13.371066           10,509.4317
=============                                             =========            =========           ===========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                              8.646739            11.486783           28,229.2107
   01/01/2004                                             11.486783            12.000973           19,647.6519
=============                                             =========            =========           ===========
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                              6.367775             7.629894           22,852.7525
   01/01/2004                                              7.629894             7.806990           16,154.1908
=============                                             =========            =========           ===========
 MONEY MARKET SUB-ACCOUNT
   05/01/2003                                             10.005664             9.905288           13,533.8453
   01/01/2004                                              9.905288             9.785589            6,527.3076
=============                                             =========            =========           ===========

                    1.85% SEPARATE ACCOUNT PRODUCT CHARGES
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========



                                                                                                      NUMBER OF
                                                           ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                          UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                           BEGINNING OF            END OF           OUTSTANDING AT
                                                              PERIOD               PERIOD           END OF PERIOD
                                                         ---------------      ---------------      ---------------
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004                                                9.998479            12.794986            6,815.4922
=============                                                ========            =========            ==========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                                6.486639             7.868815          107,800.7995
   01/01/2004                                                7.868815             8.218854           85,476.8401
=============                                                ========            =========          ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                               10.000000            10.404570           48,547.0639
   01/01/2004                                               10.404570            11.133696           39,069.1618
=============                                               =========            =========          ============
 PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003                                               11.508560            11.539697          111,897.4793
   01/01/2004                                               11.539697            11.891821           93,951.8384
=============                                               =========            =========          ============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   05/01/2003                                                3.275464             4.544634            8,513.6880
   01/01/2004                                                4.544634             4.268726            9,803.4780
=============                                               =========            =========          ============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003                                                4.715265             6.050840           54,904.9416
   01/01/2004                                                6.050840             6.998318           32,078.6040
=============                                               =========            =========          ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                                8.433436            11.394974           44,066.6155
   01/01/2004                                               11.394974            14.150432           28,511.5300
=============                                               =========            =========          ============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                                9.998479            11.081524            1,664.4029
=============                                               =========            =========          ============
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                                8.479227            10.645503           93,251.6595
   01/01/2004                                               10.645503            11.718663           59,000.8392
=============                                               =========            =========          ============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                               10.840979            13.812463           50,306.8603
   01/01/2004                                               13.812463            14.867391           24,239.5929
=============                                               =========            =========          ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                                8.032961             9.682520           46,628.4287
   01/01/2004                                                9.682520            10.354060           30,437.0721
=============                                               =========            =========          ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                                8.567426            10.348811           30,127.2780
   01/01/2004                                               10.348811            11.202844           30,675.7012
=============                                               =========            =========          ============

                           1.85% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========



                                                                        ACCUMULATION         ACCUMULATION
                                                                       UNIT VALUE AT        UNIT VALUE AT
                                                                        BEGINNING OF            END OF
                                                                           PERIOD               PERIOD
                                                                      ---------------      ---------------
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.300094           10.683922
=============                                                            =========           =========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.100278           10.388031
=============                                                            =========           =========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             9.940425           10.104276
=============                                                            =========           =========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.240149           10.598859
=============                                                            =========           =========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.010360           10.224440
=============                                                            =========           =========



                                                                         NUMBER OF
                                                                        ACCUMULATION
                                                                           UNITS
                                                                       OUTSTANDING AT
                                                                       END OF PERIOD
                                                                      ---------------
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                           58,272.9860
=============                                                           ===========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                         105,110.1233
=============                                                         =============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          -
=============                                                         =============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                         193,257.4719
=============                                                         =============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          89,882.7923
=============                                                         =============

CLASS L
CHART 7 -  Contracts issued on and after May 1, 2003 with the Compounded Plus
         Death Benefit (total separate account product charges, applicable to Contracts issued on and after May 1, 2003, equal 1.95% on an annual basis)



                   1.95% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       11/19/2004
=============                                          ====      ==========
 MONEY MARKET SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========



                                                                                                    NUMBER OF
                                                         ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                        UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                         BEGINNING OF            END OF           OUTSTANDING AT
                                                            PERIOD               PERIOD           END OF PERIOD
                                                       ---------------      ---------------      ---------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004                                              9.998397            11.927714           13,117.6965
=============                                              ========            =========           ===========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                              8.677177            11.612325           45,554.1178
   01/01/2004                                             11.612325            13.724756           51,262.8568
=============                                             =========            =========           ===========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                              5.445302             6.614545           69,319.2373
   01/01/2004                                              6.614545             7.033972           60,707.6907
=============                                             =========            =========           ===========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                             14.535517            15.868232           69,476.5574
   01/01/2004                                             15.868232            16.831840           70,568.4381
=============                                             =========            =========           ===========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003                                             34.174237            42.453930           37,846.2640
   01/01/2004                                             42.453930            46.897242           32,994.3081
=============                                             =========            =========           ===========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                              7.253635             9.352342           34,615.2485
   01/01/2004                                              9.352342            10.965198           57,009.2991
=============                                             =========            =========           ===========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                              9.645900            11.880101           27,183.1320
   01/01/2004                                             11.880101            13.327972           24,918.9466
=============                                             =========            =========           ===========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                              8.633255            11.461223           33,881.6914
   01/01/2004                                             11.461223            11.962265           39,272.8328
=============                                             =========            =========           ===========
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                              6.354971             7.609468           36,457.8670
   01/01/2004                                              7.609468             7.779203           37,806.7887
=============                                             =========            =========           ===========
 MONEY MARKET SUB-ACCOUNT
   05/01/2003                                              9.985579             9.878798           37,506.1932
   01/01/2004                                              9.878798             9.749636           17,774.6124
=============                                             =========            =========           ===========

                    1.95% SEPARATE ACCOUNT PRODUCT CHARGES
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========



                                                                                                      NUMBER OF
                                                           ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                          UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                           BEGINNING OF            END OF           OUTSTANDING AT
                                                              PERIOD               PERIOD           END OF PERIOD
                                                         ---------------      ---------------      ---------------
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004                                                9.998397            12.786410           21,135.1193
=============                                                ========            =========           ===========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                                6.473585             7.847734          114,501.1419
   01/01/2004                                                7.847734             8.188620          159,638.1738
=============                                                ========            =========          ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                               10.000000            10.397609           58,514.4465
   01/01/2004                                               10.397609            11.115098          112,817.1060
=============                                               =========            =========          ============
 PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003                                               11.485434            11.508812           70,011.4157
   01/01/2004                                               11.508812            11.848106           72,784.1535
=============                                               =========            =========          ============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   05/01/2003                                                3.268861             4.532449           13,074.4898
   01/01/2004                                                4.532449             4.253011           22,659.3566
=============                                               =========            =========          ============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003                                                4.705778             6.034637           86,122.2993
   01/01/2004                                                6.034637             6.972583           69,651.0572
=============                                               =========            =========          ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                                8.425003            11.375998           44,589.1117
   01/01/2004                                               11.375998            14.112717           49,760.0930
=============                                               =========            =========          ============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                                9.998397            11.074086           10,185.5232
=============                                               =========            =========          ============
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                                8.462180            10.617019           95,659.5797
   01/01/2004                                               10.617019            11.675597          119,859.8893
=============                                               =========            =========          ============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                               10.819204            13.775530           61,821.7550
   01/01/2004                                               13.775530            14.812774           53,343.8305
=============                                               =========            =========          ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                                8.024909             9.666362           58,854.4144
   01/01/2004                                                9.666362            10.326422           55,328.1657
=============                                               =========            =========          ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                                8.554059            10.325768            6,556.8589
   01/01/2004                                               10.325768            11.166699           73,023.6797
=============                                               =========            =========          ============

                           1.95% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========



                                                                        ACCUMULATION         ACCUMULATION
                                                                       UNIT VALUE AT        UNIT VALUE AT
                                                                        BEGINNING OF            END OF
                                                                           PERIOD               PERIOD
                                                                      ---------------      ---------------
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.299558           10.682226
=============                                                            =========           =========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.099753           10.386382
=============                                                            =========           =========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             9.939907           10.102671
=============                                                            =========           =========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.239617           10.597177
=============                                                            =========           =========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.009839           10.222816
=============                                                            =========           =========



                                                                         NUMBER OF
                                                                        ACCUMULATION
                                                                           UNITS
                                                                       OUTSTANDING AT
                                                                       END OF PERIOD
                                                                      ---------------
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                           67,763.8261
=============                                                           ===========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          285,997.2739
=============                                                          ============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                           12,063.2264
=============                                                          ============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          557,826.7171
=============                                                          ============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                           80,119.5795
=============                                                          ============

CLASS L
CHART 8 -  Contracts issued prior to May 1, 2003 with the Compounded-Plus Death
         Benefit (total separate account product charges equal 1.95% on an annual basis)



                                 1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998397            11.927714           13,117.6965
============        ====      ==========            ========            =========           ===========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            10.921950               10.0000
  01/01/2002         to       12/31/2002           10.921950             8.773064               10.0000
  01/01/2003         to       12/31/2003            8.773064            11.612325           45,554.1178
  01/01/2004         to       12/31/2004           11.612325            13.724756           51,262.8568
============        ====      ==========           =========            =========           ===========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
  04/27/2001         to       12/31/2001            8.648464             7.280760               11.5627
  01/01/2002         to       12/31/2002            7.280760             5.152539              528.0256
  01/01/2003         to       12/31/2003            5.152539             6.614545           69,319.2373
  01/01/2004         to       12/31/2004            6.614545             7.033972           60,707.6907
============        ====      ==========           =========            =========           ===========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  04/27/2001         to       12/31/2001           14.059023            13.926270                7.1129
  01/01/2002         to       12/31/2002           13.926270            13.579025           13,037.2508
  01/01/2003         to       12/31/2003           13.579025            15.868232           69,476.5574
  01/01/2004         to       12/31/2004           15.868232            16.831840           70,568.4381
============        ====      ==========           =========            =========           ===========
 LORD ABBETT GROWTH & INCOME SUB-ACCOUNT
  04/27/2001         to       12/31/2001           42.815885            41.237641              151.3731
  01/01/2002         to       12/31/2002           41.237641            33.112927           10,561.7008
  01/01/2003         to       12/31/2003           33.112927            42.453930           37,846.2640
  01/01/2004         to       12/31/2004           42.453930            46.897242           32,994.3081
============        ====      ==========           =========            =========           ===========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.519967             8.349848              722.2807
  01/01/2002         to       12/31/2002            8.349848             7.222181            9,682.6295
  01/01/2003         to       12/31/2003            7.222181             9.352342           34,615.2485
  01/01/2004         to       12/31/2004            9.352342            10.965198           57,009.2991
============        ====      ==========           =========            =========           ===========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            10.977513               10.0000
  01/01/2002         to       12/31/2002           10.977513             9.600911              162.5456
  01/01/2003         to       12/31/2003            9.600911            11.880101           27,183.1320
  01/01/2004         to       12/31/2004           11.880101            13.327972           24,918.9466
============        ====      ==========           =========            =========           ===========

                                 1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            11.837543               10.0000
  01/01/2002         to       12/31/2002           11.837543             8.415864            8,154.7597
  01/01/2003         to       12/31/2003            8.415864            11.461223           33,881.6914
  01/01/2004         to       12/31/2004           11.461223            11.962265           39,272.8328
============        ====      ==========           =========            =========           ===========
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.145551             8.035812              770.6799
  01/01/2002         to       12/31/2002            8.035812             6.240417           28,114.1373
  01/01/2003         to       12/31/2003            6.240417             7.609468           36,457.8670
  01/01/2004         to       11/19/2004            7.609468             7.779203           37,806.7887
============        ====      ==========           =========            =========           ===========
 MONEY MARKET SUB-ACCOUNT
  10/01/2001         to       12/31/2001           10.064193            10.116375           30,629.9270
  01/01/2002         to       12/31/2002           10.116375            10.029770           43,087.8523
  01/01/2003         to       12/31/2003           10.029770             9.878798           37,506.1932
  01/01/2004         to       12/31/2004            9.878798             9.749636           17,774.6124
============        ====      ==========           =========            =========           ===========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998397            12.786410           21,135.1193
============        ====      ==========           =========            =========           ===========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  10/01/2001         to       12/31/2001            9.472551             8.435299              720.5926
  01/01/2002         to       12/31/2002            8.435299             6.225984            6,175.3005
  01/01/2003         to       12/31/2003            8.225984             7.847734          114,501.1419
  01/01/2004         to       12/31/2004            7.847734             8.188620          159,638.1738
============        ====      ==========           =========            =========          ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003         to       12/31/2003           10.000000            10.397609           58,514.4465
  01/01/2004         to       12/31/2004           10.397609            11.115098          112,817.1060
============        ====      ==========           =========            =========          ============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  10/01/2001         to       12/31/2001            9.985193            10.498941            1,186.7392
  01/01/2002         to       12/31/2002           10.496941            11.250979           17,806.1151
  01/01/2003         to       12/31/2003           11.250979            11.508812           70,011.4157
  01/01/2004         to       12/31/2004           11.508812            11.848106           73,784.1535
============        ====      ==========           =========            =========          ============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
  10/01/2001         to       12/31/2001            7.816198             6.070623               12.7939
  01/01/2002         to       12/31/2002            6.070623             2.833046               12.7939
  01/01/2003         to       12/31/2003            2.933046             4.532449           13,074.4898
  01/01/2004         to       12/31/2004            4.532449             4.253011           22,659.3566
============        ====      ==========           =========            =========          ============

                                 1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 T. ROWE PRICE MID-CAP GROWTH (CLASS B)
  04/27/2001         to       12/31/2001            9.586900             8.205862               10.4309
  01/01/2002         to       12/31/2002            8.205862             4.503363           26,865.8836
  01/01/2003         to       12/31/2003            4.503363             6.034637           86,122.2993
  01/01/2004         to       12/31/2004            6.034637             6.972583           69,651.0572
============        ====      ==========            ========             ========           ===========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2002         to       12/31/2002           10.000000             8.202238              745.9388
  01/01/2003         to       12/31/2003            8.202238            11.375998           44,589.1117
  01/01/2004         to       12/31/2004           11.375998            14.112717           49,760.0930
============        ====      ==========           =========            =========           ===========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998397            11.074086           10,185.5232
============        ====      ==========           =========            =========           ===========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE (CLASS E)
  04/27/2001         to       12/31/2001           10.855312            10.118686              609.1472
  01/01/2002         to       12/31/2002           10.118686             8.280794           33,032.0076
  01/01/2003         to       12/31/2003            8.280794            10.617019           96,659.5797
  01/01/2004         to       12/31/2004           10.617019            11.675597          119,859.8893
============        ====      ==========           =========            =========          ============
 HARRIS OAKMARK FOCUSED VALUE (CLASS B)
  04/27/2001         to       12/31/2001           10.589457            11.903225                9.4434
  01/01/2002         to       12/31/2002           11.903225            10.614947           13,436.2128
  01/01/2003         to       12/31/2003           10.614947            13.775530           61,821.7550
  01/01/2004         to       12/31/2004           13.775530            14.812774           53,343.8305
============        ====      ==========           =========            =========          ============
 JENNISON GROWTH (CLASS B)
  05/01/2002         to       12/31/2002           10.000000             7.600018            9,684.6715
  01/01/2003         to       12/31/2003            7.600018             9.666362           58,854.4144
  01/01/2004         to       12/31/2004            9.666362            10.326422           55,328.1657
============        ====      ==========           =========            =========          ============
 METLIFE STOCK INDEX (CLASS B)
  10/09/2001         to       12/31/2001           10.000000            10.836267               10.0000
  01/01/2002         to       12/31/2002           10.836267             8.233967               10.0000
  01/01/2003         to       12/31/2003            8.233967            10.325768            6,556.8589
  01/01/2004         to       12/31/2004           10.325768            11.166699           73,023.6797
============        ====      ==========           =========            =========          ============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
  11/22/2004         to       12/31/2004           10.299558            10.682226           67,763.8261
============        ====      ==========           =========            =========          ============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
  11/22/2004         to       12/31/2004           10.099753            10.386382          285,997.2739
============        ====      ==========           =========            =========          ============

              1.95% SEPARATE ACCOUNT PRODUCT CHARGES
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                 to       12/31/2004
=============                                ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                 to       12/31/2004
=============                                ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                 to       12/31/2004
=============                                ====      ==========



                                                                                          NUMBER OF
                                               ACCUMULATION         ACCUMULATION         ACCUMULATION
                                              UNIT VALUE AT        UNIT VALUE AT            UNITS
                                               BEGINNING OF            END OF           OUTSTANDING AT
                                                  PERIOD               PERIOD           END OF PERIOD
                                             ---------------      ---------------      ---------------
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                    9.939907           10.102671            12,063.2264
=============                                    ========           =========            ===========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                   10.239617           10.597177           557,826.7171
=============                                   =========           =========           ============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                   10.009839           10.222816            80,119.5795
=============                                   =========           =========           ============

CLASS L
CHART 9 -  Contracts issued on and after May 1, 2003, with the Annual Step-Up
         Death Benefit and the Additional Death Benefit-Earnings Preservation Benefit (total separate account product charges equal 2.05% on an annual basis)



                   2.05% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       11/19/2004
=============                                          ====      ==========
 MONEY MARKET SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========



                                                                                                    NUMBER OF
                                                         ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                        UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                         BEGINNING OF            END OF           OUTSTANDING AT
                                                            PERIOD               PERIOD           END OF PERIOD
                                                       ---------------      ---------------      ---------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004                                              9.998315            11.919714            1,289.0714
=============                                              ========            =========            ==========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                              8.663648            11.586477           22,013.0763
   01/01/2004                                             11.586477            13.680486            7,830.8175
=============                                             =========            =========           ===========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                              5.430761             6.592476           41,796.4769
   01/01/2004                                              6.592476             7.003478           23,966.6841
=============                                             =========            =========           ===========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                             14.496862            15.815460           15,242.3928
   01/01/2004                                             15.815460            16.759052            8,550.4680
=============                                             =========            =========           ===========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003                                             34.083842            42.313390           21,514.0001
   01/01/2004                                             42.313390            46.695155           14,669.3149
=============                                             =========            =========           ===========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                              7.234293             9.321176            2,804.3310
   01/01/2004                                              9.321176            10.917708            5,009.2498
=============                                             =========            =========           ===========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                              9.630857            11.853651            9,909.6777
   01/01/2004                                             11.853651            13.284973            4,533.2035
=============                                             =========            =========           ===========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                              8.619794            11.435723           16,527.3741
   01/01/2004                                             11.435723            11.923685            5,118.6215
=============                                             =========            =========           ===========
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                              6.338018             7.584109            4,183.6432
   01/01/2004                                              7.584109             7.746419            3,092.9512
=============                                             =========            =========           ===========
 MONEY MARKET SUB-ACCOUNT
   05/01/2003                                              9.958944             9.845860           23,401.3729
   01/01/2004                                              9.845860             9.707388           36,716.8708
=============                                             =========            =========           ===========

                    2.05% SEPARATE ACCOUNT PRODUCT CHARGES
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========



                                                                                                      NUMBER OF
                                                           ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                          UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                           BEGINNING OF            END OF           OUTSTANDING AT
                                                              PERIOD               PERIOD           END OF PERIOD
                                                         ---------------      ---------------      ---------------
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004                                                9.998315            12.777839            1,698.9194
=============                                                ========            =========            ==========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                                6.456318             7.821582           49,824.0528
   01/01/2004                                                7.821582             8.153153           18,508.2718
=============                                                ========            =========           ===========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                               10.000000            10.390659           16,679.0943
   01/01/2004                                               10.390659            11.096537            9,583.8752
=============                                               =========            =========           ===========
 PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003                                               11.454792            11.470430           59,385.4129
   01/01/2004                                               11.470430            11.796756           59,353.5524
=============                                               =========            =========           ===========
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   05/01/2003                                                3.260120             4.517320              561.6607
   01/01/2004                                                4.517320             4.234564            1,382.5951
=============                                               =========            =========           ===========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003                                                4.693210             6.014504           17,091.7506
   01/01/2004                                                6.014504             6.942358            4,134.5163
=============                                               =========            =========           ===========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                                8.416567            11.357032           15,518.3779
   01/01/2004                                               11.357032            14.075075            4,148.4547
=============                                               =========            =========           ===========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                                9.998315            11.066653              944.0547
=============                                               =========            =========           ===========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                                8.439600            10.581621           42,791.8820
   01/01/2004                                               10.581621            11.625009           29,660.1581
=============                                               =========            =========           ===========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                               10.790361            13.729638           39,761.3917
   01/01/2004                                               13.729638            14.748628           29,664.2712
=============                                               =========            =========           ===========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                                8.016878             9.650244           17,861.2693
   01/01/2004                                                9.650244            10.298871            5,227.1116
=============                                               =========            =========           ===========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                                8.540735            10.302806           29,777.9301
   01/01/2004                                               10.302806            11.130703           45,028.8552
=============                                               =========            =========           ===========

                           2.05% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========



                                                                        ACCUMULATION         ACCUMULATION
                                                                       UNIT VALUE AT        UNIT VALUE AT
                                                                        BEGINNING OF            END OF
                                                                           PERIOD               PERIOD
                                                                      ---------------      ---------------
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.299023           10.680531
=============                                                            =========           =========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.099227           10.384732
=============                                                            =========           =========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             9.939390           10.101066
=============                                                            =========           =========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.239085           10.595495
=============                                                            =========           =========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.009318           10.221193
=============                                                            =========           =========



                                                                         NUMBER OF
                                                                        ACCUMULATION
                                                                           UNITS
                                                                       OUTSTANDING AT
                                                                       END OF PERIOD
                                                                      ---------------
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                           28,528.5081
=============                                                           ===========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                            1,720.8083
=============                                                           ===========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          -
=============                                                         =============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                         238,796.3296
=============                                                         =============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                           5,189.8661
=============                                                         =============

CLASS L
CHART 10 -  Contracts issued prior to May 1, 2003 with the Compounded Plus
          Death Benefit and the Earnings Preservation Benefit rider (total separate account product charges equal 2.10% on an annual basis)



                                 2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998274            11.915717              821.5461
============        ====      ==========            ========            =========              ========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            10.918227               10.0000
  01/01/2002         to       12/31/2002           10.918227             8.756916              432.1212
  01/01/2003         to       12/31/2003            8.756916            11.573593            1,232.7649
  01/01/2004         to       12/31/2004           11.573593            13.658428            1,388.6131
============        ====      ==========           =========            =========            ==========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
  04/27/2001         to       12/31/2001            8.648464             7.273333               11.5627
  01/01/2002         to       12/31/2002            7.273333             5.139555              429.2750
  01/01/2003         to       12/31/2003            5.139555             6.587999            3,723.4916
  01/01/2004         to       12/31/2004            6.587999             6.995213            4,292.8233
============        ====      ==========           =========            =========            ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  04/27/2001         to       12/31/2001           14.059023            13.912076                7.1129
  01/01/2002         to       12/31/2002           13.912076            13.544852            5,698.6798
  01/01/2003         to       12/31/2003           13.544852            15.804598            6,010.9072
  01/01/2004         to       12/31/2004           15.804598            16.739148            6,886.5733
============        ====      ==========           =========            =========            ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  04/27/2001         to       12/31/2001           42.815885            41.195623                2.3356
  01/01/2002         to       12/31/2002           41.195623            33.029514            1,297.1596
  01/01/2003         to       12/31/2003           33.029514            42.283588            1,850.4923
  01/01/2004         to       12/31/2004           42.283588            46.638882            1,932.5895
============        ====      ==========           =========            =========            ==========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.519967             8.341342               10.5042
  01/01/2002         to       12/31/2002            8.341342             7.203994            3,223.6713
  01/01/2003         to       12/31/2003            7.203994             9.314826            2,263.0753
  01/01/2004         to       12/31/2004            9.314826            10.904804            4,496.9153
============        ====      ==========           =========            =========            ==========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            10.973778               10.0000
  01/01/2002         to       12/31/2002           10.973778             9.583231              446.3510
  01/01/2003         to       12/31/2003            9.583231            11.840454            1,823.8013
  01/01/2004         to       12/31/2004           11.840454            13.263532            1,899.6210
============        ====      ==========           =========            =========            ==========

                                 2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            11.833517                10.0000
  01/01/2002         to       12/31/2002           11.833517             8.400363           1,417.0016
  01/01/2003         to       12/31/2003            8.400363            11.423010             641.9661
  01/01/2004         to       12/31/2004           11.423010            11.904457             381.7238
============        ====      ==========           =========            =========           ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.145551             8.027613              10.9343
  01/01/2002         to       12/31/2002            8.027613             6.224695           4,650.9967
  01/01/2003         to       12/31/2003            6.224695             7.578934           3,870.3066
  01/01/2004         to       11/19/2004            7.578934             7.737709           2,617.1960
============        ====      ==========           =========            =========           ============
 MONEY MARKET SUB-ACCOUNT
  04/27/2001         to       12/31/2001           10.064193            10.106064           6,121.0951
  01/01/2002         to       12/31/2002           10.106064            10.004520           1,077.8202
  01/01/2003         to       12/31/2003           10.004520             9.839155           1,727.6179
  01/01/2004         to       12/31/2004            9.839155             9.695915           1,516.5957
============        ====      ==========           =========            =========           ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998274            12.773556           1,646.9294
============        ====      ==========           =========            =========           ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.472551             8.426695              10.5568
  01/01/2002         to       12/31/2002            8.426695             6.210289           4,954.9408
  01/01/2003         to       12/31/2003            6.210289             7.816236           8,026.7037
  01/01/2004         to       12/31/2004            7.816236             8.143496         11,332.5115
============        ====      ==========           =========            =========         ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003         to       12/31/2003           10.000000            10.387187          6,183.2691
  01/01/2004         to       12/31/2004           10.387187            11.087270          8,411.0018
============        ====      ==========           =========            =========         ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.985193            10.486253             10.0148
  01/01/2002         to       12/31/2002           10.486253            11.222686          9,837.4586
  01/01/2003         to       12/31/2003           11.222686            11.462669         30,559.1246
  01/01/2004         to       12/31/2004           11.462669            11.782865         32,043.4630
============        ====      ==========           =========            =========         ==============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
  04/27/2001         to       12/31/2001            7.816198             6.064428             12.7939
  01/01/2002         to       12/31/2002            6.064428             2.925649            280.0430
  01/01/2003         to       12/31/2003            2.925649             4.514266            389.4450
  01/01/2004         to       12/31/2004            4.514266             4.229578          -
============        ====      ==========           =========            =========         ==============

                                 2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.586900             8.197496                10.4309
  01/01/2002         to       12/31/2002            8.197496             4.492007               394.3547
  01/01/2003         to       12/31/2003            4.492007             6.010409           4,169.8562
  01/01/2004         to       12/31/2004            6.010409             6.934155           5,792.2203
============        ====      ==========            ========             ========           ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2002         to       12/31/2002           10.000000             8.194000           1,656.9866
  01/01/2003         to       12/31/2003            8.194000            11.347568           2,978.6212
  01/01/2004         to       12/31/2004           11.347568            14.056302           2,757.9527
============        ====      ==========           =========            =========           ============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998274            11.062939          -
============        ====      ==========           =========            =========         ==============
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/27/2001         to       12/31/2001           10.855312            10.108370               9.2121
  01/01/2002         to       12/31/2002           10.108370             8.259938           4,398.5774
  01/01/2003         to       12/31/2003            8.259938            10.574416           3,426.7741
  01/01/2004         to       12/31/2004           10.574416            11.611272           4,511.9918
============        ====      ==========           =========            =========         ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  04/27/2001         to       12/31/2001           10.589457            11.891112               9.4434
  01/01/2002         to       12/31/2002           11.891112            10.588230           1,941.4794
  01/01/2003         to       12/31/2003           10.588230            13.720284           4,148.9679
  01/01/2004         to       12/31/2004           13.720284            14.731192           2,519.6432
============        ====      ==========           =========            =========         ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002         to       12/31/2002           10.000000             7.592378           2,648.3739
  01/01/2003         to       12/31/2003            7.592378             9.642193           4,083.1136
  01/01/2004         to       12/31/2004            9.642193            10.285121           4,233.3197
============        ====      ==========           =========            =========         ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001         to       12/31/2001           10.000000            10.832576              10.0000
  01/01/2002         to       12/31/2002           10.832576             8.218811              10.0000
  01/01/2003         to       12/31/2003            8.218811            10.291333                    -
  01/01/2004         to       12/31/2004           10.291333            11.112736          -
============        ====      ==========           =========            =========         ==============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
  11/22/2004         to       12/31/2004           10.298755            10.679684           5,040.4488
============        ====      ==========           =========            =========         ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
  11/22/2004         to       12/31/2004           10.098965            10.383908         11,789.4967
============        ====      ==========           =========            =========         ==============

              2.10% SEPARATE ACCOUNT PRODUCT CHARGES
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                 to       12/31/2004
=============                                ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                 to       12/31/2004
=============                                ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                 to       12/31/2004
=============                                ====      ==========



                                                                                          NUMBER OF
                                               ACCUMULATION         ACCUMULATION         ACCUMULATION
                                              UNIT VALUE AT        UNIT VALUE AT            UNITS
                                               BEGINNING OF            END OF           OUTSTANDING AT
                                                  PERIOD               PERIOD           END OF PERIOD
                                             ---------------      ---------------      ---------------
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                    9.939131           10.100263           -
=============                                    ========           =========          ===========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                   10.238819           10.594654          29,613.8813
=============                                   =========           =========          ===========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                   10.009058           10.220381           7,521.7814
=============                                   =========           =========          ===========

CLASS L-4 YEAR
CHART 3 - Contracts with the Annual-Step Up Death Benefit and no additional death benefit riders (total separate account product charges equal 1.80% on an annual basis)



                   1.80% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 MONEY MARKET SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 PIMCO TOTAL RETURN SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========



                                                                                                    NUMBER OF
                                                         ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                        UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                         BEGINNING OF            END OF           OUTSTANDING AT
                                                            PERIOD               PERIOD           END OF PERIOD
                                                       ---------------      ---------------      ---------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   11/22/2004                                             11.482833            11.939720           19,927.7659
=============                                             =========            =========           ===========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   11/22/2004                                             13.198155            13.791399           81,939.9445
=============                                             =========            =========           ===========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   11/22/2004                                              6.793960             7.070062          261,246.4626
=============                                             =========            =========          ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   11/22/2004                                             16.744634            16.918301          154,166.9455
=============                                             =========            =========          ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   11/22/2004                                             45.552073            47.138957           97,968.4229
=============                                             =========            =========          ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   11/22/2004                                             10.453108            11.021453          144,384.7077
=============                                             =========            =========          ============
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   11/22/2004                                             13.046235            13.392661           36,713.5887
=============                                             =========            =========          ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   11/22/2004                                             11.561402            12.020385           65,374.1633
=============                                             =========            =========          ============
 MONEY MARKET SUB-ACCOUNT
   11/22/2004                                              9.804967             9.799660          113,854.5075
=============                                             =========            =========          ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   11/22/2004                                             11.859050            12.799274           27,245.8566
=============                                             =========            =========          ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   11/22/2004                                              8.008326             8.230659          357,874.4935
=============                                             =========            =========          ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   11/22/2004                                             11.157290            11.142998          277,337.1341
=============                                             =========            =========          ============
 PIMCO TOTAL RETURN SUB-ACCOUNT
   11/22/2004                                             11.858035            11.908891          398,329.9819
=============                                             =========            =========          ============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   11/22/2004                                              4.158328             4.274839           35,521.3705
=============                                             =========            =========          ============

                           1.80% SEPARATE ACCOUNT PRODUCT CHARGES
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   11/22/2004                                                          to       12/312004
=============                                                         ====      ==========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========



                                                                        ACCUMULATION         ACCUMULATION
                                                                       UNIT VALUE AT        UNIT VALUE AT
                                                                        BEGINNING OF            END OF
                                                                           PERIOD               PERIOD
                                                                      ---------------      ---------------
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                             6.739890             7.008410
=============                                                             ========             ========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   11/22/2004                                                            13.590338            14.169346
=============                                                            =========            =========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                            10.473024            11.085242
=============                                                            =========            =========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   11/22/2004                                                            11.439979            11.735525
=============                                                            =========            =========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   11/22/2004                                                            14.844727            14.888758
=============                                                            =========            =========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   11/22/2004                                                            10.005217            10.367887
=============                                                            =========            =========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   11/22/2004                                                            10.907257            11.220948
=============                                                            =========            =========
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.300361            10.684769
=============                                                            =========            =========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.100540            10.388855
=============                                                            =========            =========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             9.940683            10.105078
=============                                                            =========            =========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.240415            10.599700
=============                                                            =========            =========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.010620            10.225252
=============                                                            =========            =========



                                                                         NUMBER OF
                                                                        ACCUMULATION
                                                                           UNITS
                                                                       OUTSTANDING AT
                                                                       END OF PERIOD
                                                                      ---------------
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                         210,161.2161
=============                                                         ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   11/22/2004                                                          74,639.3149
=============                                                         ============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                          18,620.0919
=============                                                         ============
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   11/22/2004                                                         271,643.7885
=============                                                         ============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   11/22/2004                                                          75,169.8605
=============                                                         ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   11/22/2004                                                         142,638.4997
=============                                                         ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   11/22/2004                                                          60,678.3751
=============                                                         ============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          20,723.5113
=============                                                         ============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                         410,680.2058
=============                                                         ============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          -
=============                                                         ============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                         199,062.3500
=============                                                         ============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                         123,942.8252
=============                                                         ============

CLASS L-4 YEAR
CHART 4 -  Contracts with the Standard Death Benefit - Principal Protection and
         Additional Death Benefit - Earnings Preservation Benefit (total separate account product charges equal 1.85% on an annual basis)



                   1.85% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 MONEY MARKET SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 PIMCO TOTAL RETURN SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========



                                                                                                    NUMBER OF
                                                         ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                        UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                         BEGINNING OF            END OF           OUTSTANDING AT
                                                            PERIOD               PERIOD           END OF PERIOD
                                                       ---------------      ---------------      ---------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   11/22/2004                                             11.479597             11.935719           4,541.9924
=============                                             =========             =========           ==========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   11/22/2004                                             13.177573             13.769159          23,570.3897
=============                                             =========             =========          ===========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   11/22/2004                                              6.784586              7.059930          25,325.6106
=============                                             =========             =========          ===========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   11/22/2004                                             16.721387             16.893911          36,923.8076
=============                                             =========             =========          ===========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   11/22/2004                                             45.488140             47.070287          17,882.4024
=============                                             =========             =========          ===========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   11/22/2004                                             10.438688            11.0005663          28,654.5613
=============                                             =========            ==========          ===========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   11/22/2004                                             13.025894             13.371066          10,509.4317
=============                                             =========            ==========          ===========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   11/22/2004                                             11.543348             12.000973          19,647.6519
=============                                             =========            ==========          ===========
 MONEY MARKET SUB-ACCOUNT
   11/22/2004                                              9.791411              9.785589           6,527.3076
=============                                             =========            ==========          ===========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   11/22/2004                                             11.855709             12.794986           6,815.4922
=============                                             =========            ==========          ===========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   11/22/2004                                              7.997267              8.218854          85,476.8401
=============                                             =========            ==========          ===========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   11/22/2004                                             11.148571             11.133696          39,069.1618
=============                                             =========            ==========          ===========
 PIMCO TOTAL RETURN SUB-ACCOUNT
   11/22/2004                                             11.841670             11.891821          93,951.8384
=============                                             =========            ==========          ===========
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   11/22/2004                                              4.152603              4.268726           9,803.4780
=============                                             =========            ==========          ===========

                           1.85% SEPARATE ACCOUNT PRODUCT CHARGES
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   11/22/2004                                                          to       12/312004
=============                                                         ====      ==========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========



                                                                        ACCUMULATION         ACCUMULATION
                                                                       UNIT VALUE AT        UNIT VALUE AT
                                                                        BEGINNING OF            END OF
                                                                           PERIOD               PERIOD
                                                                      ---------------      ---------------
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                             6.730543             6.998318
=============                                                             ========             ========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   11/22/2004                                                            13.572920            14.150432
=============                                                            =========            =========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                            10.470070            11.081524
=============                                                            =========            =========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   11/22/2004                                                            11.424151            11.718663
=============                                                            =========            =========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   11/22/2004                                                            14.464712            14.867391
=============                                                            =========            =========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   11/22/2004                                                             9.992406            10.354060
=============                                                            =========            =========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   11/22/2004                                                            10.890240            11.202844
=============                                                            =========            =========
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.300094            10.683922
=============                                                            =========            =========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.100278            10.388031
=============                                                            =========            =========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             9.940425            10.104276
=============                                                            =========            =========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.240149            10.598859
=============                                                            =========            =========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.010360            10.224440
=============                                                            =========            =========



                                                                         NUMBER OF
                                                                        ACCUMULATION
                                                                           UNITS
                                                                       OUTSTANDING AT
                                                                       END OF PERIOD
                                                                      ---------------
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                           32,078.6040
=============                                                           ===========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   11/22/2004                                                           28,511.5300
=============                                                           ===========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                            1,664.4029
=============                                                           ===========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   11/22/2004                                                           59,000.8392
=============                                                           ===========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   11/22/2004                                                           24,239.5929
=============                                                           ===========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   11/22/2004                                                           30,437.0721
=============                                                           ===========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   11/22/2004                                                           30,675.7012
=============                                                           ===========
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                           58,272.9860
=============                                                           ===========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                         105,110.1233
=============                                                         =============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          -
=============                                                         =============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                         193,257.4719
=============                                                         =============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          89,882.7923
=============                                                         =============

CLASS L-4 YEAR
CHART 5 - Contracts with the Compounded-Plus Death Benefit and no additional death benefit riders (total separate account product charges equal 1.95% on an annual basis)



                   1.95% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 MONEY MARKET SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 PIMCO TOTAL RETURN SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========



                                                                                                    NUMBER OF
                                                         ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                        UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                         BEGINNING OF            END OF           OUTSTANDING AT
                                                            PERIOD               PERIOD           END OF PERIOD
                                                       ---------------      ---------------      ---------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   11/22/2004                                             11.473123            11.927714           13,117.6955
=============                                             =========            =========           ===========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   11/22/2004                                             13.136478            13.724756           51,262.8568
=============                                             =========            =========           ===========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   11/22/2004                                              6.760362             7.033972           60,707.6907
=============                                             =========            =========           ===========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   11/22/2004                                             16.661729            16.831840           70,568.4381
=============                                             =========            =========           ===========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   11/22/2004                                             45.325751            46.897242           32,994.3081
=============                                             =========            =========           ===========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   11/22/2004                                             10.401415            10.965198           57,009.2991
=============                                             =========            =========           ===========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   11/22/2004                                             12.985300            13.327972           24,918.9466
=============                                             =========            =========           ===========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   11/22/2004                                             11.507345            11.962265           39,272.8328
=============                                             =========            =========           ===========
 MONEY MARKET SUB-ACCOUNT
   11/22/2004                                              9.756480             9.749636           17,774.6124
=============                                             =========            =========           ===========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   11/22/2004                                             11.849027            12.786410           21,135.1193
=============                                             =========            =========           ===========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   11/22/2004                                              7.968699             8.188620          159,638.1738
=============                                             =========            =========          ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   11/22/2004                                             11.311138            11.115098          112,817.1060
=============                                             =========            =========          ============
 PIMCO TOTAL RETURN SUB-ACCOUNT
   11/22/2004                                             11.799400            11.848106           72,784.1535
=============                                             =========            =========          ============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   11/22/2004                                              4.137757             4.253011           22,659.3566
=============                                             =========            =========          ============

                           1.95% SEPARATE ACCOUNT PRODUCT CHARGES
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   11/22/2004                                                          to       12/312004
=============                                                         ====      ==========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========



                                                                        ACCUMULATION         ACCUMULATION
                                                                       UNIT VALUE AT        UNIT VALUE AT
                                                                        BEGINNING OF            END OF
                                                                           PERIOD               PERIOD
                                                                      ---------------      ---------------
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                             6.706510             6.972583
=============                                                             ========             ========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   11/22/2004                                                            13.538189            14.112717
=============                                                            =========            =========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                            10.464160            11.074086
=============                                                            =========            =========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   11/22/2004                                                            11.383384            11.675597
=============                                                            =========            =========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   11/22/2004                                                            14.413114            14.812774
=============                                                            =========            =========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   11/22/2004                                                             9.966797            10.326422
=============                                                            =========            =========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   11/22/2004                                                            10.856263            11.166699
=============                                                            =========            =========
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.299558            10.682226
=============                                                            =========            =========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.099753            10.386382
=============                                                            =========            =========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             9.939907            10.102671
=============                                                            =========            =========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.239617            10.597177
=============                                                            =========            =========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.009839            10.222816
=============                                                            =========            =========



                                                                         NUMBER OF
                                                                        ACCUMULATION
                                                                           UNITS
                                                                       OUTSTANDING AT
                                                                       END OF PERIOD
                                                                      ---------------
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                           69,651.0572
=============                                                           ===========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   11/22/2004                                                           49,760.0930
=============                                                           ===========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                           10,185.5232
=============                                                           ===========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   11/22/2004                                                          119,859.8893
=============                                                          ============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   11/22/2004                                                           53,343.8305
=============                                                          ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   11/22/2004                                                           55,328.1657
=============                                                          ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   11/22/2004                                                           73,023.6797
=============                                                          ============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                           67,763.8261
=============                                                          ============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          285,997.2739
=============                                                          ============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                           12,063.2264
=============                                                          ============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          557,826.7171
=============                                                          ============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                           80,119.5795
=============                                                          ============

CLASS L-4 YEAR
CHART 6 -  Contracts with the Annual Step-Up Death Benefit and Additional Death
         Benefit - Earnings Preservation Benefit (total separate account product charges equal 2.05% on an annual basis)



                   2.05% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 MONEY MARKET SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 PIMCO TOTAL RETURN SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========



                                                                                                    NUMBER OF
                                                         ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                        UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                         BEGINNING OF            END OF           OUTSTANDING AT
                                                            PERIOD               PERIOD           END OF PERIOD
                                                       ---------------      ---------------      ---------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   11/22/2004                                             11.466653            11.919714            1,289.0714
=============                                             =========            =========            ==========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   11/22/2004                                             13.095502            13.680486            7,830.8175
=============                                             =========            =========            ==========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   11/22/2004                                              6.731773             7.003478           23,966.6841
=============                                             =========            =========           ===========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   11/22/2004                                             16.591450            16.759052            8,550.4680
=============                                             =========            =========           ===========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   11/22/2004                                             45.135255            46.695155           14,669.3149
=============                                             =========            =========           ===========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   11/22/2004                                             10.357469            10.917708            5,009.2498
=============                                             =========            =========           ===========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   11/22/2004                                             12.944789            13.284973            4,533.2035
=============                                             =========            =========           ===========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   11/22/2004                                             11.471458            11.923685            5,118.6215
=============                                             =========            =========           ===========
 MONEY MARKET SUB-ACCOUNT
   11/22/2004                                              9.715240             9.707388           36,716.8708
=============                                             =========            =========           ===========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   11/22/2004                                             11.842348            12.777839            1,698.9194
=============                                             =========            =========           ===========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   11/22/2004                                              7.935031             8.153153           18,508.2718
=============                                             =========            =========           ===========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   11/22/2004                                             11.113738            11.096537            9,583.8752
=============                                             =========            =========           ===========
 PIMCO TOTAL RETURN SUB-ACCOUNT
   11/22/2004                                             11.749517            11.796756           59,353.5524
=============                                             =========            =========           ===========
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   11/22/2004                                              4.120250              4.23564            1,382.5951
=============                                             =========            =========           ===========

                           2.05% SEPARATE ACCOUNT PRODUCT CHARGES
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   11/22/2004                                                          to       12/312004
=============                                                         ====      ==========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========



                                                                        ACCUMULATION         ACCUMULATION
                                                                       UNIT VALUE AT        UNIT VALUE AT
                                                                        BEGINNING OF            END OF
                                                                           PERIOD               PERIOD
                                                                      ---------------      ---------------
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                             6.678151             6.942358
=============                                                             ========             ========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   11/22/2004                                                            13.503521            14.075075
=============                                                            =========            =========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                            10.458252            11.066653
=============                                                            =========            =========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   11/22/2004                                                            11.335272            11.625009
=============                                                            =========            =========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   11/22/2004                                                            14.352231            14.748628
=============                                                            =========            =========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   11/22/2004                                                             9.941268            10.298871
=============                                                            =========            =========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   11/22/2004                                                            10.822423            11.130703
=============                                                            =========            =========
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.299023            10.680531
=============                                                            =========            =========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.099227            10.384732
=============                                                            =========            =========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             9.939390            10.101066
=============                                                            =========            =========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.239085            10.595495
=============                                                            =========            =========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.009318            10.221193
=============                                                            =========            =========



                                                                         NUMBER OF
                                                                        ACCUMULATION
                                                                           UNITS
                                                                       OUTSTANDING AT
                                                                       END OF PERIOD
                                                                      ---------------
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                             4,134.5163
=============                                                             ==========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   11/22/2004                                                             4,148.4547
=============                                                             ==========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                               944.0547
=============                                                             ==========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   11/22/2004                                                           29,660.1581
=============                                                           ============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   11/22/2004                                                           29,664.2712
=============                                                           ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   11/22/2004                                                            5,227.1116
=============                                                           ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   11/22/2004                                                           45,028.8552
=============                                                           ============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                           28,528.5081
=============                                                           ============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                            1,720.8083
=============                                                           ============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          -
=============                                                         ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                         238,796.3296
=============                                                         ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                           5,189.8661
=============                                                         ==============

FINANCIAL STATEMENTS
The financial statements of the Separate Account and the Company are included herein.

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors and Shareholders of
MetLife Investors Insurance Company of California and
Contract Owners of MetLife Investors Variable Annuity Account Five

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts (as disclosed in Note 1 to the financial statements) comprising MetLife Investors Variable Annuity Account Five (the Separate Account) of MetLife Investors Insurance Company of California as of December 31, 2004, the related statement of operations for each of the periods in the year then ended, the statements of changes in net assets for each of the periods in the two year period then ended, and the financial highlights for each of the periods in the four year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the sub-accounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of MetLife Investors Variable Annuity Account Five of MetLife Investors Insurance Company of California as of December 31, 2004, the results of their operations for each of the periods in the year then ended, the changes in their net assets for each of the periods in the two year period then ended, and their financial highlights for each of the periods in the four year period then ended, in conformity with accounting principles generally accepted in the United States of America.

St. Louis, Missouri
March 31, 2005

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2004

Sub-account assets:
  Investments at market value:
   Met Investors Series Trust (Met Investors):
    Lord Abbett Growth & Income Portfolio           2,517,192 shares $ 69,071,756
    Lord Abbett Growth & Income Portfolio B         1,886,839 shares   51,454,087
    Lord Abbett Bond Debenture Portfolio              775,674 shares    9,796,761
    Lord Abbett Bond Debenture Portfolio B          1,823,250 shares   22,863,559
    Lord Abbett Growth Opportunity Portfolio          166,530 shares    1,736,909
    Lord Abbett Growth Opportunity Portfolio B        218,981 shares    2,255,508
    Lord Abbett Mid-Cap Value Portfolio               344,657 shares    7,458,370
    Lord Abbett Mid-Cap Value Portfolio B             634,614 shares   13,631,506
    Lord Abbett America's Value Portfolio B           224,484 shares    3,041,763
    Janus Aggressive Growth Portfolio                 268,177 shares    2,051,552
    Janus Aggressive Growth Portfolio B             1,812,153 shares   13,736,122
    JP Morgan Small Cap Stock Portfolio               379,986 shares    5,369,203
    Met/Putnam Capital Opportunities Portfolio B       33,174 shares      464,767
    Goldman Sachs Mid-Cap Value Portfolio B           175,175 shares    2,093,337
    Neuberger Berman Real Estate Portfolio B          215,522 shares    2,687,558
    Oppenheimer Capital Appreciation Portfolio        109,928 shares      919,001
    Oppenheimer Capital Appreciation Portfolio B    2,143,179 shares   17,809,820
    PIMCO Inflation Protected Bond Portfolio B      1,362,818 shares   14,486,752
    Money Market Portfolio B                        9,317,026 shares    9,317,026
    PIMCO Total Return Bond Portfolio                 464,106 shares    5,290,803
    PIMCO Total Return Bond Portfolio B             2,857,500 shares   32,346,896
    PIMCO PEA Innovation Portfolio B                  307,790 shares    1,409,677
    T Rowe Price Mid Cap Growth Portfolio             311,710 shares    2,353,408
    T Rowe Price Mid Cap Growth Portfolio B         1,454,629 shares   10,866,076
    Turner Mid-Cap Growth Portfolio B                 133,317 shares    1,495,821
    MFS Research International Portfolio              467,748 shares    5,482,004
    MFS Research International Portfolio B          1,007,013 shares   11,761,921
    AIM Small Cap Growth Portfolio B                  541,495 shares    6,898,642
    AIM Mid Cap Core Equity Portfolio B               298,184 shares    4,192,472
    Harris Oakmark International Portfolio B          728,329 shares   10,393,250
    Third Avenue Small Cap Value Portfolio B          640,845 shares    9,208,950
    Defensive Strategy Fund of Fund B                 277,463 shares    2,760,755
    Moderate Strategy Fund of Fund B                  773,521 shares    7,820,296
    Balance Strategy Fund of Fund B                 3,141,485 shares   32,388,710
    Growth Strategy Fund of Fund B                  3,450,017 shares   36,432,183
    Aggressive Strategy Fund of Fund B                441,921 shares    4,724,137
   Russell Insurance Funds (Russell):
    Multi-Style Equity Fund                           300,510 shares    3,786,428
    Aggressive Equity Fund                             55,460 shares      826,354
    Non-US Fund                                       163,349 shares    1,850,740
    Core Bond Fund                                    263,758 shares    2,769,461
    Real Estate Securities Fund                        25,510 shares      435,969
   AIM Variable Insurance Funds, Inc. (AIM):
    Premier Equity Fund                                 4,761 shares      101,407
    Capital Appreciation Fund                         108,236 shares    2,455,880
    Capital Appreciation Fund B                         5,152 shares      115,926
    International Growth Fund                          17,201 shares      340,068

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2004

Sub-account assets, continued:
  Investments at market value, continued:
   AIM Variable Insurance Funds, Inc. (AIM) (Cont'd):
    International Growth Fund B                                   4,988 shares $     98,021
   Alliance Variable Products Series Fund, Inc. (Alliance):
    Bernstein Real Estate Investment Portfolio                   42,448 shares      876,967
    Bernstein Real Estate Investment Portfolio B                253,111 shares    5,198,884
   Scudder Variable Series II (Scudder II):
    Small Cap Growth Portfolio                                   15,854 shares      199,603
    Dreman Small Cap Value Portfolio                             21,565 shares      432,599
    Government Securities Portfolio                              33,039 shares      414,644
   MFS Variable Insurance Trust (MFS):
    High Income Series                                           31,473 shares      326,371
    High Income Series B                                        422,479 shares    4,347,308
    Investors Trust Series                                       74,194 shares    1,341,438
    Investors Trust Series B                                     80,782 shares    1,453,273
    New Discovery Series                                         23,779 shares      353,587
    New Discovery Series B                                      358,267 shares    5,270,111
   Metropolitan Life Series Funds, Inc. (MetLife):
    Davis Venture Value Fund A                                    6,091 shares      171,954
    Davis Venture Value Fund E                                1,005,737 shares   28,251,165
    Harris Oakmark Focused Value Fund B                          47,176 shares   11,320,432
    Jennison Growth Portfolio B                                 848,559 shares    9,215,353
    MFS Investors Trust Series B                                588,424 shares    5,372,313
    MFS Total Return Series A                                     4,089 shares      604,937
    MFS Total Return Series B                                    21,824 shares    3,198,922
    Capital Guardian U.S. Equity Series A                       876,641 shares   10,221,638
    Capital Guardian U.S. Equity Series B                       394,445 shares    4,587,392
    Franklin Templeton Small Cap Growth Portfolio B              13,651 shares      140,196
    Met/Putnam Voyager Portfolio B                              141,454 shares      666,249
    Putnam International Stock B                                166,538 shares    1,895,207
    Salomon Bros Strategic Bond Portfolio                        12,379 shares      161,416
    Salomon Bros Strategic Bond Portfolio B                      64,120 shares      832,926
    SSR Aurora Portfolio B                                       20,978 shares      399,000
    SSR Bond Income Portfolio                                     6,586 shares      748,928
    SSR Bond Income Portfolio B                                   1,882 shares      211,660
    SSR Money Market Portfolio                                   12,241 shares    1,224,108
    Stock Index Portfolio B                                     318,143 shares   10,027,874
    T Rowe Price Large Cap Portfolio                             79,579 shares    1,016,225
    T Rowe Price Large Cap Portfolio B                          133,316 shares    1,695,781
    T Rowe Price Small Cap Portfolio                             35,354 shares      481,873
    T Rowe Price Small Cap Portfolio B                           62,314 shares      837,504
   Oppenheimer Variable Account Funds (Oppenheimer):
    Capital Appreciation Fund                                     6,768 shares      250,348
   Putnam Variable Trust (Putnam):
    Growth & Income Fund                                         46,942 shares    1,201,251
    Growth & Income Fund B                                       28,889 shares      734,928
    Vista Fund                                                   35,850 shares      450,987
    Vista Fund B                                                  2,373 shares       29,500
    International Growth Fund                                    78,400 shares    1,160,315

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2004

Sub-account assets, continued:
  Investments at market value, continued:
   Putnam Variable Trust (Putnam) (Cont'd):
    International Equity B                                              275,592 shares $  4,053,964
    Equity Income B                                                     128,949 shares    1,739,524
   Franklin Templeton Variable Insurance Products Trust (Templeton):
    Growth Securities Fund                                               21,079 shares      273,605
    Growth Securities Fund B                                              9,351 shares      119,977
    Foreign Securities Fund                                              51,224 shares      744,285
    Foreign Securities Fund B                                           198,771 shares    2,852,368
    Developing Markets Securities Fund                                   48,923 shares      427,095
    Developing Markets Securities Fund B                                395,626 shares    3,430,080
   Variable Insurance Products Fund, Fund II and Fund III (Fidelity):
    Growth Portfolio                                                      1,500 shares       48,030
    Growth Portfolio B                                                  116,615 shares    3,689,699
    Contrafund Portfolio                                                  1,773 shares       47,185
    Growth Opportunities Portfolio                                          899 shares       14,443
    Growth & Income Portfolio                                             3,187 shares       44,331
    Equity-Income Portfolio                                                 436 shares       11,056
    Equity-Income Portfolio B                                            15,844 shares      397,519
    High Income Portfolio B                                              13,655 shares       94,357
   Dreyfus Variable Investment Fund (Dreyfus):
    Stock Index Fund                                                      2,264 shares       69,939
    Stock Index Fund B                                                   12,701 shares      392,456
   PIMCO Variable Insurance Trust (PIMCO):
    High Yield Portfolio                                                 83,574 shares      702,017
    Low Duration Portfolio                                               54,517 shares      561,521
    StocksPLUS Growth & Income Portfolio                                 24,408 shares      246,281
    Total Return Portfolio                                              299,154 shares    3,144,109
                                                                                       ------------
      Total assets                                                                     $589,280,620
                                                                                       ============

Sub-account liabilities:
  Due to/(from) general account, net:
   Met Investors Lord Abbett Growth & Income Portfolio                                 $         53
   Met Investors Lord Abbett Growth & Income Portfolio B                                        156
   Met Investors Lord Abbett Bond Debenture Portfolio                                           140
   Met Investors Lord Abbett Bond Debenture Portfolio B                                         343
   Met Investors Lord Abbett Growth Opportunity Portfolio                                        31
   Met Investors Lord Abbett Growth Opportunity Portfolio B                                     284
   Met Investors Lord Abbett Mid-Cap Value Portfolio                                            119
   Met Investors Lord Abbett Mid-Cap Value Portfolio B                                          252
   Met Investors Lord Abbett America's Value Portfolio B                                        402
   Met Investors Janus Aggressive Growth Portfolio B                                            430
   Met Investors JP Morgan Small Cap Stock Portfolio                                             27
   Met Investors Met/Putnam Capital Opportunities Portfolio B                                   117
   Met Investors Goldman Sachs Mid-Cap Value Portfolio B                                        517
   Met Investors Neuberger Berman Real Estate Portfolio B                                       437
   Met Investors Oppenheimer Capital Appreciation Portfolio B                                   234

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2004

Sub-account liabilities, continued:
  Due to/(from) general account, net continued:
   Met Investors PIMCO Inflation Protected Bond Portfolio B       $        271
   Met Investors Money Market Portfolio B                                  494
   Met Investors PIMCO Total Return Bond Portfolio                          35
   Met Investors PIMCO Total Return Bond Portfolio B                       290
   Met Investors PIMCO PEA Innovation Portfolio B                          425
   Met Investors T Rowe Price Mid Cap Growth Portfolio                      97
   Met Investors T Rowe Price Mid Cap Growth Portfolio B                   241
   Met Investors Turner Mid-Cap Growth Portfolio B                         455
   Met Investors MFS Research International Portfolio                       71
   Met Investors MFS Research International Portfolio B                    493
   Met Investors AIM Small Cap Growth Portfolio B                          378
   Met Investors AIM Mid Cap Core Equity Portfolio B                       476
   Met Investors Harris Oakmark International Portfolio B                  109
   Met Investors Third Avenue Small Cap Value Portfolio B                  328
   Met Investors Defensive Strategy Fund of Fund B                          93
   Met Investors Moderate Strategy Fund of Fund B                          210
   Met Investors Balance Strategy Fund of Fund B                            78
   Met Investors Growth Strategy Fund of Fund B                             92
   Met Investors Aggressive Strategy Fund of Fund B                        212
   Russell Aggressive Equity Fund                                           (1)
   Russell Non-US Fund                                                       1
   Russell Core Bond Fund                                                   (3)
   Russell Real Estate Securities Fund                                      16
   AIM Premier Equity Fund                                                  88
   AIM Capital Appreciation Fund                                           139
   AIM Capital Appreciation Fund B                                          38
   AIM International Growth Fund                                           195
   AIM International Growth Fund B                                          89
   Alliance Bernstein Real Estate Investment Portfolio B                   104
   Scudder II Small Cap Growth Portfolio                                    60
   Scudder II Dreman Small Cap Value Portfolio                             117
   Scudder II Government Securities Portfolio                               99
   MFS High Income Series B                                                145
   MFS Investors Trust Series                                                2
   MFS Investors Trust Series B                                             17
   MFS New Discovery Series B                                              145
   MetLife Davis Venture Value Fund A                                        7
   MetLife Davis Venture Value Fund E                                      218
   MetLife Harris Oakmark Focused Value Fund B                             197
   MetLife Jennison Growth Portfolio B                                     275
   MetLife MFS Investors Trust Series B                                     38
   MetLife MFS Total Return Series A                                         4
   MetLife MFS Total Return Series B                                       405
   MetLife Capital Guardian U.S. Equity Series A                            45
   MetLife Capital Guardian U.S. Equity Series B                           393
   MetLife Franklin Templeton Small Cap Growth Portfolio B                 106
   MetLife Met/Putnam Voyager Portfolio B                                  304
   MetLife Putnam International Stock B                                    195

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2004

  Sub-account liabilities, continued:
    Due to/(from) general account, net continued:
     MetLife Salomon Bros Strategic Bond Portfolio               $         12
     MetLife Salomon Bros Strategic Bond Portfolio B                      105
     MetLife SSR Aurora Portfolio B                                        99
     MetLife SSR Bond Income Portfolio                                     (6)
     MetLife SSR Bond Income Portfolio B                                   77
     MetLife SSR Money Market Portfolio                                     7
     MetLife Stock Index Portfolio B                                      262
     MetLife T Rowe Price Large Cap Portfolio                              46
     MetLife T Rowe Price Large Cap Portfolio B                           189
     MetLife T Rowe Price Small Cap Portfolio                              50
     MetLife T Rowe Price Small Cap Portfolio B                            74
     Oppenheimer Capital Appreciation Fund                                 36
     Putnam Growth & Income Fund                                           (3)
     Putnam Growth & Income Fund B                                        190
     Putnam Vista Fund                                                     17
     Putnam Vista Fund B                                                   59
     Putnam International Growth Fund                                      (1)
     Putnam International Equity B                                         22
     Putnam Equity Income B                                               311
     Templeton Growth Securities Fund                                      61
     Templeton Growth Securities Fund B                                   102
     Templeton Foreign Securities Fund                                     37
     Templeton Foreign Securities Fund B                                  296
     Templeton Developing Markets Securities Fund B                        85
     Fidelity Growth Portfolio                                             19
     Fidelity Growth Portfolio B                                          145
     Fidelity Contrafund Portfolio                                         41
     Fidelity Growth Opportunities Portfolio                               19
     Fidelity Growth & Income Portfolio                                    18
     Fidelity Equity-Income Portfolio                                       7
     Fidelity Equity-Income Portfolio B                                   172
     Fidelity High Income Portfolio B                                      72
     Dreyfus Stock Index Fund                                              28
     Dreyfus Stock Index Fund B                                            88
     PIMCO High Yield Portfolio                                           172
     PIMCO Low Duration Portfolio                                         127
     PIMCO StocksPLUS Growth & Income Portfolio                            45
     PIMCO Total Return Portfolio                                       1,302
                                                                 ------------
        Total liabilities                                        $     16,210
                                                                 ============

  Sub-account net assets:
    Accumulation units:
     Met Investors Lord Abbett Growth & Income Portfolio         $ 68,544,608
     Met Investors Lord Abbett Growth & Income Portfolio B         51,375,023
     Met Investors Lord Abbett Bond Debenture Portfolio             9,792,709
     Met Investors Lord Abbett Bond Debenture Portfolio B          22,837,664

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2004

Sub-account net assets, continued:
  Accumulation units, continued:
   Met Investors Lord Abbett Growth Opportunity Portfolio           $  1,735,289
   Met Investors Lord Abbett Growth Opportunity Portfolio B            2,241,936
   Met Investors Lord Abbett Mid-Cap Value Portfolio                   7,457,986
   Met Investors Lord Abbett Mid-Cap Value Portfolio B                13,617,954
   Met Investors Lord Abbett America's Value Portfolio B               3,041,361
   Met Investors Janus Aggressive Growth Portfolio                     2,051,552
   Met Investors Janus Aggressive Growth Portfolio B                  13,727,136
   Met Investors JP Morgan Small Cap Stock Portfolio                   5,282,639
   Met Investors Met/Putnam Capital Opportunities Portfolio B            464,650
   Met Investors Goldman Sachs Mid-Cap Value Portfolio B               2,092,820
   Met Investors Neuberger Berman Real Estate Portfolio B              2,687,121
   Met Investors Oppenheimer Capital Appreciation Portfolio              919,001
   Met Investors Oppenheimer Capital Appreciation Portfolio B         17,809,586
   Met Investors PIMCO Inflation Protected Bond Portfolio B           14,486,481
   Met Investors Money Market Portfolio B                              9,316,532
   Met Investors PIMCO Total Return Bond Portfolio                     5,243,776
   Met Investors PIMCO Total Return Bond Portfolio B                  32,321,441
   Met Investors PIMCO PEA Innovation Portfolio B                      1,409,252
   Met Investors T Rowe Price Mid Cap Growth Portfolio                 2,349,986
   Met Investors T Rowe Price Mid Cap Growth Portfolio B              10,865,835
   Met Investors Turner Mid-Cap Growth Portfolio B                     1,495,366
   Met Investors MFS Research International Portfolio                  5,366,471
   Met Investors MFS Research International Portfolio B               11,761,428
   Met Investors AIM Small Cap Growth Portfolio B                      6,898,264
   Met Investors AIM Mid Cap Core Equity Portfolio B                   4,191,996
   Met Investors Harris Oakmark International Portfolio B             10,393,141
   Met Investors Third Avenue Small Cap Value Portfolio B              9,208,622
   Met Investors Defensive Strategy Fund of Fund B                     2,760,662
   Met Investors Moderate Strategy Fund of Fund B                      7,820,086
   Met Investors Balance Strategy Fund of Fund B                      32,388,632
   Met Investors Growth Strategy Fund of Fund B                       36,432,091
   Met Investors Aggressive Strategy Fund of Fund B                    4,723,925
   Russell Multi-Style Equity Fund                                     3,770,565
   Russell Aggressive Equity Fund                                        823,168
   Russell Non-US Fund                                                 1,840,177
   Russell Core Bond Fund                                              2,746,681
   Russell Real Estate Securities Fund                                   431,092
   AIM Premier Equity Fund                                               101,319
   AIM Capital Appreciation Fund                                       2,399,553
   AIM Capital Appreciation Fund B                                       115,888
   AIM International Growth Fund                                         339,873
   AIM International Growth Fund B                                        97,932
   Alliance Bernstein Real Estate Investment Portfolio                   876,967
   Alliance Bernstein Real Estate Investment Portfolio B               5,194,471
   Scudder II Small Cap Growth Portfolio                                 199,543
   Scudder II Dreman Small Cap Value Portfolio                           432,482
   Scudder II Government Securities Portfolio                            355,648
   MFS High Income Series                                                326,371

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2004

 Sub-account net assets, continued:
   Accumulation units, continued:
    MFS High Income Series B                                      $  4,344,469
    MFS Investors Trust Series                                       1,341,436
    MFS Investors Trust Series B                                     1,453,256
    MFS New Discovery Series                                           353,587
    MFS New Discovery Series B                                       5,267,029
    MetLife Davis Venture Value Fund A                                 171,947
    MetLife Davis Venture Value Fund E                              28,250,947
    MetLife Harris Oakmark Focused Value Fund B                     11,320,235
    MetLife Jennison Growth Portfolio B                              9,215,078
    MetLife MFS Investors Trust Series B                             5,363,708
    MetLife MFS Total Return Series A                                  604,933
    MetLife MFS Total Return Series B                                3,198,517
    MetLife Capital Guardian U.S. Equity Class A                    10,192,020
    MetLife Capital Guardian U.S. Equity Class B                     4,586,999
    MetLife Franklin Templeton Small Cap Growth Portfolio B            140,090
    MetLife Met/Putnam Voyager Portfolio B                             665,945
    MetLife Putnam International Stock B                             1,895,012
    MetLife Salomon Bros Strategic Bond Portfolio                      161,404
    MetLife Salomon Bros Strategic Bond Portfolio B                    832,821
    MetLife SSR Aurora Portfolio B                                     398,901
    MetLife SSR Bond Income Portfolio                                  748,934
    MetLife SSR Bond Income Portfolio B                                211,583
    MetLife SSR Money Market Portfolio                               1,146,709
    MetLife Stock Index Portfolio B                                 10,027,612
    MetLife T Rowe Price Large Cap Portfolio                         1,016,179
    MetLife T Rowe Price Large Cap Portfolio B                       1,695,592
    MetLife T Rowe Price Small Cap Portfolio                           481,823
    MetLife T Rowe Price Small Cap Portfolio B                         837,430
    Oppenheimer Capital Appreciation Fund                              250,312
    Putnam Growth & Income Fund                                      1,201,254
    Putnam Growth & Income Fund B                                      734,738
    Putnam Vista Fund                                                  450,970
    Putnam Vista Fund B                                                 29,441
    Putnam International Growth Fund                                 1,160,316
    Putnam International Equity B                                    4,047,479
    Putnam Equity Income B                                           1,739,213
    Templeton Growth Securities Fund                                   270,975
    Templeton Growth Securities Fund B                                 119,875
    Templeton Foreign Securities Fund                                  744,248
    Templeton Foreign Securities Fund B                              2,852,072
    Templeton Developing Markets Securities Fund                       427,095
    Templeton Developing Markets Securities Fund B                   3,426,019
    Fidelity Growth Portfolio                                           48,011
    Fidelity Growth Portfolio B                                      3,689,554
    Fidelity Contrafund Portfolio                                       47,144
    Fidelity Growth Opportunities Portfolio                             14,424
    Fidelity Growth & Income Portfolio                                  44,313
    Fidelity Equity-Income Portfolio                                    11,049

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2004

Sub-account net assets, continued:
  Accumulation units, continued:
   Fidelity Equity-Income Portfolio B                               $    397,347
   Fidelity High Income Portfolio B                                       94,285
   Dreyfus Stock Index Fund                                               69,911
   Dreyfus Stock Index Fund B                                            392,368
   PIMCO High Yield Portfolio                                            701,845
   PIMCO Low Duration Portfolio                                          561,394
   PIMCO StocksPLUS Growth & Income Portfolio                            246,236
   PIMCO Total Return Portfolio                                        3,142,807
                                                                    ------------
      Net accumulation assets                                       $588,003,643
                                                                -   ------------

  Annuitization units:
   Met Investors Lord Abbett Growth & Income Portfolio              $    527,095
   Met Investors Lord Abbett Growth & Income Portfolio B                  78,908
   Met Investors Lord Abbett Bond Debenture Portfolio                      3,912
   Met Investors Lord Abbett Bond Debenture Portfolio B                   25,552
   Met Investors Lord Abbett Growth Opportunity Portfolio                  1,589
   Met Investors Lord Abbett Growth Opportunity Portfolio B               13,288
   Met Investors Lord Abbett Mid-Cap Value Portfolio                         265
   Met Investors Lord Abbett Mid-Cap Value Portfolio B                    13,300
   Met Investors Janus Aggressive Growth Portfolio B                       8,556
   Met Investors JP Morgan Small Cap Stock Portfolio                      86,537
   Met Investors PIMCO Total Return Bond Portfolio                        46,992
   Met Investors PIMCO Total Return Bond Portfolio B                      25,165
   Met Investors T Rowe Price Mid Cap Growth Portfolio                     3,325
   Met Investors MFS Research International Portfolio                    115,462
   Russell Multi-Style Equity Fund                                        15,863
   Russell Aggressive Equity Fund                                          3,187
   Russell Non-US Fund                                                    10,562
   Russell Core Bond Fund                                                 22,783
   Russell Real Estate Securities Fund                                     4,861
   AIM Capital Appreciation Fund                                          56,188
   Alliance Bernstein Real Estate Investment Portfolio B                   4,309
   Scudder II Government Securities Portfolio                             58,897
   MFS High Income Series B                                                2,694
   MFS New Discovery Series B                                              2,937
   MetLife MFS Investors Trust Series B                                    8,567
   MetLife Capital Guardian U.S. Equity Series A                          29,573
   MetLife SSR Money Market Portfolio                                     77,392
   Putnam International Equity B                                           6,463
   Templeton Growth Securities Fund                                        2,569
   Templeton Developing Markets Securities Fund B                          3,976
                                                                    ------------
      Net annuitization assets                                      $  1,260,767
                                                                    ------------
      Total net assets                                              $589,264,410
                                                                    ============

See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year ended December 31, 2004

                                                                                               Met Investors
                                                  --------------------------------------------------------------------
                                                    Lord Abbett      Lord Abbett      Lord Abbett      Lord Abbett
                                                     Growth &         Growth &           Bond             Bond
                                                      Income           Income          Debenture        Debenture
                                                     Portfolio       Portfolio B       Portfolio       Portfolio B
                                                  --------------    -------------    -------------    -------------
Income:
  Dividends                                       $      312,438          172,969          319,351          721,532
                                                  --------------    -------------    -------------    -------------
Expenses:
  Mortality and expense risk                             814,458          620,936          131,660          325,059
  Administrative fee                                      97,748          121,951           15,962           61,347
                                                  --------------    -------------    -------------    -------------
    Total expenses                                       912,206          742,887          147,622          386,406
                                                  --------------    -------------    -------------    -------------
    Net investment income (loss)                        (599,768)        (569,918)         171,729          335,126
                                                  --------------    -------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares          1,956,088        1,864,001          157,907        1,002,765
  Realized gain distributions                                  -                -                -                -
                                                  --------------    -------------    -------------    -------------
    Net realized gain (loss)                           1,956,088        1,864,001          157,907        1,002,765
                                                  --------------    -------------    -------------    -------------
Change in unrealized appreciation (depreciation)       5,944,727        4,227,560          344,705          194,054
                                                  --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $    7,301,047        5,521,643          674,341        1,531,945
                                                  ==============    =============    =============    =============

                                                  ----------------------------------
                                                   Lord Abbett      Lord Abbett      Lord Abbett
                                                     Growth           Growth           Mid-Cap
                                                   Opportunity      Opportunity         Value
                                                    Portfolio       Portfolio B       Portfolio
                                                  -------------    -------------    -------------
Income:
  Dividends                                                   -                -           33,825
                                                  -------------    -------------    -------------
Expenses:
  Mortality and expense risk                             20,597           20,287           79,038
  Administrative fee                                      2,512            5,113            9,424
                                                  -------------    -------------    -------------
    Total expenses                                       23,109           25,400           88,462
                                                  -------------    -------------    -------------
    Net investment income (loss)                        (23,109)         (25,400)         (54,637)
                                                  -------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            64,023           48,793          326,509
  Realized gain distributions                                 -                -          160,029
                                                  -------------    -------------    -------------
    Net realized gain (loss)                             64,023           48,793          486,538
                                                  -------------    -------------    -------------
Change in unrealized appreciation (depreciation)        131,267          197,688          935,451
                                                  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                         172,181          221,081        1,367,352
                                                  =============    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year ended December 31, 2004

                                                                                                Met Investors
                                                  --------------------------------------------------------------------------------
                                                    Lord Abbett    Lord Abbett      Janus            Janus          JP Morgan
                                                      Mid-Cap       America's    Aggressive       Aggressive         Quality
                                                       Value          Value        Growth           Growth            Bond
                                                    Portfolio B    Portfolio B  Portfolio (b)     Portfolio B     Portfolio (a)
                                                  --------------  ------------- -------------    -------------    -------------
Income:
  Dividends                                       $       48,660         59,000             -                -          366,639
                                                  --------------  ------------- -------------    -------------    -------------
Expenses:
  Mortality and expense risk                             112,793         13,745        17,112          171,644           63,371
  Administrative fee                                      25,972          3,871         2,053           31,145            7,637
                                                  --------------  ------------- -------------    -------------    -------------
    Total expenses                                       138,765         17,616        19,165          202,789           71,008
                                                  --------------  ------------- -------------    -------------    -------------
    Net investment income (loss)                         (90,105)        41,384       (19,165)        (202,789)         295,631
                                                  --------------  ------------- -------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             66,936         14,816         9,718          815,044          132,583
  Realized gain distributions                            293,432         17,616             -                -          103,721
                                                  --------------  ------------- -------------    -------------    -------------
    Net realized gain (loss)                             360,368         32,432         9,718          815,044          236,304
                                                  --------------  ------------- -------------    -------------    -------------
Change in unrealized appreciation (depreciation)       2,041,814        240,174       198,500          590,259         (391,823)
                                                  --------------  ------------- -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $    2,312,077        313,990       189,053        1,202,514          140,112
                                                  ==============  ============= =============    =============    =============

                                                  ------------------------
                                                     JP Morgan       JP Morgan
                                                      Quality         Select
                                                       Bond           Equity
                                                  Portfolio B (a)  Portfolio (a)
                                                  ---------------  -------------
Income:
  Dividends                                              453,300         160,267
                                                   -------------   -------------
Expenses:
  Mortality and expense risk                              56,770         110,537
  Administrative fee                                      12,487          13,312
                                                   -------------   -------------
    Total expenses                                        69,257         123,849
                                                   -------------   -------------
    Net investment income (loss)                         384,043          36,418
                                                   -------------   -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           (427,307)       (609,282)
  Realized gain distributions                            131,838               -
                                                   -------------   -------------
    Net realized gain (loss)                            (295,469)       (609,282)
                                                   -------------   -------------
Change in unrealized appreciation (depreciation)          52,852       1,185,338
                                                   -------------   -------------
    Net increase (decrease) in net assets from
     operations                                          141,426         612,474
                                                   =============   =============

(a) For the period from January 1, 2004 to November 19, 2004.
(b) For the period from May 3, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year ended December 31, 2004

                                                                                                 Met Investors
                                                  -----------------------------------------------------------------------------
                                                     JP Morgan      JP Morgan     Met/Putnam                     Goldman Sachs
                                                      Select        Small Cap       Capital       Met/Putnam        Mid-Cap
                                                      Equity          Stock      Opportunities     Research          Value
                                                  Portfolio B (a)   Portfolio     Portfolio B   Portfolio B (a) Portfolio B (b)
                                                  --------------- -------------  -------------  --------------- ---------------
Income:
  Dividends                                       $        9,936              -              -          17,467          23,591
                                                  --------------  -------------  -------------   -------------   -------------
Expenses:
  Mortality and expense risk                               6,030         66,800          4,325          31,738          25,257
  Administrative fee                                       1,518          8,037          1,057           5,480           4,283
                                                  --------------  -------------  -------------   -------------   -------------
    Total expenses                                         7,548         74,837          5,382          37,218          29,540
                                                  --------------  -------------  -------------   -------------   -------------
    Net investment income (loss)                           2,388        (74,837)        (5,382)        (19,751)         (5,949)
                                                  --------------  -------------  -------------   -------------   -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             60,974        (14,269)         1,838         268,898         269,732
  Realized gain distributions                                  -              -              -               -               -
                                                  --------------  -------------  -------------   -------------   -------------
    Net realized gain (loss)                              60,974        (14,269)         1,838         268,898         269,732
                                                  --------------  -------------  -------------   -------------   -------------
Change in unrealized appreciation (depreciation)         (23,414)       914,173         70,316        (239,343)        298,743
                                                  --------------  -------------  -------------   -------------   -------------
    Net increase (decrease) in net assets from
     operations                                   $       39,948        825,067         66,772           9,804         562,526
                                                  ==============  =============  =============   =============   =============

                                                  ------------------------------
                                                     Neuberger     Oppenheimer
                                                      Berman         Capital
                                                    Real Estate   Appreciation
                                                  Portfolio B (b) Portfolio (b)
                                                  --------------- -------------
Income:
  Dividends                                              101,551         26,924
                                                   -------------  -------------
Expenses:
  Mortality and expense risk                              27,418          7,525
  Administrative fee                                       4,662            903
                                                   -------------  -------------
    Total expenses                                        32,080          8,428
                                                   -------------  -------------
    Net investment income (loss)                          69,471         18,496
                                                   -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            319,936           (526)
  Realized gain distributions                                  -         27,708
                                                   -------------  -------------
    Net realized gain (loss)                             319,936         27,182
                                                   -------------  -------------
Change in unrealized appreciation (depreciation)         466,832         16,843
                                                   -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          856,239         62,521
                                                   =============  =============

(a) For the period from January 1, 2004 to November 19, 2004.
(b) For the period from May 3, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year ended December 31, 2004

                                                                                                Met Investors
                                                  -----------------------------------------------------------------------------
                                                   Oppenheimer        PIMCO                           PIMCO          PIMCO
                                                     Capital        Inflation          Money      Total Return    Total Return
                                                   Appreciation   Protected Bond      Market          Bond            Bond
                                                   Portfolio B     Portfolio B      Portfolio B   Portfolio (b)   Portfolio B
                                                  --------------  --------------   -------------  -------------  -------------
Income:
  Dividends                                       $      571,459        759,709           63,411         12,116      1,845,506
                                                  --------------  -------------    -------------  -------------  -------------
Expenses:
  Mortality and expense risk                             252,692        229,133          144,310          8,690        376,178
  Administrative fee                                      43,745         38,986           24,248          1,041         66,586
                                                  --------------  -------------    -------------  -------------  -------------
    Total expenses                                       296,437        268,119          168,558          9,731        442,764
                                                  --------------  -------------    -------------  -------------  -------------
    Net investment income (loss)                         275,022        491,590         (105,147)         2,385      1,402,742
                                                  --------------  -------------    -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            837,551        456,817                -         (2,751)         1,615
  Realized gain distributions                            628,522            919                -              -              -
                                                  --------------  -------------    -------------  -------------  -------------
    Net realized gain (loss)                           1,466,073        457,736                -         (2,751)         1,615
                                                  --------------  -------------    -------------  -------------  -------------
Change in unrealized appreciation (depreciation)        (848,736)       147,725                -         33,857       (601,994)
                                                  --------------  -------------    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $      892,359      1,097,051         (105,147)        33,491        802,363
                                                  ==============  =============    =============  =============  =============

                                                  ---------------------------
                                                                 T Rowe Price
                                                    PIMCO PEA       Mid Cap
                                                   Innovation       Growth
                                                   Portfolio B   Portfolio (b)
                                                  -------------  -------------
Income:
  Dividends                                               1,067              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                             20,023         20,756
  Administrative fee                                      3,389          2,258
                                                  -------------  -------------
    Total expenses                                       23,412         23,014
                                                  -------------  -------------
    Net investment income (loss)                        (22,345)       (23,014)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           125,899          9,847
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                            125,899          9,847
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)        (79,632)       320,841
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          23,922        307,674
                                                  =============  =============

(b) For the period from May 3, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year ended December 31, 2004

                                                                                                Met Investors
                                                  ----------------------------------------------------------------------------
                                                   T Rowe Price       Turner           MFS            MFS            AIM
                                                     Mid-Cap          Mid Cap       Research       Research       Small Cap
                                                      Growth          Growth      International  International     Growth
                                                   Portfolio B    Portfolio B (b)   Portfolio     Portfolio B    Portfolio B
                                                  --------------  --------------- -------------  -------------  -------------
Income:
  Dividends                                       $            -               -         11,540         24,899              -
                                                  --------------   -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                             142,740          20,455         61,782        133,746        111,080
  Administrative fee                                      24,732           3,445          7,863         23,779         19,132
                                                  --------------   -------------  -------------  -------------  -------------
    Total expenses                                       167,472          23,900         69,645        157,525        130,212
                                                  --------------   -------------  -------------  -------------  -------------
    Net investment income (loss)                        (167,472)        (23,900)       (58,105)      (132,626)      (130,212)
                                                  --------------   -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            596,256         160,483        310,180        891,400        769,867
  Realized gain distributions                                  -               -              -              -              -
                                                  --------------   -------------  -------------  -------------  -------------
    Net realized gain (loss)                             596,256         160,483        310,180        891,400        769,867
                                                  --------------   -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)         997,791         197,573        612,915      1,318,202       (114,878)
                                                  --------------   -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $    1,426,575         334,156        864,990      2,076,976        524,777
                                                  ==============   =============  =============  =============  =============

                                                  -----------------------------
                                                       AIM          Harris
                                                     Mid Cap        Oakmark
                                                   Core Equity   International
                                                   Portfolio B    Portfolio B
                                                  -------------  -------------
Income:
  Dividends                                                   -              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                             67,799        153,831
  Administrative fee                                     11,678         26,368
                                                  -------------  -------------
    Total expenses                                       79,477        180,199
                                                  -------------  -------------
    Net investment income (loss)                        (79,477)      (180,199)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           425,791      1,556,081
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                            425,791      1,556,081
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)        157,060        669,795
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         503,374      2,045,677
                                                  =============  =============

(b) For the period from May 3, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year ended December 31, 2004

                                                                                      Met Investors
                                                  --------------------------------------------------------------------------
                                                   Third Avenue     Defensive        Moderate      Balance        Growth
                                                    Small Cap        Strategy        Strategy      Strategy      Strategy
                                                      Value          Fund of         Fund of       Fund of       Fund of
                                                   Portfolio B      Fund B (c)      Fund B (c)    Fund B (c)    Fund B (c)
                                                  --------------  -------------    ------------- ------------- -------------
Income:
  Dividends                                       $      124,262         50,036          110,033       320,218       235,326
                                                  --------------  -------------    ------------- ------------- -------------
Expenses:
  Mortality and expense risk                             144,656          3,256            8,117        31,409        36,813
  Administrative fee                                      25,018            518            1,322         5,209         6,287
                                                  --------------  -------------    ------------- ------------- -------------
    Total expenses                                       169,674          3,774            9,439        36,618        43,100
                                                  --------------  -------------    ------------- ------------- -------------
    Net investment income (loss)                         (45,412)        46,262          100,594       283,600       192,226
                                                  --------------  -------------    ------------- ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares          1,491,399             67               61            35            62
  Realized gain distributions                             75,497              -                -             -             -
                                                  --------------  -------------    ------------- ------------- -------------
    Net realized gain (loss)                           1,566,896             67               61            35            62
                                                  --------------  -------------    ------------- ------------- -------------
Change in unrealized appreciation (depreciation)         731,562        (11,140)           2,245       261,782       571,750
                                                  --------------  -------------    ------------- ------------- -------------
    Net increase (decrease) in net assets from
     operations                                   $    2,253,046         35,189          102,900       545,417       764,038
                                                  ==============  =============    ============= ============= =============

                                                                   Russell
                                                  ------------  -------------
                                                   Aggressive
                                                    Strategy     Multi-Style
                                                    Fund of        Equity
                                                   Fund B (c)       Fund
                                                  ------------- -------------
Income:
  Dividends                                              11,171        29,978
                                                  ------------- -------------
Expenses:
  Mortality and expense risk                              5,741        49,158
  Administrative fee                                        883         5,899
                                                  ------------- -------------
    Total expenses                                        6,624        55,057
                                                  ------------- -------------
    Net investment income (loss)                          4,547       (25,079)
                                                  ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares               105      (173,819)
  Realized gain distributions                                 -             -
                                                  ------------- -------------
    Net realized gain (loss)                                105      (173,819)
                                                  ------------- -------------
Change in unrealized appreciation (depreciation)        106,540       489,470
                                                  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                         111,192       290,572
                                                  ============= =============

(c) For the period from November 22, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year ended December 31, 2004

                                                                            Russell
                                                  ----------------------------------------------------------- --------------
                                                                                                    Real
                                                    Aggressive                        Core         Estate        Premier
                                                      Equity          Non-US          Bond       Securities      Equity
                                                       Fund            Fund           Fund          Fund          Fund
                                                  --------------  -------------  -------------  ------------- -------------
Income:
  Dividends                                       $        1,363         35,025        112,051         10,976           459
                                                  --------------  -------------  -------------  ------------- -------------
Expenses:
  Mortality and expense risk                              10,669         24,133         40,389          5,233        16,166
  Administrative fee                                       1,280          2,896          4,847            630         2,012
                                                  --------------  -------------  -------------  ------------- -------------
    Total expenses                                        11,949         27,029         45,236          5,863        18,178
                                                  --------------  -------------  -------------  ------------- -------------
    Net investment income (loss)                         (10,586)         7,996         66,815          5,113       (17,719)
                                                  --------------  -------------  -------------  ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             26,738        (43,923)        28,142         34,977    (1,598,056)
  Realized gain distributions                             27,653              -         19,003         22,490             -
                                                  --------------  -------------  -------------  ------------- -------------
    Net realized gain (loss)                              54,391        (43,923)        47,145         57,467    (1,598,056)
                                                  --------------  -------------  -------------  ------------- -------------
Change in unrealized appreciation (depreciation)          54,442        311,745        (25,799)        58,874     1,532,930
                                                  --------------  -------------  -------------  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                   $       98,247        275,818         88,161        121,454       (82,845)
                                                  ==============  =============  =============  ============= =============

                                                        AIM
                                                  -----------------------------

                                                     Premier        Capital
                                                      Equity      Appreciation
                                                    Fund B (d)        Fund
                                                  -------------  -------------
Income:
  Dividends                                                   -              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                                973         30,415
  Administrative fee                                        361          3,728
                                                  -------------  -------------
    Total expenses                                        1,334         34,143
                                                  -------------  -------------
    Net investment income (loss)                         (1,334)       (34,143)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            59,977       (133,904)
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                             59,977       (133,904)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)        (68,369)       287,068
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          (9,726)       119,021
                                                  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year ended December 31, 2004

                                                                       AIM
                                                  --------------------------------------------  --------------

                                                     Capital      International  International     Premier
                                                   Appreciation      Growth         Growth         Growth
                                                      Fund B          Fund          Fund B      Portfolio (d)
                                                  --------------  -------------  -------------  -------------
Income:
  Dividends                                       $            -          2,081            462              -
                                                  --------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                               1,289          4,523          1,033          9,601
  Administrative fee                                         280            535            186          1,152
                                                  --------------  -------------  -------------  -------------
    Total expenses                                         1,569          5,058          1,219         10,753
                                                  --------------  -------------  -------------  -------------
    Net investment income (loss)                          (1,569)        (2,977)          (757)       (10,753)
                                                  --------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                974        (19,362)         1,442     (1,070,021)
  Realized gain distributions                                  -              -              -              -
                                                  --------------  -------------  -------------  -------------
    Net realized gain (loss)                                 974        (19,362)         1,442     (1,070,021)
                                                  --------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)           5,795         95,989         16,248      1,029,254
                                                  --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $        5,200         73,650         16,933        (51,520)
                                                  ==============  =============  =============  =============

                                                             Alliance
                                                  --------------------------------------------
                                                                    Bernstein     Bernstein
                                                      Premier      Real Estate   Real Estate
                                                      Growth       Investment    Investment
                                                  Portfolio B (d)   Portfolio    Portfolio B
                                                  --------------- ------------- -------------
Income:
  Dividends                                                    -         17,439        94,891
                                                   -------------  ------------- -------------
Expenses:
  Mortality and expense risk                              35,182          9,872        52,589
  Administrative fee                                       6,957          1,185        10,515
                                                   -------------  ------------- -------------
    Total expenses                                        42,139         11,057        63,104
                                                   -------------  ------------- -------------
    Net investment income (loss)                         (42,139)         6,382        31,787
                                                   -------------  ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            225,118        107,239       182,916
  Realized gain distributions                                  -              -             -
                                                   -------------  ------------- -------------
    Net realized gain (loss)                             225,118        107,239       182,916
                                                   -------------  ------------- -------------
Change in unrealized appreciation (depreciation)        (419,108)       122,512     1,067,300
                                                   -------------  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                         (236,129)       236,133     1,282,003
                                                   =============  ============= =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year ended December 31, 2004

                                                             Alliance                Liberty             Goldman Sachs
                                                  ------------------------------  -------------  ----------------------------
                                                     Bernstein                       Newport         Growth
                                                       Small         Bernstein     Tiger Fund,         &        International
                                                        Cap            Value        Variable         Income        Equity
                                                  Portfolio B (d) Portfolio B (d)  Series (d)       Fund (d)      Fund (d)
                                                  --------------- --------------- -------------  -------------  -------------
Income:
  Dividends                                       $            -               -              -              -              -
                                                  --------------   -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                                 923             275            342            884            997
  Administrative fee                                         200              71             43            114            122
                                                  --------------   -------------  -------------  -------------  -------------
    Total expenses                                         1,123             346            385            998          1,119
                                                  --------------   -------------  -------------  -------------  -------------
    Net investment income (loss)                          (1,123)           (346)          (385)          (998)        (1,119)
                                                  --------------   -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             63,990          13,607         (2,505)        (2,253)       (49,672)
  Realized gain distributions                                  -               -              -              -              -
                                                  --------------   -------------  -------------  -------------  -------------
    Net realized gain (loss)                              63,990          13,607         (2,505)        (2,253)       (49,672)
                                                  --------------   -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)         (60,051)        (13,420)         1,835          7,082         44,745
                                                  --------------   -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $        2,816            (159)        (1,055)         3,831         (6,046)
                                                  ==============   =============  =============  =============  =============

                                                           Scudder II
                                                  ---------------------------
                                                     Dreman
                                                   High Return    Small Cap
                                                     Equity        Growth
                                                  Portfolio (d)   Portfolio
                                                  ------------- -------------
Income:
  Dividends                                                   -             -
                                                  ------------- -------------
Expenses:
  Mortality and expense risk                                  -         2,468
  Administrative fee                                          -           297
                                                  ------------- -------------
    Total expenses                                            -         2,765
                                                  ------------- -------------
    Net investment income (loss)                              -        (2,765)
                                                  ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                 -       (12,456)
  Realized gain distributions                                 -             -
                                                  ------------- -------------
    Net realized gain (loss)                                  -       (12,456)
                                                  ------------- -------------
Change in unrealized appreciation (depreciation)              -        31,981
                                                  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                               -        16,760
                                                  ============= =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year ended December 31, 2004

                                                            Scudder II                                              MFS
                                                  -----------------------------  ----------------------------------------------
                                                      Dreman
                                                     Small Cap      Government
                                                       Value        Securities       Bond            Research       Research
                                                     Portfolio      Portfolio     Series (d)        Series (d)    Series B (d)
                                                  --------------  -------------  -------------    -------------  -------------
Income:
  Dividends                                       $        3,638         19,762              -            6,958            394
                                                  --------------  -------------  -------------    -------------  -------------
Expenses:
  Mortality and expense risk                               5,315          6,461              -            2,852            159
  Administrative fee                                         609            771              -              342             45
                                                  --------------  -------------  -------------    -------------  -------------
    Total expenses                                         5,924          7,232              -            3,194            204
                                                  --------------  -------------  -------------    -------------  -------------
    Net investment income (loss)                          (2,286)        12,530              -            3,764            190
                                                  --------------  -------------  -------------    -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             54,162         10,082              -         (266,228)           867
  Realized gain distributions                                  -              -              -                -              -
                                                  --------------  -------------  -------------    -------------  -------------
    Net realized gain (loss)                              54,162         10,082              -         (266,228)           867
                                                  --------------  -------------  -------------    -------------  -------------
Change in unrealized appreciation (depreciation)          36,152        (11,466)             -          270,705           (570)
                                                  --------------  -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $       88,028         11,146              -            8,241            487
                                                  ==============  =============  =============    =============  =============

                                                  --------------------------

                                                     Emerging       Emerging
                                                      Growth         Growth
                                                    Series (d)    Series B (d)
                                                  -------------  -------------
Income:
  Dividends                                                   -              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                              2,168            111
  Administrative fee                                        265             46
                                                  -------------  -------------
    Total expenses                                        2,433            157
                                                  -------------  -------------
    Net investment income (loss)                         (2,433)          (157)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares          (293,905)           783
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                           (293,905)           783
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)        300,443           (519)
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           4,105            107
                                                  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year ended December 31, 2004

                                                                                                    MFS
                                                  -------------------------------------------------------------------------

                                                       High          High        Strategic      Strategic      Investors
                                                      Income        Income         Income         Income         Trust
                                                      Series       Series B      Series (d)    Series B (d)     Series
                                                  -------------- ------------- -------------  -------------  -------------
Income:
  Dividends                                       $       21,126       167,599         7,865         38,154          8,742
                                                  -------------- ------------- -------------  -------------  -------------
Expenses:
  Mortality and expense risk                               5,099        47,431           631          2,848         16,918
  Administrative fee                                         616         9,502            77            607          2,030
                                                  -------------- ------------- -------------  -------------  -------------
    Total expenses                                         5,715        56,933           708          3,455         18,948
                                                  -------------- ------------- -------------  -------------  -------------
    Net investment income (loss)                          15,411       110,666         7,157         34,699        (10,206)
                                                  -------------- ------------- -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              1,190        18,081         1,838        (13,571)       (32,827)
  Realized gain distributions                                  -             -             -              -              -
                                                  -------------- ------------- -------------  -------------  -------------
    Net realized gain (loss)                               1,190        18,081         1,838        (13,571)       (32,827)
                                                  -------------- ------------- -------------  -------------  -------------
Change in unrealized appreciation (depreciation)           9,089       152,635        (9,081)       (23,791)       165,156
                                                  -------------- ------------- -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $       25,690       281,382           (86)        (2,663)       122,123
                                                  ============== ============= =============  =============  =============

                                                  -----------------------------

                                                    Investors         New
                                                      Trust        Discovery
                                                    Series B        Series
                                                  -------------  -------------
Income:
  Dividends                                               6,881              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                             19,881          4,373
  Administrative fee                                      3,811            528
                                                  -------------  -------------
    Total expenses                                       23,692          4,901
                                                  -------------  -------------
    Net investment income (loss)                        (16,811)        (4,901)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             6,107           (450)
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                              6,107           (450)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)        136,560         20,559
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         125,856         15,208
                                                  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year ended December 31, 2004

                                                        MFS                                                 MetLife
                                                  --------------    ---------------------------------------------------------------
                                                                                                      Harris
                                                        New             Davis          Davis         Oakmark         Jennison
                                                     Discovery         Venture        Venture        Focused          Growth
                                                     Series B        Value Fund A   Value Fund E   Value Fund B     Portfolio B
                                                  --------------    -------------  -------------  -------------    -------------
Income:
  Dividends                                       $            -              677        114,578              -              928
                                                  --------------    -------------  -------------  -------------    -------------
Expenses:
  Mortality and expense risk                              54,403            1,504        379,398        201,470          155,630
  Administrative fee                                      10,737              180         66,427         33,463           25,962
                                                  --------------    -------------  -------------  -------------    -------------
    Total expenses                                        65,140            1,684        445,825        234,933          181,592
                                                  --------------    -------------  -------------  -------------    -------------
    Net investment income (loss)                         (65,140)          (1,007)      (331,247)      (234,933)        (180,664)
                                                  --------------    -------------  -------------  -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             21,996              156      1,778,058      1,218,913          833,328
  Realized gain distributions                                  -                -              -        153,954                -
                                                  --------------    -------------  -------------  -------------    -------------
    Net realized gain (loss)                              21,996              156      1,778,058      1,372,867          833,328
                                                  --------------    -------------  -------------  -------------    -------------
Change in unrealized appreciation (depreciation)         317,403           14,308      1,491,967       (215,371)         204,268
                                                  --------------    -------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $      274,259           13,457      2,938,778        922,563          856,932
                                                  ==============    =============  =============  =============    =============

                                                  -------------------------
                                                       MFS           MFS
                                                    Investors       Total
                                                      Trust         Return
                                                    Series B       Series A
                                                  -------------  -------------
Income:
  Dividends                                              17,939         12,537
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                             62,828          5,972
  Administrative fee                                     12,753            794
                                                  -------------  -------------
    Total expenses                                       75,581          6,766
                                                  -------------  -------------
    Net investment income (loss)                        (57,642)         5,771
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            85,885            515
  Realized gain distributions                                 -          2,151
                                                  -------------  -------------
    Net realized gain (loss)                             85,885          2,666
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)        423,435         44,085
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         451,678         52,522
                                                  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year ended December 31, 2004

                                                                                                   MetLife
                                                  ----------------------------------------------------------------------------
                                                       MFS          Capital        Capital         Franklin
                                                      Total        Guardian       Guardian        Templeton      Met/Putnam
                                                      Return      U.S. Equity    U.S. Equity   Small Cap Growth    Voyager
                                                     Series B      Series A       Series B     Portfolio B (b)   Portfolio B
                                                  -------------- -------------  -------------  ---------------- -------------
Income:
  Dividends                                       $       51,300         8,688         28,377               -               -
                                                  -------------- -------------  -------------   -------------   -------------
Expenses:
  Mortality and expense risk                              18,618        20,541         23,775             770           3,250
  Administrative fee                                       5,270         2,461          6,055             126             861
                                                  -------------- -------------  -------------   -------------   -------------
    Total expenses                                        23,888        23,002         29,830             896           4,111
                                                  -------------- -------------  -------------   -------------   -------------
    Net investment income (loss)                          27,412       (14,314)        (1,453)           (896)         (4,111)
                                                  -------------- -------------  -------------   -------------   -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             25,429        10,354         54,357            (359)          1,741
  Realized gain distributions                              9,454             -              -               -               -
                                                  -------------- -------------  -------------   -------------   -------------
    Net realized gain (loss)                              34,883        10,354         54,357            (359)          1,741
                                                  -------------- -------------  -------------   -------------   -------------
Change in unrealized appreciation (depreciation)         180,667       416,514        227,437          17,980          33,265
                                                  -------------- -------------  -------------   -------------   -------------
    Net increase (decrease) in net assets from
     operations                                   $      242,962       412,554        280,341          16,725          30,895
                                                  ============== =============  =============   =============   =============

                                                  ----------------------------

                                                      MFS          Putnam
                                                    Research    International
                                                  Series B (d)     Stock B
                                                  ------------- -------------
Income:
  Dividends                                                   -        20,167
                                                  ------------- -------------
Expenses:
  Mortality and expense risk                                  -        20,348
  Administrative fee                                          -         4,171
                                                  ------------- -------------
    Total expenses                                            -        24,519
                                                  ------------- -------------
    Net investment income (loss)                              -        (4,352)
                                                  ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                 -        25,222
  Realized gain distributions                                 -             -
                                                  ------------- -------------
    Net realized gain (loss)                                  -        25,222
                                                  ------------- -------------
Change in unrealized appreciation (depreciation)              -       230,238
                                                  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                               -       251,108
                                                  ============= =============

(b) For the period from May 3, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year ended December 31, 2004

                                                                                                    MetLife
                                                  ------------------------------------------------------------------------------
                                                   Salomon Bros    Salomon Bros                                        SSR
                                                     Strategic       Strategic          SSR            SSR            Bond
                                                       Bond            Bond           Aurora       Bond Income       Income
                                                   Portfolio (b)  Portfolio B (b) Portfolio B (b) Portfolio (b)  Portfolio B (c)
                                                  --------------  --------------- --------------- -------------  ---------------
Income:
  Dividends                                       $            -               -               -              -               -
                                                  --------------   -------------   -------------  -------------   -------------
Expenses:
  Mortality and expense risk                               1,337           5,956           1,613          6,666             123
  Administrative fee                                         159           1,243             321            800               9
                                                  --------------   -------------   -------------  -------------   -------------
    Total expenses                                         1,496           7,199           1,934          7,466             132
                                                  --------------   -------------   -------------  -------------   -------------
    Net investment income (loss)                          (1,496)         (7,199)         (1,934)        (7,466)           (132)
                                                  --------------   -------------   -------------  -------------   -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                743           2,150             407          1,580               1
  Realized gain distributions                                  -               -               -              -               -
                                                  --------------   -------------   -------------  -------------   -------------
    Net realized gain (loss)                                 743           2,150             407          1,580               1
                                                  --------------   -------------   -------------  -------------   -------------
Change in unrealized appreciation (depreciation)          10,199          47,788          45,293         33,306             406
                                                  --------------   -------------   -------------  -------------   -------------
    Net increase (decrease) in net assets from
     operations                                   $        9,446          42,739          43,766         27,420             275
                                                  ==============   =============   =============  =============   =============

                                                  -----------------------------

                                                    SSR Money        Stock
                                                     Market          Index
                                                    Portfolio     Portfolio B
                                                  -------------  -------------
Income:
  Dividends                                              14,425         47,639
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                             18,951        109,255
  Administrative fee                                      2,273         17,426
                                                  -------------  -------------
    Total expenses                                       21,224        126,681
                                                  -------------  -------------
    Net investment income (loss)                         (6,799)       (79,042)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                 -        201,005
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                                  -        201,005
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)              -        596,249
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          (6,799)       718,212
                                                  =============  =============

(b) For the period from May 3, 2004 to December 31, 2004.
(c) For the period from November 22, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year ended December 31, 2004

                                                                             MetLife
                                                  -------------------------------------------------------------    --------------

                                                   T Rowe Price      T Rowe Price   T Rowe Price    T Rowe Price      Capital
                                                     Large Cap         Large Cap      Small Cap       Small Cap     Appreciation
                                                   Portfolio (b)    Portfolio B (b) Portfolio (b)  Portfolio B (b)      Fund
                                                  --------------    --------------- -------------  --------------- -------------
Income:
  Dividends                                       $            -                 -              -               -          1,099
                                                  --------------     -------------  -------------   -------------  -------------
Expenses:
  Mortality and expense risk                               7,447             7,527          3,850           6,048          4,336
  Administrative fee                                         910             1,685            459           1,290            517
                                                  --------------     -------------  -------------   -------------  -------------
    Total expenses                                         8,357             9,212          4,309           7,338          4,853
                                                  --------------     -------------  -------------   -------------  -------------
    Net investment income (loss)                          (8,357)           (9,212)        (4,309)         (7,338)        (3,754)
                                                  --------------     -------------  -------------   -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              1,303               177         (3,316)         (2,621)       (23,560)
  Realized gain distributions                                  -                 -              -               -              -
                                                  --------------     -------------  -------------   -------------  -------------
    Net realized gain (loss)                               1,303               177         (3,316)         (2,621)       (23,560)
                                                  --------------     -------------  -------------   -------------  -------------
Change in unrealized appreciation (depreciation)          93,611           150,397         38,923          66,899         45,349
                                                  --------------     -------------  -------------   -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $       86,557           141,362         31,298          56,940         18,035
                                                  ==============     =============  =============   =============  =============

                                                    Oppenheimer
                                                  -----------------------------
                                                   Main Street
                                                    Growth &          High
                                                     Income          Income
                                                    Fund (d)        Fund (d)
                                                  -------------  -------------
Income:
  Dividends                                               3,349         13,785
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                              1,667            945
  Administrative fee                                        204            116
                                                  -------------  -------------
    Total expenses                                        1,871          1,061
                                                  -------------  -------------
    Net investment income (loss)                          1,478         12,724
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           (59,391)       (37,948)
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                            (59,391)       (37,948)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)         55,745         28,534
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          (2,168)         3,310
                                                  =============  =============

(b) For the period from May 3, 2004 to December 31, 2004.
(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year ended December 31, 2004

                                                           Oppenheimer                                             Putnam
                                                  -----------------------------  --------------------------------------------

                                                                    Strategic       Growth &       Growth &         New
                                                       Bond           Bond           Income         Income         Value
                                                     Fund (d)       Fund (d)          Fund          Fund B        Fund (d)
                                                  --------------  -------------  -------------  -------------  -------------
Income:
  Dividends                                       $       44,295          6,759         22,043          8,855          1,053
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                               4,041            546         15,294          7,234            415
  Administrative fee                                         485             69          1,835          1,626             54
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                         4,526            615         17,129          8,860            469
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                          39,769          6,144          4,914             (5)           584
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (19,571)         4,495        (28,636)        20,728         11,173
  Realized gain distributions                                  -              -              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                             (19,571)         4,495        (28,636)        20,728         11,173
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)         (17,692)       (10,711)       136,777         42,454        (11,384)
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $        2,506            (72)       113,055         63,177            373
                                                  ==============  =============  =============  =============  =============

                                                  -----------------------------

                                                       New
                                                      Value          Vista
                                                    Fund B (d)       Fund
                                                  -------------  -------------
Income:
  Dividends                                                 532              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                                223          5,365
  Administrative fee                                         70            646
                                                  -------------  -------------
    Total expenses                                          293          6,011
                                                  -------------  -------------
    Net investment income (loss)                            239         (6,011)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            12,922        (57,033)
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                             12,922        (57,033)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)        (13,001)       131,814
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             160         68,770
                                                  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year ended December 31, 2004

                                                                                           Putnam
                                                  --------------------------------------------------------------------------
                                                                                               International  International
                                                                  International  International      New            New
                                                      Vista          Growth         Equity     Opportunities  Opportunities
                                                      Fund B          Fund          Fund B       Fund (d)      Fund B (d)
                                                  --------------  -------------  ------------- -------------  -------------
Income:
  Dividends                                       $            -         20,817         64,197         2,183            363
                                                  --------------  -------------  ------------- -------------  -------------
Expenses:
  Mortality and expense risk                                 359         15,074         51,720           800            146
  Administrative fee                                          73          1,809         10,148            96             46
                                                  --------------  -------------  ------------- -------------  -------------
    Total expenses                                           432         16,883         61,868           896            192
                                                  --------------  -------------  ------------- -------------  -------------
    Net investment income (loss)                            (432)         3,934          2,329         1,287            171
                                                  --------------  -------------  ------------- -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                121        (40,110)       167,806       (77,210)         6,960
  Realized gain distributions                                  -              -              -             -              -
                                                  --------------  -------------  ------------- -------------  -------------
    Net realized gain (loss)                                 121        (40,110)       167,806       (77,210)         6,960
                                                  --------------  -------------  ------------- -------------  -------------
Change in unrealized appreciation (depreciation)           4,551        199,090        353,361        74,086         (7,591)
                                                  --------------  -------------  ------------- -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $        4,240        162,914        523,496        (1,837)          (460)
                                                  ==============  =============  ============= =============  =============

                                                                   Templeton
                                                  -------------- -------------
                                                                     Global
                                                                     Income
                                                      Equity       Securities
                                                     Income B       Fund (d)
                                                  -------------  -------------
Income:
  Dividends                                                 621              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                              8,034            260
  Administrative fee                                      2,319             37
                                                  -------------  -------------
    Total expenses                                       10,353            297
                                                  -------------  -------------
    Net investment income (loss)                         (9,732)          (297)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             8,856         15,655
  Realized gain distributions                                41              -
                                                  -------------  -------------
    Net realized gain (loss)                              8,897         15,655
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)        154,616        (16,787)
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         153,781         (1,429)
                                                  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year ended December 31, 2004

                                                                                                  Templeton
                                                  ---------------------------------------------------------------------------
                                                      Global
                                                      Income        Franklin        Franklin        Growth         Growth
                                                    Securities      Small Cap      Small Cap      Securities     Securities
                                                    Fund B (d)      Fund (d)       Fund B (d)        Fund          Fund B
                                                  --------------  -------------  -------------  -------------  -------------
Income:
  Dividends                                       $            -              -              -          3,136          1,598
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                                  33          2,157          3,325          2,882          1,468
  Administrative fee                                           8            266            725            376            343
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                            41          2,423          4,050          3,258          1,811
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                             (41)        (2,423)        (4,050)          (122)          (213)
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              2,228       (152,468)       104,907         (1,056)         4,633
  Realized gain distributions                                  -              -              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                               2,228       (152,468)       104,907         (1,056)         4,633
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)          (2,381)       158,063       (101,010)        36,552         13,002
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $         (194)         3,172           (153)        35,374         17,422
                                                  ==============  =============  =============  =============  =============

                                                  -----------------------------

                                                     Foreign        Foreign
                                                    Securities     Securities
                                                       Fund          Fund B
                                                  -------------  -------------
Income:
  Dividends                                               8,407         18,558
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                              9,161         20,895
  Administrative fee                                      1,112          4,453
                                                  -------------  -------------
    Total expenses                                       10,273         25,348
                                                  -------------  -------------
    Net investment income (loss)                         (1,866)        (6,790)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           (22,706)        16,173
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                            (22,706)        16,173
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)        141,718        342,684
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         117,146        352,067
                                                  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year ended December 31, 2004

                                                                                         Templeton
                                                  -------------------------------------------------------------------------
                                                    Developing    Developing       Mutual         Mutual     Franklin Large
                                                     Markets       Markets         Shares         Shares       Cap Growth
                                                    Securities    Securities     Securities     Securities     Securities
                                                       Fund         Fund B        Fund (d)      Fund B (d)      Fund (d)
                                                  -------------- ------------- -------------  -------------  --------------
Income:
  Dividends                                       $        7,802        49,240             -              -              -
                                                  -------------- ------------- -------------  -------------  -------------
Expenses:
  Mortality and expense risk                               5,274        34,234         1,773          6,984          2,036
  Administrative fee                                         637         6,791           214          1,399            267
                                                  -------------- ------------- -------------  -------------  -------------
    Total expenses                                         5,911        41,025         1,987          8,383          2,303
                                                  -------------- ------------- -------------  -------------  -------------
    Net investment income (loss)                           1,891         8,215        (1,987)        (8,383)        (2,303)
                                                  -------------- ------------- -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             29,767        76,809        37,049        182,622       (131,861)
  Realized gain distributions                                  -             -             -              -              -
                                                  -------------- ------------- -------------  -------------  -------------
    Net realized gain (loss)                              29,767        76,809        37,049        182,622       (131,861)
                                                  -------------- ------------- -------------  -------------  -------------
Change in unrealized appreciation (depreciation)          54,718       538,312       (29,885)      (155,156)       141,408
                                                  -------------- ------------- -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $       86,376       623,336         5,177         19,083          7,244
                                                  ============== ============= =============  =============  =============

                                                                     Fidelity
                                                  --------------   -------------
                                                  Franklin Large
                                                    Cap Growth
                                                    Securities        Growth
                                                    Fund B (d)       Portfolio
                                                  --------------   -------------
Income:
  Dividends                                                   -              213
                                                  -------------    -------------
Expenses:
  Mortality and expense risk                                853              828
  Administrative fee                                        315              102
                                                  -------------    -------------
    Total expenses                                        1,168              930
                                                  -------------    -------------
    Net investment income (loss)                         (1,168)            (717)
                                                  -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            35,054          (18,414)
  Realized gain distributions                                 -                -
                                                  -------------    -------------
    Net realized gain (loss)                             35,054          (18,414)
                                                  -------------    -------------
Change in unrealized appreciation (depreciation)        (33,658)          19,018
                                                  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                             228             (113)
                                                  =============    =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year ended December 31, 2004

                                                                                                  Fidelity
                                                  ---------------------------------------------------------------------------

                                                                                    Growth        Growth &        Equity-
                                                      Growth        Contrafund   Opportunities     Income         Income
                                                    Portfolio B     Portfolio      Portfolio      Portfolio      Portfolio
                                                  --------------  -------------  -------------  -------------  -------------
Income:
  Dividends                                       $        1,441            146             76            539            122
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                              25,245            550            179            623            102
  Administrative fee                                       5,165             61             22             77             16
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                        30,410            611            201            700            118
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                         (28,969)          (465)          (125)          (161)             4
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             18,832            236           (303)        (3,110)          (122)
  Realized gain distributions                                  -              -              -              -             29
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                              18,832            236           (303)        (3,110)           (93)
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)         147,489          6,073          1,235          4,921          1,000
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $      137,352          5,844            807          1,650            911
                                                  ==============  =============  =============  =============  =============

                                                  -----------------------------

                                                     Equity-         High
                                                     Income         Income
                                                   Portfolio B    Portfolio B
                                                  -------------  -------------
Income:
  Dividends                                               3,623          4,445
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                              4,371          1,102
  Administrative fee                                        832            228
                                                  -------------  -------------
    Total expenses                                        5,203          1,330
                                                  -------------  -------------
    Net investment income (loss)                         (1,580)         3,115
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             1,795          2,419
  Realized gain distributions                               944              -
                                                  -------------  -------------
    Net realized gain (loss)                              2,739          2,419
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)         31,402          1,150
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          32,561          6,684
                                                  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year ended December 31, 2004

                                                                American Century
                                                  --------------------------------------------  --------------

                                                     Income &                                       Stock
                                                      Growth      International      Value          Index
                                                     Fund (d)       Fund (d)        Fund (d)        Fund
                                                  --------------  -------------  -------------  -------------
Income:
  Dividends                                       $       89,556            581         17,471          1,203
                                                  --------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                              29,074            471          8,073            863
  Administrative fee                                       3,188             61            883            100
                                                  --------------  -------------  -------------  -------------
    Total expenses                                        32,262            532          8,956            963
                                                  --------------  -------------  -------------  -------------
    Net investment income (loss)                          57,294             49          8,515            240
                                                  --------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            739,505        (12,733)       253,704         (3,954)
  Realized gain distributions                                  -              -         13,552              -
                                                  --------------  -------------  -------------  -------------
    Net realized gain (loss)                             739,505        (12,733)       267,256         (3,954)
                                                  --------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)        (760,611)        13,057       (225,917)        10,275
                                                  --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $       36,188            373         49,854          6,561
                                                  ==============  =============  =============  =============

                                                              Dreyfus
                                                  ---------------------------------------------

                                                      Stock       Disciplined     Disciplined
                                                      Index          Stock           Stock
                                                      Fund B     Portfolio (d)  Portfolio B (d)
                                                  -------------  -------------  ---------------
Income:
  Dividends                                               5,687              3               -
                                                  -------------  -------------   -------------
Expenses:
  Mortality and expense risk                              5,430             84             142
  Administrative fee                                      1,022             12              38
                                                  -------------  -------------   -------------
    Total expenses                                        6,452             96             180
                                                  -------------  -------------   -------------
    Net investment income (loss)                           (765)           (93)           (180)
                                                  -------------  -------------   -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             9,841         (4,489)         (3,535)
  Realized gain distributions                                 -              -               -
                                                  -------------  -------------   -------------
    Net realized gain (loss)                              9,841         (4,489)         (3,535)
                                                  -------------  -------------   -------------
Change in unrealized appreciation (depreciation)         23,056          4,399           3,030
                                                  -------------  -------------   -------------
    Net increase (decrease) in net assets from
     operations                                          32,132           (183)           (685)
                                                  =============  =============   =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year ended December 31, 2004

                                                              Dreyfus                        INVESCO
                                                  ------------------------------  ----------------------------  -------------

                                                      Capital         Capital                         High          High
                                                   Appreciation    Appreciation      Dynamics        Yield          Yield
                                                   Portfolio (d)  Portfolio B (d)    Fund (d)       Fund (d)      Portfolio
                                                  --------------  --------------- -------------  -------------  -------------
Income:
  Dividends                                       $           49               -              -         24,370         42,824
                                                  --------------   -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                                 753           7,950         11,359            982          8,411
  Administrative fee                                          91           1,538          1,254            124            973
                                                  --------------   -------------  -------------  -------------  -------------
    Total expenses                                           844           9,488         12,613          1,106          9,384
                                                  --------------   -------------  -------------  -------------  -------------
    Net investment income (loss)                            (795)         (9,488)       (12,613)        23,264         33,440
                                                  --------------   -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             (9,375)        139,468        247,266        (45,347)        10,037
  Realized gain distributions                                  -               -              -              -              -
                                                  --------------   -------------  -------------  -------------  -------------
    Net realized gain (loss)                              (9,375)        139,468        247,266        (45,347)        10,037
                                                  --------------   -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)          10,960        (122,130)      (208,242)        24,906          9,188
                                                  --------------   -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $          790           7,850         26,411          2,823         52,665
                                                  ==============   =============  =============  =============  =============

                                                       PIMCO
                                                  -----------------------------
                                                                  StocksPLUS
                                                       Low         Growth &
                                                    Duration        Income
                                                    Portfolio     Portfolio
                                                  -------------  -------------
Income:
  Dividends                                               7,959          3,977
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                              7,207          2,928
  Administrative fee                                        826            350
                                                  -------------  -------------
    Total expenses                                        8,033          3,278
                                                  -------------  -------------
    Net investment income (loss)                            (74)           699
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             3,897          1,727
  Realized gain distributions                               575              -
                                                  -------------  -------------
    Net realized gain (loss)                              4,472          1,727
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)         (2,070)        18,440
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           2,328         20,866
                                                  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year ended December 31, 2004

                                                      PIMCO                Scudder I
                                                  -------------- -----------------------------

                                                      Total
                                                     Return      International   International
                                                    Portfolio    Portfolio (d)  Portfolio B (d)     Total
                                                  -------------- -------------  --------------- -------------
Income:
  Dividends                                       $       77,634         1,256           9,165      8,442,334
                                                  -------------- -------------   -------------  -------------
Expenses:
  Mortality and expense risk                              43,233           407           3,870      6,600,719
  Administrative fee                                       4,763            53             764      1,090,954
                                                  -------------- -------------   -------------  -------------
    Total expenses                                        47,996           460           4,634      7,689,395
                                                  -------------- -------------   -------------  -------------
    Net investment income (loss)                          29,638           796           4,531        750,661
                                                  -------------- -------------   -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             22,788       (30,673)        105,798     16,853,910
  Realized gain distributions                             27,124             -               -      1,716,252
                                                  -------------- -------------   -------------  -------------
    Net realized gain (loss)                              49,912       (30,673)        105,798     18,570,162
                                                  -------------- -------------   -------------  -------------
Change in unrealized appreciation (depreciation)          24,069        31,085         (99,635)    33,175,362
                                                  -------------- -------------   -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $      103,619         1,208          10,694     52,496,185
                                                  ============== =============   =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                   Met Investors
                                                     ---------------------------------------------------------------------------
                                                       Lord Abbett    Lord Abbett    Lord Abbett    Lord Abbett    Lord Abbett
                                                        Growth &       Growth &         Bond           Bond          Growth
                                                         Income         Income        Debenture      Debenture     Opportunity
                                                        Portfolio     Portfolio B     Portfolio     Portfolio B     Portfolio
                                                     --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $     (599,768)      (569,918)       171,729        335,126        (23,109)
  Net realized gain (loss)                                1,956,088      1,864,001        157,907      1,002,765         64,023
  Change in unrealized appreciation (depreciation)        5,944,727      4,227,560        344,705        194,054        131,267
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           7,301,047      5,521,643        674,341      1,531,945        172,181
                                                     --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                    -              -              -              -              -
  Payments received from contract owners                    260,102      9,570,010         17,069      7,292,867            440
  Transfers between sub-accounts (including fixed
   account), net                                          9,498,828     (1,250,373)       197,690     (4,698,476)        16,620
  Transfers for contract benefits and terminations       (9,984,821)    (2,084,742)    (2,680,428)    (1,543,481)      (183,176)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (225,891)     6,234,895     (2,465,669)     1,050,910       (166,116)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                 7,075,156     11,756,538     (1,791,328)     2,582,855          6,065
Net assets at beginning of period                        61,996,547     39,697,393     11,587,949     20,280,361      1,730,813
                                                     --------------  -------------  -------------  -------------  -------------
Net assets at end of period                          $   69,071,703     51,453,931      9,796,621     22,863,216      1,736,878
                                                     ==============  =============  =============  =============  =============

                                                     -----------------------------
                                                      Lord Abbett    Lord Abbett
                                                        Growth         Mid-Cap
                                                      Opportunity       Value
                                                      Portfolio B     Portfolio
                                                     -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (25,400)       (54,637)
  Net realized gain (loss)                                  48,793        486,538
  Change in unrealized appreciation (depreciation)         197,688        935,451
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            221,081      1,367,352
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -
  MetLife Investors Insurance Company of California
   redemptions                                                   -              -
  Payments received from contract owners                   103,500         13,975
  Transfers between sub-accounts (including fixed
   account), net                                           198,210      1,823,572
  Transfers for contract benefits and terminations        (128,536)      (874,412)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 173,174        963,135
                                                     -------------  -------------
    Net increase (decrease) in net assets                  394,255      2,330,487
Net assets at beginning of period                        1,860,969      5,127,764
                                                     -------------  -------------
Net assets at end of period                              2,255,224      7,458,251
                                                     =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                   Met Investors
                                                     ---------------------------------------------------------------------------
                                                       Lord Abbett    Lord Abbett       Janus          Janus        JP Morgan
                                                         Mid-Cap       America's     Aggressive     Aggressive       Quality
                                                          Value          Value         Growth         Growth          Bond
                                                       Portfolio B    Portfolio B   Portfolio (b)   Portfolio B   Portfolio (a)
                                                     --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $      (90,105)        41,384        (19,165)      (202,789)       295,631
  Net realized gain (loss)                                  360,368         32,432          9,718        815,044        236,304
  Change in unrealized appreciation (depreciation)        2,041,814        240,174        198,500        590,259       (391,823)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           2,312,077        313,990        189,053      1,202,514        140,112
                                                     --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                    -              -              -              -              -
  Payments received from contract owners                  1,530,004        748,319            320      2,585,596              -
  Transfers between sub-accounts (including fixed
   account), net                                          2,246,911      1,505,041      2,108,310      5,002,479     (5,310,539)
  Transfers for contract benefits and terminations         (478,319)       (61,730)      (246,131)      (475,857)    (1,539,447)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                3,298,596      2,191,630      1,862,499      7,112,218     (6,849,986)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                 5,610,673      2,505,620      2,051,552      8,314,732     (6,709,874)
Net assets at beginning of period                         8,020,581        535,741              -      5,420,960      6,709,874
                                                     --------------  -------------  -------------  -------------  -------------
Net assets at end of period                          $   13,631,254      3,041,361      2,051,552     13,735,692              -
                                                     ==============  =============  =============  =============  =============

                                                     ------------------------------
                                                        JP Morgan      JP Morgan
                                                         Quality        Select
                                                          Bond          Equity
                                                     Portfolio B (a) Portfolio (a)
                                                     --------------- -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              384,043         36,418
  Net realized gain (loss)                                 (295,469)      (609,282)
  Change in unrealized appreciation (depreciation)           52,852      1,185,338
                                                      -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             141,426        612,474
                                                      -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -
  MetLife Investors Insurance Company of California
   redemptions                                                    -              -
  Payments received from contract owners                  1,007,333         25,573
  Transfers between sub-accounts (including fixed
   account), net                                         (5,639,399)    (9,398,661)
  Transfers for contract benefits and terminations         (354,880)    (2,271,090)
                                                      -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               (4,986,946)   (11,644,178)
                                                      -------------  -------------
    Net increase (decrease) in net assets                (4,845,520)   (11,031,704)
Net assets at beginning of period                         4,845,520     11,031,704
                                                      -------------  -------------
Net assets at end of period                                       -              -
                                                      =============  =============

(a) For the period from January 1, 2004 to November 19, 2004.
(b) For the period from May 3, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                    Met Investors
                                                     -------------------------------------------------------------
                                                        JP Morgan      JP Morgan     Met/Putnam
                                                         Select        Small Cap       Capital       Met/Putnam
                                                         Equity          Stock      Opportunities     Research
                                                     Portfolio B (a)   Portfolio     Portfolio B   Portfolio B (a)
                                                     --------------- -------------  -------------  ---------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $        2,388        (74,837)        (5,382)        (19,751)
  Net realized gain (loss)                                   60,974        (14,269)         1,838         268,898
  Change in unrealized appreciation (depreciation)          (23,414)       914,173         70,316        (239,343)
                                                     --------------  -------------  -------------   -------------
    Net increase (decrease) in net assets from
     operations                                              39,948        825,067         66,772           9,804
                                                     --------------  -------------  -------------   -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -               -
  MetLife Investors Insurance Company of California
   redemptions                                                    -              -              -               -
  Payments received from contract owners                          -         92,821          4,988         497,895
  Transfers between sub-accounts (including fixed
   account), net                                           (561,614)      (266,316)         4,369      (2,802,868)
  Transfers for contract benefits and terminations          (95,953)    (1,032,592)        (8,833)       (103,053)
                                                     --------------  -------------  -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (657,567)    (1,206,087)           524      (2,408,026)
                                                     --------------  -------------  -------------   -------------
    Net increase (decrease) in net assets                  (617,619)      (381,020)        67,296      (2,398,222)
Net assets at beginning of period                           617,619      5,750,196        397,354       2,398,222
                                                     --------------  -------------  -------------   -------------
Net assets at end of period                          $            -      5,369,176        464,650               -
                                                     ==============  =============  =============   =============

                                                     ----------------------------------------------
                                                      Goldman Sachs     Neuberger     Oppenheimer
                                                         Mid-Cap         Berman         Capital
                                                          Value        Real Estate   Appreciation
                                                     Portfolio B (b) Portfolio B (b) Portfolio (b)
                                                     --------------- --------------- -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               (5,949)         69,471         18,496
  Net realized gain (loss)                                  269,732         319,936         27,182
  Change in unrealized appreciation (depreciation)          298,743         466,832         16,843
                                                      -------------   -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             562,526         856,239         62,521
                                                      -------------   -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -               -              -
  MetLife Investors Insurance Company of California
   redemptions                                                    -               -              -
  Payments received from contract owners                    830,411         839,423            160
  Transfers between sub-accounts (including fixed
   account), net                                            768,628       1,097,312        938,122
  Transfers for contract benefits and terminations          (68,745)       (105,853)       (81,802)
                                                      -------------   -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                1,530,294       1,830,882        856,480
                                                      -------------   -------------  -------------
    Net increase (decrease) in net assets                 2,092,820       2,687,121        919,001
Net assets at beginning of period                                 -               -              -
                                                      -------------   -------------  -------------
Net assets at end of period                               2,092,820       2,687,121        919,001
                                                      =============   =============  =============

(a) For the period from January 1, 2004 to November 19, 2004.
(b) For the period from May 3, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                   Met Investors
                                                     ---------------------------------------------------------------------------
                                                      Oppenheimer        PIMCO                         PIMCO          PIMCO
                                                        Capital        Inflation        Money      Total Return    Total Return
                                                      Appreciation   Protected Bond    Market          Bond            Bond
                                                      Portfolio B     Portfolio B    Portfolio B   Portfolio (b)   Portfolio B
                                                     --------------  -------------- -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $      275,022        491,590       (105,147)         2,385      1,402,742
  Net realized gain (loss)                                1,466,073        457,736              -         (2,751)         1,615
  Change in unrealized appreciation (depreciation)         (848,736)       147,725              -         33,857       (601,994)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             892,359      1,097,051       (105,147)        33,491        802,363
                                                     --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                    -              -              -              -              -
  Payments received from contract owners                  5,763,382      5,824,012      7,336,779              -      6,722,289
  Transfers between sub-accounts (including fixed
   account), net                                         (1,247,575)    (2,084,647)    (7,042,492)     5,333,820      3,640,137
  Transfers for contract benefits and terminations         (617,785)      (634,879)      (773,391)       (76,543)    (1,228,260)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                3,898,022      3,104,486       (479,104)     5,257,277      9,134,166
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                 4,790,381      4,201,537       (584,251)     5,290,768      9,936,529
Net assets at beginning of period                        13,019,205     10,284,944      9,900,783              -     22,410,077
                                                     --------------  -------------  -------------  -------------  -------------
Net assets at end of period                          $   17,809,586     14,486,481      9,316,532      5,290,768     32,346,606
                                                     ==============  =============  =============  =============  =============

                                                     -----------------------------
                                                                    T Rowe Price
                                                       PIMCO PEA       Mid Cap
                                                      Innovation       Growth
                                                      Portfolio B   Portfolio (b)
                                                     -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (22,345)       (23,014)
  Net realized gain (loss)                                 125,899          9,847
  Change in unrealized appreciation (depreciation)         (79,632)       320,841
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             23,922        307,674
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -
  MetLife Investors Insurance Company of California
   redemptions                                                   -              -
  Payments received from contract owners                   519,833          6,421
  Transfers between sub-accounts (including fixed
   account), net                                           (32,994)     2,105,579
  Transfers for contract benefits and terminations         (48,763)       (66,363)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 438,076      2,045,637
                                                     -------------  -------------
    Net increase (decrease) in net assets                  461,998      2,353,311
Net assets at beginning of period                          947,254              -
                                                     -------------  -------------
Net assets at end of period                              1,409,252      2,353,311
                                                     =============  =============

(b) For the period from May 3, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                   Met Investors
                                                     ----------------------------------------------------------------------------
                                                      T Rowe Price       Turner           MFS            MFS            AIM
                                                        Mid Cap          Mid-Cap       Research       Research       Small Cap
                                                         Growth          Growth      International  International     Growth
                                                      Portfolio B    Portfolio B (b)   Portfolio     Portfolio B    Portfolio B
                                                     --------------  --------------- -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $     (167,472)        (23,900)       (58,105)      (132,626)      (130,212)
  Net realized gain (loss)                                  596,256         160,483        310,180        891,400        769,867
  Change in unrealized appreciation (depreciation)          997,791         197,573        612,915      1,318,202       (114,878)
                                                     --------------   -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           1,426,575         334,156        864,990      2,076,976        524,777
                                                     --------------   -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -               -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                    -               -              -              -              -
  Payments received from contract owners                  2,752,323         554,212         79,642      3,147,063      2,553,485
  Transfers between sub-accounts (including fixed
   account), net                                         (1,299,281)        644,546        580,811      2,504,374     (1,535,174)
  Transfers for contract benefits and terminations         (307,410)        (37,548)      (935,548)      (311,588)      (253,697)
                                                     --------------   -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                1,145,632       1,161,210       (275,095)     5,339,849        764,614
                                                     --------------   -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                 2,572,207       1,495,366        589,895      7,416,825      1,289,391
Net assets at beginning of period                         8,293,628               -      4,892,038      4,344,603      5,608,873
                                                     --------------   -------------  -------------  -------------  -------------
Net assets at end of period                          $   10,865,835       1,495,366      5,481,933     11,761,428      6,898,264
                                                     ==============   =============  =============  =============  =============

                                                     -----------------------------
                                                          AIM          Harris
                                                        Mid Cap        Oakmark
                                                      Core Equity   International
                                                      Portfolio B    Portfolio B
                                                     -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (79,477)      (180,199)
  Net realized gain (loss)                                 425,791      1,556,081
  Change in unrealized appreciation (depreciation)         157,060        669,795
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            503,374      2,045,677
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -
  MetLife Investors Insurance Company of California
   redemptions                                                   -              -
  Payments received from contract owners                 1,535,437      4,407,476
  Transfers between sub-accounts (including fixed
   account), net                                        (1,967,890)    (2,270,308)
  Transfers for contract benefits and terminations        (205,209)      (289,427)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (637,662)     1,847,741
                                                     -------------  -------------
    Net increase (decrease) in net assets                 (134,288)     3,893,418
Net assets at beginning of period                        4,326,284      6,499,723
                                                     -------------  -------------
Net assets at end of period                              4,191,996     10,393,141
                                                     =============  =============

(b) For the period from May 3, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                           Met Investors
                                                     --------------------------------------------------------------------------
                                                      Third Avenue     Defensive       Moderate      Balance         Growth
                                                       Small Cap        Strategy       Strategy      Strategy       Strategy
                                                         Value          Fund of        Fund of       Fund of        Fund of
                                                      Portfolio B      Fund B (c)     Fund B (c)    Fund B (c)     Fund B (c)
                                                     --------------  -------------  -------------  ------------- -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $      (45,412)        46,262        100,594        283,600       192,226
  Net realized gain (loss)                                1,566,896             67             61             35            62
  Change in unrealized appreciation (depreciation)          731,562        (11,140)         2,245        261,782       571,750
                                                     --------------  -------------  -------------  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                           2,253,046         35,189        102,900        545,417       764,038
                                                     --------------  -------------  -------------  ------------- -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -             -
  MetLife Investors Insurance Company of California
   redemptions                                                    -              -              -              -             -
  Payments received from contract owners                  3,550,138        154,661        508,512      1,406,112     2,394,025
  Transfers between sub-accounts (including fixed
   account), net                                         (3,732,602)     2,572,076      7,210,752     30,437,103    33,770,768
  Transfers for contract benefits and terminations         (334,453)        (1,264)        (2,078)             -      (496,740)
                                                     --------------  -------------  -------------  ------------- -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (516,917)     2,725,473      7,717,186     31,843,215    35,668,053
                                                     --------------  -------------  -------------  ------------- -------------
    Net increase (decrease) in net assets                 1,736,129      2,760,662      7,820,086     32,388,632    36,432,091
Net assets at beginning of period                         7,472,493              -              -              -             -
                                                     --------------  -------------  -------------  ------------- -------------
Net assets at end of period                          $    9,208,622      2,760,662      7,820,086     32,388,632    36,432,091
                                                     ==============  =============  =============  ============= =============

                                                                       Russell
                                                     -------------- -------------
                                                       Aggressive
                                                        Strategy     Multi-Style
                                                        Fund of        Equity
                                                       Fund B (c)       Fund
                                                     -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               4,547        (25,079)
  Net realized gain (loss)                                     105       (173,819)
  Change in unrealized appreciation (depreciation)         106,540        489,470
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            111,192        290,572
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -
  MetLife Investors Insurance Company of California
   redemptions                                                   -              -
  Payments received from contract owners                   940,325          1,780
  Transfers between sub-accounts (including fixed
   account), net                                         3,683,841          5,589
  Transfers for contract benefits and terminations         (11,433)      (696,958)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               4,612,733       (689,589)
                                                     -------------  -------------
    Net increase (decrease) in net assets                4,723,925       (399,017)
Net assets at beginning of period                                -      4,185,445
                                                     -------------  -------------
Net assets at end of period                              4,723,925      3,786,428
                                                     =============  =============

(c) For the period from November 22, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                               Russell
                                                     -----------------------------------------------------------  --------------
                                                                                                        Real
                                                       Aggressive                        Core          Estate        Premier
                                                         Equity          Non-US          Bond        Securities      Equity
                                                          Fund            Fund           Fund           Fund          Fund
                                                     --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $      (10,586)         7,996         66,815          5,113        (17,719)
  Net realized gain (loss)                                   54,391        (43,923)        47,145         57,467     (1,598,056)
  Change in unrealized appreciation (depreciation)           54,442        311,745        (25,799)        58,874      1,532,930
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              98,247        275,818         88,161        121,454        (82,845)
                                                     --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                    -              -              -              -              -
  Payments received from contract owners                        232            818            400            170            750
  Transfers between sub-accounts (including fixed
   account), net                                            (62,450)      (153,644)        38,634        (31,196)    (3,558,799)
  Transfers for contract benefits and terminations         (154,747)      (371,978)      (955,832)       (53,560)      (126,411)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (216,965)      (524,804)      (916,798)       (84,586)    (3,684,460)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                  (118,718)      (248,986)      (828,637)        36,868     (3,767,305)
Net assets at beginning of period                           945,073      2,099,725      3,598,101        399,085      3,868,624
                                                     --------------  -------------  -------------  -------------  -------------
Net assets at end of period                          $      826,355      1,850,739      2,769,464        435,953        101,319
                                                     ==============  =============  =============  =============  =============

                                                           AIM
                                                     -----------------------------

                                                        Premier        Capital
                                                         Equity      Appreciation
                                                       Fund B (d)        Fund
                                                     -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              (1,334)       (34,143)
  Net realized gain (loss)                                  59,977       (133,904)
  Change in unrealized appreciation (depreciation)         (68,369)       287,068
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             (9,726)       119,021
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -
  MetLife Investors Insurance Company of California
   redemptions                                                   -              -
  Payments received from contract owners                     7,500         57,541
  Transfers between sub-accounts (including fixed
   account), net                                          (389,436)      (172,049)
  Transfers for contract benefits and terminations          (3,225)      (186,947)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (385,161)      (301,455)
                                                     -------------  -------------
    Net increase (decrease) in net assets                 (394,887)      (182,434)
Net assets at beginning of period                          394,887      2,638,175
                                                     -------------  -------------
Net assets at end of period                                      -      2,455,741
                                                     =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                          AIM
                                                     --------------------------------------------  --------------

                                                        Capital      International  International     Premier
                                                      Appreciation      Growth         Growth         Growth
                                                         Fund B          Fund          Fund B      Portfolio (d)
                                                     --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $       (1,569)        (2,977)          (757)       (10,753)
  Net realized gain (loss)                                      974        (19,362)         1,442     (1,070,021)
  Change in unrealized appreciation (depreciation)            5,795         95,989         16,248      1,029,254
                                                     --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                               5,200         73,650         16,933        (51,520)
                                                     --------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                    -              -              -              -
  Payments received from contract owners                        361          2,500         28,925            935
  Transfers between sub-accounts (including fixed
   account), net                                             (4,658)       (66,303)           865     (2,166,047)
  Transfers for contract benefits and terminations             (459)       (79,143)        (3,588)      (119,431)
                                                     --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                   (4,756)      (142,946)        26,202     (2,284,543)
                                                     --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                       444        (69,296)        43,135     (2,336,063)
Net assets at beginning of period                           115,444        409,169         54,797      2,336,063
                                                     --------------  -------------  -------------  -------------
Net assets at end of period                          $      115,888        339,873         97,932              -
                                                     ==============  =============  =============  =============

                                                                 Alliance
                                                     ---------------------------------------------
                                                                       Bernstein      Bernstein
                                                         Premier      Real Estate    Real Estate
                                                         Growth       Investment     Investment
                                                     Portfolio B (d)   Portfolio     Portfolio B
                                                     --------------- -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              (42,139)         6,382         31,787
  Net realized gain (loss)                                  225,118        107,239        182,916
  Change in unrealized appreciation (depreciation)         (419,108)       122,512      1,067,300
                                                      -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            (236,129)       236,133      1,282,003
                                                      -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                    -              -              -
  Payments received from contract owners                    738,051             25        713,066
  Transfers between sub-accounts (including fixed
   account), net                                         (8,038,502)      (107,827)         7,974
  Transfers for contract benefits and terminations         (159,652)      (121,945)      (200,176)
                                                      -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               (7,460,103)      (229,747)       520,864
                                                      -------------  -------------  -------------
    Net increase (decrease) in net assets                (7,696,232)         6,386      1,802,867
Net assets at beginning of period                         7,696,232        870,581      3,395,913
                                                      -------------  -------------  -------------
Net assets at end of period                                       -        876,967      5,198,780
                                                      =============  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                Alliance                Liberty             Goldman Sachs
                                                     ------------------------------  -------------  ----------------------------
                                                        Bernstein                       Newport         Growth
                                                          Small         Bernstein     Tiger Fund,         &        International
                                                           Cap            Value        Variable         Income        Equity
                                                     Portfolio B (d) Portfolio B (d)  Series (d)       Fund (d)      Fund (d)
                                                     --------------- --------------- -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $       (1,123)           (346)          (385)          (998)        (1,119)
  Net realized gain (loss)                                   63,990          13,607         (2,505)        (2,253)       (49,672)
  Change in unrealized appreciation (depreciation)          (60,051)        (13,420)         1,835          7,082         44,745
                                                     --------------   -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                               2,816            (159)        (1,055)         3,831         (6,046)
                                                     --------------   -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -               -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                    -               -              -              -              -
  Payments received from contract owners                          -               -              -              -              -
  Transfers between sub-accounts (including fixed
   account), net                                           (246,393)        (65,817)       (77,472)      (211,546)      (219,107)
  Transfers for contract benefits and terminations             (785)           (370)          (751)        (1,116)       (18,078)
                                                     --------------   -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (247,178)        (66,187)       (78,223)      (212,662)      (237,185)
                                                     --------------   -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                  (244,362)        (66,346)       (79,278)      (208,831)      (243,231)
Net assets at beginning of period                           244,362          66,346         79,278        208,831        243,231
                                                     --------------   -------------  -------------  -------------  -------------
Net assets at end of period                          $            -               -              -              -              -
                                                     ==============   =============  =============  =============  =============

                                                              Scudder II
                                                     ---------------------------
                                                        Dreman
                                                      High Return    Small Cap
                                                        Equity        Growth
                                                     Portfolio (d)   Portfolio
                                                     ------------- -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                   -        (2,765)
  Net realized gain (loss)                                       -       (12,456)
  Change in unrealized appreciation (depreciation)               -        31,981
                                                     ------------- -------------
    Net increase (decrease) in net assets from
     operations                                                  -        16,760
                                                     ------------- -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -             -
  MetLife Investors Insurance Company of California
   redemptions                                                   -             -
  Payments received from contract owners                         -             -
  Transfers between sub-accounts (including fixed
   account), net                                                 -       (13,912)
  Transfers for contract benefits and terminations               -        (3,357)
                                                     ------------- -------------
    Net increase (decrease) in net assets from
     contract transactions                                       -       (17,269)
                                                     ------------- -------------
    Net increase (decrease) in net assets                        -          (509)
Net assets at beginning of period                                -       200,052
                                                     ------------- -------------
Net assets at end of period                                      -       199,543
                                                     ============= =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                               Scudder II                                              MFS
                                                     -----------------------------  -------------------------------------------
                                                         Dreman
                                                        Small Cap      Government
                                                          Value        Securities       Bond         Research       Research
                                                        Portfolio      Portfolio     Series (d)     Series (d)    Series B (d)
                                                     --------------  -------------  ------------- -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $       (2,286)        12,530              -         3,764            190
  Net realized gain (loss)                                   54,162         10,082              -      (266,228)           867
  Change in unrealized appreciation (depreciation)           36,152        (11,466)             -       270,705           (570)
                                                     --------------  -------------  ------------- -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              88,028         11,146              -         8,241            487
                                                     --------------  -------------  ------------- -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -             -              -
  MetLife Investors Insurance Company of California
   redemptions                                                    -              -              -             -              -
  Payments received from contract owners                          -              -              -            80              -
  Transfers between sub-accounts (including fixed
   account), net                                            (20,232)       (88,341)             -      (648,042)       (42,871)
  Transfers for contract benefits and terminations          (30,913)      (227,409)             -       (35,197)          (100)
                                                     --------------  -------------  ------------- -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  (51,145)      (315,750)             -      (683,159)       (42,971)
                                                     --------------  -------------  ------------- -------------  -------------
    Net increase (decrease) in net assets                    36,883       (304,604)             -      (674,918)       (42,484)
Net assets at beginning of period                           395,599        719,149              -       674,918         42,484
                                                     --------------  -------------  ------------- -------------  -------------
Net assets at end of period                          $      432,482        414,545              -             -              -
                                                     ==============  =============  ============= =============  =============

                                                     -----------------------------

                                                        Emerging         Emerging
                                                         Growth           Growth
                                                       Series (d)      Series B (d)
                                                     -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              (2,433)            (157)
  Net realized gain (loss)                                (293,905)             783
  Change in unrealized appreciation (depreciation)         300,443             (519)
                                                     -------------    -------------
    Net increase (decrease) in net assets from
     operations                                              4,105              107
                                                     -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -                -
  MetLife Investors Insurance Company of California
   redemptions                                                   -                -
  Payments received from contract owners                         -            1,454
  Transfers between sub-accounts (including fixed
   account), net                                          (507,492)         (29,712)
  Transfers for contract benefits and terminations         (20,657)              (4)
                                                     -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                (528,149)         (28,262)
                                                     -------------    -------------
    Net increase (decrease) in net assets                 (524,044)         (28,155)
Net assets at beginning of period                          524,044           28,155
                                                     -------------    -------------
Net assets at end of period                                      -                -
                                                     =============    =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                        MFS
                                                     ---------------------------------------------------------------------------

                                                          High            High        Strategic      Strategic      Investors
                                                         Income          Income         Income         Income         Trust
                                                         Series         Series B      Series (d)    Series B (d)     Series
                                                     --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $       15,411        110,666          7,157         34,699        (10,206)
  Net realized gain (loss)                                    1,190         18,081          1,838        (13,571)       (32,827)
  Change in unrealized appreciation (depreciation)            9,089        152,635         (9,081)       (23,791)       165,156
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              25,690        281,382            (86)        (2,663)       122,123
                                                     --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                    -              -              -              -              -
  Payments received from contract owners                         25        646,285              -         22,539            435
  Transfers between sub-accounts (including fixed
   account), net                                            (69,916)       447,569       (149,425)      (687,225)       (31,350)
  Transfers for contract benefits and terminations         (109,969)      (208,766)        (5,865)        (7,185)      (207,501)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (179,860)       885,088       (155,290)      (671,871)      (238,416)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                  (154,170)     1,166,470       (155,376)      (674,534)      (116,293)
Net assets at beginning of period                           480,541      3,180,693        155,376        674,534      1,457,729
                                                     --------------  -------------  -------------  -------------  -------------
Net assets at end of period                          $      326,371      4,347,163              -              -      1,341,436
                                                     ==============  =============  =============  =============  =============

                                                     -----------------------------

                                                       Investors         New
                                                         Trust        Discovery
                                                       Series B        Series
                                                     -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (16,811)        (4,901)
  Net realized gain (loss)                                   6,107           (450)
  Change in unrealized appreciation (depreciation)         136,560         20,559
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            125,856         15,208
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -
  MetLife Investors Insurance Company of California
   redemptions                                                   -              -
  Payments received from contract owners                     5,300             25
  Transfers between sub-accounts (including fixed
   account), net                                          (149,542)         3,023
  Transfers for contract benefits and terminations        (167,715)       (57,159)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (311,957)       (54,111)
                                                     -------------  -------------
    Net increase (decrease) in net assets                 (186,101)       (38,903)
Net assets at beginning of period                        1,639,357        392,490
                                                     -------------  -------------
Net assets at end of period                              1,453,256        353,587
                                                     =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                           MFS                                                MetLife
                                                     --------------  -----------------------------------------------------------
                                                                                                       Harris
                                                           New           Davis          Davis         Oakmark       Jennison
                                                        Discovery       Venture        Venture        Focused        Growth
                                                        Series B      Value Fund A   Value Fund E   Value Fund B   Portfolio B
                                                     --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $      (65,140)        (1,007)      (331,247)      (234,933)      (180,664)
  Net realized gain (loss)                                   21,996            156      1,778,058      1,372,867        833,328
  Change in unrealized appreciation (depreciation)          317,403         14,308      1,491,967       (215,371)       204,268
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             274,259         13,457      2,938,778        922,563        856,932
                                                     --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                    -              -              -              -              -
  Payments received from contract owners                    720,865              -      8,593,764      4,336,765      3,631,751
  Transfers between sub-accounts (including fixed
   account), net                                            695,405         87,808        880,158     (5,176,417)    (2,240,307)
  Transfers for contract benefits and terminations         (215,764)        (4,436)      (757,370)      (356,121)      (262,259)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                1,200,506         83,372      8,716,552     (1,195,773)     1,129,185
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                 1,474,765         96,829     11,655,330       (273,210)     1,986,117
Net assets at beginning of period                         3,795,201         75,118     16,595,617     11,593,445      7,228,961
                                                     --------------  -------------  -------------  -------------  -------------
Net assets at end of period                          $    5,269,966        171,947     28,250,947     11,320,235      9,215,078
                                                     ==============  =============  =============  =============  =============

                                                     -----------------------------
                                                          MFS            MFS
                                                       Investors        Total
                                                         Trust          Return
                                                       Series B        Series A
                                                     -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (57,642)         5,771
  Net realized gain (loss)                                  85,885          2,666
  Change in unrealized appreciation (depreciation)         423,435         44,085
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            451,678         52,522
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -
  MetLife Investors Insurance Company of California
   redemptions                                                   -              -
  Payments received from contract owners                   584,928              -
  Transfers between sub-accounts (including fixed
   account), net                                            33,898        213,485
  Transfers for contract benefits and terminations        (174,872)       (28,247)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 443,954        185,238
                                                     -------------  -------------
    Net increase (decrease) in net assets                  895,632        237,760
Net assets at beginning of period                        4,476,643        367,173
                                                     -------------  -------------
Net assets at end of period                              5,372,275        604,933
                                                     =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                      MetLife
                                                     --------------------------------------------------------------
                                                          MFS           Capital        Capital         Franklin
                                                         Total         Guardian       Guardian        Templeton
                                                         Return       U.S. Equity    U.S. Equity   Small Cap Growth
                                                        Series B       Series A       Series B     Portfolio B (b)
                                                     --------------  -------------  -------------  ----------------
Increase (decrease) in net assets From operations:
  Net investment income (loss)                       $       27,412        (14,314)        (1,453)           (896)
  Net realized gain (loss)                                   34,883         10,354         54,357            (359)
  Change in unrealized appreciation (depreciation)          180,667        416,514        227,437          17,980
                                                     --------------  -------------  -------------   -------------
    Net increase (decrease) in net assets from
     operations                                             242,962        412,554        280,341          16,725
                                                     --------------  -------------  -------------   -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -               -
  MetLife Investors Insurance Company of California
   redemptions                                                    -              -              -               -
  Payments received from contract owners                    664,365          3,125        621,794          15,104
  Transfers between sub-accounts (including fixed
   account), net                                          1,176,504      9,936,870      2,588,941         108,261
  Transfers for contract benefits and terminations         (128,644)      (264,861)      (161,107)              -
                                                     --------------  -------------  -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                                1,712,225      9,675,134      3,049,628         123,365
                                                     --------------  -------------  -------------   -------------
    Net increase (decrease) in net assets                 1,955,187     10,087,688      3,329,969         140,090
Net assets at beginning of period                         1,243,330        133,905      1,257,030               -
                                                     --------------  -------------  -------------   -------------
Net assets at end of period                          $    3,198,517     10,221,593      4,586,999         140,090
                                                     ==============  =============  =============   =============

                                                     -------------------------------------------

                                                      Met/Putnam        MFS          Putnam
                                                        Voyager       Research    International
                                                      Portfolio B   Series B (d)     Stock B
                                                     -------------  ------------- -------------
Increase (decrease) in net assets From operations:
  Net investment income (loss)                              (4,111)             -        (4,352)
  Net realized gain (loss)                                   1,741              -        25,222
  Change in unrealized appreciation (depreciation)          33,265              -       230,238
                                                     -------------  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                             30,895              -       251,108
                                                     -------------  ------------- -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -             -
  MetLife Investors Insurance Company of California
   redemptions                                                   -              -             -
  Payments received from contract owners                   221,857              -        94,569
  Transfers between sub-accounts (including fixed
   account), net                                           278,756              -       207,799
  Transfers for contract benefits and terminations          (5,520)             -       (40,469)
                                                     -------------  ------------- -------------
    Net increase (decrease) in net assets from
     contract transactions                                 495,093              -       261,899
                                                     -------------  ------------- -------------
    Net increase (decrease) in net assets                  525,988              -       513,007
Net assets at beginning of period                          139,957              -     1,382,005
                                                     -------------  ------------- -------------
Net assets at end of period                                665,945              -     1,895,012
                                                     =============  ============= =============

(b) For the period from May 3, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                       MetLife
                                                     --------------------------------------------------------------
                                                      Salomon Bros    Salomon Bros
                                                        Strategic       Strategic          SSR            SSR
                                                          Bond            Bond           Aurora       Bond Income
                                                      Portfolio (b)  Portfolio B (b) Portfolio B (b) Portfolio (b)
                                                     --------------  --------------- --------------- -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $       (1,496)         (7,199)         (1,934)        (7,466)
  Net realized gain (loss)                                      743           2,150             407          1,580
  Change in unrealized appreciation (depreciation)           10,199          47,788          45,293         33,306
                                                     --------------   -------------   -------------  -------------
    Net increase (decrease) in net assets from
     operations                                               9,446          42,739          43,766         27,420
                                                     --------------   -------------   -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -               -               -              -
  MetLife Investors Insurance Company of California
   redemptions                                                    -               -               -              -
  Payments received from contract owners                          -          91,200         138,735              -
  Transfers between sub-accounts (including fixed
   account), net                                            175,248         739,816         220,653        856,130
  Transfers for contract benefits and terminations          (23,290)        (40,934)         (4,253)      (134,616)
                                                     --------------   -------------   -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  151,958         790,082         355,135        721,514
                                                     --------------   -------------   -------------  -------------
    Net increase (decrease) in net assets                   161,404         832,821         398,901        748,934
Net assets at beginning of period                                 -               -               -              -
                                                     --------------   -------------   -------------  -------------
Net assets at end of period                          $      161,404         832,821         398,901        748,934
                                                     ==============   =============   =============  =============

                                                     ---------------------------------------------
                                                           SSR
                                                          Bond         SSR Money        Stock
                                                         Income         Market          Index
                                                     Portfolio B (c)   Portfolio     Portfolio B
                                                     --------------- -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                 (132)        (6,799)       (79,042)
  Net realized gain (loss)                                        1              -        201,005
  Change in unrealized appreciation (depreciation)              406              -        596,249
                                                      -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                 275         (6,799)       718,212
                                                      -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                    -              -              -
  Payments received from contract owners                    142,776              -      3,225,585
  Transfers between sub-accounts (including fixed
   account), net                                             68,663         48,484        319,212
  Transfers for contract benefits and terminations             (131)      (582,783)      (550,222)
                                                      -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  211,308       (534,299)     2,994,575
                                                      -------------  -------------  -------------
    Net increase (decrease) in net assets                   211,583       (541,098)     3,712,787
Net assets at beginning of period                                 -      1,765,199      6,314,825
                                                      -------------  -------------  -------------
Net assets at end of period                                 211,583      1,224,101     10,027,612
                                                      =============  =============  =============

(b) For the period from May 3, 2004 to December 31, 2004.
(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                MetLife
                                                     -------------------------------------------------------------

                                                      T Rowe Price    T Rowe Price   T Rowe Price    T Rowe Price
                                                        Large Cap       Large Cap      Small Cap       Small Cap
                                                      Portfolio (b)  Portfolio B (b) Portfolio (b)  Portfolio B (b)
                                                     --------------  --------------- -------------  ---------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $       (8,357)         (9,212)        (4,309)         (7,338)
  Net realized gain (loss)                                    1,303             177         (3,316)         (2,621)
  Change in unrealized appreciation (depreciation)           93,611         150,397         38,923          66,899
                                                     --------------   -------------  -------------   -------------
    Net increase (decrease) in net assets from
     operations                                              86,557         141,362         31,298          56,940
                                                     --------------   -------------  -------------   -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -               -              -               -
  MetLife Investors Insurance Company of California
   redemptions                                                    -               -              -               -
  Payments received from contract owners                          -         432,193            160          10,413
  Transfers between sub-accounts (including fixed
   account), net                                            968,253       1,131,041        489,660         800,701
  Transfers for contract benefits and terminations          (38,631)         (9,004)       (39,295)        (30,624)
                                                     --------------   -------------  -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                                  929,622       1,554,230        450,525         780,490
                                                     --------------   -------------  -------------   -------------
    Net increase (decrease) in net assets                 1,016,179       1,695,592        481,823         837,430
Net assets at beginning of period                                 -               -              -               -
                                                     --------------   -------------  -------------   -------------
Net assets at end of period                          $    1,016,179       1,695,592        481,823         837,430
                                                     ==============   =============  =============   =============

                                                                     Oppenheimer
                                                     -------------------------------------------
                                                                     Main Street
                                                        Capital       Growth &          High
                                                      Appreciation     Income          Income
                                                          Fund        Fund (d)        Fund (d)
                                                     -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              (3,754)         1,478         12,724
  Net realized gain (loss)                                 (23,560)       (59,391)       (37,948)
  Change in unrealized appreciation (depreciation)          45,349         55,745         28,534
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             18,035         (2,168)         3,310
                                                     -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                   -              -              -
  Payments received from contract owners                       150          1,650              -
  Transfers between sub-accounts (including fixed
   account), net                                            (4,828)      (394,507)      (251,893)
  Transfers for contract benefits and terminations        (116,194)          (972)        (2,562)
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (120,872)      (393,829)      (254,455)
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets                 (102,837)      (395,997)      (251,145)
Net assets at beginning of period                          353,149        395,997        251,145
                                                     -------------  -------------  -------------
Net assets at end of period                                250,312              -              -
                                                     =============  =============  =============

(b) For the period from May 3, 2004 to December 31, 2004.
(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                              Oppenheimer                                             Putnam
                                                     -----------------------------  --------------------------------------------

                                                                       Strategic       Growth &       Growth &         New
                                                          Bond           Bond           Income         Income         Value
                                                        Fund (d)       Fund (d)          Fund          Fund B        Fund (d)
                                                     --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $       39,769          6,144          4,914             (5)           584
  Net realized gain (loss)                                  (19,571)         4,495        (28,636)        20,728         11,173
  Change in unrealized appreciation (depreciation)          (17,692)       (10,711)       136,777         42,454        (11,384)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                               2,506            (72)       113,055         63,177            373
                                                     --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                    -              -              -              -              -
  Payments received from contract owners                          -              -          1,200         60,298              -
  Transfers between sub-accounts (including fixed
   account), net                                           (896,738)      (132,025)      (137,027)       101,637        (98,779)
  Transfers for contract benefits and terminations         (120,712)        (4,392)      (196,832)       (36,644)           (39)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               (1,017,450)      (136,417)      (332,659)       125,291        (98,818)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                (1,014,944)      (136,489)      (219,604)       188,468        (98,445)
Net assets at beginning of period                         1,014,944        136,489      1,420,858        546,270         98,445
                                                     --------------  -------------  -------------  -------------  -------------
Net assets at end of period                          $            -              -      1,201,254        734,738              -
                                                     ==============  =============  =============  =============  =============

                                                     -----------------------------

                                                          New
                                                         Value          Vista
                                                       Fund B (d)       Fund
                                                     -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                 239         (6,011)
  Net realized gain (loss)                                  12,922        (57,033)
  Change in unrealized appreciation (depreciation)         (13,001)       131,814
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                160         68,770
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -
  MetLife Investors Insurance Company of California
   redemptions                                                   -              -
  Payments received from contract owners                         -            350
  Transfers between sub-accounts (including fixed
   account), net                                           (60,021)       (12,953)
  Transfers for contract benefits and terminations             (55)       (71,624)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (60,076)       (84,227)
                                                     -------------  -------------
    Net increase (decrease) in net assets                  (59,916)       (15,457)
Net assets at beginning of period                           59,916        466,427
                                                     -------------  -------------
Net assets at end of period                                      -        450,970
                                                     =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                               Putnam
                                                     ---------------------------------------------------------------------------
                                                                                                   International  International
                                                                     International  International       New            New
                                                         Vista          Growth         Equity      Opportunities  Opportunities
                                                         Fund B          Fund          Fund B        Fund (d)      Fund B (d)
                                                     --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $         (432)         3,934          2,329          1,287            171
  Net realized gain (loss)                                      121        (40,110)       167,806        (77,210)         6,960
  Change in unrealized appreciation (depreciation)            4,551        199,090        353,361         74,086         (7,591)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                               4,240        162,914        523,496         (1,837)          (460)
                                                     --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                    -              -              -              -              -
  Payments received from contract owners                          -            410         68,798              -            160
  Transfers between sub-accounts (including fixed
   account), net                                               (419)       (25,578)      (774,656)      (178,777)       (35,981)
  Transfers for contract benefits and terminations              (55)      (285,973)      (239,778)       (12,943)            (6)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                     (474)      (311,141)      (945,636)      (191,720)       (35,827)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                     3,766       (148,227)      (422,140)      (193,557)       (36,287)
Net assets at beginning of period                            25,675      1,308,543      4,476,082        193,557         36,287
                                                     --------------  -------------  -------------  -------------  -------------
Net assets at end of period                          $       29,441      1,160,316      4,053,942              -              -
                                                     ==============  =============  =============  =============  =============

                                                                      Templeton
                                                     -------------- -------------
                                                                        Global
                                                                        Income
                                                         Equity       Securities
                                                        Income B       Fund (d)
                                                     -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              (9,732)          (297)
  Net realized gain (loss)                                   8,897         15,655
  Change in unrealized appreciation (depreciation)         154,616        (16,787)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            153,781         (1,429)
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -
  MetLife Investors Insurance Company of California
   redemptions                                                   -              -
  Payments received from contract owners                   488,864              -
  Transfers between sub-accounts (including fixed
   account), net                                           817,056        (62,155)
  Transfers for contract benefits and terminations         (19,360)          (474)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               1,286,560        (62,629)
                                                     -------------  -------------
    Net increase (decrease) in net assets                1,440,341        (64,058)
Net assets at beginning of period                          298,872         64,058
                                                     -------------  -------------
Net assets at end of period                              1,739,213              -
                                                     =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                     Templeton
                                                     ---------------------------------------------------------------------------
                                                         Global
                                                         Income        Franklin        Franklin        Growth         Growth
                                                       Securities      Small Cap      Small Cap      Securities     Securities
                                                       Fund B (d)      Fund (d)       Fund B (d)        Fund          Fund B
                                                     --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $          (41)        (2,423)        (4,050)          (122)          (213)
  Net realized gain (loss)                                    2,228       (152,468)       104,907         (1,056)         4,633
  Change in unrealized appreciation (depreciation)           (2,381)       158,063       (101,010)        36,552         13,002
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                (194)         3,172           (153)        35,374         17,422
                                                     --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                    -              -              -              -              -
  Payments received from contract owners                          -          1,160         65,073            100              -
  Transfers between sub-accounts (including fixed
   account), net                                             (8,948)      (504,578)      (824,103)          (172)        (4,301)
  Transfers for contract benefits and terminations              (20)       (22,047)        (6,608)        (9,116)       (29,176)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                   (8,968)      (525,465)      (765,638)        (9,188)       (33,477)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                    (9,162)      (522,293)      (765,791)        26,186        (16,055)
Net assets at beginning of period                             9,162        522,293        765,791        247,358        135,930
                                                     --------------  -------------  -------------  -------------  -------------
Net assets at end of period                          $            -              -              -        273,544        119,875
                                                     ==============  =============  =============  =============  =============

                                                     -----------------------------

                                                        Foreign          Foreign
                                                       Securities       Securities
                                                          Fund            Fund B
                                                     -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              (1,866)          (6,790)
  Net realized gain (loss)                                 (22,706)          16,173
  Change in unrealized appreciation (depreciation)         141,718          342,684
                                                     -------------    -------------
    Net increase (decrease) in net assets from
     operations                                            117,146          352,067
                                                     -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -                -
  MetLife Investors Insurance Company of California
   redemptions                                                   -                -
  Payments received from contract owners                         -          767,021
  Transfers between sub-accounts (including fixed
   account), net                                           (25,845)         803,926
  Transfers for contract benefits and terminations        (137,847)         (80,101)
                                                     -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                (163,692)       1,490,846
                                                     -------------    -------------
    Net increase (decrease) in net assets                  (46,546)       1,842,913
Net assets at beginning of period                          790,794        1,009,159
                                                     -------------    -------------
Net assets at end of period                                744,248        2,852,072
                                                     =============    =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                             Templeton
                                                     --------------------------------------------------------------
                                                       Developing      Developing       Mutual         Mutual
                                                        Markets         Markets         Shares         Shares
                                                       Securities      Securities     Securities     Securities
                                                          Fund           Fund B        Fund (d)      Fund B (d)
                                                     --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $        1,891          8,215         (1,987)        (8,383)
  Net realized gain (loss)                                   29,767         76,809         37,049        182,622
  Change in unrealized appreciation (depreciation)           54,718        538,312        (29,885)      (155,156)
                                                     --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              86,376        623,336          5,177         19,083
                                                     --------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                    -              -              -              -
  Payments received from contract owners                         25        494,649              -         27,452
  Transfers between sub-accounts (including fixed
   account), net                                            (20,645)       184,784       (355,192)    (1,619,220)
  Transfers for contract benefits and terminations          (74,296)      (104,182)       (10,050)       (12,295)
                                                     --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  (94,916)       575,251       (365,242)    (1,604,063)
                                                     --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                    (8,540)     1,198,587       (360,065)    (1,584,980)
Net assets at beginning of period                           435,635      2,231,408        360,065      1,584,980
                                                     --------------  -------------  -------------  -------------
Net assets at end of period                          $      427,095      3,429,995              -              -
                                                     ==============  =============  =============  =============

                                                                                     Fidelity
                                                     ---------------------------   -------------
                                                     Franklin Large Franklin Large
                                                       Cap Growth     Cap Growth
                                                       Securities     Securities      Growth
                                                        Fund (d)      Fund B (d)     Portfolio
                                                     -------------- -------------- -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              (2,303)        (1,168)          (717)
  Net realized gain (loss)                                (131,861)        35,054        (18,414)
  Change in unrealized appreciation (depreciation)         141,408        (33,658)        19,018
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              7,244            228           (113)
                                                     -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                   -              -              -
  Payments received from contract owners                         -              -          1,220
  Transfers between sub-accounts (including fixed
   account), net                                          (416,424)      (315,853)       (17,002)
  Transfers for contract benefits and terminations        (188,348)        (6,454)       (19,102)
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (604,772)      (322,307)       (34,884)
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets                 (597,528)      (322,079)       (34,997)
Net assets at beginning of period                          597,528        322,079         83,008
                                                     -------------  -------------  -------------
Net assets at end of period                                      -              -         48,011
                                                     =============  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                     Fidelity
                                                     ---------------------------------------------------------------------------

                                                                                       Growth        Growth &        Equity-
                                                         Growth        Contrafund   Opportunities     Income         Income
                                                       Portfolio B     Portfolio      Portfolio      Portfolio      Portfolio
                                                     --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $      (28,969)          (465)          (125)          (161)             4
  Net realized gain (loss)                                   18,832            236           (303)        (3,110)           (93)
  Change in unrealized appreciation (depreciation)          147,489          6,073          1,235          4,921          1,000
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             137,352          5,844            807          1,650            911
                                                     --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                    -              -              -              -              -
  Payments received from contract owners                  1,038,405            520              -          1,000              -
  Transfers between sub-accounts (including fixed
   account), net                                          1,544,018         (1,198)           109          1,667          3,614
  Transfers for contract benefits and terminations          (32,018)           (93)          (702)       (21,324)        (1,319)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                2,550,405           (771)          (593)       (18,657)         2,295
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                 2,687,757          5,073            214        (17,007)         3,206
Net assets at beginning of period                         1,001,797         42,071         14,210         61,320          7,843
                                                     --------------  -------------  -------------  -------------  -------------
Net assets at end of period                          $    3,689,554         47,144         14,424         44,313         11,049
                                                     ==============  =============  =============  =============  =============

                                                     -----------------------------

                                                        Equity-         High
                                                        Income         Income
                                                      Portfolio B    Portfolio B
                                                     -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              (1,580)         3,115
  Net realized gain (loss)                                   2,739          2,419
  Change in unrealized appreciation (depreciation)          31,402          1,150
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             32,561          6,684
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -
  MetLife Investors Insurance Company of California
   redemptions                                                   -              -
  Payments received from contract owners                    72,558         45,298
  Transfers between sub-accounts (including fixed
   account), net                                            63,228        (16,727)
  Transfers for contract benefits and terminations          (7,102)        (1,966)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 128,684         26,605
                                                     -------------  -------------
    Net increase (decrease) in net assets                  161,245         33,289
Net assets at beginning of period                          236,102         60,996
                                                     -------------  -------------
Net assets at end of period                                397,347         94,285
                                                     =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                   American Century
                                                     --------------------------------------------  ----------------

                                                        Income &                                       Stock
                                                         Growth      International      Value          Index
                                                        Fund (d)       Fund (d)        Fund (d)        Fund
                                                     --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $       57,294             49          8,515            240
  Net realized gain (loss)                                  739,505        (12,733)       267,256         (3,954)
  Change in unrealized appreciation (depreciation)         (760,611)        13,057       (225,917)        10,275
                                                     --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              36,188            373         49,854          6,561
                                                     --------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                    -              -              -              -
  Payments received from contract owners                     32,332              -            128              -
  Transfers between sub-accounts (including fixed
   account), net                                         (6,354,748)      (104,047)    (1,751,775)       (20,028)
  Transfers for contract benefits and terminations         (162,810)           (11)       (60,082)        (4,227)
                                                     --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               (6,485,226)      (104,058)    (1,811,729)       (24,255)
                                                     --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                (6,449,038)      (103,685)    (1,761,875)       (17,694)
Net assets at beginning of period                         6,449,038        103,685      1,761,875         87,605
                                                     --------------  -------------  -------------  -------------
Net assets at end of period                          $            -              -              -         69,911
                                                     ==============  =============  =============  =============

                                                               Dreyfus
                                                     -------------------------------------------

                                                         Stock       Disciplined     Disciplined
                                                         Index          Stock           Stock
                                                         Fund B     Portfolio (d)  Portfolio B (d)
                                                     -------------  -------------  ---------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                (765)           (93)           (180)
  Net realized gain (loss)                                   9,841         (4,489)         (3,535)
  Change in unrealized appreciation (depreciation)          23,056          4,399           3,030
                                                     -------------  -------------   -------------
    Net increase (decrease) in net assets from
     operations                                             32,132           (183)           (685)
                                                     -------------  -------------   -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -               -
  MetLife Investors Insurance Company of California
   redemptions                                                   -              -               -
  Payments received from contract owners                         -              -               -
  Transfers between sub-accounts (including fixed
   account), net                                           (11,350)       (16,541)        (37,013)
  Transfers for contract benefits and terminations         (78,364)        (4,212)         (1,430)
                                                     -------------  -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (89,714)       (20,753)        (38,443)
                                                     -------------  -------------   -------------
    Net increase (decrease) in net assets                  (57,582)       (20,936)        (39,128)
Net assets at beginning of period                          449,950         20,936          39,128
                                                     -------------  -------------   -------------
Net assets at end of period                                392,368              -               -
                                                     =============  =============   =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                 Dreyfus                        INVESCO
                                                     ------------------------------  ----------------------------  --------------

                                                         Capital         Capital                         High          High
                                                      Appreciation    Appreciation      Dynamics        Yield          Yield
                                                      Portfolio (d)  Portfolio B (d)    Fund (d)       Fund (d)      Portfolio
                                                     --------------  --------------- -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $         (795)         (9,488)       (12,613)        23,264         33,440
  Net realized gain (loss)                                   (9,375)        139,468        247,266        (45,347)        10,037
  Change in unrealized appreciation (depreciation)           10,960        (122,130)      (208,242)        24,906          9,188
                                                     --------------   -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                 790           7,850         26,411          2,823         52,665
                                                     --------------   -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -               -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                    -               -              -              -              -
  Payments received from contract owners                          -           1,284         13,462              -         61,921
  Transfers between sub-accounts (including fixed
   account), net                                           (178,463)     (1,841,594)    (2,469,991)      (213,832)        34,543
  Transfers for contract benefits and terminations           (1,796)        (17,521)       (72,848)        (1,600)       (19,026)
                                                     --------------   -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (180,259)     (1,857,831)    (2,529,377)      (215,432)        77,438
                                                     --------------   -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                  (179,469)     (1,849,981)    (2,502,966)      (212,609)       130,103
Net assets at beginning of period                           179,469       1,849,981      2,502,966        212,609        571,742
                                                     --------------   -------------  -------------  -------------  -------------
Net assets at end of period                          $            -               -              -              -        701,845
                                                     ==============   =============  =============  =============  =============

                                                          PIMCO
                                                     -----------------------------
                                                                      StocksPLUS
                                                          Low          Growth &
                                                       Duration         Income
                                                       Portfolio      Portfolio
                                                     -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                 (74)           699
  Net realized gain (loss)                                   4,472          1,727
  Change in unrealized appreciation (depreciation)          (2,070)        18,440
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              2,328         20,866
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -
  MetLife Investors Insurance Company of California
   redemptions                                                   -              -
  Payments received from contract owners                    80,000         21,390
  Transfers between sub-accounts (including fixed
   account), net                                           (34,066)        (2,482)
  Transfers for contract benefits and terminations         (18,256)        (1,653)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  27,678         17,255
                                                     -------------  -------------
    Net increase (decrease) in net assets                   30,006         38,121
Net assets at beginning of period                          531,388        208,115
                                                     -------------  -------------
Net assets at end of period                                561,394        246,236
                                                     =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                          PIMCO                  Scudder I
                                                     --------------    -----------------------------

                                                          Total
                                                         Return        International   International
                                                        Portfolio      Portfolio (d)  Portfolio B (d)      Total
                                                     --------------    -------------  ---------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $       29,638              796           4,531         750,661
  Net realized gain (loss)                                   49,912          (30,673)        105,798      18,570,162
  Change in unrealized appreciation (depreciation)           24,069           31,085         (99,635)     33,175,362
                                                     --------------    -------------   -------------   -------------
    Net increase (decrease) in net assets from
     operations                                             103,619            1,208          10,694      52,496,185
                                                     --------------    -------------   -------------   -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -                -               -               -
  MetLife Investors Insurance Company of California
   redemptions                                                    -                -               -               -
  Payments received from contract owners                      5,442                -             642     104,689,041
  Transfers between sub-accounts (including fixed
   account), net                                            260,022          (96,535)       (895,318)     46,442,336
  Transfers for contract benefits and terminations         (286,917)          (1,000)        (12,154)    (41,843,350)
                                                     --------------    -------------   -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                                  (21,453)         (97,535)       (906,830)    109,288,027
                                                     --------------    -------------   -------------   -------------
    Net increase (decrease) in net assets                    82,166          (96,327)       (896,136)    161,784,212
Net assets at beginning of period                         3,060,641           96,327         896,136     427,480,198
                                                     --------------    -------------   -------------   -------------
Net assets at end of period                          $    3,142,807                -               -     589,264,410
                                                     ==============    =============   =============   =============

See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                   Met Investors
                                                     --------------------------------------------------------------
                                                       Lord Abbett    Lord Abbett    Lord Abbett    Lord Abbett
                                                        Growth &       Growth &         Bond           Bond
                                                         Income         Income        Debenture      Debenture
                                                        Portfolio     Portfolio B     Portfolio     Portfolio B
                                                     --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $     (227,220)      (171,405)        35,946        124,565
  Net realized gain (loss)                                 (315,037)       (67,917)       (60,848)        55,229
  Change in unrealized appreciation (depreciation)       14,823,958      7,227,664      1,819,393      1,636,024
                                                     --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          14,281,701      6,988,342      1,794,491      1,815,818
                                                     --------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                    -         (1,188)             -         (1,489)
  Payments received from contract owners                    107,160     11,279,333         10,290      9,372,625
  Transfers between sub-accounts (including fixed
   account), net                                         14,352,640      7,435,445        559,269      3,629,649
  Transfers for contract benefits and terminations       (5,971,110)    (1,045,632)      (959,398)      (430,247)
                                                     --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                8,488,690     17,667,958       (389,839)    12,570,538
                                                     --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                22,770,391     24,656,300      1,404,652     14,386,356
Net assets at beginning of period                        39,226,156     15,041,093     10,183,297      5,894,005
                                                     --------------  -------------  -------------  -------------
Net assets at end of period                          $   61,996,547     39,697,393     11,587,949     20,280,361
                                                     ==============  =============  =============  =============

                                                     -------------------------------------------
                                                      Lord Abbett     Lord Abbett    Lord Abbett
                                                      Developing      Developing       Growth
                                                        Growth          Growth       Opportunity
                                                     Portfolio (e)  Portfolio B (e)   Portfolio
                                                     -------------  --------------- -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              (5,395)         (1,339)       (15,274)
  Net realized gain (loss)                                (682,529)        (71,062)        18,814
  Change in unrealized appreciation (depreciation)         690,391          75,255        394,407
                                                     -------------   -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              2,467           2,854        397,947
                                                     -------------   -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -               -              -
  MetLife Investors Insurance Company of California
   redemptions                                                 (50)           (611)          (171)
  Payments received from contract owners                       220             738            460
  Transfers between sub-accounts (including fixed
   account), net                                        (1,274,633)       (319,628)     1,327,291
  Transfers for contract benefits and terminations         (25,775)         (6,072)       (90,259)
                                                     -------------   -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              (1,300,238)       (325,573)     1,237,321
                                                     -------------   -------------  -------------
    Net increase (decrease) in net assets               (1,297,771)       (322,719)     1,635,268
Net assets at beginning of period                        1,297,771         322,719         95,545
                                                     -------------   -------------  -------------
Net assets at end of period                                      -               -      1,730,813
                                                     =============   =============  =============

(e) For the period from January 1, 2003 to April 25, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                    Met Investors
                                                     ----------------------------------------------------------------------------
                                                       Lord Abbett    Lord Abbett    Lord Abbett     Lord Abbett       Janus
                                                         Growth         Mid-Cap        Mid-Cap        America's     Aggressive
                                                       Opportunity       Value          Value           Value         Growth
                                                       Portfolio B     Portfolio     Portfolio B   Portfolio B (f)  Portfolio B
                                                     --------------  -------------  -------------  --------------- -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $      (16,552)       (30,295)       (31,906)          6,470        (45,407)
  Net realized gain (loss)                                   (8,380)       110,895         92,377           4,592         29,184
  Change in unrealized appreciation (depreciation)          426,875        916,436      1,313,408          37,186        764,842
                                                     --------------  -------------  -------------   -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             401,943        997,036      1,373,879          48,248        748,619
                                                     --------------  -------------  -------------   -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -               -              -
  MetLife Investors Insurance Company of California
   redemptions                                                 (646)          (169)          (534)            (54)          (963)
  Payments received from contract owners                    177,641          5,465      1,200,779          59,857      3,052,412
  Transfers between sub-accounts (including fixed
   account), net                                            610,910        213,713      1,752,702         431,027        801,231
  Transfers for contract benefits and terminations          (88,715)      (463,400)      (188,658)         (3,337)       (83,315)
                                                     --------------  -------------  -------------   -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  699,190       (244,391)     2,764,289         487,493      3,769,365
                                                     --------------  -------------  -------------   -------------  -------------
    Net increase (decrease) in net assets                 1,101,133        752,645      4,138,168         535,741      4,517,984
Net assets at beginning of period                           759,836      4,375,119      3,882,413               -        902,976
                                                     --------------  -------------  -------------   -------------  -------------
Net assets at end of period                          $    1,860,969      5,127,764      8,020,581         535,741      5,420,960
                                                     ==============  =============  =============   =============  =============

                                                     ------------------------------
                                                       JP Morgan       JP Morgan
                                                       Enhanced        Enhanced
                                                         Index           Index
                                                     Portfolio (e)  Portfolio B (e)
                                                     -------------  ---------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             140,446           2,921
  Net realized gain (loss)                              (6,668,012)        (86,724)
  Change in unrealized appreciation (depreciation)       6,830,892          92,465
                                                     -------------   -------------
    Net increase (decrease) in net assets from
     operations                                            303,326           8,662
                                                     -------------   -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -               -
  MetLife Investors Insurance Company of California
   redemptions                                                 (63)           (579)
  Payments received from contract owners                     8,000           7,640
  Transfers between sub-accounts (including fixed
   account), net                                       (14,039,929)       (361,536)
  Transfers for contract benefits and terminations        (470,607)        (20,719)
                                                     -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                             (14,502,599)       (375,194)
                                                     -------------   -------------
    Net increase (decrease) in net assets              (14,199,273)       (366,532)
Net assets at beginning of period                       14,199,273         366,532
                                                     -------------   -------------
Net assets at end of period                                      -               -
                                                     =============   =============

(e) For the period from January 1, 2003 to April 25, 2003.
(f) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                   Met Investors
                                                     ----------------------------------------------------------------------------
                                                        JP Morgan       JP Morgan      JP Morgan      JP Morgan      JP Morgan
                                                      International   International     Quality        Quality        Select
                                                         Equity          Equity          Bond           Bond          Equity
                                                      Portfolio (e)  Portfolio B (e)   Portfolio     Portfolio B     Portfolio
                                                     --------------  --------------- -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $       16,995             189        163,956        137,369        (79,849)
  Net realized gain (loss)                               (3,204,051)        (11,383)       164,269         14,545       (568,394)
  Change in unrealized appreciation (depreciation)        2,988,768           8,803       (146,382)       (72,365)     3,404,551
                                                     --------------   -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            (198,288)         (2,391)       181,843         79,549      2,756,308
                                                     --------------   -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -               -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                  (51)           (568)          (126)          (766)           (80)
  Payments received from contract owners                      4,400               -         13,000      1,097,715         30,016
  Transfers between sub-accounts (including fixed
   account), net                                         (4,272,516)        (51,576)      (843,718)     1,235,969       (443,472)
  Transfers for contract benefits and terminations         (253,827)            (16)      (755,774)      (385,341)      (969,001)
                                                     --------------   -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               (4,521,994)        (52,160)    (1,586,618)     1,947,577     (1,382,537)
                                                     --------------   -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                (4,720,282)        (54,551)    (1,404,775)     2,027,126      1,373,771
Net assets at beginning of period                         4,720,282          54,551      8,114,649      2,818,394      9,657,933
                                                     --------------   -------------  -------------  -------------  -------------
Net assets at end of period                          $            -               -      6,709,874      4,845,520     11,031,704
                                                     ==============   =============  =============  =============  =============

                                                     -----------------------------
                                                       JP Morgan      JP Morgan
                                                        Select        Small Cap
                                                        Equity          Stock
                                                      Portfolio B     Portfolio
                                                     -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              (4,667)       (71,901)
  Net realized gain (loss)                                 (14,681)      (258,357)
  Change in unrealized appreciation (depreciation)         168,116      1,563,694
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            148,768      1,233,436
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -
  MetLife Investors Insurance Company of California
   redemptions                                                (593)           (60)
  Payments received from contract owners                    11,428         25,016
  Transfers between sub-accounts (including fixed
   account), net                                            (9,385)      (240,516)
  Transfers for contract benefits and terminations         (28,573)      (477,471)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (27,123)      (693,031)
                                                     -------------  -------------
    Net increase (decrease) in net assets                  121,645        540,405
Net assets at beginning of period                          495,974      5,209,791
                                                     -------------  -------------
Net assets at end of period                                617,619      5,750,196
                                                     =============  =============

(e) For the period from January 1, 2003 to April 25, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                   Met Investors
                                                     ----------------------------------------------------------------------------
                                                       Met/Putnam                    Oppenheimer        PIMCO          PIMCO
                                                         Capital      Met/Putnam       Capital        Inflation        Money
                                                      Opportunities    Research      Appreciation  Protected Bond     Market
                                                       Portfolio B    Portfolio B    Portfolio B   Portfolio B (f)  Portfolio B
                                                     --------------  -------------  -------------  --------------- -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $       (4,374)       (21,699)      (108,494)        (31,138)      (122,205)
  Net realized gain (loss)                                   (3,742)          (810)         5,834         184,685             (5)
  Change in unrealized appreciation (depreciation)           92,368        312,262      1,797,647          28,988              -
                                                     --------------  -------------  -------------   -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              84,252        289,753      1,694,987         182,535       (122,210)
                                                     --------------  -------------  -------------   -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -               7              -
  MetLife Investors Insurance Company of California
   redemptions                                                 (742)        (1,036)          (940)              -         (1,389)
  Payments received from contract owners                      1,249      1,122,894      5,960,618       6,313,133      8,137,861
  Transfers between sub-accounts (including fixed
   account), net                                              5,029        372,331      2,863,101       3,870,254     (3,693,019)
  Transfers for contract benefits and terminations           (2,675)       (36,526)      (137,441)        (80,985)      (450,964)
                                                     --------------  -------------  -------------   -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                    2,861      1,457,663      8,685,338      10,102,409      3,992,489
                                                     --------------  -------------  -------------   -------------  -------------
    Net increase (decrease) in net assets                    87,113      1,747,416     10,380,325      10,284,944      3,870,279
Net assets at beginning of period                           310,241        650,806      2,638,880               -      6,030,504
                                                     --------------  -------------  -------------   -------------  -------------
Net assets at end of period                          $      397,354      2,398,222     13,019,205      10,284,944      9,900,783
                                                     ==============  =============  =============   =============  =============

                                                     -----------------------------
                                                         PIMCO
                                                      Total Return      PIMCO
                                                          Bond       Innovation
                                                      Portfolio B    Portfolio B
                                                     -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              (3,424)       (10,563)
  Net realized gain (loss)                                 297,849         23,139
  Change in unrealized appreciation (depreciation)          46,621        217,532
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            341,046        230,108
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -
  MetLife Investors Insurance Company of California
   redemptions                                              (1,322)          (835)
  Payments received from contract owners                11,192,085        314,237
  Transfers between sub-accounts (including fixed
   account), net                                         4,608,299        161,634
  Transfers for contract benefits and terminations        (727,015)       (13,680)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              15,072,047        461,356
                                                     -------------  -------------
    Net increase (decrease) in net assets               15,413,093        691,464
Net assets at beginning of period                        6,996,984        255,790
                                                     -------------  -------------
Net assets at end of period                             22,410,077        947,254
                                                     =============  =============

(f) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                   Met Investors
                                                     --------------------------------------------------------------
                                                      T Rowe Price        MFS            MFS            AIM
                                                        Mid Cap        Research       Research       Small Cap
                                                         Growth      International  International     Growth
                                                      Portfolio B    Portfolio (g)   Portfolio B    Portfolio B
                                                     --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $      (66,605)       (20,896)       (17,826)       (53,024)
  Net realized gain (loss)                                   22,773         70,571           (392)         3,675
  Change in unrealized appreciation (depreciation)        1,265,069      1,216,204        798,391      1,031,439
                                                     --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           1,221,237      1,265,879        780,173        982,090
                                                     --------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                               (1,248)             -         (1,487)        (1,432)
  Payments received from contract owners                  3,982,763         10,014      1,904,801      2,388,114
  Transfers between sub-accounts (including fixed
   account), net                                          1,960,624      4,023,736        310,276        950,214
  Transfers for contract benefits and terminations         (110,229)      (407,591)       (53,213)       (90,078)
                                                     --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                5,831,910      3,626,159      2,160,377      3,246,818
                                                     --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                 7,053,147      4,892,038      2,940,550      4,228,908
Net assets at beginning of period                         1,240,481              -      1,404,053      1,379,965
                                                     --------------  -------------  -------------  -------------
Net assets at end of period                          $    8,293,628      4,892,038      4,344,603      5,608,873
                                                     ==============  =============  =============  =============

                                                     ------------------------------------------
                                                          AIM          Harris       Third Avenue
                                                        Mid Cap        Oakmark       Small Cap
                                                      Core Equity   International      Value
                                                      Portfolio B    Portfolio B    Portfolio B
                                                     -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              (4,057)         1,915        (39,302)
  Net realized gain (loss)                                   6,480         30,016        117,980
  Change in unrealized appreciation (depreciation)         556,478      1,095,804      1,174,473
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            558,901      1,127,735      1,253,151
                                                     -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                              (1,441)        (1,286)        (1,325)
  Payments received from contract owners                 1,740,177      3,173,999      3,801,458
  Transfers between sub-accounts (including fixed
   account), net                                         1,289,823      1,659,920      1,796,785
  Transfers for contract benefits and terminations         (56,947)       (52,816)       (54,059)
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               2,971,612      4,779,817      5,542,859
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets                3,530,513      5,907,552      6,796,010
Net assets at beginning of period                          795,771        592,171        676,483
                                                     -------------  -------------  -------------
Net assets at end of period                              4,326,284      6,499,723      7,472,493
                                                     =============  =============  =============

(g) For the period from April 25, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                          GACC                                        Russell
                                                     --------------  -----------------------------------------------------------

                                                         Money        Multi-Style     Aggressive                       Core
                                                         Market         Equity          Equity         Non-US          Bond
                                                        Fund (a)         Fund            Fund           Fund           Fund
                                                     --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $       (4,289)       (24,492)       (10,426)        22,544         77,906
  Net realized gain (loss)                                  (15,883)      (171,833)       (11,471)       (75,980)        83,546
  Change in unrealized appreciation (depreciation)           17,426      1,095,689        318,570        629,639          1,995
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              (2,746)       899,364        296,673        576,203        163,447
                                                     --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                 (109)             -              -              -              -
  Payments received from contract owners                        150          1,660            216            764            400
  Transfers between sub-accounts (including fixed
   account), net                                         (3,035,980)       115,924        (21,642)         4,100         21,164
  Transfers for contract benefits and terminations         (301,019)      (299,532)       (48,993)      (123,190)      (154,843)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               (3,336,958)      (181,948)       (70,419)      (118,326)      (133,279)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                (3,339,704)       717,416        226,254        457,877         30,168
Net assets at beginning of period                         3,339,704      3,468,029        718,819      1,641,848      3,567,933
                                                     --------------  -------------  -------------  -------------  -------------
Net assets at end of period                          $            -      4,185,445        945,073      2,099,725      3,598,101
                                                     ==============  =============  =============  =============  =============

                                                                         AIM
                                                     -------------- -------------
                                                          Real
                                                         Estate        Premier
                                                       Securities      Equity
                                                          Fund          Fund
                                                     -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              13,168        (39,538)
  Net realized gain (loss)                                   6,534       (424,028)
  Change in unrealized appreciation (depreciation)          84,237      1,236,860
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            103,939        773,294
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -
  MetLife Investors Insurance Company of California
   redemptions                                                   -           (438)
  Payments received from contract owners                       160          6,844
  Transfers between sub-accounts (including fixed
   account), net                                            (9,086)      (318,390)
  Transfers for contract benefits and terminations         (22,603)      (289,145)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (31,529)      (601,129)
                                                     -------------  -------------
    Net increase (decrease) in net assets                   72,410        172,165
Net assets at beginning of period                          326,675      3,696,459
                                                     -------------  -------------
Net assets at end of period                                399,085      3,868,624
                                                     =============  =============

(a) For the period from January 1, 2003 to April 25, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                         AIM
                                                     --------------------------------------------------------------------------

                                                         Premier        Capital        Capital     International  International
                                                         Equity       Appreciation   Appreciation     Growth         Growth
                                                         Fund B           Fund          Fund B         Fund          Fund B
                                                     --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $       (2,343)       (33,355)          (750)        (3,485)          (394)
  Net realized gain (loss)                                      757       (285,834)            98        (38,519)           178
  Change in unrealized appreciation (depreciation)           73,923        911,645         15,239        137,039         10,003
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              72,337        592,456         14,587         95,035          9,787
                                                     --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                 (692)          (493)          (372)          (540)          (355)
  Payments received from contract owners                          -          3,846         31,313          2,500              -
  Transfers between sub-accounts (including fixed
   account), net                                            156,390       (119,745)        49,462         (1,109)        31,697
  Transfers for contract benefits and terminations           (3,932)      (208,149)          (128)       (71,561)            (1)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  151,766       (324,541)        80,275        (70,710)        31,341
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                   224,103        267,915         94,862         24,325         41,128
Net assets at beginning of period                           170,784      2,370,260         20,582        384,844         13,669
                                                     --------------  -------------  -------------  -------------  -------------
Net assets at end of period                          $      394,887      2,638,175        115,444        409,169         54,797
                                                     ==============  =============  =============  =============  =============

                                                               Alliance
                                                     ----------------------------

                                                        Premier        Premier
                                                        Growth         Growth
                                                       Portfolio     Portfolio B
                                                     -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (31,555)       (80,990)
  Net realized gain (loss)                                (242,531)        (2,746)
  Change in unrealized appreciation (depreciation)         715,644      1,163,243
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            441,558      1,079,507
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -
  MetLife Investors Insurance Company of California
   redemptions                                                   -            (74)
  Payments received from contract owners                     5,430      1,352,966
  Transfers between sub-accounts (including fixed
   account), net                                          (106,287)     2,237,371
  Transfers for contract benefits and terminations        (208,436)      (149,081)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (309,293)     3,441,182
                                                     -------------  -------------
    Net increase (decrease) in net assets                  132,265      4,520,689
Net assets at beginning of period                        2,203,798      3,175,543
                                                     -------------  -------------
Net assets at end of period                              2,336,063      7,696,232
                                                     =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                               Alliance                              Liberty
                                                     -----------------------------------------------------------  -------------
                                                        Bernstein      Bernstein      Bernstein                      Newport
                                                       Real Estate    Real Estate       Small        Bernstein     Tiger Fund,
                                                       Investment     Investment         Cap           Value        Variable
                                                        Portfolio     Portfolio B    Portfolio B    Portfolio B      Series
                                                     --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $        9,935         19,592         (1,751)          (427)          (887)
  Net realized gain (loss)                                   24,491          8,999          4,496            180         (1,976)
  Change in unrealized appreciation (depreciation)          210,749        706,143         64,825         13,782         25,370
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             245,175        734,734         67,570         13,535         22,507
                                                     --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                    -           (272)          (492)          (385)          (386)
  Payments received from contract owners                      1,300        557,093          7,402              -              -
  Transfers between sub-accounts (including fixed
   account), net                                            (51,726)       911,071         64,448          8,857           (345)
  Transfers for contract benefits and terminations          (89,962)       (55,148)        (1,772)        (1,138)          (582)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (140,388)     1,412,744         69,586          7,334         (1,313)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                   104,787      2,147,478        137,156         20,869         21,194
Net assets at beginning of period                           765,794      1,248,435        107,206         45,477         58,084
                                                     --------------  -------------  -------------  -------------  -------------
Net assets at end of period                          $      870,581      3,395,913        244,362         66,346         79,278
                                                     ==============  =============  =============  =============  =============

                                                             Goldman Sachs
                                                     ----------------------------
                                                         Growth
                                                           &        International
                                                         Income        Equity
                                                          Fund          Fund
                                                     -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                (116)         5,836
  Net realized gain (loss)                                  (2,334)        (6,824)
  Change in unrealized appreciation (depreciation)          41,009         65,268
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             38,559         64,280
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -
  MetLife Investors Insurance Company of California
   redemptions                                                (284)          (240)
  Payments received from contract owners                         -            458
  Transfers between sub-accounts (including fixed
   account), net                                             2,056        (11,866)
  Transfers for contract benefits and terminations          (6,528)        (3,197)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  (4,756)       (14,845)
                                                     -------------  -------------
    Net increase (decrease) in net assets                   33,803         49,435
Net assets at beginning of period                          175,028        193,796
                                                     -------------  -------------
Net assets at end of period                                208,831        243,231
                                                     =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                              Scudder II
                                                     -----------------------------------------------------------  --------------
                                                         Dreman          Small         Dreman
                                                       High Return        Cap         Small Cap      Government
                                                         Equity         Growth          Value        Securities        Bond
                                                        Portfolio      Portfolio      Portfolio      Portfolio        Series
                                                     --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $            2         (2,550)        (1,031)        10,887              8
  Net realized gain (loss)                                        -         (6,785)        10,120         24,768              9
  Change in unrealized appreciation (depreciation)               11         57,741        111,303        (29,485)           (12)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                  13         48,406        120,392          6,170              5
                                                     --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                 (109)          (238)          (371)          (325)          (133)
  Payments received from contract owners                          -            200          1,750              -              -
  Transfers between sub-accounts (including fixed
   account), net                                                  -         (2,354)       (36,391)       (32,549)             -
  Transfers for contract benefits and terminations               (2)        (4,092)       (58,457)      (188,233)            (1)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                     (111)        (6,484)       (93,469)      (221,107)          (134)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                       (98)        41,922         26,923       (214,937)          (129)
Net assets at beginning of period                                98        158,130        368,676        934,086            129
                                                     --------------  -------------  -------------  -------------  -------------
Net assets at end of period                          $            -        200,052        395,599        719,149              -
                                                     ==============  =============  =============  =============  =============

                                                           MFS
                                                     -----------------------------


                                                        Research       Research
                                                         Series        Series B
                                                     -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              (4,737)          (378)
  Net realized gain (loss)                                 (55,105)          (150)
  Change in unrealized appreciation (depreciation)         191,949          8,464
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            132,107          7,936
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -
  MetLife Investors Insurance Company of California
   redemptions                                                   -           (306)
  Payments received from contract owners                       640              -
  Transfers between sub-accounts (including fixed
   account), net                                           (34,636)         2,600
  Transfers for contract benefits and terminations         (32,088)        (1,053)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (66,084)         1,241
                                                     -------------  -------------
    Net increase (decrease) in net assets                   66,023          9,177
Net assets at beginning of period                          608,895         33,307
                                                     -------------  -------------
Net assets at end of period                                674,918         42,484
                                                     =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                        MFS
                                                     ---------------------------------------------------------------------------

                                                        Emerging        Emerging         High           High        Strategic
                                                         Growth          Growth         Income         Income        Income
                                                         Series         Series B        Series        Series B       Series
                                                     --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $       (7,372)          (211)        11,505         39,945          2,783
  Net realized gain (loss)                                 (123,171)            73         (5,139)         1,863            721
  Change in unrealized appreciation (depreciation)          259,241          2,856         59,095        281,843          4,799
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             128,698          2,718         65,461        323,651          8,303
                                                     --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                    -           (285)             -           (421)          (120)
  Payments received from contract owners                          -          8,216          1,650        544,847              -
  Transfers between sub-accounts (including fixed
   account), net                                            (74,952)        11,779         19,948      1,184,852         72,991
  Transfers for contract benefits and terminations          (58,971)             -        (15,958)       (63,307)        (7,466)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (133,923)        19,710          5,640      1,665,971         65,405
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                    (5,225)        22,428         71,101      1,989,622         73,708
Net assets at beginning of period                           529,269          5,727        409,440      1,191,071         81,668
                                                     --------------  -------------  -------------  -------------  -------------
Net assets at end of period                          $      524,044         28,155        480,541      3,180,693        155,376
                                                     ==============  =============  =============  =============  =============

                                                     -----------------------------

                                                       Strategic        Investors
                                                        Income            Trust
                                                       Series B          Series
                                                     -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               9,776          (10,026)
  Net realized gain (loss)                                     309          (89,269)
  Change in unrealized appreciation (depreciation)          20,445          344,769
                                                     -------------    -------------
    Net increase (decrease) in net assets from
     operations                                             30,530          245,474
                                                     -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -                -
  MetLife Investors Insurance Company of California
   redemptions                                                (448)               -
  Payments received from contract owners                   161,583            4,610
  Transfers between sub-accounts (including fixed
   account), net                                           416,845          (47,466)
  Transfers for contract benefits and terminations         (12,440)        (109,764)
                                                     -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                 565,540         (152,620)
                                                     -------------    -------------
    Net increase (decrease) in net assets                  596,070           92,854
Net assets at beginning of period                           78,464        1,364,875
                                                     -------------    -------------
Net assets at end of period                                674,534        1,457,729
                                                     =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                          MFS
                                                     --------------------------------------------  ----------------

                                                        Investors         New            New            Davis
                                                          Trust        Discovery      Discovery        Venture
                                                        Series B        Series        Series B     Value A Fund (f)
                                                     --------------  -------------  -------------  ----------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $      (16,197)        (4,963)       (41,131)             (3)
  Net realized gain (loss)                                  (16,886)        (9,326)          (892)              -
  Change in unrealized appreciation (depreciation)          306,406        112,547        812,031               1
                                                     --------------  -------------  -------------   -------------
    Net increase (decrease) in net assets from
     operations                                             273,323         98,258        770,008              (2)
                                                     --------------  -------------  -------------   -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -               -
  MetLife Investors Insurance Company of California
   redemptions                                                  (80)             -            (90)              -
  Payments received from contract owners                      2,261            250        557,492               -
  Transfers between sub-accounts (including fixed
   account), net                                             65,835        (22,710)       894,941          75,120
  Transfers for contract benefits and terminations          (91,523)       (11,960)       (73,656)              -
                                                     --------------  -------------  -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                                  (23,507)       (34,420)     1,378,687          75,120
                                                     --------------  -------------  -------------   -------------
    Net increase (decrease) in net assets                   249,816         63,838      2,148,695          75,118
Net assets at beginning of period                         1,389,541        328,652      1,646,506               -
                                                     --------------  -------------  -------------   -------------
Net assets at end of period                          $    1,639,357        392,490      3,795,201          75,118
                                                     ==============  =============  =============   =============

                                                                MetLife
                                                     --------------------------------------------
                                                                        Harris
                                                         Davis         Oakmark       Jennison
                                                        Venture        Focused        Growth
                                                      Value Fund E   Value Fund B   Portfolio B
                                                     -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (116,678)       (99,091)       (58,100)
  Net realized gain (loss)                                  18,612         15,116         68,771
  Change in unrealized appreciation (depreciation)       2,573,049      1,960,773        952,676
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          2,474,983      1,876,798        963,347
                                                     -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                              (1,536)        (1,488)        (1,161)
  Payments received from contract owners                 7,534,780      5,390,507      4,266,931
  Transfers between sub-accounts (including fixed
   account), net                                         3,515,214      1,896,353        513,361
  Transfers for contract benefits and terminations        (223,970)      (141,769)       (74,096)
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              10,824,488      7,143,603      4,705,035
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets               13,299,471      9,020,401      5,668,382
Net assets at beginning of period                        3,296,146      2,573,044      1,560,579
                                                     -------------  -------------  -------------
Net assets at end of period                             16,595,617     11,593,445      7,228,961
                                                     =============  =============  =============

(f) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                      MetLife
                                                     ---------------------------------------------------------------------------
                                                           MFS            MFS            MFS          Capital        Capital
                                                        Investors        Total          Total         Guardian      Guardian
                                                          Trust          Return         Return      U.S. Equity    U.S. Equity
                                                        Series B      Series A (f)     Series B     Series A (f)    Series B
                                                     --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $      (32,950)           (13)        (2,624)            (4)        (6,559)
  Net realized gain (loss)                                    2,769              -         34,313              -         39,786
  Change in unrealized appreciation (depreciation)          586,550            560        114,969              -        226,163
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             556,369            547        146,658             (4)       259,390
                                                     --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                 (730)             -           (786)             -           (759)
  Payments received from contract owners                    929,346              -         94,139              -        286,480
  Transfers between sub-accounts (including fixed
   account), net                                          2,070,389        366,626        605,897        133,909        368,265
  Transfers for contract benefits and terminations          (35,497)             -       (101,806)             -        (28,893)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                2,963,508        366,626        597,444        133,909        625,093
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                 3,519,877        367,173        744,102        133,905        884,483
Net assets at beginning of period                           956,766              -        499,228              -        372,547
                                                     --------------  -------------  -------------  -------------  -------------
Net assets at end of period                          $    4,476,643        367,173      1,243,330        133,905      1,257,030
                                                     ==============  =============  =============  =============  =============

                                                     ------------------------------

                                                       Met/Putnam
                                                         Voyager          MFS
                                                     Portfolio B (f) Research B (f)
                                                     --------------- --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                 (613)            (1)
  Net realized gain (loss)                                      835             36
  Change in unrealized appreciation (depreciation)            9,419              -
                                                      -------------  -------------
    Net increase (decrease) in net assets from
     operations                                               9,641             35
                                                      -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -
  MetLife Investors Insurance Company of California
   redemptions                                                  (68)           (34)
  Payments received from contract owners                     13,620              -
  Transfers between sub-accounts (including fixed
   account), net                                            117,200              -
  Transfers for contract benefits and terminations             (436)            (1)
                                                      -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  130,316            (35)
                                                      -------------  -------------
    Net increase (decrease) in net assets                   139,957              -
Net assets at beginning of period                                 -              -
                                                      -------------  -------------
Net assets at end of period                                 139,957              -
                                                      =============  =============

(f) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                        MetLife
                                                     --------------------------------------------  --------------

                                                         Putnam        SSR Money        Stock         Capital
                                                      International     Market          Index       Appreciation
                                                       Stock B (f)   Portfolio (g)   Portfolio B        Fund
                                                     --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $       (5,480)       (11,754)       (12,805)        (3,165)
  Net realized gain (loss)                                    1,471             43         33,104        (17,986)
  Change in unrealized appreciation (depreciation)          147,117              -        843,342        101,545
                                                     --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             143,108        (11,711)       863,641         80,394
                                                     --------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                  (84)             -         (1,094)             -
  Payments received from contract owners                    518,088          2,450      2,285,779              -
  Transfers between sub-accounts (including fixed
   account), net                                            724,739      2,097,444      1,789,626        (13,141)
  Transfers for contract benefits and terminations           (3,846)      (322,984)      (109,255)       (12,425)
                                                     --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                1,238,897      1,776,910      3,965,056        (25,566)
                                                     --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                 1,382,005      1,765,199      4,828,697         54,828
Net assets at beginning of period                                 -              -      1,486,128        298,321
                                                     --------------  -------------  -------------  -------------
Net assets at end of period                          $    1,382,005      1,765,199      6,314,825        353,149
                                                     ==============  =============  =============  =============

                                                               Oppenheimer
                                                     --------------------------------------------
                                                      Main Street
                                                       Growth &          High
                                                        Income          Income          Bond
                                                         Fund            Fund           Fund
                                                     -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              (1,653)        12,214         44,772
  Net realized gain (loss)                                 (21,543)        (7,153)        (2,021)
  Change in unrealized appreciation (depreciation)         102,394         41,655         10,924
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             79,198         46,716         53,675
                                                     -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                   -              -              -
  Payments received from contract owners                     1,500              -          3,500
  Transfers between sub-accounts (including fixed
   account), net                                           (21,835)         8,028        (36,420)
  Transfers for contract benefits and terminations         (14,845)       (15,394)       (88,999)
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (35,180)        (7,366)      (121,919)
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets                   44,018         39,350        (68,244)
Net assets at beginning of period                          351,979        211,795      1,083,188
                                                     -------------  -------------  -------------
Net assets at end of period                                395,997        251,145      1,014,944
                                                     =============  =============  =============

(f) For the period from May 1, 2003 to December 31, 2003.
(g) For the period from April 25, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                       Oppenheimer                                            Putnam
                                                     --------------  -----------------------------------------------------------

                                                        Strategic       Growth &       Growth &         New            New
                                                          Bond           Income         Income         Value          Value
                                                          Fund            Fund          Fund B         Fund           Fund B
                                                     --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $        5,759          9,150            776            114            (18)
  Net realized gain (loss)                                      148        (93,868)        (1,116)          (552)         1,719
  Change in unrealized appreciation (depreciation)           12,444        390,162         95,071         24,609         16,302
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              18,351        305,444         94,731         24,171         18,003
                                                     --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                    -              -           (383)          (122)          (381)
  Payments received from contract owners                          -          1,450         87,350              -              -
  Transfers between sub-accounts (including fixed
   account), net                                              9,635       (133,896)        47,661         (2,811)        20,564
  Transfers for contract benefits and terminations           (3,493)      (121,367)       (16,881)        (3,118)        (1,490)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                    6,142       (253,813)       117,747         (6,051)        18,693
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                    24,493         51,631        212,478         18,120         36,696
Net assets at beginning of period                           111,996      1,369,227        333,792         80,325         23,220
                                                     --------------  -------------  -------------  -------------  -------------
Net assets at end of period                          $      136,489      1,420,858        546,270         98,445         59,916
                                                     ==============  =============  =============  =============  =============

                                                     -----------------------------


                                                         Vista            Vista
                                                         Fund             Fund B
                                                     -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              (5,999)            (485)
  Net realized gain (loss)                                 (50,361)             893
  Change in unrealized appreciation (depreciation)         174,183            8,108
                                                     -------------    -------------
    Net increase (decrease) in net assets from
     operations                                            117,823            8,516
                                                     -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -                -
  MetLife Investors Insurance Company of California
   redemptions                                                   -             (309)
  Payments received from contract owners                     3,900            3,775
  Transfers between sub-accounts (including fixed
   account), net                                           (40,803)          (9,994)
  Transfers for contract benefits and terminations         (12,864)            (739)
                                                     -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (49,767)          (7,267)
                                                     -------------    -------------
    Net increase (decrease) in net assets                   68,056            1,249
Net assets at beginning of period                          398,371           24,426
                                                     -------------    -------------
Net assets at end of period                                466,427           25,675
                                                     =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                       Putnam
                                                     --------------------------------------------------------------------------
                                                                                    International  International
                                                      International                      New            New
                                                         Growth      International  Opportunities  Opportunities      Equity
                                                          Fund         Equity B         Fund          Fund B       Income B (f)
                                                     --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $       (3,640)       (25,740)        (1,444)          (382)            79
  Net realized gain (loss)                                 (113,613)        16,004        (18,757)            72            597
  Change in unrealized appreciation (depreciation)          408,062        969,639         69,991          9,129         24,817
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             290,809        959,903         49,790          8,819         25,493
                                                     --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                    -           (159)             -           (340)           (64)
  Payments received from contract owners                        860        397,937          3,700            813         20,350
  Transfers between sub-accounts (including fixed
   account), net                                            (81,612)     1,003,416        (10,118)         8,365        254,630
  Transfers for contract benefits and terminations         (149,188)      (104,183)       (17,265)           (48)        (1,537)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (229,940)     1,297,011        (23,683)         8,790        273,379
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                    60,869      2,256,914         26,107         17,609        298,872
Net assets at beginning of period                         1,247,674      2,219,168        167,450         18,678              -
                                                     --------------  -------------  -------------  -------------  -------------
Net assets at end of period                          $    1,308,543      4,476,082        193,557         36,287        298,872
                                                     ==============  =============  =============  =============  =============

                                                               Templeton
                                                     ----------------------------
                                                         Global         Global
                                                         Income         Income
                                                       Securities     Securities
                                                          Fund          Fund B
                                                     -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               3,726          1,223
  Net realized gain (loss)                                     439          2,045
  Change in unrealized appreciation (depreciation)           7,067           (654)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             11,232          2,614
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -
  MetLife Investors Insurance Company of California
   redemptions                                                (271)        (1,079)
  Payments received from contract owners                         -              -
  Transfers between sub-accounts (including fixed
   account), net                                               (61)             -
  Transfers for contract benefits and terminations            (968)        (9,343)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  (1,300)       (10,422)
                                                     -------------  -------------
    Net increase (decrease) in net assets                    9,932         (7,808)
Net assets at beginning of period                           54,126         16,970
                                                     -------------  -------------
Net assets at end of period                                 64,058          9,162
                                                     =============  =============

(f) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                     Templeton
                                                     ---------------------------------------------------------------------------

                                                        Franklin       Franklin         Growth         Growth        Foreign
                                                        Small Cap      Small Cap      Securities     Securities     Securities
                                                          Fund          Fund B           Fund          Fund B          Fund
                                                     --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $       (6,452)        (6,045)           687            222          3,079
  Net realized gain (loss)                                  (51,990)         3,671        (29,193)        (1,063)       (70,442)
  Change in unrealized appreciation (depreciation)          199,864        143,077         85,648         33,854        248,666
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             141,422        140,703         57,142         33,013        181,303
                                                     --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                  (53)          (706)           (96)          (747)           (78)
  Payments received from contract owners                      1,320        269,356          1,800              -          3,150
  Transfers between sub-accounts (including fixed
   account), net                                            (19,365)       186,096         (4,811)        (7,988)        11,752
  Transfers for contract benefits and terminations          (35,263)       (27,932)       (51,721)          (609)       (41,195)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  (53,361)       426,814        (54,828)        (9,344)       (26,371)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                    88,061        567,517          2,314         23,669        154,932
Net assets at beginning of period                           434,232        198,274        245,044        112,261        635,862
                                                     --------------  -------------  -------------  -------------  -------------
Net assets at end of period                          $      522,293        765,791        247,358        135,930        790,794
                                                     ==============  =============  =============  =============  =============

                                                     -----------------------------
                                                                      Developing
                                                        Foreign        Markets
                                                       Securities     Securities
                                                         Fund B          Fund
                                                     -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                 614            (97)
  Net realized gain (loss)                                  (2,155)        (1,668)
  Change in unrealized appreciation (depreciation)         145,855        155,692
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            144,314        153,927
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -
  MetLife Investors Insurance Company of California
   redemptions                                                (676)             -
  Payments received from contract owners                   287,814          1,300
  Transfers between sub-accounts (including fixed
   account), net                                           302,554        (37,070)
  Transfers for contract benefits and terminations         (26,525)       (15,914)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 563,167        (51,684)
                                                     -------------  -------------
    Net increase (decrease) in net assets                  707,481        102,243
Net assets at beginning of period                          301,678        333,392
                                                     -------------  -------------
Net assets at end of period                              1,009,159        435,635
                                                     =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                      Templeton
                                                     --------------------------------------------------------------
                                                       Developing        Mutual         Mutual     Franklin Large
                                                        Markets          Shares         Shares       Cap Growth
                                                       Securities      Securities     Securities     Securities
                                                         Fund B           Fund          Fund B          Fund
                                                     --------------  -------------  -------------  --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $       (5,562)          (917)        (6,592)        (3,532)
  Net realized gain (loss)                                   10,217         (7,175)        (6,550)       (75,195)
  Change in unrealized appreciation (depreciation)          638,632         74,804        284,453        210,323
                                                     --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             643,287         66,712        271,311        131,596
                                                     --------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                 (366)             -           (676)           (75)
  Payments received from contract owners                    331,263              -        174,785              -
  Transfers between sub-accounts (including fixed
   account), net                                            459,887            137        129,145        (65,546)
  Transfers for contract benefits and terminations          (40,117)       (32,871)       (43,358)       (77,589)
                                                     --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  750,667        (32,734)       259,896       (143,210)
                                                     --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                 1,393,954         33,978        531,207        (11,614)
Net assets at beginning of period                           837,454        326,087      1,053,773        609,142
                                                     --------------  -------------  -------------  -------------
Net assets at end of period                          $    2,231,408        360,065      1,584,980        597,528
                                                     ==============  =============  =============  =============

                                                                              Fidelity
                                                     ------------   ----------------------------
                                                     Franklin Large
                                                       Cap Growth
                                                       Securities      Growth         Growth
                                                         Fund B       Portfolio     Portfolio B
                                                     -------------- -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                (953)          (845)        (6,787)
  Net realized gain (loss)                                    (480)       (11,722)         1,725
  Change in unrealized appreciation (depreciation)          68,258         32,428        136,825
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             66,825         19,861        131,763
                                                     -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                (641)          (104)          (294)
  Payments received from contract owners                     9,640          1,220        404,621
  Transfers between sub-accounts (including fixed
   account), net                                            57,413           (907)       316,479
  Transfers for contract benefits and terminations          (7,870)        (9,233)       (22,594)
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  58,542         (9,024)       698,212
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets                  125,367         10,837        829,975
Net assets at beginning of period                          196,712         72,171        171,822
                                                     -------------  -------------  -------------
Net assets at end of period                                322,079         83,008      1,001,797
                                                     =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                              Fidelity
                                                     ---------------------------------------------------------------------------

                                                                        Growth        Growth &        Equity-        Equity-
                                                       Contrafund    Opportunities     Income         Income         Income
                                                       Portfolio       Portfolio      Portfolio      Portfolio     Portfolio B
                                                     --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $         (369)           (85)          (128)            23           (249)
  Net realized gain (loss)                                     (434)          (594)        (1,232)          (109)        (1,356)
  Change in unrealized appreciation (depreciation)           10,366          3,965         12,742          1,871         45,054
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                               9,563          3,286         11,382          1,785         43,449
                                                     --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                 (124)           (75)          (107)          (105)          (352)
  Payments received from contract owners                        520              -          1,000              -          6,776
  Transfers between sub-accounts (including fixed
   account), net                                             (1,577)           (28)           301           (113)        64,624
  Transfers for contract benefits and terminations           (1,807)          (763)        (2,498)           (31)        (3,641)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                   (2,988)          (866)        (1,304)          (249)        67,407
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                     6,575          2,420         10,078          1,536        110,856
Net assets at beginning of period                            35,496         11,790         51,242          6,307        125,246
                                                     --------------  -------------  -------------  -------------  -------------
Net assets at end of period                          $       42,071         14,210         61,320          7,843        236,102
                                                     ==============  =============  =============  =============  =============

                                                                    American Century
                                                     -------------- ----------------

                                                         High           Income &
                                                        Income           Growth
                                                      Portfolio B         Fund
                                                     -------------  ----------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                 888         (19,421)
  Net realized gain (loss)                                     185          (1,891)
  Change in unrealized appreciation (depreciation)           8,526       1,393,403
                                                     -------------   -------------
    Net increase (decrease) in net assets from
     operations                                              9,599       1,372,091
                                                     -------------   -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -               -
  MetLife Investors Insurance Company of California
   redemptions                                                (419)            (89)
  Payments received from contract owners                         -         500,104
  Transfers between sub-accounts (including fixed
   account), net                                            39,209       1,054,171
  Transfers for contract benefits and terminations          (1,599)       (174,306)
                                                     -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                                  37,191       1,379,880
                                                     -------------   -------------
    Net increase (decrease) in net assets                   46,790       2,751,971
Net assets at beginning of period                           14,206       3,697,067
                                                     -------------   -------------
Net assets at end of period                                 60,996       6,449,038
                                                     =============   =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                            American Century                                         Dreyfus
                                                     -----------------------------  --------------------------------------------

                                                                                        Stock          Stock       Disciplined
                                                      International      Value          Index          Index          Stock
                                                          Fund           Fund           Fund           Fund B       Portfolio
                                                     --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $         (708)        (7,092)            65         (1,451)          (144)
  Net realized gain (loss)                                   (1,653)        (8,731)        (1,661)           859         (1,183)
  Change in unrealized appreciation (depreciation)           22,284        394,768         20,706        119,406          5,640
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              19,923        378,945         19,110        118,814          4,313
                                                     --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                 (276)          (109)             -           (339)           (67)
  Payments received from contract Owners                          -          8,084              -         13,593            400
  Transfers between sub-accounts (including fixed
   account), net                                              9,707         28,281              -        (20,457)             -
  Transfers for contract benefits and Terminations           (1,765)       (55,435)        (4,585)       (20,251)        (4,034)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                    7,666        (19,179)        (4,585)       (27,454)        (3,701)
                                                     --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net Assets                    27,589        359,766         14,525         91,360            612
Net assets at beginning of period                            76,096      1,402,109         73,080        358,590         20,324
                                                     --------------  -------------  -------------  -------------  -------------
Net assets at end of period                          $      103,685      1,761,875         87,605        449,950         20,936
                                                     ==============  =============  =============  =============  =============

                                                     -----------------------------

                                                      Disciplined        Capital
                                                         Stock         Appreciation
                                                      Portfolio B       Portfolio
                                                     -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                (244)              28
  Net realized gain (loss)                                    (160)          (4,826)
  Change in unrealized appreciation (depreciation)           7,351           33,092
                                                     -------------    -------------
    Net increase (decrease) in net assets from
     operations                                              6,947           28,294
                                                     -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -                -
  MetLife Investors Insurance Company of California
   redemptions                                                (325)               -
  Payments received from contract Owners                         -                -
  Transfers between sub-accounts (including fixed
   account), net                                               629           (8,434)
  Transfers for contract benefits and Terminations            (172)            (675)
                                                     -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                     132           (9,109)
                                                     -------------    -------------
    Net increase (decrease) in net Assets                    7,079           19,185
Net assets at beginning of period                           32,049          160,284
                                                     -------------    -------------
Net assets at end of period                                 39,128          179,469
                                                     =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                        Dreyfus                 INVESCO
                                                     --------------  ----------------------------  --------------

                                                        Capital                         High           High
                                                      Appreciation      Dynamics        Yield          Yield
                                                      Portfolio B         Fund          Fund         Portfolio
                                                     --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $       (4,184)       (31,414)         8,993         19,248
  Net realized gain (loss)                                   (2,275)        (8,459)        (7,309)         2,058
  Change in unrealized appreciation (depreciation)          296,238        695,466         40,982         34,754
                                                     --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             289,779        655,593         42,666         56,060
                                                     --------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                 (260)           (77)          (275)          (438)
  Payments received from contract owners                    145,121        175,739              -         51,136
  Transfers between sub-accounts (including fixed
   account), net                                            252,059        274,542        (26,955)       390,811
  Transfers for contract benefits and terminations          (24,783)       (72,098)        (4,511)       (13,894)
                                                     --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  372,137        378,106        (31,741)       427,615
                                                     --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                   661,916      1,033,699         10,925        483,675
Net assets at beginning of period                         1,188,065      1,469,267        201,684         88,067
                                                     --------------  -------------  -------------  -------------
Net assets at end of period                          $    1,849,981      2,502,966        212,609        571,742
                                                     ==============  =============  =============  =============

                                                                  PIMCO
                                                     --------------------------------------------
                                                                      StocksPLUS
                                                          Low          Growth &        Total
                                                       Duration         Income        Return
                                                       Portfolio      Portfolio      Portfolio
                                                     -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               1,120          1,421         41,055
  Net realized gain (loss)                                   1,636            204         36,703
  Change in unrealized appreciation (depreciation)             293         38,547         27,258
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              3,049         40,172        105,016
                                                     -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                (329)          (342)          (113)
  Payments received from contract owners                    34,383          8,462          4,152
  Transfers between sub-accounts (including fixed
   account), net                                           152,646         82,906        (62,034)
  Transfers for contract benefits and terminations          (3,223)        (1,912)      (134,051)
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 183,477         89,114       (192,046)
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets                  186,526        129,286        (87,030)
Net assets at beginning of period                          344,862         78,829      3,147,671
                                                     -------------  -------------  -------------
Net assets at end of period                                531,388        208,115      3,060,641
                                                     =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                               Scudder I
                                                     -----------------------------


                                                      International  International
                                                        Portfolio     Portfolio B       Total
                                                     --------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $         (530)        (7,367)    (1,018,665)
  Net realized gain (loss)                                   (3,784)          (641)   (12,525,827)
  Change in unrealized appreciation (depreciation)           24,218        195,136     80,450,470
                                                     --------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              19,904        187,128     66,905,978
                                                     --------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -              7
  MetLife Investors Insurance Company of California
   redemptions                                                    -           (213)       (51,096)
  Payments received from contract owners                          -         70,481    104,117,074
  Transfers between sub-accounts (including fixed
   account), net                                             (2,320)       109,035     51,957,571
  Transfers for contract benefits and terminations             (333)       (12,826)   (20,348,061)
                                                     --------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                   (2,653)       166,477    135,675,495
                                                     --------------  -------------  -------------
    Net increase (decrease) in net assets                    17,251        353,605    202,581,473
Net assets at beginning of period                            79,076        542,531    224,898,725
                                                     --------------  -------------  -------------
Net assets at end of period                          $       96,327        896,136    427,480,198
                                                     ==============  =============  =============

See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(1) ORGANIZATION:
   MetLife Investors Variable Annuity Account Five (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by MetLife Investors Insurance Company of California (MLIOC) and exists in accordance with the regulations of the California Department of Insurance. MLIOC is a independent wholly owned subsidiary of Metropolitan Life Insurance Company (Metropolitan Life). The Separate Account is a funding vehicle for variable annuity contracts issued by MLIOC.

   The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of twelve investment companies which are diversified, open-end, management investment companies registered under the Investment Company Act of 1940, as amended. The sub-accounts available for investment vary between variable annuity contracts offered for sale by MLIOC.

   Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from MLIOC's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable contracts is not chargeable with liabilities arising out of any other business MLIOC may conduct.

   The following sub-accounts were available for investment as of December 31, 2004:
                 Met Investors Series Trust (Met Investors):
                  Lord Abbett Growth & Income Portfolio
                  Lord Abbett Growth & Income Portfolio B
                  Lord Abbett Bond Debenture Portfolio
                  Lord Abbett Bond Debenture Portfolio B
                  Lord Abbett Growth Opportunity Portfolio
                  Lord Abbett Growth Opportunity Portfolio B
                  Lord Abbett Mid-Cap Value Portfolio
                  Lord Abbett Mid-Cap Value Portfolio B
                  Lord Abbett America's Value Portfolio B
                  Janus Aggressive Growth Portfolio
                  Janus Aggressive Growth Portfolio B
                  JP Morgan Small Cap Stock Portfolio
                  Met/Putnam Capital Opportunities Portfolio B
                  Goldman Sachs Mid-Cap Value Portfolio B
                  Neuberger Berman Real Estate Portfolio B
                  Oppenheimer Capital Appreciation Portfolio
                  Oppenheimer Capital Appreciation Portfolio B
                  PIMCO Inflation Protected Bond Portfolio B
                  Money Market Portfolio B
                  PIMCO Total Return Bond Portfolio
                  PIMCO Total Return Bond Portfolio B
                  PIMCO PEA Innovation Portfolio B
                  T Rowe Price Mid Cap Growth Portfolio
                  T Rowe Price Mid Cap Growth Portfolio B
                  Turner Mid-Cap Growth Portfolio
                  MFS Research International Portfolio
                  MFS Research International Portfolio B
                  AIM Small Cap Growth Portfolio B
                  AIM Mid Cap Core Equity Portfolio B
                  Harris Oakmark International Portfolio B
                  Third Avenue Small Cap Value Portfolio B
                  Defensive Strategy Fund of Fund B
                  Moderate Strategy Fund of Fund B
            Met Investors Series Trust (Met Investors) (continued):
             Balance Strategy Fund of Fund B
             Growth Strategy Fund of Fund B
             Aggressive Strategy Fund of Fund B
            Russell Insurance Funds (Russell):
             Multi-Style Equity Fund
             Aggressive Equity Fund
             Non-US Fund
             Core Bond Fund
             Real Estate Securities Fund
            AIM Variable Insurance Funds, Inc. (AIM):
             Premier Equity Fund
             Capital Appreciation Fund
             Capital Appreciation Fund B
             International Growth Fund
             International Growth Fund B
            Alliance Variable Products Series Fund, Inc. (Alliance):
             Bernstein Real Estate Investment Portfolio
             Bernstein Real Estate Investment Portfolio B
            Scudder II Variable Series (Scudder II):
             Small Cap Growth Portfolio
             Dreman Small Cap Value Portfolio
             Government Securities Portfolio
            MFS Variable Insurance Trust (MFS):
             High Income Series
             High Income Series B
             Investors Trust Series
             Investors Trust Series B
             New Discovery Series
             New Discovery Series B
            Metropolitan Life Series Funds, Inc. (MetLife):
             Davis Venture Value Fund A
             Davis Venture Value Fund E
             Harris Oakmark Focused Value Fund B
             Jennison Growth Portfolio B

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED:
          Metropolitan Life Series Funds, Inc. (MetLife) (continued):
           MFS Investors Trust Series B
           MFS Total Return Series A
           MFS Total Return Series B
           Capital Guardian U.S. Equity Series A
           Capital Guardian U.S. Equity Series B
           Franklin Templeton Small Cap Growth Portfolio B
           Met/Putnam Voyager Portfolio B
           Putnam International Stock B
           Salomon Bros Strategic Bond Portfolio
           Salomon Bros Strategic Bond Portfolio B
           SSR Aurora Portfolio B
           SSR Bond Income Portfolio
           SSR Bond Income Portfolio B
           SSR Money Market Portfolio
           Stock Index Portfolio B
           T Rowe Price Large Cap Portfolio
           T Rowe Price Large Cap Portfolio B
           T Rowe Price Small Cap Portfolio
           T Rowe Price Small Cap Portfolio B
          Oppenheimer Variable Account Funds (Oppenheimer):
           Capital Appreciation Fund
          Putnam Variable Trust (Putnam):
           Growth & Income Fund
           Growth & Income Fund B
           Vista Fund
           Vista Fund B
       Putnam Variable Trust (Putnam) (continued):
        International Growth Fund
        International Equity B
        Equity Income B
       Franklin Templeton Variable Insurance Products Trust (Templeton):
        Growth Securities Fund
        Growth Securities Fund B
        Foreign Securities Fund
        Foreign Securities Fund B
        Developing Markets Securities Fund
        Developing Markets Securities Fund B
       Variable Insurance Products Fund, Fund II and Fund III (Fidelity):
        Growth Portfolio
        Growth Portfolio B
        Contrafund Portfolio
        Growth Opportunities Portfolio
        Growth & Income Portfolio
        Equity-Income Portfolio
        Equity-Income Portfolio B
        High Income Portfolio B
       Dreyfus Variable Investment Fund (Dreyfus):
        Stock Index Fund
        Stock Index Fund B
       PIMCO Variable Insurance Trust (PIMCO):
        High Yield Portfolio
        Low Duration Portfolio
        StocksPLUS Growth & Income Portfolio
        Total Return Portfolio
  During 2004, the following portfolios changed names:
    Met Investors Series Trust - PIMCO Innovation Portfolio to PIMCO PEA
     Innovation Portfolio B
    Met Investors Series Trust - PIMCO Money Market Portfolio to Money
     Market Portfolio B

  During 2004, the following portfolios merged into the following portfolios:
    MFS Variable Insurance Trust - Research Mangers Portfolio merged into
     Investors Trust Portfolio

        The following sub-accounts ceased operations during the years ended December 31, 2004 and 2003:

        Year Ended December 31, 2004:                              Date Ceased Operations
        -----------------------------                              ----------------------
         JP Morgan Quality Bond Portfolio                            November 19, 2004
         JP Morgan Quality Bond Portfolio B                          November 19, 2004
         JP Morgan Select Equity Portfolio                           November 19, 2004
         JP Morgan Select Equity Portfolio B                         November 19, 2004
         Met/Putnam Research Portfolio B                             November 19, 2004
         AIM Premier Equity Fund B                                   April 30, 2004
         Alliance Premier Growth Portfolio                           April 30, 2004
         Alliance Premier Growth Portfolio B                         April 30, 2004
         Alliance Bernstein Small Cap Portfolio B                    April 30, 2004

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED:
   The following sub-accounts ceased operations during the years ended December 31, 2004 and 2003, continued:

Year Ended December 31, 2004, continued:                 Date Ceased Operations
----------------------------------------                 ----------------------
 Alliance Bernstein Value Portfolio B                        April 30, 2004
 Liberty Newport Tiger Fund, Variable Series                 April 30, 2004
 Goldman Sachs Growth & Income Fund                          April 30, 2004
 Goldman Sachs International Equity Fund                     April 30, 2004
 Scudder II Dreman High Return Equity Portfolio              April 30, 2004
 MFS Bond Series                                             April 30, 2004
 MFS Research Series                                         April 30, 2004
 MFS Research Series B                                       April 30, 2004
 MFS Emerging Growth Series                                  April 30, 2004
 MFS Emerging Growth Series B                                April 30, 2004
 MFS Strategic Income Series                                 April 30, 2004
 MFS Strategic Income Series B                               April 30, 2004
 MetLife MFS Research Managers B                             April 30, 2004
 Oppenheimer Main Street Growth & Income Fund                April 30, 2004
 Oppenheimer High Income Fund                                April 30, 2004
 Oppenheimer Bond Fund                                       April 30, 2004
 Oppenheimer Strategic Bond Fund                             April 30, 2004
 Putnam New Value Fund                                       April 30, 2004
 Putnam New Value Fund B                                     April 30, 2004
 Putnam International New Opportunities Fund                 April 30, 2004
 Putnam International New Opportunities Fund B               April 30, 2004
 Templeton Global Income Securities Fund                     April 30, 2004
 Templeton Global Income Securities Fund B                   April 30, 2004
 Templeton Franklin Small Cap Fund                           April 30, 2004
 Templeton Franklin Small Cap Fund B                         April 30, 2004
 Templeton Mutual Shares Securities Fund                     April 30, 2004
 Templeton Mutual Shares Securities Fund B                   April 30, 2004
 Templeton Franklin Large Cap Growth Securities Fund         April 30, 2004
 Templeton Franklin Large Cap Growth Securities Fund B       April 30, 2004
 American Century Income & Growth Fund                       April 30, 2004
 American Century International Fund                         April 30, 2004
 American Century Value Fund                                 April 30, 2004
 Dreyfus Disciplined Stock Portfolio                         April 30, 2004
 Dreyfus Disciplined Stock Portfolio B                       April 30, 2004
 Dreyfus Capital Appreciation Portfolio                      April 30, 2004
 Dreyfus Capital Appreciation Portfolio B                    April 30, 2004
 INVESCO Dynamics Fund                                       April 30, 2004
 INVESCO High Yield Fund                                     April 30, 2004
 Scudder I International Portfolio                           April 30, 2004
 Scudder I International Portfolio B                         April 30, 2004

Year Ended December 31, 2003:                            Date Ceased Operations
-----------------------------                            ----------------------
 Met Investors Lord Abbett Developing Growth Portfolio       April 25, 2003
 Met Investors Lord Abbett Developing Growth Portfolio B     April 25, 2003
 Met Investors JP Morgan Enhanced Index Portfolio            April 25, 2003
 Met Investors JP Morgan Enhanced Index Portfolio B          April 25, 2003

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED:
   The following sub-accounts ceased operations during the years ended December 31, 2004 and 2003, continued:

Year Ended December 31, 2003, continued:                  Date Ceased Operations
----------------------------------------                  ----------------------
 Met Investors JP Morgan International Equity Portfolio       April 25, 2003
 Met Investors JP Morgan International Equity Portfolio B     April 25, 2003
 GACC Money Market Fund                                       April 25, 2003

   The following sub-accounts began operations during the years ended December 31, 2004 and 2003:

Year Ended December 31, 2004:                             Date Began Operations
-----------------------------                             ---------------------
 Met Investors Janus Aggressive Growth Portfolio            May 3, 2004
 Met Investors Goldman Sachs Mid-Cap Value Portfolio B      May 3, 2004
 Met Investors Neuberger Berman Real Estate Portfolio B     May 3, 2004
 Met Investors Oppenheimer Capital Appreciation Portfolio   May 3, 2004
 Met Investors PIMCO Total Return Portfolio                 May 3, 2004
 Met Investors T Rowe Price Mid Cap Growth Portfolio        May 3, 2004
 Met Investors Turner Mid-Cap Growth Portfolio B            May 3, 2004
 Met Investors Defensive Strategy Fund of Fund B            November 22, 2004
 Met Investors Moderate Strategy Fund of Fund B             November 22, 2004
 Met Investors Balance Strategy Fund of Fund B              November 22, 2004
 Met Investors Growth Strategy Fund of Fund B               November 22, 2004
 Met Investors Aggressive Strategy Fund of Fund B           November 22, 2004
 MetLife Franklin Templeton Small Cap Growth Portfolio B    May 3, 2004
 MetLife Salomon Brothers Strategic Bond Portfolio          May 3, 2004
 MetLife Salomon Brothers Strategic Bond Portfolio B        May 3, 2004
 MetLife SSR Aurora Portfolio B                             May 3, 2004
 MetLife SSR Bond Income Portfolio                          May 3, 2004
 MetLife SSR Bond Income Portfolio B                        November 22, 2004
 MetLife T Rowe Price Large Cap Portfolio                   May 3, 2004
 MetLife T Rowe Price Large Cap Portfolio B                 May 3, 2004
 MetLife T Rowe Price Small Cap Portfolio                   May 3, 2004
 MetLife T Rowe Price Small Cap Portfolio B                 May 3, 2004

Year Ended December 31, 2003:                             Date Began Operations
-----------------------------                             ---------------------
 Met Investors Lord Abbett America's Value Portfolio B      May 1, 2003
 Met Investors PIMCO Inflation Protected Bond Portfolio B   May 1, 2003
 Met Investors MFS Research International Portfolio         April 25, 2003
 MetLife Davis Venture Value Fund A                         May 1, 2003
 MetLife MFS Total Return Series A                          May 1, 2003
 MetLife Capital Guardian U.S. Equity Series A              May 1, 2003
 MetLife Met/Putnam Voyager Portfolio B                     May 1, 2003
 MetLife MFS Research B                                     May 1, 2003
 MetLife Putnam International Stock B                       May 1, 2003
 MetLife SSR Money Market Portfolio                         April 25, 2003
 Putnam Equity Income B                                     May 1, 2003

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(2) SIGNIFICANT ACCOUNTING POLICIES:

  (A) INVESTMENT VALUATION:
      Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios. These investment companies value their investment securities at fair value. Realized gains and losses on the sale of portfolio shares owned by the sub-accounts are computed on the basis of the identified cost of the portfolio shares sold. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

  (B) REINVESTMENT OF DISTRIBUTIONS:
      Dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

  (C) FEDERAL INCOME TAXES:
      The operations of the Separate Account are included in the federal income tax return of MLIOC which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, MLIOC believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for federal income taxes that would be attributable to the variable annuity contracts.

  (D) ANNUITY RESERVES:
      Annuity reserves are computed for contracts in the payout stage according to the 1983a Mortality Table. The assumed investment return is 3%. The mortality risk is borne by MLIOC and may result in additional transfers to the Separate Account. Conversely, if reserves exceed amounts required, transfers may be made from the Separate Account to MLIOC.

  (E) ESTIMATES:
      The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

(3) SEPARATE ACCOUNT EXPENSES:
   For variable annuity contracts, MLIOC deducts a daily charge from the net assets of the Separate Account sub-accounts that ranges from an annual rate of 0.85% to an annual rate of 2.35%. This charge varies according to the product specifications.

(4) CONTRACT FEES:
   For variable annuity contracts with a contingent deferred sales charge, there is no deduction from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, MLIOC deducts a surrender charge from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within a certain number of years after receipt and is equal to a flat percentage of the purchase payment withdrawn or on a declining scale, depending on the product. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee. During the period ended December 31, 2004, MLIOC deducted surrender fees of $718 from the Separate Account.

   For variable annuity contracts with a sales charge, MLIOC deducts a sales charge from the gross purchase payment before the payment is allocated to the Separate Account and / or a fixed account. The following table reflects the amount of the sales charge depending on the contract owner's investment at the time of the payment.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(4) CONTRACT FEES, CONTINUED:

                 Owner's                 Sales Charge as a % of
                 Investment              Gross Purchase Payment
                 ----------              ----------------------
                 less than $50,000                5.75%
                 $50,000 - $99,999.99             4.50%
                 $100,000 -  $249,999.99          3.50%
                 $250,000 - $499,999.99           2.50%
                 $500,000 - $999,999.99           2.00%
                 $1,000,000 or more               1.00%

   MLIOC imposes an annual contract maintenance fee of $30 on variable annuity contracts with contract values less than $50,000 on the anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub-accounts and the fixed rate account to which the contract value is allocated. Subject to certain restrictions, the contract owner may transfer all or a portion of the accumulated value of the contract among the available sub-accounts and the fixed rate account. After 12 transfers are made in a contract year, MLIOC may deduct a transfer fee of $25 per additional transfer or, if less, 2% of the amount transferred, from the contract value. Transfers made in a dollar cost averaging program are not subject to the transfer fee. During the period ended December 31, 2004, MLIOC deducted contract maintenance and transfer fees of $123,623 from the Separate Account.

   Currently, MLIOC advances any premium taxes due at the time purchase payments are made and deducts premium taxes at the time annuity payments begin. MLIOC reserves the right to deduct premium taxes when incurred.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(5) COST BASIS OF INVESTMENTS:
   The following table presents the cost basis of each sub-account's investment:

    Met Investors Lord Abbett Growth & Income Portfolio        $ 54,933,526
    Met Investors Lord Abbett Growth & Income Portfolio B        43,068,731
    Met Investors Lord Abbett Bond Debenture Portfolio            9,147,112
    Met Investors Lord Abbett Bond Debenture Portfolio B         21,062,363
    Met Investors Lord Abbett Growth Opportunity Portfolio        1,229,011
    Met Investors Lord Abbett Growth Opportunity Portfolio B      1,784,659
    Met Investors Lord Abbett Mid-Cap Value Portfolio             5,472,961
    Met Investors Lord Abbett Mid-Cap Value Portfolio B          10,657,480
    Met Investors Lord Abbett America's Value Portfolio B         2,764,403
    Met Investors Janus Aggressive Growth Portfolio               1,853,052
    Met Investors Janus Aggressive Growth Portfolio B            12,450,895
    Met Investors JP Morgan Small Cap Stock Portfolio             4,795,153
    Met Investors Met/Putnam Capital Opportunities Portfolio B      357,903
    Met Investors Goldman Sachs Mid-Cap Value Portfolio B         1,794,594
    Met Investors Neuberger Berman Real Estate Portfolio B        2,220,726
    Met Investors Oppenheimer Capital Appreciation Portfolio        902,158
    Met Investors Oppenheimer Capital Appreciation Portfolio B   17,035,187
    Met Investors PIMCO Inflation Protected Bond Portfolio B     14,310,039
    Met Investors Money Market Portfolio B                        9,317,026
    Met Investors PIMCO Total Return Bond Portfolio               5,256,946
    Met Investors PIMCO Total Return Bond Portfolio B            32,723,680
    Met Investors PIMCO PEA Innovation Portfolio B                1,322,051
    Met Investors T Rowe Price Mid Cap Growth Portfolio           2,032,567
    Met Investors T Rowe Price Mid Cap Growth Portfolio B         8,776,652
    Met Investors Turner Mid-Cap Growth Portfolio B               1,298,248
    Met Investors MFS Research International Portfolio            3,652,885
    Met Investors MFS Research International Portfolio B          9,709,525
    Met Investors AIM Small Cap Growth Portfolio B                6,140,057
    Met Investors AIM Mid Cap Core Equity Portfolio B             3,540,275
    Met Investors Harris Oakmark International Portfolio B        8,645,041
    Met Investors Third Avenue Small Cap Value B                  7,293,352
    Met Investors Defensive Strategy Fund of Fund B               2,771,895
    Met Investors Moderate Strategy Fund of Fund B                7,818,051
    Met Investors Balance Strategy Fund of Fund B                32,126,928
    Met Investors Growth Strategy Fund of Fund B                 35,860,433
    Met Investors Aggressive Strategy Fund of Fund B              4,617,597
    Russell Multi-Style Equity Fund                               4,221,348
    Russell Aggressive Equity Fund                                  679,528
    Russell Non-US Fund                                           1,765,658
    Russell Core Bond Fund                                        2,691,957
    Russell Real Estate Securities Fund                             279,466
    AIM Premier Equity Fund                                          96,162
    AIM Capital Appreciation Fund                                 3,210,132
    AIM Capital Appreciation Fund B                                  95,868
    AIM International Growth Fund                                   338,920

      AIM International Growth Fund B                         $     71,792
      Alliance Bernstein Real Estate Investment Portfolio          482,939
      Alliance Bernstein Real Estate Investment Portfolio B      3,433,024
      Scudder II Small Cap Growth Portfolio                        275,127
      Scudder II Dreman Small Cap Value Portfolio                  295,110
      Scudder II Government Securities Portfolio                   400,102
      MFS High Income Series                                       306,983
      MFS High Income Series B                                   3,921,967
      MFS Investors Trust Series                                 1,367,356
      MFS Investors Trust Series B                               1,301,957
      MFS New Discovery Series                                     322,650
      MFS New Discovery Series B                                 4,539,820
      MetLife Davis Venture Value Fund A                           157,645
      MetLife Davis Venture Value Fund E                        24,356,427
      MetLife Harris Oakmark Focused Value Fund B                9,653,183
      MetLife Jennison Growth Portfolio B                        8,126,582
      MetLife MFS Investors Trust Series B                       4,421,724
      MetLife MFS Total Return Series A                            560,292
      MetLife MFS Total Return Series B                          2,901,748
      MetLife Capital Guardian U.S. Equity Series A              9,805,124
      MetLife Capital Guardian U.S. Equity Series B              4,158,130
      MetLife Franklin Templeton Small Cap Growth Portfolio B      122,216
      MetLife Met/Putnam Voyager Portfolio B                       623,565
      MetLife Putnam International Stock B                       1,517,852
      MetLife Salomon Bros Strategic Bond Portfolio                151,217
      MetLife Salomon Bros Strategic Bond Portfolio B              785,138
      MetLife SSR Aurora Portfolio B                               353,707
      MetLife SSR Bond Income Portfolio                            715,622
      MetLife SSR Bond Income Portfolio B                          211,254
      MetLife SSR Money Market Portfolio                         1,224,108
      MetLife Stock Index Portfolio B                            8,620,470
      MetLife T Rowe Price Large Cap Portfolio                     922,614
      MetLife T Rowe Price Large Cap Portfolio B                 1,545,384
      MetLife T Rowe Price Small Cap Portfolio                     442,950
      MetLife T Rowe Price Small Cap Portfolio B                   770,605
      Oppenheimer Capital Appreciation Fund                        292,873
      Putnam Growth & Income Fund                                1,195,613
      Putnam Growth & Income Fund B                                637,309
      Putnam Vista Fund                                            579,624
      Putnam Vista Fund B                                           22,718
      Putnam International Growth Fund                           1,164,007
      Putnam International Equity B                              3,035,839
      Putnam Equity Income B                                     1,560,091
      Templeton Growth Securities Fund                             265,959
      Templeton Growth Securities Fund B                            97,489

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(5) COST BASIS OF INVESTMENTS (CONTINUED):

          Templeton Foreign Securities Fund              $    735,619
          Templeton Foreign Securities Fund B               2,416,738
          Templeton Developing Markets Securities Fund        274,776
          Templeton Developing Markets Securities Fund B    2,267,975
          Fidelity Growth Portfolio                            61,568
          Fidelity Growth Portfolio B                       3,448,615
          Fidelity Contrafund Portfolio                        39,994
          Fidelity Growth Opportunities Portfolio              18,722
          Fidelity Growth & Income Portfolio                   47,337

            Fidelity Equity-Income Portfolio           $     10,625
            Fidelity Equity-Income Portfolio B              340,049
            Fidelity High Income Portfolio B                 84,205
            Dreyfus Stock Index Fund                         76,652
            Dreyfus Stock Index Fund B                      330,496
            PIMCO High Yield Portfolio                      659,746
            PIMCO Low Duration Portfolio                    558,434
            PIMCO StocksPLUS Growth & Income Portfolio      195,483
            PIMCO Total Return Portfolio                  3,016,654
                                                       ------------
                                                       $524,423,795
                                                       ============

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING
   Changes in units outstanding for the years ended December 31, 2003 and 2004 were as follows:

                                                                        Met Investors
                                  -----------------------------------------------------------------------------------------
                                  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett
                                   Growth &     Growth &       Bond         Bond      Developing   Developing     Growth
                                    Income       Income      Debenture    Debenture     Growth       Growth     Opportunity
                                   Portfolio   Portfolio B   Portfolio   Portfolio B   Portfolio   Portfolio B   Portfolio
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2003     1,206,060      450,427      747,689      430,647      176,243       43,484       14,456
 Units Issued                         457,317      576,214       62,563    1,037,697          186        6,705      198,875
 Units Redeemed                      (190,302)    (102,194)     (88,198)    (203,503)    (176,429)     (50,189)     (18,363)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2003   1,473,075      924,447      722,054    1,264,841            -            -      194,968
 Units Issued                         286,791      507,241       56,164      794,226            -            -       15,374
 Units Redeemed                      (281,949)    (354,174)    (206,860)    (722,805)           -            -      (34,465)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004   1,477,917    1,077,514      571,358    1,336,262            -            -      175,877
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                        Met Investors
                                  -----------------------------------------------------------------------------------------
                                  Lord Abbett    Lord Abbett  Lord Abbett  Lord Abbett     Janus        Janus      JP Morgan
                                    Growth         Mid-Cap      Mid-Cap     America's    Aggressive  Aggressive    Enhanced
                                  Opportunity       Value        Value        Value        Growth      Growth        Index
                                  Portfolio B     Portfolio   Portfolio B   Portfolio    Portfolio   Portfolio B   Portfolio
                                  -----------    -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2003       115,356        280,337      249,099            -            -      174,539    1,124,941
 Units Issued                         115,618         33,901      203,169       46,317            -      756,313        5,995
 Units Redeemed                       (20,115)       (50,158)     (37,637)      (1,699)           -     (117,200)  (1,130,936)
                                  -----------    -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2003     210,859        264,080      414,631       44,618            -      813,652            -
 Units Issued                          56,800        109,606      207,355      186,784      244,289    2,082,214            -
 Units Redeemed                       (38,146)       (60,924)     (48,427)     (14,048)     (36,838)    (969,736)           -
                                  -----------    -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004     229,513        312,762      573,559      217,354      207,451    1,926,130            -
                                  ===========    ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                         Met Investors
                                  -------------------------------------------------------------------------------------------
                                   JP Morgan     JP Morgan     JP Morgan    JP Morgan    JP Morgan    JP Morgan    JP Morgan
                                   Enhanced    International International   Quality      Quality      Select       Select
                                     Index        Equity        Equity        Bond         Bond        Equity       Equity
                                  Portfolio B    Portfolio    Portfolio B   Portfolio   Portfolio B   Portfolio   Portfolio B
                                  -----------  ------------- ------------- -----------  -----------  -----------  -----------
Unit Balance at January 1, 2003        28,934       546,459         6,305      564,014      196,386      838,784       43,054
 Units Issued                           3,282         1,778            77       36,728      241,432       12,930        3,592
 Units Redeemed                       (32,216)     (548,237)       (6,382)    (145,683)    (107,673)    (123,565)      (5,842)
                                  -----------   -----------   -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2003           -             -             -      455,059      330,145      728,149       40,804
 Units Issued                               -             -             -       19,575      169,461        7,186        6,066
 Units Redeemed                             -             -             -     (474,634)    (499,606)    (735,335)     (46,870)
                                  -----------   -----------   -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004           -             -             -            -            -            -            -
                                  ===========   ===========   ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                          Met Investors
                                  --------------------------------------------------------------------------------------------
                                   Met/Putnam    Met/Putnam                Goldman Sachs  Neuberger   Oppenheimer  Oppenheimer
                                     Capital       Capital    Met/Putnam      Mid-Cap      Berman       Capital      Capital
                                  Opportunities Opportunities  Research        Value     Real Estate  Appreciation Appreciation
                                    Portfolio    Portfolio B  Portfolio B   Portfolio B  Portfolio B   Portfolio   Portfolio B
                                  ------------- ------------- -----------  ------------- -----------  ------------ ------------
Unit Balance at January 1, 2003        471,470        27,938      104,003             -            -            -      422,075
 Units Issued                            4,886         2,317      251,275             -            -            -    1,303,557
 Units Redeemed                        (66,020)       (1,989)     (42,166)            -            -            -      (78,801)
                                   -----------   -----------  -----------   -----------  -----------  -----------  -----------
Unit Balance at December 31, 2003      410,336        28,266      313,112             -            -            -    1,646,831
 Units Issued                           13,914           845      115,273       339,205      362,758      100,451    1,688,647
 Units Redeemed                        (95,911)         (802)    (428,385)     (164,064)    (152,943)     (10,676)  (1,183,711)
                                   -----------   -----------  -----------   -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004      328,339        28,309            -       175,141      209,815       89,775    2,151,767
                                   ===========   ===========  ===========   ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                            Met Investors
                                  ------------------------------------------------------------------------------------
                                         PIMCO                        PIMCO        PIMCO                  T Rowe Price
                                  Inflation Protected    Money     Total Return Total Return    PIMCO       Mid Cap
                                         Bond           Market         Bond         Bond     Innovation      Growth
                                      Portfolio B     Portfolio B   Portfolio   Portfolio B  Portfolio B   Portfolio
                                  ------------------- -----------  ------------ ------------ -----------  ------------
Unit Balance at January 1, 2003                 -         598,780            -      619,041       86,859            -
 Units Issued                           1,092,573       1,402,858            -    1,807,758      164,563            -
 Units Redeemed                          (104,930)     (1,006,726)           -     (494,459)     (43,957)           -
                                      -----------     -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2003         987,643         994,912            -    1,932,340      207,465            -
 Units Issued                           1,015,354       1,156,706      441,882    1,551,080      392,420      384,436
 Units Redeemed                          (704,668)     (1,206,161)      (8,835)    (789,992)    (272,133)     (55,676)
                                      -----------     -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004       1,298,329         945,457      433,047    2,693,428      327,752      328,760
                                      ===========     ===========  ===========  ===========  ===========  ===========

                                  ------------
                                  T Rowe Price
                                    Mid Cap
                                     Growth
                                  Portfolio B
                                  ------------
Unit Balance at January 1, 2003       274,466
 Units Issued                       1,300,783
 Units Redeemed                      (211,937)
                                  -----------
Unit Balance at December 31, 2003   1,363,312
 Units Issued                         939,739
 Units Redeemed                      (763,074)
                                  -----------
Unit Balance at December 31, 2004   1,539,977
                                  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                          Met Investors
                                  --------------------------------------------------------------------------------------------
                                    Turner          MFS           MFS          AIM            AIM         Harris     Third Avenue
                                    Mid-Cap      Research      Research     Small Cap       Mid Cap       Oakmark     Small Cap
                                    Growth     International International   Growth       Core Equity  International    Value
                                  Portfolio B    Portfolio    Portfolio B  Portfolio B    Portfolio B   Portfolio B  Portfolio B
                                  -----------  ------------- ------------- -----------    -----------  ------------- ------------
Unit Balance at January 1, 2003             -             -       193,659      163,481         82,588        67,294       82,338
 Units Issued                               -       412,814       417,708      377,659        316,775       534,704      684,064
 Units Redeemed                             -       (44,421)     (150,083)     (54,758)       (37,457)      (45,847)    (112,556)
                                  -----------   -----------   -----------  -----------    -----------   -----------  -----------
Unit Balance at December 31, 2003           -       368,393       461,284      486,382        361,906       556,151      653,846
 Units Issued                         292,637        62,293     1,024,674      507,258        207,855       722,951      492,958
 Units Redeemed                      (157,835)      (78,945)     (426,950)    (422,375)      (258,051)     (528,676)    (499,404)
                                  -----------   -----------   -----------  -----------    -----------   -----------  -----------
Unit Balance at December 31, 2004     134,802       351,741     1,059,008      571,265        311,710       750,426      647,400
                                  ===========   ===========   ===========  ===========    ===========   ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                           Met Investors                               GACC       Russell
                                  ---------------------------------------------------------------  -----------  -----------
                                   Defensive     Moderate     Balance       Growth     Aggressive
                                   Strategy      Strategy     Strategy     Strategy     Strategy      Money     Multi-Style
                                    Fund of      Fund of      Fund of      Fund of      Fund of       Market      Equity
                                    Fund B        Fund B       Fund B       Fund B       Fund B        Fund        Fund
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2003             -            -            -            -            -      270,289      425,735
 Units Issued                               -            -            -            -            -       40,014       20,152
 Units Redeemed                             -            -            -            -            -     (310,303)     (41,088)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2003           -            -            -            -            -            -      404,799
 Units Issued                         273,489      772,796    3,189,609    3,495,638      443,657            -        7,805
 Units Redeemed                          (301)      (8,117)     (72,279)     (58,957)      (1,521)           -      (75,348)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004     273,188      764,679    3,117,330    3,436,681      442,136            -      337,256
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                        Russell                                        AIM
                                  --------------------------------------------------  -------------------------------------
                                                                             Real
                                   Aggressive                   Core        Estate      Premier      Premier      Capital
                                     Equity       Non-US        Bond      Securities    Equity       Equity     Appreciation
                                      Fund         Fund         Fund         Fund        Fund        Fund B         Fund
                                  -----------  -----------  -----------  -----------  -----------  -----------  ------------
Unit Balance at January 1, 2003        91,516      206,107      278,477       25,541      472,364       30,604      304,127
 Units Issued                           1,586        8,780       15,295        1,847        9,785       28,146        8,701
 Units Redeemed                        (9,205)     (22,023)     (25,102)      (4,259)     (84,162)        (664)     (48,960)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2003      83,897      192,864      268,670       23,129      397,987       58,086      263,868
 Units Issued                             641          212       12,509          457       18,564        1,246        6,623
 Units Redeemed                       (19,862)     (47,844)     (81,641)      (4,706)    (407,081)     (59,332)     (35,424)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004      64,676      145,232      199,538       18,880        9,470            -      235,067
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                    AIM                                         Alliance
                                  ---------------------------------------  --------------------------------------------------
                                                                                                      Bernstein    Bernstein
                                    Capital    International International   Premier      Premier    Real Estate  Real Estate
                                  Appreciation    Growth        Growth       Growth       Growth     Investment   Investment
                                     Fund B        Fund         Fund B      Portfolio   Portfolio B   Portfolio   Portfolio B
                                  ------------ ------------- ------------- -----------  -----------  -----------  -----------
Unit Balance at January 1, 2003         2,472        49,469         1,735      251,537      365,675       74,299      121,702
 Units Issued                           8,460         2,403         3,894        5,269      398,977        2,946      137,555
 Units Redeemed                           (53)      (10,467)         (147)     (38,165)     (35,684)     (15,934)     (17,671)
                                  -----------   -----------   -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2003      10,879        41,405         5,482      218,641      728,968       61,311      241,586
 Units Issued                             226           581         2,904        2,127      138,652        3,850       96,328
 Units Redeemed                          (692)      (13,628)         (348)    (220,768)    (867,620)     (18,981)     (62,349)
                                  -----------   -----------   -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004      10,413        28,358         8,038            -            -       46,180      275,565
                                  ===========   ===========   ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                          Alliance            Liberty          Goldman Sachs               Scudder II
                                  ------------------------  -----------  -------------------------  ------------------------
                                                              Newport                                 Dreman
                                   Bernstein    Bernstein   Tiger Fund,    Growth &   International High Return   Small Cap
                                   Small Cap      Value      Variable       Income       Equity       Equity       Growth
                                  Portfolio B  Portfolio B    Series         Fund         Fund       Portfolio    Portfolio
                                  -----------  -----------  -----------  -----------  ------------- -----------  -----------
Unit Balance at January 1, 2003        10,480        5,322        6,888       23,127        24,711           10       25,164
 Units Issued                          11,603        1,627           12          407           505            -           61
 Units Redeemed                        (4,890)        (812)        (315)      (1,034)       (2,000)         (10)        (937)
                                  -----------  -----------  -----------  -----------   -----------  -----------  -----------
Unit Balance at December 31, 2003      17,193        6,137        6,585       22,500        23,216            -       24,288
 Units Issued                             522           79            -           57            10            -          346
 Units Redeemed                       (17,715)      (6,216)      (6,585)     (22,557)      (23,226)           -       (2,511)
                                  -----------  -----------  -----------  -----------   -----------  -----------  -----------
Unit Balance at December 31, 2004           -            -            -            -             -            -       22,123
                                  ===========  ===========  ===========  ===========   ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                         Scudder II                                       MFS
                                  ------------------------  ---------------------------------------------------------------
                                    Dreman
                                   Small Cap    Government                                           Emerging     Emerging
                                     Value      Securities      Bond       Research     Research      Growth       Growth
                                   Portfolio    Portfolio      Series       Series      Series B      Series      Series B
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2003        39,894       73,057           10       75,386        4,142       67,529          740
 Units Issued                             674        4,066            -        2,472          314          599        2,643
 Units Redeemed                        (9,985)     (20,742)         (10)      (9,908)        (150)     (16,062)        (558)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2003      30,583       56,381            -       67,950        4,306       52,066        2,825
 Units Issued                           9,009          750            -          106            -          334          185
 Units Redeemed                       (12,671)     (26,313)           -      (68,056)      (4,306)     (52,400)      (3,010)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004      26,921       30,818            -            -            -            -            -
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                             MFS
                                  -----------------------------------------------------------------------------------------

                                      High         High      Strategic    Strategic    Investors    Investors       New
                                     Income       Income      Income       Income        Trust        Trust      Discovery
                                     Series      Series B     Series      Series B      Series      Series B      Series
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2003        42,215      123,968        6,974        6,733      168,930      173,260       60,459
 Units Issued                           6,122      177,548        6,105       51,061        9,848       10,259        2,276
 Units Redeemed                        (5,742)     (15,729)        (888)      (4,478)     (28,988)     (13,098)      (7,978)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2003      42,595      285,787       12,191       53,316      149,790      170,421       54,757
 Units Issued                           1,115      107,961           63        6,345        2,916        3,268        4,385
 Units Redeemed                       (16,831)     (37,034)     (12,254)     (59,661)     (27,173)     (35,619)     (12,177)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004      26,879      356,714            -            -      125,533      138,070       46,965
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                      MFS                                         MetLife
                                  -----------  ----------------------------------------------------------------------------
                                                                            Harris                     MFS            MFS
                                      New         Davis        Davis       Oakmark     Jennison     Investors        Total
                                   Discovery     Venture      Venture      Focused      Growth        Trust          Return
                                   Series B    Value Fund A Value Fund E Value Fund B Portfolio B   Series B        Series A
                                  -----------  ------------ ------------ ------------ -----------  -----------    -----------
Unit Balance at January 1, 2003       305,282            -      396,395      241,463      204,999      115,513              -
 Units Issued                         256,774        2,642    1,351,213      662,811      752,159      352,111          9,575
 Units Redeemed                       (26,877)           -     (197,294)     (68,489)    (212,501)     (16,168)           (19)
                                  -----------  -----------  -----------  -----------  -----------  -----------    -----------
Unit Balance at December 31, 2003     535,179        2,642    1,550,314      835,785      744,657      451,456          9,556
 Units Issued                         211,890        2,975    1,808,347      495,938      725,437      132,275          6,101
 Units Redeemed                       (69,637)        (159)    (982,678)    (574,555)    (584,653)     (89,153)        (1,367)
                                  -----------  -----------  -----------  -----------  -----------  -----------    -----------
Unit Balance at December 31, 2004     677,432        5,458    2,375,983      757,168      885,441      494,578         14,290
                                  ===========  ===========  ===========  ===========  ===========  ===========    ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                             MetLife
                                  ---------------------------------------------------------------------------------------------
                                      MFS        Capital      Capital        Franklin
                                     Total      Guardian     Guardian       Templeton     Met/Putnam       MFS        Putnam
                                     Return    U.S. Equity  U.S. Equity  Small Cap Growth   Voyager     Research   International
                                    Series B    Series A     Series B        Class B      Portfolio B   Mangers B     Stock B
                                  -----------  -----------  -----------  ---------------- -----------  ----------- -------------
Unit Balance at January 1, 2003        54,699            -       47,662              -              -            -            -
 Units Issued                         113,800       12,599      103,249              -         14,731            -      114,097
 Units Redeemed                       (50,504)           -      (32,462)             -         (2,822)           -       (4,560)
                                  -----------  -----------  -----------    -----------    -----------  -----------  -----------
Unit Balance at December 31, 2003     117,995       12,599      118,449              -         11,909            -      109,537
 Units Issued                         137,495      908,311      322,639         14,900         72,862            -       37,921
 Units Redeemed                       (29,254)     (28,617)     (40,280)          (459)        (3,392)           -      (18,284)
                                  -----------  -----------  -----------    -----------    -----------  -----------  -----------
Unit Balance at December 31, 2004     226,236      892,293      400,808         14,441         81,379            -      129,174
                                  ===========  ===========  ===========    ===========    ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                           MetLife
                                  -----------------------------------------------------------------------------------------
                                  Salomon Bros Salomon Bros                                            SSR
                                   Strategic    Strategic       SSR          SSR          SSR         Money        Stock
                                      Bond         Bond       Aurora     Bond Income  Bond Income    Market        Index
                                   Portfolio   Portfolio B  Portfolio B   Portfolio   Portfolio B   Portfolio   Portfolio B
                                  ------------ ------------ -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2003             -            -            -            -            -            -      179,892
 Units Issued                               -            -            -            -            -      352,258      531,434
 Units Redeemed                             -            -            -            -            -     (174,752)    (103,074)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2003           -            -            -            -            -      177,506      608,252
 Units Issued                           9,184       50,407       22,676       20,006        4,818       50,710      448,645
 Units Redeemed                        (1,207)      (8,134)        (640)      (4,160)          (3)    (104,733)    (166,002)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004       7,977       42,273       22,036       15,846        4,815      123,483      890,895
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                        MetLife                                    Oppenheimer
                                  --------------------------------------------------  -------------------------------------
                                                                                                   Main Street
                                  T Rowe Price T Rowe Price T Rowe Price T Rowe Price   Capital     Growth &        High
                                   Large Cap    Large Cap    Small Cap    Small Cap   Appreciation   Income        Income
                                   Portfolio   Portfolio B   Portfolio   Portfolio B      Fund        Fund          Fund
                                  ------------ ------------ ------------ ------------ ------------ -----------  -----------
Unit Balance at January 1, 2003             -            -            -            -       28,516       44,450       22,628
 Units Issued                               -            -            -            -          232        1,678        2,117
 Units Redeemed                             -            -            -            -       (2,605)      (6,108)      (2,794)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2003           -            -            -            -       26,143       40,020       21,951
 Units Issued                          87,847      142,408       40,608       76,946           68          209           76
 Units Redeemed                        (4,945)      (2,163)      (4,593)     (13,322)      (8,638)     (40,229)     (22,027)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004      82,902      140,245       36,015       63,624       17,573            -            -
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                         Oppenheimer                                     Putnam
                                  ------------------------  ---------------------------------------------------------------

                                                Strategic     Growth &     Growth &       New          New
                                      Bond        Bond         Income       Income       Value        Value        Vista
                                      Fund        Fund          Fund        Fund B       Fund         Fund B       Fund
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2003        88,380        9,802      151,743       37,265        7,520        2,191       52,439
 Units Issued                           2,994          931        4,327       13,985          227        3,074          676
 Units Redeemed                       (12,727)        (473)     (31,018)      (2,664)        (713)        (943)      (6,448)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2003      78,647       10,260      125,052       48,586        7,034        4,322       46,667
 Units Issued                             575            -        2,618       21,986            -            -        2,473
 Units Redeemed                       (79,222)     (10,260)     (31,394)     (16,886)      (7,034)      (4,322)     (10,657)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004           -            -       96,276       53,686            -            -       38,483
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                       Putnam                                        Templeton
                                  --------------------------------------------------------------------------------  -----------
                                                                           International International                 Global
                                               International                    New           New         Equity       Income
                                     Vista        Growth     International Opportunities Opportunities    Income     Securities
                                     Fund B        Fund        Equity B        Fund         Fund B        Fund B        Fund
                                  -----------  ------------- ------------- ------------- ------------- -----------  -----------
Unit Balance at January 1, 2003         3,245       118,166       211,901        20,105         2,262            -        4,437
 Units Issued                             490         3,943       156,388           522         1,148       26,541            -
 Units Redeemed                        (1,135)      (24,600)      (30,778)       (2,986)          (58)      (1,759)         (97)
                                  -----------   -----------   -----------   -----------   -----------  -----------  -----------
Unit Balance at December 31, 2003       2,600        97,509       337,511        17,641         3,352       24,782        4,340
 Units Issued                               -         1,781        13,221             4            35      112,244            -
 Units Redeemed                           (47)      (24,015)      (83,565)      (17,645)       (3,387)      (6,650)      (4,340)
                                  -----------   -----------   -----------   -----------   -----------  -----------  -----------
Unit Balance at December 31, 2004       2,553        75,275       267,167             -             -      130,376            -
                                  ===========   ===========   ===========   ===========   ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                          Templeton
                                  -----------------------------------------------------------------------------------------
                                     Global
                                     Income     Franklin     Franklin       Growth       Growth      Foreign      Foreign
                                   Securities   Small Cap    Small Cap    Securities   Securities   Securities   Securities
                                     Fund B       Fund        Fund B         Fund        Fund B        Fund        Fund B
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2003         1,398       50,532       23,112       23,201       10,776       88,500       42,007
 Units Issued                               -        2,727       53,571          384          220       13,090       76,820
 Units Redeemed                          (772)      (8,449)     (10,682)      (5,423)        (993)     (17,389)     (10,844)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2003         626       44,810       66,001       18,162       10,003       84,201      107,983
 Units Issued                               -           98       14,557            9            -        2,754      149,138
 Units Redeemed                          (626)     (44,908)     (80,558)        (701)      (2,267)     (19,338)     (27,263)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004           -            -            -       17,470        7,736       67,617      229,858
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                         Templeton
                                  --------------------------------------------------------------------------------------
                                   Developing   Developing     Mutual       Mutual        Franklin          Franklin
                                    Markets      Markets       Shares       Shares        Large Cap         Large Cap
                                   Securities   Securities   Securities   Securities  Growth Securities Growth Securities
                                      Fund        Fund B        Fund        Fund B          Fund             Fund B
                                  -----------  -----------  -----------  -----------  ----------------- -----------------
Unit Balance at January 1, 2003        48,279      122,225       30,450       99,322          62,103            19,430
 Units Issued                             695      110,494        1,405       28,591           1,350             6,655
 Units Redeemed                        (7,363)     (16,751)      (4,683)      (6,732)        (14,424)             (771)
                                  -----------  -----------  -----------  -----------     -----------       -----------
Unit Balance at December 31, 2003      41,611      215,968       27,172      121,181          49,029            25,314
 Units Issued                             897      109,379        5,660        6,046             121                22
 Units Redeemed                        (9,366)     (42,341)     (32,832)    (127,227)        (49,150)          (25,336)
                                  -----------  -----------  -----------  -----------     -----------       -----------
Unit Balance at December 31, 2004      33,142      283,006            -            -               -                 -
                                  ===========  ===========  ===========  ===========     ===========       ===========

                                   Fidelity
                                  -----------


                                    Growth
                                   Portfolio
                                  -----------
Unit Balance at January 1, 2003         8,263
 Units Issued                             584
 Units Redeemed                        (1,593)
                                  -----------
Unit Balance at December 31, 2003       7,254
 Units Issued                             681
 Units Redeemed                        (3,819)
                                  -----------
Unit Balance at December 31, 2004       4,116
                                  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                           Fidelity
                                  ------------------------------------------------------------------------------------------
                                                               Growth      Growth &      Equity-      Equity-       High
                                    Growth      Contrafund  Opportunities   Income       Income       Income       Income
                                  Portfolio B   Portfolio     Portfolio    Portfolio    Portfolio   Portfolio B  Portfolio B
                                  -----------  -----------  ------------- -----------  -----------  -----------  -----------
Unit Balance at January 1, 2003        19,879        3,272         1,826        5,521          686       13,802        1,547
 Units Issued                          74,629          179            18          341           12        8,152        4,011
 Units Redeemed                        (5,929)        (390)         (126)        (449)         (34)      (1,639)        (241)
                                  -----------  -----------   -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2003      88,579        3,061         1,718        5,413          664       20,315        5,317
 Units Issued                         190,840          106            13          258          306       11,838        3,983
 Units Redeemed                       (26,186)        (155)          (82)      (1,921)        (120)        (959)      (1,664)
                                  -----------  -----------   -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004     253,233        3,012         1,649        3,750          850       31,194        7,636
                                  ===========  ===========   ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                             American Century                                   Dreyfus
                                  --------------------------------------  --------------------------------------------------

                                    Income &                                 Stock        Stock     Disciplined  Disciplined
                                     Growth    International    Value        Index        Index        Stock        Stock
                                      Fund         Fund         Fund         Fund         Fund B     Portfolio   Portfolio B
                                  -----------  ------------- -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2003       566,665        13,507      131,233       11,911       59,105        3,367        5,344
 Units Issued                         293,353         2,252       11,483            -       37,450           62           97
 Units Redeemed                       (84,239)         (755)     (12,875)        (631)     (37,738)        (582)         (75)
                                  -----------   -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2003     775,779        15,004      129,841       11,280       58,817        2,847        5,366
 Units Issued                          31,396            15          353            -          500            -            -
 Units Redeemed                      (807,175)      (15,019)    (130,194)      (3,029)     (12,116)      (2,847)      (5,366)
                                  -----------   -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004           -             -            -        8,251       47,201            -            -
                                  ===========   ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                           Dreyfus                   INVESCO                          PIMCO
                                  ------------------------  ------------------------  -------------------------------------
                                                                                                                 StocksPLUS
                                    Capital      Capital                    High         High          Low        Growth &
                                  Appreciation Appreciation   Dynamics      Yield        Yield      Duration       Income
                                      Fund        Fund B        Fund        Fund       Portfolio    Portfolio    Portfolio
                                  ------------ ------------ -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2003        21,971      164,640      304,467       28,086        9,092       28,815       12,361
 Units Issued                             604       61,686      122,977          215       48,471       23,274       15,288
 Units Redeemed                        (1,987)     (10,925)     (45,382)      (4,249)      (8,882)      (8,087)      (2,265)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2003      20,588      215,401      382,062       24,052       48,681       44,002       25,384
 Units Issued                             340       12,483       15,328           20       27,985       26,340        2,971
 Units Redeemed                       (20,928)    (227,884)    (397,390)     (24,072)     (21,357)     (24,001)        (865)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004           -            -            -            -       55,309       46,341       27,490
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                        PIMCO              Scudder I
                                     -----------  --------------------------

                                        Total
                                       Return     International International
                                      Portfolio     Portfolio    Portfolio B
                                     -----------  ------------- -------------
   Unit Balance at January 1, 2003       255,114        16,042       110,635
    Units Issued                          17,286           441        43,233
    Units Redeemed                       (32,651)         (971)       (8,387)
                                     -----------   -----------   -----------
   Unit Balance at December 31, 2003     239,749        15,512       145,481
    Units Issued                          36,424             8         7,212
    Units Redeemed                       (37,825)      (15,520)     (152,693)
                                     -----------   -----------   -----------
   Unit Balance at December 31, 2004     238,348             -             -
                                     ===========   ===========   ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(7) PURCHASES AND SALES OF INVESTMENTS:
   The cost of purchases and proceeds from the sale of investments for the period ended December 31, 2004 or as indicated below for each sub-account were as follows:

                                                            Purchases      Sales
                                                           ------------ ------------
Met Investors Lord Abbett Growth & Income Portfolio        $ 11,854,908 $ 12,680,507
Met Investors Lord Abbett Growth & Income Portfolio B        16,890,433   11,225,560
Met Investors Lord Abbett Bond Debenture Portfolio            1,079,794    3,373,630
Met Investors Lord Abbett Bond Debenture Portfolio B         10,044,488    8,658,397
Met Investors Lord Abbett Growth Opportunity Portfolio          107,169      296,393
Met Investors Lord Abbett Growth Opportunity Portfolio B        468,478      320,640
Met Investors Lord Abbett Mid-Cap Value Portfolio             2,324,965    1,256,358
Met Investors Lord Abbett Mid-Cap Value Portfolio B           3,857,248      355,166
Met Investors Lord Abbett America's Value Portfolio B         2,352,192      101,299
(a) Met Investors Janus Aggressive Growth Portfolio           2,191,469      348,136
Met Investors Janus Aggressive Growth Portfolio B            12,095,975    5,186,613
(a) Met Investors JP Morgan Quality Bond Portfolio              724,132    7,174,789
(a) Met Investors JP Morgan Quality Bond Portfolio B          2,735,647    7,206,881
(a) Met Investors JP Morgan Select Equity Portfolio             167,196   11,774,993
(a) Met Investors JP Morgan Select Equity Portfolio B           103,093      758,445
Met Investors JP Morgan Small Cap Stock Portfolio               121,692    1,402,596
Met Investors Met/Putnam Capital Opportunities Portfolio B       10,901       15,821
(a) Met Investors Met/Putnam Research Portfolio B               756,788    3,184,917
Met Investors Goldman Sachs Mid-Cap Value Portfolio B         3,145,255    1,620,393
Met Investors Neuberger Berman Real Estate Portfolio B        3,346,786    1,445,997
Met Investors Oppenheimer Capital Appreciation Portfolio      1,011,545      108,862
Met Investors Oppenheimer Capital Appreciation Portfolio B   12,329,337    7,527,800
Met Investors PIMCO Inflation Protected Bond Portfolio B      9,427,208    5,830,225
Met Investors Money Market Portfolio B                        8,502,765    9,084,633
Met Investors PIMCO Total Return Bond Portfolio               5,371,245      111,548
Met Investors PIMCO Total Return Bond Portfolio B            16,253,735    5,716,778
Met Investors PIMCO PEA Innovation Portfolio B                1,502,196    1,086,392
Met Investors T Rowe Price Mid Cap Growth Portfolio           2,403,523      380,802
Met Investors T Rowe Price Mid Cap Growth Portfolio B         4,774,367    3,796,364
Met Investors Turner Mid-Cap Growth Portfolio B               2,648,702    1,510,937
Met Investors MFS Research International Portfolio              748,875    1,082,032
Met Investors MFS Research International Portfolio B          8,427,677    3,220,403
Met Investors AIM Small Cap Growth Portfolio B                4,839,821    4,205,462
Met Investors AIM Mid Cap Core Equity Portfolio B             1,939,432    2,656,588
Met Investors Harris Oakmark International Portfolio B        7,178,044    5,510,825
Met Investors Third Avenue Small Cap Value Portfolio B        4,654,238    5,141,054
Met Investors Defensive Strategy Fund of Fund B               2,777,508        5,679
Met Investors Moderate Strategy Fund of Fund B                7,821,754        3,763
Met Investors Balance Strategy Fund of Fund B                32,128,324        1,430
Met Investors Growth Strategy Fund of Fund B                 35,862,135        1,764
Met Investors Aggressive Strategy Fund of Fund B              4,620,983        3,492

(a) For the period from January 1, 2004 to November 19, 2004.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(7) PURCHASES AND SALES OF INVESTMENTS, CONTINUED:

                                                       Purchases      Sales
                                                      ------------ ------------
Russell Multi-Style Equity Fund                       $     96,632 $    811,297
Russell Aggressive Equity Fund                              36,491      236,390
Russell Non-US Fund                                         41,390      558,196
Russell Core Bond Fund                                     289,419    1,120,400
Russell Real Estate Securities Fund                         44,048      101,046
(d) AIM Premier Equity Fund                                175,285    3,877,610
(d) AIM Premier Equity Fund B                               12,790      399,460
AIM Capital Appreciation Fund                                5,265      340,869
AIM Capital Appreciation Fund B                              2,245        8,574
AIM International Growth Fund                                7,837      153,685
AIM International Growth Fund B                             30,552        5,072
(d) Alliance Premier Growth Portfolio                       15,507    2,310,803
(d) Alliance Premier Growth Portfolio B                  1,236,630    8,738,869
Alliance Bernstein Real Estate Investment Portfolio         75,979      299,345
Alliance Bernstein Real Estate Investment Portfolio B    1,223,544      670,856
(d) Alliance Bernstein Small Cap Portfolio B                   848       67,464
(d) Alliance Bernstein Value Portfolio B                     7,658      256,001
(d) Liberty Newport Tiger Fund Variable                          -       78,623
(d) Goldman Sachs Growth & Income Fund                         558      214,284
(d) Goldman Sachs International Equity Fund                    100      238,437
Scudder II Small Cap Growth Portfolio                        2,056       22,137
Scudder II Dreman Small Cap Value Portfolio                125,737      179,151
Scudder II Government Securities Portfolio                  26,755      330,006
(d) MFS Research Series                                      7,037      686,432
(d) MFS Research Series B                                      394       43,224
(d) MFS Emerging Growth Series                               3,204      533,825
(d) MFS Emerging Growth Series B                             1,802       30,346
MFS High Income Series                                      32,552      197,038
MFS High Income Series B                                 1,222,461      226,662
(d) MFS Strategic Income Series                              8,644      156,788
(d) MFS Strategic Income Series B                          108,839      746,101
MFS Investors Trust Series                                  32,993      281,613
MFS Investors Trust Series B                                23,767      352,625
MFS New Discovery Series                                    27,829       86,872
MFS New Discovery Series B                               1,348,748      213,277
MetLife Davis Venture Value Fund A                          88,343        5,992
MetLife Davis Venture Value Fund E                      16,586,260    8,201,070
MetLife Harris Oakmark Focused Value Fund B              5,520,965    6,797,695
MetLife Jennison Growth Portfolio B                      5,749,901    4,801,510
MetLife MFS Investors Trust Series B                     1,130,368      744,047
MetLife MFS Total Return Series A                          251,036       57,965
MetLife MFS Total Return Series B                        2,006,874      257,542
MetLife Capital Guardian U.S. Equity Series A            9,999,426      338,593

(d) For the period from January 1, 2004 to April 30, 2004.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(7) PURCHASES AND SALES OF INVESTMENTS, CONTINUED:

                                                         Purchases      Sales
                                                        ------------ ------------
MetLife Capital Guardian U.S. Equity Series B           $  3,340,946 $    292,552
MetLife Franklin Templeton Small Cap Growth Portfolio B      134,879       12,304
MetLife Met/Putnam Voyager Portfolio B                       513,431       22,261
MetLife Putnam International Stock B                         463,061      205,431
MetLife Salomon Bros Strategic Bond Portfolio                175,527       25,053
MetLife Salomon Bros Strategic Bond Portfolio B              949,889      166,901
MetLife SSR Aurora Portfolio B                               361,387        8,087
MetLife SSR Bond Income Portfolio                            211,392          139
MetLife SSR Bond Income Portfolio B                          910,868      196,826
MetLife SSR Money Market Portfolio                         1,348,186    1,888,038
MetLife Stock Index Portfolio B                            4,449,682    1,534,243
MetLife T Rowe Price Large Cap Portfolio                     981,223       59,912
MetLife T Rowe Price Large Cap Portfolio B                 1,558,174       12,966
MetLife T Rowe Price Small Cap Portfolio                     503,977       57,711
MetLife T Rowe Price Small Cap Portfolio B                   962,055      188,828
Oppenheimer Capital Appreciation Fund                          1,677      126,281
(d) Oppenheimer Main Street Growth and Income Fund             9,217      401,598
(d) Oppenheimer High Income Fund                              14,568      256,318
(d) Oppenheimer Bond Fund                                     47,915    1,025,596
(d) Oppenheimer Strategic Bond Fund                            6,759      137,058
Putnam Growth & Income Fund                                   50,570      378,317
Putnam Growth & Income Fund B                                312,920      187,574
(d) Putnam New Value Fund                                      1,053       99,321
(d) Putnam New Value Fund B                                      532       60,489
Putnam Vista Fund                                             25,578      115,835
Putnam Vista Fund B                                                -          930
Putnam International Growth Fund                              43,122      350,330
Putnam International Equity Fund B                           129,641    1,072,967
(d) Putnam International New Opportunities Fund                2,229      192,663
(d) Putnam International New Opportunities Fund B                745       36,502
Putnam Equity Income B                                     1,339,095       62,022
(d) Templeton Global Income Securities Fund                        2       62,976
(d) Templeton Global Income Securities Fund B                      -        9,013
(d) Templeton Franklin Small Cap Fund                          1,106      529,042
(d) Templeton Franklin Small Cap Fund B                      133,248      903,013
Templeton Growth Securities Fund                               3,183       12,477
Templeton Growth Securities Fund B                             1,598       35,308
Templeton Foreign Securities Fund                             33,041      198,608
Templeton Foreign Securities Fund B                        1,628,325      144,070
Templeton Developing Markets Securities Fund                  16,593      109,651
Templeton Developing Markets Securities Fund B               823,724      240,273
(d) Templeton Mutual Shares Securities Fund                   75,585      442,829
(d) Templeton Mutual Shares Securities Fund B                 68,350    1,680,970

(d) For the period from January 1, 2004 to April 30, 2004.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(7) PURCHASES AND SALES OF INVESTMENTS, CONTINUED:

                                                           Purchases      Sales
                                                          ------------ ------------
(d) Templeton Franklin Large Cap Growth Securities Fund   $      1,568 $    608,720
(d) Templeton Franklin Large Cap Growth Securities Fund B          255      323,936
Fidelity Growth Portfolio                                        7,356       42,979
Fidelity Growth Portfolio B                                  2,744,869      223,388
Fidelity Contrafund Portfolio                                    1,587        2,783
Fidelity Growth Opportunities Portfolio                            182          901
Fidelity Growth & Income Portfolio                               3,105       21,942
Fidelity Equity-Income Portfolio                                 3,866        1,570
Fidelity Equity-Income Portfolio B                             142,438       14,330
Fidelity High Income Portfolio B                                50,216       20,530
(d) American Century Income & Growth Fund                      307,725    6,735,653
(d) American Century International Fund                            688      104,774
(d) American Century Value Fund                                 35,380    1,825,133
Dreyfus Stock Index Fund                                         1,203       25,193
Dreyfus Stock Index Fund B                                       8,290       98,708
(d) Dreyfus Discipline Stock Portfolio                               3       20,862
(d) Dreyfus Discipline Stock Portfolio B                             -       38,657
(d) Dreyfus Capital Appreciation Portfolio                       2,927      183,987
(d) Dreyfus Capital Appreciation Portfolio B                    94,714    1,962,119
(d) INVESCO Dynamics Fund                                       83,635    2,625,739
(d) INVESCO High Yield Fund                                     24,473      216,815
PIMCO High Yield Portfolio                                     351,904      237,682
PIMCO Low Duration Portfolio                                   324,271      295,928
PIMCO StocksPLUS Growth & Income Portfolio                      28,299       10,369
PIMCO Total Return Portfolio                                   509,621      468,934
(d) Scudder I International Portfolio                            1,299       98,071
(d) Scudder I International Portfolio B                         53,502      955,909
                                                          ------------ ------------
Total                                                     $323,629,221 $211,861,051
                                                          ============ ============

(d) For the period from January 1, 2004 to April 30, 2004.

(8) SUBSEQUENT EVENT:
   On August 25, 2004, Metropolitan Life entered into an agreement to sell its wholly owned subsidiary, SSRM Holdings, Inc. (SSRM) and its subsidiaries State Street Research & Management Company and SSR Realty Advisors Inc. to BlackRock, Inc. Effective January 31, 2005, BlackRock Advisors, Inc. will replace State Street Research & Management Company as subadvisor to all portfolios, series or funds previously managed by State Street Research & Management Company.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS


MetLife Investors Variable Annuity Account Five (the Separate Account) sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values:

                                                                     As of December 31, 2004
                                                             ----------------------------------------
                                                                              Unit
                                                                         Fair Value /1/    Net Assets
                                                               Units   (lowest to highest)   (000)
                                                             --------- ------------------- ----------
Met Investors Lord Abbett Growth & Income Portfolio          1,477,917  $52.34 to $45.35    $69,072
Met Investors Lord Abbett Growth & Income Portfolio B        1,077,514   51.21 to 47.10      51,454
Met Investors Lord Abbett Bond Debenture Portfolio             571,358   12.78 to 16.74       9,797
Met Investors Lord Abbett Bond Debenture Portfolio B         1,336,262   17.98 to 16.91      22,863
Met Investors Lord Abbett Growth Opportunity Portfolio         175,877   10.07 to 9.87        1,737
Met Investors Lord Abbett Growth Opportunity Portfolio B       229,513   10.00 to 9.57        2,255
Met Investors Lord Abbett Mid-Cap Value Portfolio              312,762   23.28 to 23.17       7,458
Met Investors Lord Abbett Mid-Cap Value Portfolio B            573,559   24.66 to 22.66      13,631
Met Investors Lord Abbett America's Value Portfolio B          217,354   14.07 to 13.81       3,041
(b) Met Investors Janus Aggressive Growth Portfolio            207,451        9.89            2,052
Met Investors Janus Aggressive Growth Portfolio B            1,926,130    7.19 to 7.06       13,736
Met Investors Met/Putnam Capital Opportunities Portfolio       328,339    7.71 to 16.50       5,369
Met Investors Met/Putnam Capital Opportunities Portfolio B      28,309   14.07 to 15.54         465
(b) Met Investors Goldman Sachs Mid-Cap Value Portfolio B      175,141   12.02 to 11.90       2,093
(b) Met Investors Neuberger Berman Real Estate Portfolio B     209,815   12.89 to 12.75       2,687
(b) Met Investors Oppenheimer Capital Appreciation Portfolio    89,775       10.24              919
Met Investors Oppenheimer Capital Appreciation Portfolio B   2,151,767    8.37 to 8.22       17,810
Met Investors PIMCO Inflation Protected Bond Portfolio B     1,298,329   11.24 to 11.04      14,486
Met Investors Money Market Portfolio B                         945,457   10.20 to 9.79        9,317
(b) Met Investors PIMCO Total Return Bond Portfolio            433,047   12.48 to 12.21       5,291
Met Investors PIMCO Total Return Bond Portfolio B            2,693,428   12.40 to 11.90      32,347
Met Investors PIMCO PEA Innovation Portfolio B                 327,752    4.35 to 4.27        1,409
(b) Met Investors T Rowe Price Mid Cap Growth Portfolio        328,760    7.19 to 7.08        2,353
Met Investors T Rowe Price Mid Cap Growth Portfolio B        1,539,977    7.22 to 7.00       10,866
(b) Met Investors Turner Mid-Cap Growth Portfolio B            134,802   11.16 to 11.04       1,495
Met Investors MFS Research International Portfolio             351,741   15.82 to 11.09       5,482
Met Investors MFS Research International Portfolio B         1,059,008   11.48 to 11.01      11,761
Met Investors AIM Small Cap Growth Portfolio B                 571,265   12.20 to 11.99       6,898
Met Investors AIM Mid Cap Core Equity Portfolio B              311,710   13.59 to 13.35       4,192
Met Investors Harris Oakmark International Portfolio B         750,426   13.99 to 13.75      10,393
Met Investors Third Avenue Small Cap Value Portfolio B         647,400   14.35 to 14.10       9,209
(c) Met Investors Defensive Strategy Fund of Fund B            273,188   10.11 to 10.10       2,761

                                                                    For the Period Ended December 31, 2004
                                                             ----------------------------------------------------
                                                             Investment       Expense               Total
                                                               Income        Ratio /3/           Return /4/
                                                             Ratio /2/  (lowest to highest) (lowest /5/ to highest)
                                                             ---------- ------------------- ---------------------
Met Investors Lord Abbett Growth & Income Portfolio            0.48%      0.85% to 1.80%      11.97% to 10.90%
Met Investors Lord Abbett Growth & Income Portfolio B          0.36%      0.75% to 2.35%      11.26% to 10.02%
Met Investors Lord Abbett Bond Debenture Portfolio             3.02%      0.85% to 1.80%       7.51% to 6.49%
Met Investors Lord Abbett Bond Debenture Portfolio B           3.05%      0.75% to 2.35%       7.00% to 5.65%
Met Investors Lord Abbett Growth Opportunity Portfolio         0.00%      0.85% to 1.40%      11.80% to 11.19%
Met Investors Lord Abbett Growth Opportunity Portfolio B       0.00%      0.75% to 1.90%      11.52% to 10.67%
Met Investors Lord Abbett Mid-Cap Value Portfolio              0.54%      0.85% to 1.80%      23.77% to 22.59%
Met Investors Lord Abbett Mid-Cap Value Portfolio B            0.46%      0.75% to 1.90%      17.01% to 16.12%
Met Investors Lord Abbett America's Value Portfolio B          3.63%      0.75% to 1.90%      13.50% to 15.51%
(b) Met Investors Janus Aggressive Growth Portfolio            0.00%          1.40%                7.30%
Met Investors Janus Aggressive Growth Portfolio B              0.00%      1.30% to 2.35%       8.75% to 5.92%
Met Investors Met/Putnam Capital Opportunities Portfolio       0.00%      0.85% to 1.40%      17.53% to 16.89%
Met Investors Met/Putnam Capital Opportunities Portfolio B     0.00%      0.75% to 1.90%      16.10% to 17.44%
(b) Met Investors Goldman Sachs Mid-Cap Value Portfolio B      1.51%      0.75% to 2.35%      20.24% to 18.98%
(b) Met Investors Neuberger Berman Real Estate Portfolio B     5.95%      0.75% to 2.35%      28.90% to 27.55%
(b) Met Investors Oppenheimer Capital Appreciation Portfolio   4.93%          1.40%                5.21%
Met Investors Oppenheimer Capital Appreciation Portfolio B     3.40%      1.30% to 2.35%       6.26% to 3.93%
Met Investors PIMCO Inflation Protected Bond Portfolio B       5.15%      1.30% to 2.35%       7.60% to 6.47%
Met Investors Money Market Portfolio B                         0.66%      0.75% to 2.35%       0.02% to (1.70%)
(b) Met Investors PIMCO Total Return Bond Portfolio            1.08%      0.85% to 1.40%       4.36% to 3.78%
Met Investors PIMCO Total Return Bond Portfolio B              6.91%      0.75% to 2.35%       4.10% to 2.54%
Met Investors PIMCO PEA Innovation Portfolio B                 0.08%      1.30% to 2.35%     (5.55%) to (6.54%)
(b) Met Investors T Rowe Price Mid Cap Growth Portfolio        0.00%      1.40% to 1.80%      16.51% to 16.04%
Met Investors T Rowe Price Mid Cap Growth Portfolio B          0.00%      0.85% to 2.35%      16.82% to 15.08%
(b) Met Investors Turner Mid-Cap Growth Portfolio B            0.00%      0.75% to 2.35%      11.64% to 10.47%
Met Investors MFS Research International Portfolio             0.22%      0.85% to 1.80%      18.71% to 17.58%
Met Investors MFS Research International Portfolio B           0.27%      0.75% to 2.35%      15.31% to 16.78%
Met Investors AIM Small Cap Growth Portfolio B                 0.00%      1.30% to 2.35%       5.05% to 3.95%
Met Investors AIM Mid Cap Core Equity Portfolio B              0.00%      1.30% to 2.35%      12.92% to 11.74%
Met Investors Harris Oakmark International Portfolio B         0.00%      1.30% to 2.35%      18.96% to 17.72%
Met Investors Third Avenue Small Cap Value Portfolio B         1.29%      1.30% to 2.35%      24.87% to 23.56%
(c) Met Investors Defensive Strategy Fund of Fund B            9.06%      1.30% to 2.35%       1.13% to 1.59%

(b) For the period from May 3, 2004 to December 31, 2004.

(c) For the period from November 22, 2004 to December 31, 2004.

/1 /Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2 /These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3 /These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4 /These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS


                                                                    As of December 31, 2004
                                                            ----------------------------------------
                                                                             Unit
                                                                        Fair Value /1/    Net Assets
                                                              Units   (lowest to highest)   (000)
                                                            --------- ------------------- ----------
(c) Met Investors Moderate Strategy Fund of Fund B            764,679  $10.23 to $10.22     $7,820
(c) Met Investors Balance Strategy Fund of Fund B           3,117,330   10.40 to 10.38      32,389
(c) Met Investors Growth Strategy Fund of Fund B            3,436,681   10.61 to 10.59      36,432
(c) Met Investors Aggressive Strategy Fund of Fund B          442,136   10.69 to 10.68      4,724
Russell Multi-Style Equity Fund                               337,256       11.23           3,786
Russell Aggressive Equity Fund                                 64,676       12.78            826
Russell Non-US Fund                                           145,232       12.74           1,851
Russell Core Bond Fund                                        199,538       13.88           2,769
Russell Real Estate Securities Fund                            18,880       23.09            436
AIM Premier Equity Fund                                         9,470   10.75 to 10.59       101
AIM Capital Appreciation Fund                                 235,067    6.06 to 11.03      2,456
AIM Capital Appreciation Fund B                                10,413   21.25 to 19.81       116
AIM International Growth Fund                                  28,358    7.86 to 12.18       340
AIM International Growth Fund B                                 8,038   18.21 to 16.98        98
Alliance Bernstein Real Estate Investment Portfolio            46,180       18.99            877
Alliance Bernstein Real Estate Investment Portfolio B         275,565   20.86 to 20.41      5,199
Scudder II Small Cap Growth Portfolio                          22,123    9.02 to 8.89        200
Scudder II Dreman Small Cap Value Portfolio                    26,921   16.10 to 15.86       432
Scudder II Government Securities Portfolio                     30,818   13.46 to 13.26       415
MFS High Income Series                                         26,879       12.14            326
MFS High Income Series B                                      356,714   15.65 to 14.79      4,347
MFS Investors Trust Series                                    125,533       10.69           1,341
MFS Investors Trust Series B                                  138,070   10.59 to 10.43      1,453
MFS New Discovery Series                                       46,965        7.53            354
MFS New Discovery Series B                                    677,432   14.57 to 13.99      5,270
MetLife Davis Venture Value Fund A                              5,458       31.50            172
MetLife Davis Venture Value Fund E                          2,375,983   33.15 to 11.73      28,251
MetLife Harris Oakmark Focused Value Fund B                   757,168   15.14 to 14.88      11,320
MetLife Jennison Growth Portfolio B                           885,441   10.50 to 10.31      9,215
MetLife MFS Investors Trust Series B                          494,578   11.05 to 8.29       5,372
MetLife MFS Total Return Series A                              14,290       42.33            605
MetLife MFS Total Return Series B                             226,236   44.85 to 36.59      3,199
MetLife Capital Guardian U.S. Equity Series A                 892,293   11.62 to 11.45      10,222
MetLife Capital Guardian U.S. Equity Series B                 400,808   11.59 to 11.24      4,587
(b) MetLife Franklin Templeton Small Cap Growth Portfolio B    14,441    9.79 to 9.58        140
MetLife Met/Putnam Voyager Portfolio B                         81,379    4.55 to 4.31        666
MetLife Putnam International Stock B                          129,174   14.76 to 12.61      1,895
(b) MetLife Salomon Bros Strategic Bond Portfolio               7,977       20.23            161

                                                                   For the Period Ended December 31, 2004
                                                            ----------------------------------------------------
                                                            Investment       Expense               Total
                                                              Income        Ratio /3/           Return /4/
                                                            Ratio /2/  (lowest to highest) (lowest /5/ to highest)
                                                            ---------- ------------------- ---------------------
(c) Met Investors Moderate Strategy Fund of Fund B            7.04%      1.30% to 2.35%       2.33% to 2.08%
(c) Met Investors Balance Strategy Fund of Fund B             4.94%      1.30% to 2.35%       3.97% to 2.79%
(c) Met Investors Growth Strategy Fund of Fund B              3.23%      1.30% to 2.35%       6.08% to 3.45%
(c) Met Investors Aggressive Strategy Fund of Fund B          1.18%      1.30% to 2.35%       6.93% to 3.67%
Russell Multi-Style Equity Fund                               0.76%          1.40%                8.28%
Russell Aggressive Equity Fund                                0.16%          1.40%                13.13%
Russell Non-US Fund                                           1.80%          1.40%                16.65%
Russell Core Bond Fund                                        3.45%          1.40%                3.21%
Russell Real Estate Securities Fund                           2.60%          1.40%                33.01%
AIM Premier Equity Fund                                       0.03%      1.40% to 1.80%       4.30% to 3.88%
AIM Capital Appreciation Fund                                 0.00%      0.85% to 1.80%       5.72% to 4.72%
AIM Capital Appreciation Fund B                               0.00%      1.30% to 1.90%       4.96% to 4.33%
AIM International Growth Fund                                 0.57%      0.85% to 1.80%      22.95% to 21.79%
AIM International Growth Fund B                               0.59%      1.30% to 1.90%      18.13% to 17.66%
Alliance Bernstein Real Estate Investment Portfolio           2.14%          1.40%                33.74%
Alliance Bernstein Real Estate Investment Portfolio B         2.22%      1.30% to 1.90%      33.53% to 36.66%
Scudder II Small Cap Growth Portfolio                         0.00%      1.40% to 1.80%       9.48% to 9.04%
Scudder II Dreman Small Cap Value Portfolio                   0.89%      1.40% to 1.80%      24.27% to 23.77%
Scudder II Government Securities Portfolio                    3.75%      1.40% to 1.80%       2.31% to 1.90%
MFS High Income Series                                        5.22%          1.40%                7.63%
MFS High Income Series B                                      4.42%      1.30% to 1.90%       7.41% to 6.77%
MFS Investors Trust Series                                    0.64%          1.40%                9.80%
MFS Investors Trust Series B                                  0.45%      1.40% to 1.80%       9.58% to 9.14%
MFS New Discovery Series                                      0.00%          1.40%                5.03%
MFS New Discovery Series B                                    0.00%      1.30% to 1.90%       4.83% to 4.20%
MetLife Davis Venture Value Fund A                            0.02%          1.40%                10.80%
MetLife Davis Venture Value Fund E                            0.54%      0.75% to 2.35%       8.13% to 9.53%
MetLife Harris Oakmark Focused Value Fund B                   0.00%      1.30% to 2.35%       8.23% to 7.10%
MetLife Jennison Growth Portfolio B                           0.01%      1.30% to 2.35%       7.53% to 6.40%
MetLife MFS Investors Trust Series B                          0.35%      0.85% to 1.90%      10.23% to 9.07%
MetLife MFS Total Return Series A                             2.62%          1.40%                10.17%
MetLife MFS Total Return Series B                             2.40%      0.75% to 1.90%       9.20% to 8.90%
MetLife Capital Guardian U.S. Equity Series A                 0.36%      0.85% to 1.40%       8.37% to 7.77%
MetLife Capital Guardian U.S. Equity Series B                 1.12%      0.75% to 1.90%       7.78% to 6.95%
(b) MetLife Franklin Templeton Small Cap Growth Portfolio B   0.00%      1.30% to 1.90%       9.71% to 10.35%
MetLife Met/Putnam Voyager Portfolio B                        0.00%      0.75% to 1.90%       4.85% to 2.69%
MetLife Putnam International Stock B                          1.21%      0.75% to 1.90%      17.09% to 15.75%
(b) MetLife Salomon Bros Strategic Bond Portfolio             0.00%          1.40%                5.13%

(b) For the period from May 3, 2004 to December 31, 2004.

(c) For the period from November 22, 2004 to December 31, 2004.

/1 /Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2 /These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3 /These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4 /These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS


                                                           As of December 31, 2004
                                                    --------------------------------------
                                                                   Unit
                                                              Fair Value /1/    Net Assets
                                                     Units  (lowest to highest)   (000)
                                                    ------- ------------------- ----------
(b) MetLife Salomon Bros Strategic Bond Portfolio B  42,273  $21.13 to $18.80       $833
(b) MetLife SSR Aurora Portfolio B                   22,036   18.66 to 17.72         399
(b) MetLife SSR Bond Income Portfolio                15,846       47.26              749
(c) MetLife SSR Bond Income Portfolio B               4,815   45.83 to 40.31         212
MetLife SSR Money Market Portfolio                  123,483   10.01 to 9.91        1,224
MetLife Stock Index Portfolio B                     890,895   11.39 to 11.19      10,028
(b) MetLife T Rowe Price Large Cap Portfolio         82,902   12.66 to 12.24       1,016
(b) MetLife T Rowe Price Large Cap Portfolio B      140,245   12.59 to 11.73       1,696
(b) MetLife T Rowe Price Small Cap Portfolio         36,015   13.96 to 13.38         482
(b) MetLife T Rowe Price Small Cap Portfolio B       63,624   13.78 to 12.69         837
Oppenheimer Capital Appreciation Fund                17,573       14.24              250
Putnam Growth & Income Fund                          96,276       12.48            1,201
Putnam Growth & Income Fund B                        53,686   54.11 to 44.54         735
Putnam Vista Fund                                    38,483       11.72              451
Putnam Vista Fund B                                   2,553   14.13 to 13.47          29
Putnam International Growth Fund                     75,275       15.41            1,160
Putnam International Equity B                       267,167   15.25 to 15.02       4,054
Putnam Equity Income B                              130,376   13.40 to 13.15       1,739
Templeton Growth Securities Fund                     17,470   12.52 to 16.64         274
Templeton Growth Securities Fund B                    7,736   15.83 to 15.28         120
Templeton Foreign Securities Fund                    67,617   10.45 to 11.02         744
Templeton Foreign Securities Fund B                 229,858   28.26 to 24.42       2,852
Templeton Developing Markets Securities Fund         33,142       12.89              427
Templeton Developing Markets Securities Fund B      283,006    8.56 to 8.12        3,430
Fidelity Growth Portfolio                             4,116       11.66               48
Fidelity Growth Portfolio B                         253,233   53.20 to 47.68       3,690
Fidelity Contrafund Portfolio                         3,012       15.65               47
Fidelity Growth Opportunities Portfolio               1,649        8.74               14
Fidelity Growth & Income Portfolio                    3,750       11.82               44
Fidelity Equity-Income Portfolio                        850       12.99               11
Fidelity Equity-Income Portfolio B                   31,194   53.35 to 47.82         397
Fidelity High Income Portfolio B                      7,636   17.89 to 15.93          94
Dreyfus Stock Index Fund                              8,251        8.47               70
Dreyfus Stock Index Fund B                           47,201    8.36 to 8.24          392
PIMCO High Yield Portfolio                           55,309   12.95 to 12.44         702
PIMCO Low Duration Portfolio                         46,341   12.24 to 11.82         561
PIMCO StocksPLUS Growth Portfolio                    27,490   13.15 to 12.61         246
PIMCO Total Return Portfolio                        238,348   13.24 to 13.04       3,143

                                                           For the Period Ended December 31, 2004
                                                    ----------------------------------------------------
                                                    Investment       Expense               Total
                                                      Income        Ratio /3/           Return /4/
                                                    Ratio /2/  (lowest to highest) (lowest /5/ to highest)
                                                    ---------- ------------------- ---------------------
(b) MetLife Salomon Bros Strategic Bond Portfolio B   0.00%      0.75% to 1.90%       5.50% to 4.29%
(b) MetLife SSR Aurora Portfolio B                    0.00%      0.75% to 1.90%      14.20% to 12.89%
(b) MetLife SSR Bond Income Portfolio                 0.00%          1.40%                2.98%
(c) MetLife SSR Bond Income Portfolio B               0.00%      1.30% to 1.90%       1.83% to 2.21%
MetLife SSR Money Market Portfolio                    0.97%      0.85% to 1.40%       0.13% to (0.42%)
MetLife Stock Index Portfolio B                       0.67%      1.30% to 2.35%       8.85% to 7.71%
(b) MetLife T Rowe Price Large Cap Portfolio          0.00%      0.85% to 1.40%       8.99% to 8.40%
(b) MetLife T Rowe Price Large Cap Portfolio B        0.00%      0.75% to 1.90%       8.89% to 7.64%
(b) MetLife T Rowe Price Small Cap Portfolio          0.00%      0.85% to 1.40%      10.14% to 9.54%
(b) MetLife T Rowe Price Small Cap Portfolio B        0.00%      0.85% to 1.90%       7.00% to 8.89%
Oppenheimer Capital Appreciation Fund                 0.33%          1.40%                5.45%
Putnam Growth & Income Fund                           1.78%          1.40%                9.81%
Putnam Growth & Income Fund B                         1.35%      0.75% to 1.90%       9.02% to 9.02%
Putnam Vista Fund                                     0.00%          1.40%                17.25%
Putnam Vista Fund B                                   0.00%      1.30% to 1.90%      14.00% to 13.55%
Putnam International Growth Fund                      1.73%          1.40%                14.86%
Putnam International Equity B                         1.56%      1.40% to 1.80%      14.58% to 14.12%
Putnam Equity Income B                                0.06%      0.75% to 1.90%      10.75% to 9.71%
Templeton Growth Securities Fund                      1.24%      0.85% to 1.40%      15.26% to 14.63%
Templeton Growth Securities Fund B                    1.20%      0.85% to 1.80%      15.04% to 13.95%
Templeton Foreign Securities Fund                     1.13%      0.85% to 1.40%      17.86% to 17.22%
Templeton Foreign Securities Fund B                   1.01%      0.75% to 1.90%      17.64% to 14.79%
Templeton Developing Markets Securities Fund          1.85%          1.40%                23.09%
Templeton Developing Markets Securities Fund B        1.78%      1.30% to 1.90%      22.95% to 22.46%
Fidelity Growth Portfolio                             0.32%          1.40%                1.94%
Fidelity Growth Portfolio B                           0.07%      1.30% to 1.90%       3.97% to 3.56%
Fidelity Contrafund Portfolio                         0.33%          1.40%                13.87%
Fidelity Growth Opportunities Portfolio               0.53%          1.40%                5.70%
Fidelity Growth & Income Portfolio                    1.10%          1.40%                4.32%
Fidelity Equity-Income Portfolio                      1.47%          1.40%                9.98%
Fidelity Equity-Income Portfolio B                    1.09%      1.30% to 1.90%       9.79% to 9.13%
Fidelity High Income Portfolio B                      5.03%      1.30% to 1.90%       7.97% to 7.32%
Dreyfus Stock Index Fund                              1.69%          1.40%                9.10%
Dreyfus Stock Index Fund B                            1.37%      1.40% to 1.80%       8.81% to 8.38%
PIMCO High Yield Portfolio                            6.60%      1.30% to 1.90%       8.14% to 7.50%
PIMCO Low Duration Portfolio                          1.43%      1.30% to 1.90%       0.52% to (0.09%)
PIMCO StocksPLUS Growth Portfolio                     1.73%      1.30% to 1.90%       9.38% to 8.72%
PIMCO Total Return Portfolio                          2.46%      1.40% to 1.80%       3.39% to 2.97%

(b) For the period from May 3, 2004 to December 31, 2004.

(c) For the period from November 22, 2004 to December 31, 2004.

/1 /Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2 /These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3 /These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4 /These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS


MetLife Investors Variable Annuity Account Five (the Separate Account) sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values.

                                                                     As of December 31, 2003
                                                             ----------------------------------------
                                                                              Unit
                                                                         Fair Value /1/    Net Assets
                                                               Units   (lowest to highest)   (000)
                                                             --------- ------------------- ----------
Met Investors Lord Abbett Growth & Income Portfolio          1,473,075  $12.36 to $43.37    $61,997
Met Investors Lord Abbett Growth & Income Portfolio B          924,447   43.71 to 42.81      39,697
Met Investors Lord Abbett Bond Debenture Portfolio             722,054   11.88 to 16.21      11,588
Met Investors Lord Abbett Bond Debenture Portfolio B         1,264,841   16.34 to 16.00      20,280
Met Investors Lord Abbett Growth Opportunity Portfolio         194,968    9.01 to 8.87        1,731
Met Investors Lord Abbett Growth Opportunity Portfolio B       210,859    8.93 to 8.70        1,861
Met Investors Lord Abbett Mid-Cap Value Portfolio              264,080   18.81 to 19.45       5,128
Met Investors Lord Abbett Mid-Cap Value Portfolio B            414,631   19.60 to 19.11       8,021
(f) Met Investors Lord Abbett America's Value Portfolio B       44,618   12.04 to 11.96         536
Met Investors Janus Aggressive Growth Portfolio B              813,652    6.72 to 6.67        5,421
Met Investors JP Morgan Quality Bond Portfolio                 455,059   13.01 to 14.78       6,710
Met Investors JP Morgan Quality Bond Portfolio B               330,145   14.90 to 14.52       4,846
Met Investors JP Morgan Select Equity Portfolio                728,149    9.03 to 15.21      11,032
Met Investors JP Morgan Select Equity Portfolio B               40,804   15.32 to 14.94         618
Met Investors Met/Putnam Capital Opportunities Portfolio       410,336    6.56 to 14.12       5,750
Met Investors Met/Putnam Capital Opportunities Portfolio B      28,266   14.22 to 13.87         397
Met Investors Met/Putnam Research Portfolio B                  313,112    7.73 to 7.67        2,398
Met Investors Oppenheimer Capital Appreciation Portfolio B   1,646,831    7.97 to 7.91       13,019
(f) Met Investors PIMCO Inflation Protected Bond Portfolio B   987,643   10.44 to 10.37      10,285
Met Investors PIMCO Money Market Portfolio B                   994,912   10.17 to 9.96        9,901
Met Investors PIMCO Total Return Bond Portfolio B            1,932,340   11.69 to 11.61      22,410
Met Investors PIMCO Innovation Portfolio B                     207,465    4.60 to 4.57          947
Met Investors T Rowe Price Mid Cap Growth Portfolio B        1,363,312    6.18 to 6.09        8,294
(g) Met Investors MFS Research International Portfolio         368,393   13.33 to 13.28       4,892
Met Investors MFS Research International Portfolio B           461,284    9.58 to 9.43        4,345
Met Investors AIM Small Cap Growth Portfolio B                 486,382   11.61 to 11.53       5,609
Met Investors AIM Mid Cap Core Equity Portfolio B              361,906   12.03 to 11.95       4,326
Met Investors Harris Oakmark International Portfolio B         556,151   11.76 to 11.68       6,500
Met Investors Third Avenue Small Cap Value Portfolio B         653,846   11.49 to 11.41       7,472
Russell Multi-Style Equity Fund                                404,799       10.37            4,185
Russell Aggressive Equity Fund                                  83,897       11.29              945
Russell Non-US Fund                                            192,864       10.92            2,100
Russell Core Bond Fund                                         268,670       13.45            3,598

                                                                    For the Year Ended December 31, 2003
                                                             --------------------------------------------------
                                                             Investment       Expense              Total
                                                               Income        Ratio /3/          Return /4/
                                                             Ratio /2/  (lowest to highest) (lowest to highest)
                                                             ---------- ------------------- -------------------
Met Investors Lord Abbett Growth & Income Portfolio            0.97%      0.85% to 1.40%     29.95% to 29.24%
Met Investors Lord Abbett Growth & Income Portfolio B          0.78%      0.85% to 2.35%     29.63% to 23.90%
Met Investors Lord Abbett Bond Debenture Portfolio             1.71%      0.85% to 1.40%     18.51% to 17.86%
Met Investors Lord Abbett Bond Debenture Portfolio B           2.55%      0.85% to 2.35%     18.15% to 8.88%
Met Investors Lord Abbett Growth Opportunity Portfolio         0.00%      0.85% to 1.40%     35.28% to 34.54%
Met Investors Lord Abbett Growth Opportunity Portfolio B       0.00%      0.85% to 1.80%     34.56% to 33.29%
Met Investors Lord Abbett Mid-Cap Value Portfolio              0.69%      0.85% to 1.40%     25.09% to 24.41%
Met Investors Lord Abbett Mid-Cap Value Portfolio B            0.74%      0.85% to 1.80%     24.81% to 23.63%
(f) Met Investors Lord Abbett America's Value Portfolio B      4.98%      0.85% to 1.80%     20.37% to 19.61%
Met Investors Janus Aggressive Growth Portfolio B              0.00%      1.30% to 2.35%     22.00% to 21.15%
Met Investors JP Morgan Quality Bond Portfolio                 3.56%      0.85% to 1.40%      3.11% to 2.55%
Met Investors JP Morgan Quality Bond Portfolio B               4.93%      0.85% to 1.80%      2.88% to 1.91%
Met Investors JP Morgan Select Equity Portfolio                0.60%      0.85% to 1.40%     32.37% to 31.64%
Met Investors JP Morgan Select Equity Portfolio B              0.43%      0.85% to 1.80%     32.07% to 30.83%
Met Investors Met/Putnam Capital Opportunities Portfolio       0.00%      0.85% to 1.40%     27.64% to 26.94%
Met Investors Met/Putnam Capital Opportunities Portfolio B     0.00%      0.85% to 1.80%     27.19% to 25.99%
Met Investors Met/Putnam Research Portfolio B                  0.00%      1.30% to 2.35%     20.26% to 19.42%
Met Investors Oppenheimer Capital Appreciation Portfolio B     0.00%      1.30% to 2.35%     21.75% to 20.90%
(f) Met Investors PIMCO Inflation Protected Bond Portfolio B   0.77%      1.30% to 2.35%      4.43% to 3.70%
Met Investors PIMCO Money Market Portfolio B                   0.39%      0.85% to 2.35%    (0.42%) to (1.33%)
Met Investors PIMCO Total Return Bond Portfolio B              1.64%      1.30% to 2.35%      0.64% to (0.06%)
Met Investors PIMCO Innovation Portfolio B                     0.00%      1.30% to 2.35%     39.26% to 38.29%
Met Investors T Rowe Price Mid Cap Growth Portfolio B          0.00%      0.85% to 2.35%     35.48% to 27.90%
(g) Met Investors MFS Research International Portfolio         0.80%      0.85% to 1.40%     33.30% to 32.80%
Met Investors MFS Research International Portfolio B           0.90%      0.85% to 2.35%     30.93% to 28.59%
Met Investors AIM Small Cap Growth Portfolio B                 0.00%      1.30% to 2.35%     33.33% to 32.40%
Met Investors AIM Mid Cap Core Equity Portfolio B              1.45%      1.30% to 2.35%     23.70% to 22.83%
Met Investors Harris Oakmark International Portfolio B         1.67%      1.30% to 2.35%     34.41% to 33.47%
Met Investors Third Avenue Small Cap Value Portfolio B         0.48%      1.30% to 2.35%     35.61% to 34.67%
Russell Multi-Style Equity Fund                                0.74%          1.40%               27.07%
Russell Aggressive Equity Fund                                 0.10%          1.40%               43.58%
Russell Non-US Fund                                            2.68%          1.40%               36.86%
Russell Core Bond Fund                                         3.57%          1.40%               4.68%

(f) For the period from May 1, 2003 to December 31, 2003.

(g) For the period from April 25, 2003 to December 31, 2003.

/1 /Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2 /These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3 /These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4 /These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS


                                                             As of December 31, 2003
                                                      --------------------------------------
                                                                     Unit
                                                                Fair Value /1/    Net Assets
                                                       Units  (lowest to highest)   (000)
                                                      ------- ------------------- ----------
Russell Real Estate Securities Fund                    23,129       $17.36           $399
AIM Premier Equity Fund                               397,987    6.17 to 10.20      3,869
AIM Premier Equity Fund B                              58,086    6.14 to 10.15        395
AIM Capital Appreciation Fund                         263,868    5.74 to 10.54      2,638
AIM Capital Appreciation Fund B                        10,879   10.61 to 10.50        115
AIM International Growth Fund                          41,405    6.39 to 10.00        409
AIM International Growth Fund B                         5,482   10.06 to 9.95          55
Alliance Premier Growth Portfolio                     218,641       10.68           2,336
Alliance Premier Growth Portfolio B                   728,968   10.59 to 10.48      7,696
Alliance Bernstein Real Estate Investment Portfolio    61,311       14.20             871
Alliance Bernstein Real Estate Investment Portfolio B 241,586   14.10 to 13.95      3,396
Alliance Bernstein Small Cap Portfolio B               17,193   14.23 to 14.08        244
Alliance Bernstein Value Portfolio B                    6,137   10.85 to 10.73         66
Liberty Newport Tiger Fund, Variable Series             6,585   12.04 to 11.91         79
Goldman Sachs Growth & Income Fund                     22,500    9.28 to 9.18         209
Goldman Sachs International Equity Fund                23,216   10.48 to 10.37        243
Scudder II Dreman High Return Equity Portfolio              -       12.69               -
Scudder II Small Cap Growth Portfolio                  24,288    8.24 to 8.15         200
Scudder II Dreman Small Cap Value Portfolio            30,583   12.95 to 12.81        396
Scudder II Government Securities Portfolio             56,381   13.15 to 13.01        719
MFS Bond Series                                             -       13.88               -
MFS Research Series                                    67,950        9.93             675
MFS Research Series B                                   4,306    9.87 to 9.76          42
MFS Emerging Growth Series                             52,066       10.07             524
MFS Emerging Growth Series B                            2,825   10.00 to 9.89          28
MFS High Income Series                                 42,595       11.28             481

                                                             For the Year Ended December 31, 2003
                                                      --------------------------------------------------
                                                      Investment       Expense              Total
                                                        Income        Ratio /3/          Return /4/
                                                      Ratio /2/  (lowest to highest) (lowest to highest)
                                                      ---------- ------------------- -------------------
Russell Real Estate Securities Fund                     5.18%          1.40%               35.30%
AIM Premier Equity Fund                                 0.29%      0.85% to 1.80%     24.02% to 22.85%
AIM Premier Equity Fund B                               0.28%      0.85% to 1.80%     23.77% to 22.60%
AIM Capital Appreciation Fund                           0.00%      0.85% to 1.80%     28.42% to 27.21%
AIM Capital Appreciation Fund B                         0.00%      1.40% to 1.80%     27.39% to 26.88%
AIM International Growth Fund                           0.51%      0.85% to 1.80%     27.97% to 26.76%
AIM International Growth Fund B                         0.51%      1.40% to 1.80%     26.81% to 26.31%
Alliance Premier Growth Portfolio                       0.00%          1.40%               21.95%
Alliance Premier Growth Portfolio B                     0.00%      1.40% to 1.80%     21.65% to 21.17%
Alliance Bernstein Real Estate Investment Portfolio     2.65%          1.40%               37.36%
Alliance Bernstein Real Estate Investment Portfolio B   2.38%      1.40% to 1.80%     37.09% to 36.55%
Alliance Bernstein Small Cap Portfolio B                0.51%      1.40% to 1.80%     38.94% to 38.38%
Alliance Bernstein Value Portfolio B                    0.74%      1.40% to 1.80%     26.68% to 26.17%
Liberty Newport Tiger Fund, Variable Series             0.02%      1.40% to 1.80%     42.78% to 42.21%
Goldman Sachs Growth & Income Fund                      1.33%      1.40% to 1.80%     22.63% to 22.14%
Goldman Sachs International Equity Fund                 4.20%      1.40% to 1.80%     33.61% to 33.08%
Scudder II Dreman High Return Equity Portfolio          3.73%          1.40%               30.09%
Scudder II Small Cap Growth Portfolio                   0.00%      1.40% to 1.80%     31.10% to 30.57%
Scudder II Dreman Small Cap Value Portfolio             1.18%      1.40% to 1.80%     40.06% to 39.50%
Scudder II Government Securities Portfolio              2.77%      1.40% to 1.80%      0.84% to 0.43%
MFS Bond Series                                         9.79%          1.40%               7.82%
MFS Research Series                                     0.67%          1.40%               22.97%
MFS Research Series B                                   0.42%      1.40% to 1.80%     22.64% to 22.15%
MFS Emerging Growth Series                              0.00%          1.40%               28.42%
MFS Emerging Growth Series B                            0.00%      1.40% to 1.80%     28.13% to 27.62%
MFS High Income Series                                  3.99%          1.40%               16.32%


/1 /Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2 /These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3 /These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4 /These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                      As of December 31, 2003
                                              ----------------------------------------
                                                               Unit
                                                          Fair Value /1/    Net Assets
                                                Units   (lowest to highest)   (000)
                                              --------- ------------------- ----------
MFS High Income Series B                        285,787   $11.17 to 11.05     $3,181
MFS Strategic Income Series                      12,191        12.75             155
MFS Strategic Income Series B                    53,316   12.67 to 12.53         675
MFS Investors Trust Series                      149,790        9.73            1,458
MFS Investors Trust Series B                    170,421    9.66 to 9.56        1,639
MFS New Discovery Series                         54,757        7.17              392
MFS New Discovery Series B                      535,179    7.12 to 7.04        3,795
(f) MetLife Davis Venture Value Fund A            2,642        28.43              75
MetLife Davis Venture Value Fund E            1,550,314   10.87 to 10.71      16,596
MetLife Harris Oakmark Focused Value Fund B     835,785   13.99 to 13.89      11,593
MetLife Jennison Growth Portfolio B             744,657    9.76 to 9.69        7,229
MetLife MFS Investors Trust Series B            451,456    10.02 to 9.86       4,477
(f) MetLife MFS Total Return Series A             9,556        38.42             367
MetLife MFS Total Return Series B               117,995   10.60 to 10.43       1,243
MetLife Capital Guardian U.S. Equity Series A    12,599   10.73 to 10.63         134
MetLife Capital Guardian U.S. Equity Series B   118,449   10.69 to 10.52       1,257
(f) MetLife Met/Putnam Voyager Portfolio B       11,909   11.78 to 11.70         140
(f) MetLife MFS Research B                            -   11.83 to 11.80           -
(f) MetLife Putnam International Stock B        109,537   12.67 to 12.59       1,382
(g) MetLife SSR Money Market Portfolio          177,506    9.99 to 9.96        1,765

                                                     For the Year Ended December 31, 2003
                                              --------------------------------------------------
                                              Investment       Expense              Total
                                                Income        Ratio /3/          Return /4/
                                              Ratio /2/  (lowest to highest) (lowest to highest)
                                              ---------- ------------------- -------------------
MFS High Income Series B                        3.34%      1.40% to 1.80%     16.06% to 15.60%
MFS Strategic Income Series                     3.89%          1.40%               8.85%
MFS Strategic Income Series B                   3.95%      1.40% to 1.80%      8.57% to 8.13%
MFS Investors Trust Series                      0.66%          1.40%               20.45%
MFS Investors Trust Series B                    0.46%      1.40% to 1.80%     20.14% to 19.66%
MFS New Discovery Series                        0.00%          1.40%               31.86%
MFS New Discovery Series B                      0.00%      1.40% to 1.80%     31.58% to 31.05%
(f) MetLife Davis Venture Value Fund A          0.00%          1.40%               26.06%
MetLife Davis Venture Value Fund E              0.22%      0.85% to 2.35%     29.63% to 25.13%
MetLife Harris Oakmark Focused Value Fund B     0.05%      1.30% to 2.35%     27.88% to 26.99%
MetLife Jennison Growth Portfolio B             0.13%      1.30% to 2.35%     20.98% to 20.13%
MetLife MFS Investors Trust Series B            0.20%      0.85% to 1.80%     20.50% to 19.36%
(f) MetLife MFS Total Return Series A           0.00%          1.40%               12.83%
MetLife MFS Total Return Series B               1.05%      0.85% to 1.80%     15.74% to 14.65%
MetLife Capital Guardian U.S. Equity Series A   0.00%      0.85% to 1.40%     26.31% to 25.85%
MetLife Capital Guardian U.S. Equity Series B   0.50%      0.85% to 1.80%     36.28% to 35.00%
(f) MetLife Met/Putnam Voyager Portfolio B      0.00%      0.85% to 1.80%     17.75% to 17.01%
(f) MetLife MFS Research B                      0.00%      1.40% to 1.80%     18.29% to 17.97%
(f) MetLife Putnam International Stock B        0.00%      0.85% to 1.80%     26.69% to 25.89%
(g) MetLife SSR Money Market Portfolio          0.84%      0.85% to 1.40%    (0.07%) to (0.45%)

(f) For the period from May 1, 2003 to December 31, 2003.

(g) For the period from April 25, 2003 to December 31, 2003.

/1 /Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2 /These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3 /These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4 /These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                             As of December 31, 2003
                                                      --------------------------------------
                                                                     Unit
                                                                Fair Value /1/    Net Assets
                                                       Units  (lowest to highest)   (000)
                                                      ------- ------------------- ----------
MetLife Stock Index Portfolio B                       608,252  $10.46 to $10.39     $6,315
Oppenheimer Capital Appreciation Fund                  26,143       13.51              353
Oppenheimer Main Street Growth & Income Fund           40,020        9.89              396
Oppenheimer High Income Fund                           21,951       11.44              251
Oppenheimer Bond Fund                                  78,647       12.91            1,015
Oppenheimer Strategic Bond Fund                        10,260       13.30              136
Putnam Growth & Income Fund                           125,052       11.36            1,421
Putnam Growth & Income Fund B                          48,586   11.30 to 11.14         546
Putnam New Value Fund                                   7,034       13.99               98
Putnam New Value Fund B                                 4,322   13.88 to 13.73          60
Putnam Vista Fund                                      46,667        9.99              466
Putnam Vista Fund B                                     2,600    9.92 to 9.81           26
Putnam International Growth Fund                       97,509       13.42            1,309
Putnam International Equity B                         337,511   13.31 to 13.16       4,476
Putnam International New Opportunities Fund            17,641       10.97              194
Putnam International New Opportunities Fund B           3,352   10.88 to 10.76          36
(f) Putnam Equity Income B                             24,782   12.08 to 12.01         299
Templeton Global Income Securities Fund                 4,340   15.68 to 14.76          64
Templeton Global Income Securities Fund B                 626   14.85 to 14.47           9
Templeton Franklin Small Cap Fund                      44,810    5.83 to 11.71         522
Templeton Franklin Small Cap Fund B                    66,001   11.78 to 11.48         766
Templeton Growth Securities Fund                       18,162   10.86 to 14.51         247
Templeton Growth Securities Fund B                     10,003   13.76 to 13.41         136
Templeton Foreign Securities Fund                      84,201    8.86 to 9.40          791
Templeton Foreign Securities Fund B                   107,983    9.47 to 9.24        1,009
Templeton Developing Markets Securities Fund           41,611       10.47              436
Templeton Developing Markets Securities Fund B        215,968   10.36 to 10.25       2,231
Templeton Mutual Shares Securities Fund                27,172       13.25              360
Templeton Mutual Shares Securities Fund B             121,181   13.25 to 12.99       1,585
Templeton Franklin Large Cap Growth Securities Fund    49,029    8.19 to 12.71         598
Templeton Franklin Large Cap Growth Securities Fund B  25,314   12.80 to 12.48         322
Fidelity Growth Portfolio                               7,254       11.44               83
Fidelity Growth Portfolio B                            88,579   11.33 to 11.21       1,002
Fidelity Contrafund Portfolio                           3,061       13.74               42
Fidelity Growth Opportunities Portfolio                 1,718        8.27               14
Fidelity Growth & Income Portfolio                      5,413       11.33               61
Fidelity Equity-Income Portfolio                          664       11.81                8

                                                             For the Year Ended December 31, 2003
                                                      --------------------------------------------------
                                                      Investment       Expense              Total
                                                        Income        Ratio /3/          Return /4/
                                                      Ratio /2/  (lowest to highest) (lowest to highest)
                                                      ---------- ------------------- -------------------
MetLife Stock Index Portfolio B                          1.31%     1.30% to 2.35%     21.24% to 20.39%
Oppenheimer Capital Appreciation Fund                    0.38%         1.40%               29.13%
Oppenheimer Main Street Growth & Income Fund             0.95%         1.40%               24.96%
Oppenheimer High Income Fund                             6.64%         1.40%               22.24%
Oppenheimer Bond Fund                                    5.62%         1.40%               5.29%
Oppenheimer Strategic Bond Fund                          6.11%         1.40%               16.43%
Putnam Growth & Income Fund                              2.09%         1.40%               25.92%
Putnam Growth & Income Fund B                            1.60%     0.85% to 1.80%     23.55% to 25.11%
Putnam New Value Fund                                    1.55%         1.40%               31.02%
Putnam New Value Fund B                                  1.48%     1.40% to 1.80%     30.64% to 30.12%
Putnam Vista Fund                                        0.00%         1.40%               31.57%
Putnam Vista Fund B                                      0.00%     1.40% to 1.80%     31.32% to 30.79%
Putnam International Growth Fund                         1.11%         1.40%               27.10%
Putnam International Equity B                            0.78%     1.40% to 1.80%     26.74% to 26.24%
Putnam International New Opportunities Fund              0.59%         1.40%               31.74%
Putnam International New Opportunities Fund B            0.32%     1.40% to 1.80%     31.36% to 30.83%
(f) Putnam Equity Income B                               1.05%     0.85% to 1.80%     20.82% to 20.05%
Templeton Global Income Securities Fund                  7.69%     0.85% to 1.40%     21.68% to 21.01%
Templeton Global Income Securities Fund B               10.01%     0.85% to 1.80%     21.40% to 20.25%
Templeton Franklin Small Cap Fund                        0.00%     0.85% to 1.40%     36.44% to 35.70%
Templeton Franklin Small Cap Fund B                      0.00%     0.85% to 1.80%     36.08% to 34.80%
Templeton Growth Securities Fund                         1.61%     0.85% to 1.40%     31.50% to 30.78%
Templeton Growth Securities Fund B                       1.53%     0.85% to 1.80%     31.02% to 29.78%
Templeton Foreign Securities Fund                        1.85%     0.85% to 1.40%     31.43% to 30.71%
Templeton Foreign Securities Fund B                      1.32%     0.85% to 1.80%     31.09% to 29.86%
Templeton Developing Markets Securities Fund             1.37%         1.40%               51.60%
Templeton Developing Markets Securities Fund B           1.12%     1.40% to 1.80%     50.87% to 50.27%
Templeton Mutual Shares Securities Fund                  1.10%         1.40%               23.74%
Templeton Mutual Shares Securities Fund B                0.99%     0.85% to 1.80%     24.09% to 22.92%
Templeton Franklin Large Cap Growth Securities Fund      0.76%     0.85% to 1.40%     26.06% to 25.37%
Templeton Franklin Large Cap Growth Securities Fund B    0.74%     0.85% to 1.80%     25.87% to 24.68%
Fidelity Growth Portfolio                                0.34%         1.40%               31.00%
Fidelity Growth Portfolio B                              0.04%     1.40% to 1.80%     30.70% to 30.18%
Fidelity Contrafund Portfolio                            0.46%         1.40%               26.68%
Fidelity Growth Opportunities Portfolio                  0.78%         1.40%               28.07%
Fidelity Growth & Income Portfolio                       1.19%         1.40%               22.05%
Fidelity Equity-Income Portfolio                         1.78%         1.40%               28.52%

(f) For the period from May 1, 2003 to December 31, 2003.

/1 /Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2 /These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3 /These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4 /These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                  As of December 31, 2003
                                           --------------------------------------
                                                          Unit
                                                     Fair Value /1/    Net Assets
                                            Units  (lowest to highest)   (000)
                                           ------- ------------------- ----------
Fidelity Equity-Income Portfolio B          20,315  $11.67 to $11.55      $236
Fidelity High Income Portfolio B             5,317   11.49 to 11.37         61
American Century Income & Growth Fund      775,779    8.34 to 8.25       6,449
American Century International Fund         15,004    6.93 to 6.85         104
American Century Value Fund                129,841   13.62 to 13.47      1,762
Dreyfus Stock Index Fund                    11,280        7.77              88
Dreyfus Stock Index Fund B                  58,817    7.69 to 7.60         450
Dreyfus Disciplined Stock Portfolio          2,847        7.35              21
Dreyfus Disciplined Stock Portfolio B        5,366    7.29 to 7.21          39
Dreyfus Capital Appreciation Portfolio      20,588        8.72             179
Dreyfus Capital Appreciation Portfolio B   215,401    8.62 to 8.53       1,850
INVESCO Dynamics Fund                      382,062    6.57 to 6.50       2,503
INVESCO High Yield Fund                     24,052    8.88 to 8.78         213
PIMCO High Yield Portfolio                  48,681   11.76 to 11.63        572
PIMCO Low Duration Portfolio                44,002   12.09 to 11.96        531
PIMCO StocksPLUS Growth & Income Portfolio  25,384    8.20 to 8.11         208
PIMCO Total Return Portfolio               239,749   12.81 to 12.67      3,061
Scudder I International Portfolio           15,512        6.21              96
Scudder I International Portfolio B        145,481    6.19 to 6.12         896

                                                  For the Year Ended December 31, 2003
                                           --------------------------------------------------
                                           Investment       Expense              Total
                                             Income        Ratio /3/          Return /4/
                                           Ratio /2/  (lowest to highest) (lowest to highest)
                                           ---------- ------------------- -------------------
Fidelity Equity-Income Portfolio B           1.41%      1.40% to 1.80%     28.22% to 27.71%
Fidelity High Income Portfolio B             3.52%      1.40% to 1.80%     24.99% to 24.49%
American Century Income & Growth Fund        1.16%      1.40% to 1.80%     27.56% to 27.05%
American Century International Fund          0.72%      1.40% to 1.80%     22.78% to 22.29%
American Century Value Fund                  1.07%      1.40% to 1.80%     27.17% to 26.66%
Dreyfus Stock Index Fund                     1.50%          1.40%               26.58%
Dreyfus Stock Index Fund B                   1.25%      1.40% to 1.80%     26.28% to 25.77%
Dreyfus Disciplined Stock Portfolio          0.76%          1.40%               21.81%
Dreyfus Disciplined Stock Portfolio B        0.70%      1.40% to 1.80%     21.60% to 21.11%
Dreyfus Capital Appreciation Portfolio       1.42%          1.40%               19.49%
Dreyfus Capital Appreciation Portfolio B     1.30%      1.40% to 1.80%     19.15% to 18.67%
INVESCO Dynamics Fund                        0.00%      1.40% to 1.80%     35.91% to 35.37%
INVESCO High Yield Fund                      5.98%      1.40% to 1.80%     23.30% to 22.81%
PIMCO High Yield Portfolio                   7.12%      1.40% to 1.80%     21.23% to 20.74%
PIMCO Low Duration Portfolio                 1.70%      1.40% to 1.80%      0.93% to 0.52%
PIMCO StocksPLUS Growth & Income Portfolio   2.40%      1.40% to 1.80%     28.57% to 28.06%
PIMCO Total Return Portfolio                 2.83%      1.40% to 1.80%      3.60% to 3.18%
Scudder I International Portfolio            0.76%          1.40%               25.98%
Scudder I International Portfolio B          0.53%      1.40% to 1.80%     25.75% to 25.24%

/1 /Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2 /These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3 /These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4 /These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS


MetLife Investors Variable Annuity Account Five (the Separate Account) sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values.

                                                                   As of December 31, 2002
                                                           ----------------------------------------
                                                                            Unit
                                                                       Fair Value /1/    Net Assets
                                                             Units   (lowest to highest)   (000)
                                                           --------- ------------------- ----------
Met Investors Lord Abbett Growth & Income Portfolio        1,206,060   $9.51 to $33.56    $39,226
Met Investors Lord Abbett Growth & Income Portfolio B        450,427   33.02 to 33.72      15,041
Met Investors Lord Abbett Bond Debenture Portfolio           747,689   10.03 to 13.76      10,183
Met Investors Lord Abbett Bond Debenture Portfolio B         430,647   13.54 to 13.83       5,894
Met Investors Lord Abbett Developing Growth Portfolio        176,243    4.97 to 7.44        1,298
Met Investors Lord Abbett Developing Growth Portfolio B       43,484    7.36 to 7.48          323
Met Investors Lord Abbett Growth Opportunity Portfolio        14,456    6.60 to 6.66           96
Met Investors Lord Abbett Growth Opportunity Portfolio B     115,356    6.53 to 6.63          760
Met Investors Lord Abbett Mid-Cap Value Portfolio            280,337   15.03 to 15.63       4,375
Met Investors Lord Abbett Mid-Cap Value Portfolio B          249,099   15.46 to 15.71       3,882
Met Investors Janus Aggressive Growth Portfolio B            174,539    5.14 to 5.20          903
Met Investors JP Morgan Enhanced Index Portfolio           1,124,941    6.15 to 12.71      14,199
Met Investors JP Morgan Enhanced Index Portfolio B            28,934   12.57 to 12.77         367
Met Investors JP Morgan International Equity Portfolio       546,459    5.30 to 8.69        4,720
Met Investors JP Morgan International Equity Portfolio B       6,305    8.59 to 8.73           55
Met Investors JP Morgan Quality Bond Portfolio               564,014   12.62 to 14.41       8,115
Met Investors JP Morgan Quality Bond Portfolio B             196,386   14.25 to 14.48       2,818
Met Investors JP Morgan Select Equity Portfolio              838,784    6.82 to 11.55       9,658
Met Investors JP Morgan Select Equity Portfolio B             43,054   11.42 to 11.60         496
Met Investors JP Morgan Small Cap Stock Portfolio            471,470    5.14 to 11.12       5,210
Met Investors Met/Putnam Capital Opportunities Portfolio B    27,938   11.01 to 11.18         310
Met Investors Met/Putnam Research Portfolio B                104,003    6.22 to 6.30          651
Met Investors Oppenheimer Capital Appreciation Portfolio B   422,075    6.21 to 6.28        2,639
Met Investors PIMCO Money Market Portfolio B                 598,780   10.00 to 10.21       6,031
Met Investors PIMCO Total Return Bond Portfolio B            619,041   11.22 to 11.36       6,997
Met Investors PIMCO Innovation Portfolio B                    86,859    2.92 to 2.96          256
Met Investors T Rowe Price Mid Cap Growth Portfolio B        274,466    4.49 to 4.56        1,240
Met Investors MFS Research International Portfolio B         193,659    7.20 to 7.32        1,404
Met Investors AIM Small Cap Growth Portfolio B               163,481    8.38 to 8.47        1,380
Met Investors AIM Mid Cap Core Equity Portfolio B             82,588    9.57 to 9.67          796
Met Investors Harris Oakmark International Portfolio B        67,294    8.74 to 8.83          592
(h) Met Investors Third Avenue Small Cap Value Portfolio B    82,338    8.19 to 8.23          676
GACC Money Market Fund                                       270,289   10.93 to 12.44       3,339

                                                                  For the Year Ended December 31, 2002
                                                           ---------------------------------------------------
                                                           Investment       Expense              Total
                                                             Income        Ratio /3/          Return /4/
                                                           Ratio /2/  (lowest to highest) (lowest to highest)
                                                           ---------- ------------------- --------------------
Met Investors Lord Abbett Growth & Income Portfolio          0.87%      0.85% to 1.40%    (19.09%) to (18.64%)
Met Investors Lord Abbett Growth & Income Portfolio B        1.54%      0.85% to 2.25%    (19.94%) to (18.81%)
Met Investors Lord Abbett Bond Debenture Portfolio           9.14%      0.85% to 1.40%     (1.77%) to (1.23%)
Met Investors Lord Abbett Bond Debenture Portfolio B         5.78%      0.85% to 2.25%     (2.79%) to (1.42%)
Met Investors Lord Abbett Developing Growth Portfolio        0.00%      0.85% to 1.40%    (29.98%) to (29.59%)
Met Investors Lord Abbett Developing Growth Portfolio B      0.00%      0.85% to 1.80%    (30.40%) to (29.74%)
Met Investors Lord Abbett Growth Opportunity Portfolio       0.00%      0.85% to 1.40%    (25.30%) to (24.89%)
Met Investors Lord Abbett Growth Opportunity Portfolio B     0.00%      0.85% to 1.80%    (25.76%) to (25.05%)
Met Investors Lord Abbett Mid-Cap Value Portfolio            0.48%      0.85% to 1.40%    (10.57%) to (10.08%)
Met Investors Lord Abbett Mid-Cap Value Portfolio B          0.68%      0.85% to 1.80%    (11.20%) to (10.35%)
Met Investors Janus Aggressive Growth Portfolio B            0.01%      1.40% to 2.25%    (29.44%) to (28.84%)
Met Investors JP Morgan Enhanced Index Portfolio             0.84%      0.85% to 1.40%    (26.00%) to (25.59%)
Met Investors JP Morgan Enhanced Index Portfolio B           1.27%      0.85% to 1.80%    (26.46%) to (25.75%)
Met Investors JP Morgan International Equity Portfolio       0.00%      0.85% to 1.40%    (17.52%) to (17.07%)
Met Investors JP Morgan International Equity Portfolio B     0.00%      0.85% to 1.80%    (18.00%) to (17.22%)
Met Investors JP Morgan Quality Bond Portfolio               4.72%      0.85% to 1.40%       7.44% to 8.03%
Met Investors JP Morgan Quality Bond Portfolio B             7.86%      0.85% to 1.80%       6.66% to 7.67%
Met Investors JP Morgan Select Equity Portfolio              0.57%      0.85% to 1.40%    (26.68%) to (26.28%)
Met Investors JP Morgan Select Equity Portfolio B            0.70%      0.85% to 1.80%    (27.15%) to (26.46%)
Met Investors JP Morgan Small Cap Stock Portfolio            0.08%      0.85% to 1.40%    (22.15%) to (21.72%)
Met Investors Met/Putnam Capital Opportunities Portfolio B   0.09%      0.85% to 1.80%    (22.60%) to (21.86%)
Met Investors Met/Putnam Research Portfolio B                0.70%      1.40% to 2.25%    (22.58%) to (21.91%)
Met Investors Oppenheimer Capital Appreciation Portfolio B   0.01%      1.40% to 2.25%    (26.41%) to (25.78%)
Met Investors PIMCO Money Market Portfolio B                 0.87%      0.85% to 2.25%      (1.15%) to 0.24%
Met Investors PIMCO Total Return Bond Portfolio B            0.00%      1.40% to 2.25%       6.86% to 7.77%
Met Investors PIMCO Innovation Portfolio B                   0.00%      1.40% to 2.25%    (51.83%) to (51.42%)
Met Investors T Rowe Price Mid Cap Growth Portfolio B        0.00%      0.85% to 2.25%    (45.29%) to (44.51%)
Met Investors MFS Research International Portfolio B         0.26%      1.40% to 2.25%    (13.77%) to (12.55%)
Met Investors AIM Small Cap Growth Portfolio B               0.00%      1.40% to 2.25%    (29.12%) to (28.51%)
Met Investors AIM Mid Cap Core Equity Portfolio B            0.02%      1.40% to 2.25%    (12.80%) to (12.06%)
Met Investors Harris Oakmark International Portfolio B       0.25%      1.40% to 2.25%    (19.92%) to (19.23%)
(h) Met Investors Third Avenue Small Cap Value Portfolio B   0.38%      1.40% to 2.25%    (18.14%) to (17.68%)
GACC Money Market Fund                                       2.92%      0.85% to 1.40%       0.23% to 0.78%

(h) For the period from May 1, 2002 to December 31, 2002.

/1 /Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

/2 /These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/3 /These ratios represent the annualized contract expenses of the Separate
          Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4 /These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS


                                                             As of December 31, 2002
                                                      --------------------------------------
                                                                     Unit
                                                                Fair Value /1/    Net Assets
                                                       Units  (lowest to highest)   (000)
                                                      ------- ------------------- ----------
Russell Multi-Style Equity Fund                       425,735       $8.16           $3,468
Russell Aggressive Equity Fund                         91,516        7.87              719
Russell Non-US Fund                                   206,107        7.98            1,642
Russell Core Bond Fund                                278,477       12.85            3,568
Russell Real Estate Securities Fund                    25,541       12.83              327
AIM Premier Equity Fund                               472,364    4.97 to 8.41        3,696
(h) AIM Premier Equity Fund B                          30,604    4.96 to 8.39          171
AIM Capital Appreciation Fund                         304,127    4.47 to 8.40        2,370
(h) AIM Capital Appreciation Fund B                     2,472    8.27 to 8.33           21
AIM International Growth Fund                          49,469    5.00 to 8.00          385
(h) AIM International Growth Fund B                     1,735    7.87 to 7.93           14
Alliance Premier Growth Portfolio                     251,537        8.76            2,204
Alliance Premier Growth Portfolio B                   365,675    8.65 to 8.71        3,176
Alliance Bernstein Real Estate Investment Portfolio    74,299       10.34              766
Alliance Bernstein Real Estate Investment Portfolio B 121,702   10.21 to 10.28       1,248
Alliance Bernstein Small Cap Portfolio B               10,480   10.18 to 10.24         107
Alliance Bernstein Value Portfolio B                    5,322    8.51 to 8.56           45
Liberty Newport Tiger Fund, Variable Series             6,888    8.37 to 8.43           58
Goldman Sachs Growth & Income Fund                     23,127    7.52 to 7.57          175
Goldman Sachs International Equity Fund                24,711    7.79 to 7.84          194
Scudder II Dreman High Return Equity Portfolio             10        9.76               98
Scudder II Small Cap Growth Portfolio                  25,164    6.24 to 6.29          158
Scudder II Dreman Small Cap Value Portfolio            39,894    9.19 to 9.25          369
Scudder II Government Securities Portfolio             73,057   12.96 to 13.04         934
MFS Bond Series                                            10       12.87              129
MFS Research Series                                    75,386        8.08              609
MFS Research Series B                                   4,142    7.99 to 8.05           33
MFS Emerging Growth Series                             67,529        7.84              529
MFS Emerging Growth Series B                              740    7.75 to 7.81            6
MFS High Income Series                                 42,215        9.70              409
MFS High Income Series B                              123,968    9.56 to 9.63        1,191
MFS Strategic Income Series                             6,974       11.71               82
MFS Strategic Income Series B                           6,733   11.59 to 11.67          78
MFS Investors Trust Series                            168,930        8.08            1,365
MFS Investors Trust Series B                          173,260    7.99 to 8.04        1,390
MFS New Discovery Series                               60,459        5.44              329
MFS New Discovery Series B                            305,282    5.37 to 5.41        1,647
MetLife Davis Venture Value E                         396,395    8.26 to 8.39        3,296
MetLife Harris Oakmark Focused Value B                241,463   10.59 to 10.71       2,573

                                                             For the Year Ended December 31, 2002
                                                      ---------------------------------------------------
                                                      Investment       Expense              Total
                                                        Income        Ratio /3/          Return /4/
                                                      Ratio /2/  (lowest to highest) (lowest to highest)
                                                      ---------- ------------------- --------------------
Russell Multi-Style Equity Fund                         0.60%          1.40%               (24.26%)
Russell Aggressive Equity Fund                          0.00%          1.40%               (20.18%)
Russell Non-US Fund                                     1.51%          1.40%               (16.33%)
Russell Core Bond Fund                                  2.92%          1.40%                7.33%
Russell Real Estate Securities Fund                     5.11%          1.40%                2.36%
AIM Premier Equity Fund                                 0.30%      0.85% to 1.80%    (31.51%) to (30.85%)
(h) AIM Premier Equity Fund B                           0.68%      0.85% to 1.80%    (31.70%) to (31.05%)
AIM Capital Appreciation Fund                           0.00%      0.85% to 1.80%    (25.71%) to (25.00%)
(h) AIM Capital Appreciation Fund B                     0.00%      1.40% to 1.80%    (25.85%) to (25.55%)
AIM International Growth Fund                           0.49%      0.85% to 1.80%    (17.18%) to (16.39%)
(h) AIM International Growth Fund B                     0.94%      1.40% to 1.80%    (17.43%) to (17.10%)
Alliance Premier Growth Portfolio                       0.00%          1.40%               (31.61%)
Alliance Premier Growth Portfolio B                     0.00%      1.40% to 1.80%    (32.08%) to (31.80%)
Alliance Bernstein Real Estate Investment Portfolio     2.45%          1.40%                1.18%
Alliance Bernstein Real Estate Investment Portfolio B   2.46%      1.40% to 1.80%       0.48% to 0.89%
Alliance Bernstein Small Cap Portfolio B                0.14%      1.40% to 1.80%     (8.04%) to (7.68%)
Alliance Bernstein Value Portfolio B                    0.10%      1.40% to 1.80%    (14.51%) to (14.16%)
Liberty Newport Tiger Fund, Variable Series             1.18%      1.40% to 1.80%    (18.45%) to (18.12%)
Goldman Sachs Growth & Income Fund                      1.29%      1.40% to 1.80%    (12.92%) to (12.57%)
Goldman Sachs International Equity Fund                 0.95%      1.40% to 1.80%    (19.80%) to (19.47%)
Scudder II Dreman High Return Equity Portfolio          0.92%          1.40%               (19.17%)
Scudder II Small Cap Growth Portfolio                   0.00%      1.40% to 1.80%    (34.65%) to (34.39%)
Scudder II Dreman Small Cap Value Portfolio             0.38%      1.40% to 1.80%    (12.93%) to (12.58%)
Scudder II Government Securities Portfolio              3.59%      1.40% to 1.80%       6.12% to 6.55%
MFS Bond Series                                         5.69%          1.40%                7.41%
MFS Research Series                                     0.28%          1.40%               (25.59%)
MFS Research Series B                                   0.10%      1.40% to 1.80%    (26.07%) to (25.77%)
MFS Emerging Growth Series                              0.00%          1.40%               (34.68%)
MFS Emerging Growth Series B                            0.00%      1.40% to 1.80%    (35.04%) to (34.78%)
MFS High Income Series                                  6.79%          1.40%                1.14%
MFS High Income Series B                                5.23%      1.40% to 1.80%       0.50% to 0.90%
MFS Strategic Income Series                             0.94%          1.40%                6.90%
MFS Strategic Income Series B                           0.05%      1.40% to 1.80%       6.26% to 6.68%
MFS Investors Trust Series                              0.56%          1.40%               (22.06%)
MFS Investors Trust Series B                            0.43%      1.40% to 1.80%    (22.56%) to (22.25%)
MFS New Discovery Series                                0.00%          1.40%               (32.58%)
MFS New Discovery Series B                              0.00%      1.40% to 1.80%    (33.02%) to (32.75%)
MetLife Davis Venture Value E                           0.54%      0.85% to 2.25%    (18.41%) to (17.26%)
MetLife Harris Oakmark Focused Value B                  0.10%      1.40% to 2.25%    (11.09%) to (10.33%)

(h) For the period from May 1, 2002 to December 31, 2002.

/1 /Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

/2 /These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/3 /These ratios represent the annualized contract expenses of the Separate
          Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4 /These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS


                                                             As of December 31, 2002
                                                      --------------------------------------
                                                                     Unit
                                                                Fair Value /1/    Net Assets
                                                       Units  (lowest to highest)   (000)
                                                      ------- ------------------- ----------
(h) MetLife Jennison Growth B                         204,999   $7.58 to $7.63      $1,561
(h) MetLife MFS Investors Trust Series B              115,513    8.26 to 8.32          957
(h) MetLife MFS Total Return Series B                  54,699    9.10 to 9.16          499
(h) MetLife Capital Guardian U.S. Equity Series B      47,662    7.80 to 7.85          373
MetLife Stock Index Portfolio B                       179,892    8.20 to 8.29        1,486
Oppenheimer Capital Appreciation Fund                  28,516       10.46              298
Oppenheimer Main Street Growth & Income Fund           44,450        7.92              352
Oppenheimer High Income Fund                           22,628        9.36              212
Oppenheimer Bond Fund                                  88,380       12.26            1,083
Oppenheimer Strategic Bond Fund                         9,802       11.43              112
Putnam Growth & Income Fund                           151,743        9.02            1,369
Putnam Growth & Income Fund B                          37,265    8.90 to 8.97          334
Putnam New Value Fund                                   7,520       10.68               80
Putnam New Value Fund B                                 2,191   10.55 to 10.62          23
Putnam Vista Fund                                      52,439        7.60              398
Putnam Vista Fund B                                     3,245    7.50 to 7.55           24
Putnam International Growth Fund                      118,166       10.56            1,248
Putnam International Equity B                         211,901   10.43 to 10.50       2,219
Putnam International New Opportunities Fund            20,105        8.33              167
Putnam International New Opportunities Fund B           2,262    8.22 to 8.28           19
Templeton Global Income Securities Fund                 4,437   12.20 to 12.89          54
Templeton Global Income Securities Fund B               1,398   12.03 to 12.23          17
Templeton Franklin Small Cap Fund                      50,532    4.27 to 8.63          434
Templeton Franklin Small Cap Fund B                    23,112    8.52 to 8.66          198
Templeton Growth Securities Fund                       23,201    8.26 to 11.10         245
Templeton Growth Securities Fund B                     10,776   10.33 to 10.50         112
Templeton Foreign Securities Fund                      88,500    6.74 to 7.19          636
Templeton Foreign Securities Fund B                    42,007    7.11 to 7.23          302
Templeton Developing Markets Securities Fund           48,279        6.91              333
Templeton Developing Markets Securities Fund B        122,225    6.82 to 6.87          837
Templeton Mutual Shares Securities Fund                30,450       10.71              326
Templeton Mutual Shares Securities Fund B              99,322   10.56 to 10.68       1,054
Templeton Franklin Large Cap Growth Securities Fund    62,103    6.50 to 10.14         609
Templeton Franklin Large Cap Growth Securities Fund B  19,430   10.01 to 10.17         197
Fidelity Growth Portfolio                               8,263        8.73               72
Fidelity Growth Portfolio B                            19,879    8.61 to 8.67          172
Fidelity Contrafund Portfolio                           3,272       10.85               35
Fidelity Growth Opportunities Portfolio                 1,826        6.46               12
Fidelity Growth & Income Portfolio                      5,521        9.28               51

                                                             For the Year Ended December 31, 2002
                                                      ---------------------------------------------------
                                                      Investment       Expense              Total
                                                        Income        Ratio /3/          Return /4/
                                                      Ratio /2/  (lowest to highest) (lowest to highest)
                                                      ---------- ------------------- --------------------
(h) MetLife Jennison Growth B                            0.00%     1.40% to 2.25%    (24.15%) to (23.72%)
(h) MetLife MFS Investors Trust Series B                 0.00%     0.85% to 1.80%    (21.75%) to (21.00%)
(h) MetLife MFS Total Return Series B                    0.00%     0.85% to 1.80%     (7.20%) to (6.31%)
(h) MetLife Capital Guardian U.S. Equity Series B        0.00%     0.85% to 1.80%    (22.05%) to (21.55%)
MetLife Stock Index Portfolio B                          0.49%     1.40% to 2.25%    (24.24%) to (23.60%)
Oppenheimer Capital Appreciation Fund                    0.62%         1.40%               (27.88%)
Oppenheimer Main Street Growth & Income Fund             0.79%         1.40%               (19.93%)
Oppenheimer High Income Fund                            10.85%         1.40%               (3.75%)
Oppenheimer Bond Fund                                    7.14%         1.40%                7.56%
Oppenheimer Strategic Bond Fund                          6.72%         1.40%                5.95%
Putnam Growth & Income Fund                              1.82%         1.40%               (19.92%)
Putnam Growth & Income Fund B                            0.59%     1.40% to 1.80%    (20.43%) to (20.12%)
Putnam New Value Fund                                    1.14%         1.40%               (16.62%)
Putnam New Value Fund B                                  0.77%     1.40% to 1.80%    (17.11%) to (16.78%)
Putnam Vista Fund                                        0.00%         1.40%               (31.35%)
Putnam Vista Fund B                                      0.00%     1.40% to 1.80%    (31.84%) to (31.57%)
Putnam International Growth Fund                         1.05%         1.40%               (18.67%)
Putnam International Equity B                            0.64%     1.40% to 1.80%    (19.14%) to (18.82%)
Putnam International New Opportunities Fund              0.91%         1.40%               (14.67%)
Putnam International New Opportunities Fund B            0.48%     1.40% to 1.80%    (15.17%) to (14.83%)
Templeton Global Income Securities Fund                  1.18%     0.85% to 1.40%      19.76% to 20.42%
Templeton Global Income Securities Fund B                1.19%     0.85% to 1.80%      18.99% to 20.12%
Templeton Franklin Small Cap Fund                        0.42%     0.85% to 1.40%    (29.52%) to (29.13%)
Templeton Franklin Small Cap Fund B                      0.24%     0.85% to 1.80%    (29.96%) to (29.29%)
Templeton Growth Securities Fund                         2.62%     0.85% to 1.40%    (19.46%) to (19.01%)
Templeton Growth Securities Fund B                       2.46%     0.85% to 1.80%    (19.95%) to (19.18%)
Templeton Foreign Securities Fund                        1.75%     0.85% to 1.40%    (19.54%) to (19.10%)
Templeton Foreign Securities Fund B                      1.53%     0.85% to 1.80%    (20.02%) to (19.25%)
Templeton Developing Markets Securities Fund             1.63%         1.40%               (1.35%)
Templeton Developing Markets Securities Fund B           1.48%     1.40% to 1.80%     (1.93%) to (1.54%)
Templeton Mutual Shares Securities Fund                  1.09%         1.40%               (12.79%)
Templeton Mutual Shares Securities Fund B                0.95%     0.85% to 1.80%    (13.39%) to (12.56%)
Templeton Franklin Large Cap Growth Securities Fund      0.82%     0.85% to 1.40%    (24.01%) to (23.59%)
Templeton Franklin Large Cap Growth Securities Fund B    0.74%     0.85% to 1.80%    (24.56%) to (23.84%)
Fidelity Growth Portfolio                                0.25%         1.40%               (31.08%)
Fidelity Growth Portfolio B                              0.11%     1.40% to 1.80%    (31.54%) to (31.27%)
Fidelity Contrafund Portfolio                            0.81%         1.40%               (10.61%)
Fidelity Growth Opportunities Portfolio                  1.08%         1.40%               (22.93%)
Fidelity Growth & Income Portfolio                       1.33%         1.40%               (17.77%)

(h) For the period from May 1, 2002 to December 31, 2002.

/1 /Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

/2 /These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/3 /These ratios represent the annualized contract expenses of the Separate
          Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4 /These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS


                                                  As of December 31, 2002
                                           --------------------------------------
                                                          Unit
                                                     Fair Value /1/    Net Assets
                                            Units  (lowest to highest)   (000)
                                           ------- ------------------- ----------
Fidelity Equity-Income Portfolio               686       $9.19              $6
Fidelity Equity-Income Portfolio B          13,802    9.04 to 9.10         125
Fidelity High Income Portfolio B             1,547    9.13 to 9.19          14
American Century Income & Growth Fund      566,665    6.49 to 6.54       3,697
American Century International Fund         13,507    5.60 to 5.64          76
American Century Value Fund                131,233   10.64 to 10.71      1,402
Dreyfus Stock Index Fund                    11,911        6.14              73
Dreyfus Stock Index Fund B                  59,105    6.04 to 6.09         359
Dreyfus Disciplined Stock Portfolio          3,367        6.04              20
Dreyfus Disciplined Stock Portfolio B        5,344    5.95 to 6.00          32
Dreyfus Capital Appreciation Portfolio      21,971        7.30             160
Dreyfus Capital Appreciation Portfolio B   164,640    7.19 to 7.24       1,188
INVESCO Dynamics Fund                      304,467    4.80 to 4.84       1,469
INVESCO High Yield Fund                     28,086    7.15 to 7.20         202
PIMCO High Yield Portfolio                   9,092    9.63 to 9.70          88
PIMCO Low Duration Portfolio                28,815   11.90 to 11.98        345
PIMCO StocksPLUS Growth & Income Portfolio  12,361    6.34 to 6.38          79
PIMCO Total Return Portfolio               255,114   12.28 to 12.36      3,148
Scudder I International Portfolio           16,042        4.93              79
Scudder I International Portfolio B        110,635    4.88 to 4.92         543

                                                  For the Year Ended December 31, 2002
                                           ---------------------------------------------------
                                           Investment       Expense              Total
                                             Income        Ratio /3/          Return /4/
                                           Ratio /2/  (lowest to highest) (lowest to highest)
                                           ---------- ------------------- --------------------
Fidelity Equity-Income Portfolio              1.75%         1.40%               (18.10%)
Fidelity Equity-Income Portfolio B            1.05%     1.40% to 1.80%    (18.63%) to (18.31%)
Fidelity High Income Portfolio B              0.97%     1.40% to 1.80%       1.46% to 1.86%
American Century Income & Growth Fund         0.83%     1.40% to 1.80%    (20.81%) to (20.49%)
American Century International Fund           0.59%     1.40% to 1.80%    (21.79%) to (21.48%)
American Century Value Fund                   0.80%     1.40% to 1.80%    (14.18%) to (13.84%)
Dreyfus Stock Index Fund                      1.27%         1.40%               (23.44%)
Dreyfus Stock Index Fund B                    1.51%     1.40% to 1.80%    (23.93%) to (23.63%)
Dreyfus Disciplined Stock Portfolio           0.45%         1.40%               (23.69%)
Dreyfus Disciplined Stock Portfolio B         0.55%     1.40% to 1.80%    (24.10%) to (23.80%)
Dreyfus Capital Appreciation Portfolio        0.68%         1.40%               (17.87%)
Dreyfus Capital Appreciation Portfolio B      1.31%     1.40% to 1.80%    (18.38%) to (18.05%)
INVESCO Dynamics Fund                         0.00%     1.40% to 1.80%    (33.12%) to (32.85%)
INVESCO High Yield Fund                      10.57%     1.40% to 1.80%     (3.06%) to (2.67%)
PIMCO High Yield Portfolio                    7.30%     1.40% to 1.80%     (2.95%) to (2.56%)
PIMCO Low Duration Portfolio                  3.39%     1.40% to 1.80%       5.15% to 5.57%
PIMCO StocksPLUS Growth & Income Portfolio    3.37%     1.40% to 1.80%    (21.65%) to (21.33%)
PIMCO Total Return Portfolio                  4.15%     1.40% to 1.80%       7.14% to 7.57%
Scudder I International Portfolio             0.89%         1.40%               (19.50%)
Scudder I International Portfolio B           0.51%     1.40% to 1.80%    (20.07%) to (19.75%)

/1 /Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

/2 /These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/3 /These ratios represent the annualized contract expenses of the Separate
          Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4 /These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



MetLife Investors Variable Annuity Account Five (the Separate Account) sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values.

                                                                          As of December 31, 2001
                                                                  ----------------------------------------
                                                                                   Unit
                                                                              Fair Value /1/    Net Assets
                                                                    Units   (lowest to highest)   (000)
                                                                  --------- ------------------- ----------
Accumulation units:
  Met Investors Lord Abbett Growth & Income Portfolio             1,349,730  $11.69 to $41.48    $54,575
  (i) Met Investors Lord Abbett Growth & Income Portfolio B         101,107   41.18 to 41.54       4,186
  Met Investors Lord Abbett Bond Debenture Portfolio                881,521   10.15 to 14.00      12,249
  (i) Met Investors Lord Abbett Bond Debenture Portfolio B           74,477   13.91 to 14.03       1,042
  Met Investors Lord Abbett Developing Growth Portfolio             218,271    7.05 to 10.63       2,309
  (i) Met Investors Lord Abbett Developing Growth Portfolio B        11,841   10.58 to 10.64         126
  (j) Met Investors Lord Abbett Growth Opportunity Portfolio         11,830    8.83 to 8.86          104
  (k) Met Investors Lord Abbett Growth Opportunity Portfolio B       34,744    8.79 to 8.85          307
  Met Investors Lord Abbett Mid-Cap Value Portfolio                 241,389   16.72 to 17.48       4,212
  (i) Met Investors Lord Abbett Mid-Cap Value Portfolio B            71,645   17.41 to 17.52       1,251
  (k) Met Investors Janus Aggressive Growth Portfolio B               5,742    7.27 to 7.31           42
  Met Investors JP Morgan Enhanced Index Portfolio                1,484,963    8.27 to 17.18      25,355
  (i) Met Investors JP Morgan Enhanced Index Portfolio B             13,343   17.09 to 17.20         229
  Met Investors JP Morgan International Equity Portfolio            764,580    6.39 to 10.54       8,016
  (i) Met Investors JP Morgan International Equity Portfolio B        2,001   10.48 to 10.55          21
  Met Investors JP Morgan Quality Bond Portfolio                    606,269   11.68 to 13.41       8,129
  (i) Met Investors JP Morgan Quality Bond Portfolio B               41,011   13.36 to 13.45         550
  Met Investors JP Morgan Select Equity Portfolio                 1,080,409    9.25 to 15.75      16,948
  (i) Met Investors JP Morgan Select Equity Portfolio B              30,247   15.67 to 15.77         476
  Met Investors JP Morgan Small Cap Stock Portfolio                 585,745    6.57 to 14.28       8,324
  (i) Met Investors Met/Putnam Capital Opportunities Portfolio B      6,700   14.22 to 14.31          96
  (k) Met Investors Met/Putnam Research Portfolio B                  17,867    8.03 to 8.07          142
  (k) Met Investors Oppenheimer Capital Appreciation Portfolio B     20,951    8.42 to 8.47          177
  (k) Met Investors PIMCO Money Market Portfolio B                  111,815   10.10 to 10.19       1,132
  (k) Met Investors PIMCO Total Return Bond Portfolio B               7,235   10.48 to 10.54          76
  (k) Met Investors PIMCO Innovation Portfolio B                     14,393    6.06 to 6.09           87
  (k) Met Investors T Rowe Price Mid Cap Growth Portfolio B           7,936    8.19 to 8.24           65
  (k) Met Investors MFS Research International Portfolio B           11,316    8.34 to 8.38           95
  (l) Met Investors AIM Small Cap Growth Portfolio B                  4,324   11.83 to 11.85          51
  (l) Met Investors AIM Mid Cap Core Portfolio B                      3,175   10.97 to 10.99          35
  (l) Met Investors Harris Oakmark International Portfolio B          1,652   10.91 to 10.94          18

                                                                         For the Year Ended December 31, 2001
                                                                  ---------------------------------------------------
                                                                  Investment       Expense              Total
                                                                    Income        Ratio /3/          Return /4/
                                                                  Ratio /2/  (lowest to highest) (lowest to highest)
                                                                  ---------- ------------------- --------------------
Accumulation units:
  Met Investors Lord Abbett Growth & Income Portfolio               0.91%      0.85% to 1.40%     (7.04%) to (6.52%)
  (i) Met Investors Lord Abbett Growth & Income Portfolio B         0.21%      0.85% to 2.25%     (8.09%) to (6.79%)
  Met Investors Lord Abbett Bond Debenture Portfolio                8.08%      0.85% to 1.40%       2.34% to 2.90%
  (i) Met Investors Lord Abbett Bond Debenture Portfolio B          2.03%      0.85% to 2.25%       1.17% to 2.61%
  Met Investors Lord Abbett Developing Growth Portfolio             0.00%      0.85% to 1.40%     (8.14%) to (7.63%)
  (i) Met Investors Lord Abbett Developing Growth Portfolio B       0.00%      0.85% to 1.80%     (8.74%) to (7.87%)
  (j) Met Investors Lord Abbett Growth Opportunity Portfolio        0.00%      0.85% to 1.40%     (8.40%) to (8.07%)
  (k) Met Investors Lord Abbett Growth Opportunity Portfolio B      0.00%      0.85% to 1.80%       4.99% to 5.78%
  Met Investors Lord Abbett Mid-Cap Value Portfolio                 0.48%      0.85% to 1.40%       6.58% to 7.17%
  (i) Met Investors Lord Abbett Mid-Cap Value Portfolio B           0.11%      0.85% to 1.80%       5.98% to 6.99%
  (k) Met Investors Janus Aggressive Growth Portfolio B             0.00%      1.40% to 2.25%    (10.51%) to (9.91%)
  Met Investors JP Morgan Enhanced Index Portfolio                  0.82%      0.85% to 1.40%    (12.65%) to (12.16%)
  (i) Met Investors JP Morgan Enhanced Index Portfolio B            0.29%      0.85% to 1.80%    (13.23%) to (12.40%)
  Met Investors JP Morgan International Equity Portfolio            1.30%      0.85% to 1.40%    (21.44%) to (21.01%)
  (i) Met Investors JP Morgan International Equity Portfolio B      0.41%      0.85% to 1.80%    (22.00%) to (21.25%)
  Met Investors JP Morgan Quality Bond Portfolio                    4.73%      0.85% to 1.40%       5.56% to 6.17%
  (i) Met Investors JP Morgan Quality Bond Portfolio B              0.99%      0.85% to 1.80%       4.92% to 5.93%
  Met Investors JP Morgan Select Equity Portfolio                   0.48%      0.85% to 1.40%     (7.33%) to (6.82%)
  (i) Met Investors JP Morgan Select Equity Portfolio B             0.17%      0.85% to 1.80%     (8.01%) to (7.13%)
  Met Investors JP Morgan Small Cap Stock Portfolio                 0.17%      0.85% to 1.40%     (9.73%) to (9.23%)
  (i) Met Investors Met/Putnam Capital Opportunities Portfolio B    0.03%      0.85% to 1.80%    (10.27%) to (9.41%)
  (k) Met Investors Met/Putnam Research Portfolio B                 0.72%      1.40% to 2.25%     (3.99%) to (3.35%)
  (k) Met Investors Oppenheimer Capital Appreciation Portfolio B    0.08%      1.40% to 2.25%     (3.49%) to (2.85%)
  (k) Met Investors PIMCO Money Market Portfolio B                  0.67%      0.85% to 2.25%       0.67% to 1.66%
  (k) Met Investors PIMCO Total Return Bond Portfolio B             1.00%      1.40% to 2.25%       3.18% to 3.87%
  (k) Met Investors PIMCO Innovation Portfolio B                    0.00%      1.40% to 2.25%    (17.00%) to (16.44%)
  (k) Met Investors T Rowe Price Mid Cap Growth Portfolio B         0.00%      1.40% to 2.25%     (1.66%) to (1.00%)
  (k) Met Investors MFS Research International Portfolio B          0.22%      1.40% to 2.25%     (6.32%) to (5.69%)
  (l) Met Investors AIM Small Cap Growth Portfolio B                0.00%      1.40% to 2.25%      18.30% to 18.52%
  (l) Met Investors AIM Mid Cap Core Portfolio B                    0.00%      1.40% to 2.25%       9.70% to 9.91%
  (l) Met Investors Harris Oakmark International Portfolio B        0.08%      1.40% to 2.25%       9.15% to 9.36%

(i) For the period from April 2, 2001 to December 31, 2001.

(j) For the period from May 1, 2001 to December 31, 2001.

(k) For the period from February 12, 2001 to December 31, 2001.

(l) For the period from October 9, 2001 to December 31, 2001.

/1 /Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

/2 /These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/3 /These ratios represent the annualized contract expenses of the Separate
          Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4 /These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS


                                                                     As of December 31, 2001
                                                              --------------------------------------
                                                                             Unit
                                                                        Fair Value /1/    Net Assets
                                                               Units  (lowest to highest)   (000)
                                                              ------- ------------------- ----------
Accumulation units, continued:
   GACC Money Market Fund                                     312,440  $10.85 to $12.41     $3,878
   Russell Multi-Style Equity Fund                            449,009       10.77            4,829
   Russell Aggressive Equity Fund                              97,584        9.86              960
   Russell Non-US Fund                                        221,826        9.54            2,112
   Russell Core Bond Fund                                     315,747       11.97            3,770
   Russell Real Estate Securities Fund                         29,148       12.54              364
   AIM Premier Equity Fund                                    541,748    7.19 to 12.18       6,311
   AIM Capital Appreciation Fund                              349,426    5.96 to 11.21       3,675
   AIM International Growth Fund                               68,447    5.98 to 9.58          628
   Alliance Premier Growth Portfolio                          283,937       12.81            3,637
  (j)  Alliance Premier Growth Portfolio B                    106,580   12.73 to 12.77       1,358
   Alliance Bernstein Real Estate Investment Portfolio         81,215       10.22              830
  (j)  Alliance Bernstein Real Estate Investment Portfolio B   46,011   10.16 to 10.19         468
  (j)  Alliance Bernstein Small Cap Portfolio B                 2,010   11.07 to 11.10          22
  (j)  Alliance Bernstein Value Portfolio B                        66    9.95 to 9.98            1
   Liberty Newport Tiger Fund, Variable Series                  7,325   10.27 to 10.30          75
   Goldman Sachs Growth & Income Fund                          35,421    8.63 to 8.66          307
   Goldman Sachs International Equity Fund                     33,620    9.71 to 9.74          327
   Goldman Sachs Global Income Fund                            10,532   11.70 to 11.73         124
   Goldman Sachs Internet Tollkeeper Fund                      21,869    4.25 to 4.26           93
   Scudder II Dreman High Return Equity Portfolio                  10       12.07                -
   Scudder II Small Cap Growth Portfolio                       20,776    9.55 to 9.58          199
   Scudder II Dreman Small Cap Value Portfolio                 33,649   10.55 to 10.58         356
   Scudder II Government Securities Portfolio                  79,079   12.21 to 12.24         968
   MFS Bond Series                                                 10       11.98                -
   MFS Research Series                                         93,736       10.85            1,017
  (m) MFS Research Series B                                     1,559   10.81 to 10.84          17
   MFS Emerging Growth Series                                  88,547       12.00            1,063
  (m) MFS Emerging Growth Series B                                356   11.93 to 11.97           4
   MFS High Income Series                                      35,874        9.59              344
  (m) MFS High Income Series B                                 26,086    9.51 to 9.54          248
   MFS Strategic Income Series                                  1,378       10.95               15
  (m) MFS Strategic Income Series B                                36   10.91 to 10.94           -
   MFS Investors Trust Series                                 172,738       10.37            1,791
  (m) MFS Investors Trust Series B                             73,855   10.31 to 10.34         763
   MFS New Discovery Series                                    45,496        8.06              367
  (m) MFS New Discovery Series B                               86,542    8.02 to 8.04          695

                                                                     For the Year Ended December 31, 2001
                                                              ---------------------------------------------------
                                                              Investment       Expense              Total
                                                                Income        Ratio /3/          Return /4/
                                                              Ratio /2/  (lowest to highest) (lowest to highest)
                                                              ---------- ------------------- --------------------
Accumulation units, continued:
   GACC Money Market Fund                                       0.00%      0.85% to 1.40%       2.59% to 3.20%
   Russell Multi-Style Equity Fund                              0.46%          1.40%               (15.41%)
   Russell Aggressive Equity Fund                               0.11%          1.40%               (3.73%)
   Russell Non-US Fund                                          0.63%          1.40%               (23.12%)
   Russell Core Bond Fund                                       5.96%          1.40%                5.91%
   Russell Real Estate Securities Fund                          5.17%          1.40%                6.33%
   AIM Premier Equity Fund                                      0.14%      0.85% to 1.80%    (14.12%) to (13.31%)
   AIM Capital Appreciation Fund                                0.00%      0.85% to 1.80%    (24.66%) to (23.93%)
   AIM International Growth Fund                                0.33%      0.85% to 1.80%    (24.91%) to (24.18%)
   Alliance Premier Growth Portfolio                            0.00%          1.40%               (18.37%)
  (j)  Alliance Premier Growth Portfolio B                      0.00%      1.40% to 1.80%    (18.88%) to (18.56%)
   Alliance Bernstein Real Estate Investment Portfolio          3.21%          1.40%                9.25%
  (j)  Alliance Bernstein Real Estate Investment Portfolio B    0.33%      1.40% to 1.80%      12.37% to 12.68%
  (j)  Alliance Bernstein Small Cap Portfolio B                 0.00%      1.40% to 1.80%      10.66% to 10.96%
  (j)  Alliance Bernstein Value Portfolio B                     0.00%      1.40% to 1.80%     (0.50%) to (0.24%)
   Liberty Newport Tiger Fund, Variable Series                  0.80%      1.40% to 1.80%    (19.95%) to (19.61%)
   Goldman Sachs Growth & Income Fund                           0.43%      1.40% to 1.80%    (10.96%) to (10.60%)
   Goldman Sachs International Equity Fund                      1.43%      1.40% to 1.80%    (23.66%) to (23.35%)
   Goldman Sachs Global Income Fund                             5.65%      1.40% to 1.80%       2.93% to 3.34%
   Goldman Sachs Internet Tollkeeper Fund                       0.00%      1.40% to 1.80%    (34.87%) to (34.59%)
   Scudder II Dreman High Return Equity Portfolio               1.67%          1.40%                0.36%
   Scudder II Small Cap Growth Portfolio                        0.00%      1.40% to 1.80%    (30.08%) to (29.78%)
   Scudder II Dreman Small Cap Value Portfolio                  0.00%      1.40% to 1.80%      15.57% to 16.04%
   Scudder II Government Securities Portfolio                   1.97%      1.40% to 1.80%       5.57% to 6.00%
   MFS Bond Series                                              6.02%          1.40%                7.26%
   MFS Research Series                                          0.02%          1.40%               (22.35%)
  (m) MFS Research Series B                                     0.00%      1.40% to 1.80%    (22.80%) to (22.49%)
   MFS Emerging Growth Series                                   0.00%          1.40%               (34.42%)
  (m) MFS Emerging Growth Series B                              0.00%      1.40% to 1.80%    (34.81%) to (34.55%)
   MFS High Income Series                                       8.00%          1.40%                0.65%
  (m) MFS High Income Series B                                  0.03%      1.40% to 1.80%      (0.20%) to 0.20%
   MFS Strategic Income Series                                  3.76%          1.40%                3.29%
  (m) MFS Strategic Income Series B                             3.70%      1.40% to 1.80%       2.69% to 3.10%
   MFS Investors Trust Series                                   0.51%          1.40%               (17.13%)
  (m) MFS Investors Trust Series B                              0.00%      1.40% to 1.80%    (17.61%) to (17.28%)
   MFS New Discovery Series                                     0.00%          1.40%               (6.36%)
  (m) MFS New Discovery Series B                                0.00%      1.40% to 1.80%     (6.95%) to (6.58%)


(j)  For the period from May 1, 2001 to December 31, 2001.

(m) For the period from April 10, 2001 to December 31, 2001.

/1 /Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

/2 /These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/3 /These ratios represent the annualized contract expenses of the Separate
          Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4 /These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS


                                                                     As of December 31, 2001
                                                              --------------------------------------
                                                                             Unit
                                                                        Fair Value /1/    Net Assets
                                                               Units  (lowest to highest)   (000)
                                                              ------- ------------------- ----------
Accumulation units, continued:
  (i)  MetLife Davis Venture Value E                           16,899  $10.11 to $10.16      $171
  (i)  MetLife Harris Oakmark Focused Value B                   9,916   11.89 to 11.95        118
  (l)  MetLife Stock Index Portfolio B                         10,751   10.83 to 10.85        117
   Oppenheimer Capital Appreciation Fund                       31,245       14.51             453
   Oppenheimer Main Street Growth & Income Fund                51,669        9.89             511
   Oppenheimer High Income Fund                                28,146        9.72             274
   Oppenheimer Bond Fund                                       84,101       11.39             958
   Oppenheimer Strategic Bond Fund                              8,142       10.78              88
   Putnam Growth & Income Fund                                187,714       11.27           2,115
  (m) Putnam Growth & Income Fund B                             2,494   11.19 to 11.22         28
   Putnam New Value Fund                                        9,654       12.81             124
  (m) Putnam New Value Fund B                                     386   12.73 to 12.76          5
   Putnam Vista Fund                                           61,259       11.07             678
   Putnam Vista Fund B                                            660   11.00 to 11.04          7
   Putnam International Growth Fund                           137,711       12.98           1,788
  (m) Putnam International Equity B                            68,966   12.89 to 12.93        890
   Putnam International New Opportunities Fund                 22,906        9.76             224
  (m) Putnam International New Opportunities Fund B               871    9.70 to 9.72           8
   Templeton Global Income Securities Fund                      4,298   10.19 to 10.70         44
  (i)  Templeton Global Income Securities Fund B                1,968   10.11 to 10.18         20
   Templeton Franklin Small Cap Fund                           56,802    6.02 to 12.25        691
  (i)  Templeton Franklin Small Cap Fund B                     10,247   12.16 to 12.24        125
   Templeton Growth Securities Fund                            23,230   10.20 to 13.78        306
  (i)  Templeton Growth Securities Fund B                       3,867   12.91 to 12.99         50
   Templeton Foreign Securities Fund                           93,347    8.34 to 8.94         834
  (i)  Templeton Foreign Securities Fund B                     16,972    8.89 to 8.95         152
   Templeton Developing Markets Securities Fund                55,737        7.00             390
  (m) Templeton Developing Markets Securities Fund B           55,946    6.96 to 6.98         390
   Templeton Mutual Shares Securities Fund                     58,419       12.28             717
  (l)  Templeton Mutual Shares Securities Fund B               45,708   12.20 to 12.23        558
   Templeton Franklin Large Cap Growth Securities Fund         72,089    8.50 to 13.35        918
  (i)  Templeton Franklin Large Cap Growth Securities Fund B    4,517   13.27 to 13.35         60
   Fidelity Growth Portfolio                                    7,762       12.67              98
  (n)  Fidelity Growth Portfolio B                              6,938   12.58 to 12.61         87

                                                                     For the Year Ended December 31, 2001
                                                              ---------------------------------------------------
                                                              Investment       Expense              Total
                                                                Income        Ratio /3/          Return /4/
                                                              Ratio /2/  (lowest to highest) (lowest to highest)
                                                              ---------- ------------------- --------------------
Accumulation units, continued:
  (i)  MetLife Davis Venture Value E                             0.00%     1.40% to 2.25%    (13.19%) to (12.45%)
  (i)  MetLife Harris Oakmark Focused Value B                    0.00%     1.40% to 2.25%      24.59% to 25.66%
  (l)  MetLife Stock Index Portfolio B                           0.00%     1.40% to 2.25%    (15.49%) to (14.76%)
   Oppenheimer Capital Appreciation Fund                         0.66%         1.40%               (13.80%)
   Oppenheimer Main Street Growth & Income Fund                  0.61%         1.40%               (11.41%)
   Oppenheimer High Income Fund                                 11.32%         1.40%                0.55%
   Oppenheimer Bond Fund                                         7.36%         1.40%                6.28%
   Oppenheimer Strategic Bond Fund                               2.80%         1.40%                3.38%
   Putnam Growth & Income Fund                                   1.69%         1.40%               (7.48%)
  (m) Putnam Growth & Income Fund B                              0.00%     1.40% to 1.80%     (8.07%) to (7.70%)
   Putnam New Value Fund                                         0.94%         1.40%                2.16%
  (m) Putnam New Value Fund B                                    0.00%     1.40% to 1.80%       1.47% to 1.87%
   Putnam Vista Fund                                             0.00%         1.40%               (34.33%)
   Putnam Vista Fund B                                           0.00%     1.40% to 1.80%    (34.70%) to (34.43%)
   Putnam International Growth Fund                              0.36%         1.40%               (21.53%)
  (m) Putnam International Equity B                              0.00%     1.40% to 1.80%    (22.04%) to (21.72%)
   Putnam International New Opportunities Fund                   0.00%         1.40%               (29.52%)
  (m) Putnam International New Opportunities Fund B              0.00%     1.40% to 1.80%    (29.96%) to (29.68%)
   Templeton Global Income Securities Fund                       3.58%     0.85% to 1.40%       1.11% to 1.72%
  (i)  Templeton Global Income Securities Fund B                 0.67%     0.85% to 1.80%       0.41% to 1.37%
   Templeton Franklin Small Cap Fund                             0.52%     0.85% to 1.40%    (16.20%) to (15.74%)
  (i)  Templeton Franklin Small Cap Fund B                       0.02%     0.85% to 1.80%    (16.77%) to (15.97%)
   Templeton Growth Securities Fund                              2.24%     0.85% to 1.40%     (2.37%) to (1.83%)
  (i)  Templeton Growth Securities Fund B                        0.19%     0.85% to 1.80%     (3.08%) to (2.15%)
   Templeton Foreign Securities Fund                             3.22%     0.85% to 1.40%    (16.93%) to (16.47%)
  (i)  Templeton Foreign Securities Fund B                       0.70%     0.85% to 1.80%    (17.50%) to (16.71%)
   Templeton Developing Markets Securities Fund                  1.06%         1.40%               (9.36%)
  (m) Templeton Developing Markets Securities Fund B             0.10%     1.40% to 1.80%     (9.73%) to (9.37%)
   Templeton Mutual Shares Securities Fund                       1.74%         1.40%                5.81%
  (l)  Templeton Mutual Shares Securities Fund B                 0.36%     1.40% to 1.80%       5.12% to 5.55%
   Templeton Franklin Large Cap Growth Securities Fund           0.63%     0.85% to 1.40%    (12.49%) to (12.01%)
  (i)  Templeton Franklin Large Cap Growth Securities Fund B     0.08%     0.85% to 1.80%    (13.02%) to (12.18%)
   Fidelity Growth Portfolio                                     0.09%         1.40%               (18.79%)
  (n)  Fidelity Growth Portfolio B                               0.00%     1.40% to 1.80%    (19.77%) to (19.44%)

(f) For the period from April 2, 2001 to December 31, 2001.

(i) For the period from April 2, 2001 to December 31, 2001.

(l) For the period from October 9, 2001 to December 31, 2001.

(m) For the period from April 10, 2001 to December 31, 2001.

/1 /Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

/2 /These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/3 /These ratios represent the annualized contract expenses of the Separate
          Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4 /These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS


                                                       As of December 31, 2001
                                                --------------------------------------
                                                               Unit
                                                          Fair Value /1/    Net Assets
                                                 Units  (lowest to highest)   (000)
                                                ------- ------------------- ----------
Accumulation units, continued:
   Fidelity Contrafund Portfolio                  3,003       $12.14            $36
   Fidelity Growth Opportunities Portfolio        1,904        8.38              16
   Fidelity Growth & Income Portfolio             5,245       11.29              59
  (n)  Fidelity Equity-Income Portfolio             675       11.22               8
  (n)  Fidelity Equity-Income Portfolio B         3,642   11.11 to 11.14         40
   Fidelity High Income Portfolio B                  40    9.00 to 9.03           -
   American Century Income & Growth Fund        242,625    8.20 to 8.22       1,993
   American Century International Fund            6,562    7.17 to 7.19          47
   American Century Value Fund                   99,686   12.39 to 12.43      1,238
   Dreyfus Stock Index Fund                      15,789        8.01             127
  (m) Dreyfus Stock Index Fund B                    358    7.95 to 7.97           3
   Dreyfus Disciplined Stock Portfolio            7,556        7.91              60
  (m) Dreyfus Disciplined Stock Portfolio B       5,505    7.85 to 7.87          43
   Dreyfus Capital Appreciation Portfolio        41,676        8.88             370
  (m) Dreyfus Capital Appreciation Portfolio B   66,102    8.81 to 8.83         583
   INVESCO Dynamics Fund                        129,944    7.18 to 7.20         935
   INVESCO High Yield Fund                       28,370    7.37 to 7.40         210
   PIMCO High Yield Portfolio                     1,666    9.92 to 9.95          17
   PIMCO Low Duration Portfolio                  14,221   11.32 to 11.35        161
   PIMCO StocksPLUS Growth & Income Portfolio     4,295    8.09 to 8.11          35
   PIMCO Total Return Portfolio                 132,530   11.46 to 11.49      1,522
   Scudder I International Portfolio             24,880        6.12             152
  (m) Scudder I International Portfolio B        43,558    6.11 to 6.13         266

                                                       For the Year Ended December 31, 2001
                                                ---------------------------------------------------
                                                Investment       Expense              Total
                                                  Income        Ratio /3/          Return /4/
                                                Ratio /2/  (lowest to highest) (lowest to highest)
                                                ---------- ------------------- --------------------
Accumulation units, continued:
   Fidelity Contrafund Portfolio                   0.41%         1.40%               (13.48%)
   Fidelity Growth Opportunities Portfolio         0.39%         1.40%               (15.61%)
   Fidelity Growth & Income Portfolio              1.61%         1.40%               (10.02%)
  (n)  Fidelity Equity-Income Portfolio            2.45%         1.40%               (6.28%)
  (n)  Fidelity Equity-Income Portfolio B          0.00%     1.40% to 1.80%     (6.93%) to (6.55%)
   Fidelity High Income Portfolio B                0.00%     1.40% to 1.80%    (13.51%) to (13.16%)
   American Century Income & Growth Fund           0.40%     1.40% to 1.80%    (10.00%) to (9.63%)
   American Century International Fund             0.11%     1.40% to 1.80%    (30.45%) to (30.17%)
   American Century Value Fund                     0.51%     1.40% to 1.80%      10.80% to 11.25%
   Dreyfus Stock Index Fund                        1.09%         1.40%               (13.41%)
  (m) Dreyfus Stock Index Fund B                   0.68%     1.40% to 1.80%    (14.04%) to (13.69%)
   Dreyfus Disciplined Stock Portfolio             0.48%         1.40%               (14.48%)
  (m) Dreyfus Disciplined Stock Portfolio B        0.55%     1.40% to 1.80%    (15.01%) to (14.67%)
   Dreyfus Capital Appreciation Portfolio          0.99%         1.40%               (10.58%)
  (m) Dreyfus Capital Appreciation Portfolio B     1.17%     1.40% to 1.80%    (11.25%) to (10.89%)
   INVESCO Dynamics Fund                           0.00%     1.40% to 1.80%    (32.38%) to (32.09%)
   INVESCO High Yield Fund                        14.73%     1.40% to 1.80%    (16.46%) to (16.10%)
   PIMCO High Yield Portfolio                      7.70%     1.40% to 1.80%       0.50% to 0.91%
   PIMCO Low Duration Portfolio                    5.18%     1.40% to 1.80%       5.70% to 6.12%
   PIMCO StocksPLUS Growth & Income Portfolio      5.10%     1.40% to 1.80%    (13.03%) to (12.61%)
   PIMCO Total Return Portfolio                    3.95%     1.40% to 1.80%       6.44% to 6.87%
   Scudder I International Portfolio               0.35%         1.40%               (31.83%)
  (m) Scudder I International Portfolio B          0.00%     1.40% to 1.80%    (32.05%) to (31.78%)

(f) For the period from April 2, 2001 to December 31, 2001.

(m) For the period from April 10, 2001 to December 31, 2001.

/1 /Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

/2 /These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/3 /These ratios represent the annualized contract expenses of the Separate
          Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4 /These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                             FINANCIAL STATEMENTS
                       December 31, 2004, 2003 and 2002
                                      and
                         Independent Auditor's Report

      INDEPENDENT AUDITORS' REPORT

      To the Board of Directors and Stockholder of MetLife Investors Insurance Company of California:

      We have audited the accompanying balance sheets of MetLife Investors Insurance Company of California (the "Company") as of December 31, 2004 and 2003, and the related statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2004 and 2003, and the results of their operations and its cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America.

      As discussed in Note 1, the Company changed its method of accounting for certain non-traditional long duration contracts and separate accounts, and for embedded derivatives in certain insurance products as required by new accounting guidance which became effective on January 1, 2004 and October 1, 2003, respectively, and recorded the impact as cumulative effects of changes in accounting principles.

      DELOITTE & TOUCHE LLP

      Certified Public Accountants
      Tampa, FL
      April 25, 2005

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                                   BALANCE SHEETS
                             DECEMBER 31, 2004 AND 2003
             (DOLLARS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                         2004     2003
                                                                       -------- --------
ASSETS
Investments:
 Fixed maturities available-for-sale, at fair value
   (amortized cost: $203,730 and $188,137 respectively)                $206,574 $190,618
 Mortgage loans on real estate                                           10,298    3,302
 Policy loans                                                             1,199    1,089
 Short-term investments                                                       -      232
                                                                       -------- --------
   Total investments                                                    218,071  195,241
Cash and cash equivalents                                                 4,626   12,788
Accrued investment income                                                 2,070    2,221
Premiums and other receivables                                            5,936      958
Deferred policy acquisition costs                                        44,411   38,397
Current income taxes receivable                                           1,833    1,097
Other assets                                                              8,485    8,337
Separate account assets                                                 598,459  434,793
                                                                       -------- --------
   Total assets                                                        $883,891 $693,832
                                                                       ======== ========

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
 Future policy benefits                                                  10,140    7,971
 Policyholder account balances                                          184,821  192,507
 Other policyholder funds                                                   669      448
 Deferred income taxes payable                                            5,912    3,909
 Other liabilities                                                        2,313    3,415
 Separate account liabilities                                           598,459  434,793
                                                                       -------- --------
   Total liabilities                                                   $802,314 $643,043
                                                                       ======== ========

Stockholder's Equity:
Common stock, par value $233.34 per share; 30,000 shares authorized;
   12,000 shares issued and outstanding at December 31, 2004 and 2003     2,800    2,800
Additional paid-in capital                                               67,802   42,802
Retained earnings                                                         9,952    4,369
Accumulated other comprehensive income                                    1,023      818
                                                                       -------- --------
   Total stockholder's equity                                            81,577   50,789
                                                                       -------- --------
   Total liabilities and stockholder's equity                          $883,891 $693,832
                                                                       ======== ========

                   See accompanying notes to financial statements.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                                STATEMENTS OF INCOME
                FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                               (DOLLARS IN THOUSANDS)

                                                                   2004     2003     2002
                                                                 -------  -------  -------
REVENUES
Premiums                                                         $ 1,722  $   (38) $ 1,710
Universal life and investment-type product policy fees             9,701    6,144    3,411
Net investment income                                              9,201    9,755    9,070
Other revenues                                                       804      428      229
Net investment gains (losses)                                        397   (1,017)    (830)
                                                                 -------  -------  -------
   Total revenues                                                 21,825   15,272   13,590
                                                                 -------  -------  -------

EXPENSES
Policyholder benefits and claims                                   2,428    1,535    2,967
Interest credited to policyholder account balances                 7,437    7,506    6,720
Other expenses                                                     3,834    3,323    1,208
                                                                 -------  -------  -------
   Total expenses                                                 13,699   12,364   10,895
                                                                 -------  -------  -------

Income before provision for income taxes                           8,126    2,908    2,695
Provision for income taxes                                         2,450      856      798
                                                                 -------  -------  -------
Income before cumulative effect of a change in accounting          5,676    2,052    1,897
Cumulative effect of a change in accounting, net of income taxes     (93)       -        -
                                                                 -------  -------  -------
Net income                                                       $ 5,583  $ 2,052  $ 1,897
                                                                 =======  =======  =======




                   See accompanying notes to financial statements.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                         STATEMENTS OF STOCKHOLDER'S EQUITY
                FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                               (DOLLARS IN THOUSANDS)

                                                                                         ACCUMULATED
                                                                    ADDITIONAL              OTHER
                                                             COMMON  PAID-IN   RETAINED COMPREHENSIVE
                                                             STOCK   CAPITAL   EARNINGS INCOME (LOSS)  TOTAL
                                                             ------ ---------- -------- ------------- -------
Balance at January 1, 2002                                   $2,800  $31,802    $  420     $  255     $35,277
Comprehensive income (loss):
 Net income                                                                      1,897                  1,897
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related
     offsets, reclassification adjustments and income taxes                                   739         739
                                                                                                      -------
 Comprehensive income (loss)                                                                            2,636
                                                             ------------------------------------------------
Balance at December 31, 2002                                  2,800   31,802     2,317        994      37,913
 Capital contribution                                                 11,000                           11,000
Comprehensive income (loss):
 Net income                                                                      2,052                  2,052
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related
     offsets, reclassification adjustments and income taxes                                  (176)       (176)
                                                                                                      -------
 Comprehensive income (loss)                                                                            1,876
                                                             ------------------------------------------------
Balance at December 31, 2003                                  2,800   42,802     4,369        818      50,789
 Capital contribution                                                 25,000                           25,000
Comprehensive income (loss):
 Net income                                                                      5,583                  5,583
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related
     offsets, reclassification adjustments and income taxes                                   205         205
                                                                                                      -------
 Comprehensive income (loss)                                                                            5,788
                                                             ------------------------------------------------
Balance at December 31, 2004                                 $2,800  $67,802    $9,952     $1,023     $81,577
                                                             ================================================




                   See accompanying notes to financial statements.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                              STATEMENTS OF CASH FLOWS
                FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                               (DOLLARS IN THOUSANDS)

                                                                                    2004       2003       2002
                                                                                 ---------  ---------  ---------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                       $   5,583  $   2,052  $   1,897
 Adjustments to reconcile net income to net cash provided by (used in) operating activities:
   Amortization of premiums and accretion of discounts
     associated with investments, net                                                1,169        985     (1,120)
   (Gains) losses from sales of investments, net                                      (397)     1,017        830
   Interest credited to other policyholder account balances                          7,437      7,506      6,720
   Universal life and investment-type product policy fees                           (9,701)    (6,144)    (3,411)
   Change in accrued investment income                                                 151       (507)       (59)
   Change in premiums and other receivables                                         (4,632)     3,500     (2,743)
   Change in deferred policy acquisition costs, net                                 (6,061)    (9,571)    (6,884)
   Change in insurance-related liabilities                                           2,298       (250)     1,612
   Change in income taxes payable                                                    1,157      1,222        873
   Change in other assets                                                            7,714      2,547      2,264
   Change in other liabilities                                                      (1,102)     2,854     (3,856)
                                                                                 ---------  ---------  ---------
Net cash provided by (used in) operating activities                                  3,616      5,211     (3,877)
                                                                                 ---------  ---------  ---------
CASH FLOWS FROM INVESTING ACTIVITIES
 Sales, maturities and repayments of:
   Fixed maturities                                                                 65,809     74,169     89,078
   Mortgage loans on real estate                                                       791        949        754
 Purchases of:
   Fixed maturities                                                                (82,547)  (131,055)  (107,779)
   Mortgage loans on real estate                                                    (7,762)      (738)         -
 Net change in short-term investments                                                  232       (187)       741
 Net change in policy loans                                                           (110)       (44)       (87)
                                                                                 ---------  ---------  ---------
Net cash used in investing activities                                              (23,587)   (56,906)   (17,293)
                                                                                 ---------  ---------  ---------

CASH FLOWS FROM FINANCING ACTIVITIES
 Policyholder account balances:
   Deposits                                                                        161,842    214,204    123,424
   Withdrawals                                                                    (175,033)  (177,900)   (95,024)
 Capital contribution                                                               25,000     11,000          -
                                                                                 ---------  ---------  ---------
Net cash provided by financing activities                                           11,809     47,304     28,400
                                                                                 ---------  ---------  ---------
Change in cash and cash equivalents                                                 (8,162)    (4,391)     7,230
Cash and cash equivalents, beginning of year                                        12,788     17,179      9,949
                                                                                 ---------  ---------  ---------
CASH AND CASH EQUIVALENTS, END OF YEAR                                           $   4,626  $  12,788  $  17,179
                                                                                 =========  =========  =========
Supplemental disclosures of cash flow information:
 Net cash paid during the year:
   Interest                                                                      $       2  $     107  $      37
                                                                                 =========  =========  =========
   Income taxes                                                                  $   2,080  $     (20) $       -
                                                                                 =========  =========  =========

                   See accompanying notes to financial statements.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                            NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BUSINESS

      MetLife Investors Insurance Company of California (the "Company"), a California domiciled life insurance company, is a wholly owned subsidiary of MetLife Investors Insurance Company ("MLIIC"), a Missouri domiciled life insurance company. MLIIC is a wholly owned subsidiary of MetLife, Inc. ("MetLife"). At October 1, 2004 MLIIC, was sold from Cova Corporation ("Cova"), a wholly owned subsidiary of MetLife, to MetLife.

      The Company markets and services variable annuities, single premium deferred annuities ("SPDA"), immediate annuities, term life, variable life, and single premium whole life insurance policies. The Company is licensed to conduct business in the state of California. Most of the policies issued present no significant mortality or morbidity risk to the Company, but rather represent investment deposits by the policyholders. Single premium whole life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

      BASIS OF PRESENTATION

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. The most significant estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) the capitalization and amortization of deferred policy acquisition costs ("DAC"), including value of business acquired ("VOBA"); (iv) the liability for future policyholder benefits;
      (v) the liability for litigation and regulatory matters; and
      (vi) accounting for reinsurance. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgements are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from those estimates.

      Certain amounts in the prior years' financial statements have been reclassified to conform to the 2004 presentation.

      INVESTMENTS

      The Company's principal investments are in fixed maturities and mortgage loans; both of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector;
      (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; and (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than amortized cost; (vii) unfavorable changes in forecasted cash flows on asset-backed securities; (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values are based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

      The Company's fixed maturities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturities are adjusted for impairments in value deemed to be other-than-temporary in the period that determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

      The Company's review of its fixed maturities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below amortized cost by 20% or more for six months or greater.

      Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.

      Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Valuation allowances are recorded when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Such valuation allowances are established for the excess carrying value of the mortgage loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics based on property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of the interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded asset.

      Policy loans are stated at unpaid principal balances.

      Short-term investments are stated at amortized cost, which approximates fair value.

      CASH AND CASH EQUIVALENTS

      The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

      DEFERRED POLICY ACQUISITION COSTS

      The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of such costs is dependent on the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amount credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize such costs. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred.

      The costs of acquiring new or renewal insurance business that vary with, and are primarily related to, the production of that business are deferred. Such costs, which consist principally of commissions, agency and policy issue expenses, are amortized with interest over the expected life of the contract. Generally, DAC is amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins and surrender charges. Interest rates used to compute the present value of estimated gross profits are based on rates in effect at the inception or acquisition of the contracts.

      Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

      DAC for non-participating traditional life and annuity policies with life contingencies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

      Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

      VOBA, included as part of DAC, represents the present value of estimated future profits generated from existing insurance contracts in-force at the date of acquisition and is amortized over the expected policy or contract duration in relation to the estimated gross profits from such policies and contracts.

      GOODWILL

      The excess of cost over the fair value of net assets acquired ("goodwill") is included in other assets. On January 1, 2002, the Company adopted the provisions of Statement of Financial Accounting Standards ("SFAS") No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS, ("SFAS 142"). In accordance with SFAS 142, goodwill is not amortized but is tested for impairment at least annually to determine whether a writedown of the cost of the asset is required. Impairments are recognized in operating results when the carrying amount of goodwill exceeds its implied fair value. Prior to the adoption of SFAS 142, goodwill was amortized on a straight-line basis over a period ranging from 10 to 30 years and impairments were recognized in operating results when permanent diminution in value was deemed to have occurred.

      The Company recognized no impairments of goodwill during 2004, 2003 and 2002. Goodwill, net of accumulated amortization, was $2,278 thousand as of December 31, 2004 and 2003.

      LIABILITY FOR FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

      The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation.

      Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments and premium deficiency reserves. Interest rates used in establishing such liabilities range from 2% to 8%.

      Policyholder account balances relate to investment-type contracts. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 2% to 12%, less expenses, mortality charges, and withdrawals.

      The Company establishes liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary and paid up guarantees relating to certain life policies.

      Annuity guaranteed death benefit liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      Guaranteed annuitization benefit liabilities are determined by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating such guaranteed annuitization benefit liabilities are consistent with those used for calculating the guaranteed death benefit liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates a percentage of the potential annuitizations that may be elected by the contractholder.

      RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

      Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recognized in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

      OTHER REVENUES

      Other revenues include advisory fees, broker/dealer commissions and fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

      INCOME TAXES

      The Company applies the concepts of SFAS No. 109, Accounting for Income Taxes ("SFAS 109"), which establishes deferred income tax assets and liabilities based upon the difference between the financial statement and tax bases of assets and liabilities using the enacted tax rates in effect for the year in which the differences are expected to reverse. SFAS 109 allows recognition of deferred income tax assets if future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be realized.

      The Company files a consolidated federal income tax return with MLIIC and its includible affiliates. The method of allocation between the companies is both subject to written agreement and approval by the Board of Directors. The allocation is based upon separate return calculations, adjusted for any tax deferred intercompany transactions, with current credit for net losses to the extent recoverable in the consolidated return.

      REINSURANCE

      The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

      In the normal course of business, the Company seeks to limit its exposure to losses on large risks by ceding risks to other insurance enterprises or reinsurers. Reinsurance activities are accounted for consistent with terms of the underlying contracts. Premiums ceded to other companies have been reported as a reduction of premiums. Amounts applicable to reinsurance ceded for future policy benefits and claim liabilities have been reported as assets for these items, and commissions and expense allowances received in connection with reinsurance ceded have been accounted for in income as earned. Reinsurance does not relieve the Company from its primary responsibility to meet claim obligations. The Company evaluates the financial conditions of its reinsurers periodically.

      SEPARATE ACCOUNTS

      Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS ("SOP 03-1"), on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contact fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of income. In connection with the adoption of SOP 03-1, there was no material impact on the Company's separate accounts.

      The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

      APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

      In December 2004, the FASB issued SFAS No. 153, EXCHANGE OF NONMONETARY ASSETS, AN AMENDMENT OF APB OPINION NO. 29 ("SFAS 153"). SFAS 153 amends prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaces it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 are effective for nonmonetary asset exchanges occurring in fiscal periods beginning after June 15, 2005 and shall be applied prospectively. SFAS 153 is not expected to have a material impact on the Company's financial statements at the date of adoption.

      In March 2004, the Emerging Issues Task Force ("EITF") reached further consensus on Issue No. 03-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. An EITF 03-1 consensus reached in November 2003 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The Company has complied with the disclosure requirements of EITF 03-1, which were effective December 31, 2003. The accounting guidance of EITF 03-1 relating to the recognition of investment impairment which was to be effective in the third quarter of 2004 has been delayed pending the development of additional guidance. The Company is actively monitoring the deliberations relating to this issue at the FASB and currently is unable to determine the ultimate impact EITF 03-1 will have on its financial statements.

      Effective January 1, 2004, the Company adopted Statement of Position 03-1, as interpreted by Technical Practices Aids issued by the American Institute of Certified Public Accountants. SOP 03-1 provides guidance on
      (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. In June 2004, the FASB released Staff Position Paper No. 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS, PERMIT OR REQUIRE ACCRUAL OF AN UNEARNED REVENUE LIABILITY ("FSP 97-1") which included clarification that unearned revenue liabilities should be considered in determining the necessary insurance benefit liability required under SOP 03-1. Since the Company had considered unearned revenue in determining its SOP 03-1 benefit liabilities, FSP 97-1 did not impact its financial statements. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company increased future policyholder benefits for various guaranteed minimum death and income benefits, net of DAC and unearned revenue liability offsets under certain variable annuity contracts by approximately $93 thousand, net of income tax, which has been reported as a cumulative effect of a change in accounting. The application of SOP 03-1 increased the Company's 2004 net income by $207 thousand, including the cumulative effect of adoption.

      Effective October 1, 2003, the Company adopted Statement 133 Implementation Issue No. B36, EMBEDDED DERIVATIVES: MODIFIED COINSURANCE ARRANGEMENTS AND DEBT INSTRUMENTS THAT INCORPORATE CREDIT RISK EXPOSURES THAT ARE UNRELATED OR ONLY PARTIALLY RELATED TO THE CREDITWORTHINESS OF THE OBLIGOR UNDER THOSE INSTRUMENTS ("Issue B36"). Issue B36 concluded that (i) a company's funds withheld payable and/or receivable under certain reinsurance arrangements, and (ii) a debt instrument that incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the obligor include an embedded derivative feature that is not clearly and closely related to the host contract. Therefore, the embedded derivative feature is measured at fair value on the balance sheet and changes in fair value are reported in income. The Company's application of Issue B36 did not have a significant impact on the Company's financial statements.

      During 2003, the Company adopted FIN 46, CONSOLIDATION OF VARIABLE INTEREST ENTITIES--AN INTERPRETATION OF ARB No. 51 and FIN 46(r). A VIE is defined as (i) any entity in which the equity investments at risk in such entity do not have the characteristics of a controlling financial interest or (ii) any entity that does not have sufficient equity at risk to finance its activities without additional subordinated support from other parties. The adoption of FIN 46 did not have a significant impact on the Company's financial statements. The adoption of the provisions of FIN 46(r) at December 31, 2003 did not require the Company to consolidate any VIEs.

      Effective January 1, 2003, the Company adopted FIN No. 45, GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS ("FIN 45"). FIN 45 requires entities to establish liabilities for certain types of guarantees and expands financial statement disclosures for others. The initial recognition and initial measurement provisions of FIN 45 are applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The adoption of FIN 45 did not have a significant impact on the Company's financial statements.
      Effective January 1, 2003, the Company adopted SFAS No. 146, ACCOUNTING FOR COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, LIABILITY RECOGNITION FOR CERTAIN EMPLOYEE TERMINATION BENEFITS AND OTHER COSTS TO EXIT AN ACTIVITY INCLUDING CERTAIN COSTS INCURRED IN A RESTRUCTURING ("EITF 94-3"). The adoption of SFAS 146 did not have a significant impact on the Company's financial statements.
      Effective January 1, 2003, the Company adopted SFAS No. 145, RESCISSION OF FASB STATEMENTS NO. 4, 44, AND 64, AMENDMENT OF FASB STATEMENT NO. 13, AND TECHNICAL CORRECTIONS ("SFAS 145"). In addition to amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. The adoption of SFAS 145 did not have a significant impact on the Company's financial statements.
      Effective January 1, 2002, the Company adopted SFAS No. 144, ACCOUNTING FOR THE IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS ("SFAS 144"). SFAS 144 provides a single model for accounting for long-lived assets to be disposed of by superseding SFAS No. 121, ACCOUNTING FOR THE IMPAIRMENT OF LONG-LIVED ASSETS AND FOR LONG-LIVED ASSETS TO BE DISPOSED OF ("SFAS 121"), and the accounting and reporting provisions of Accounting Principles Board ("APB") Opinion No. 30, REPORTING THE RESULTS OF OPERATIONS--REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTIONS ("APB 30"). Under SFAS 144, discontinued operations are measured at the lower of carrying value or fair value less costs to sell, rather than on a net realizable value basis. Future operating losses relating to discontinued operations also are no longer recognized before they occur. SFAS 144 (i) broadens the definition of a discontinued operation to include a component of an entity (rather than a segment of a business); (ii) requires long-lived assets to be disposed of other than by sale to be considered held and used until disposed; and (iii) retains the basic provisions of (a) APB 30 regarding the presentation of discontinued operations in the statements of income, (b) SFAS 121 relating to recognition and measurement of impaired long-lived assets (other than goodwill), and (c) SFAS 121 relating to the measurement of long-lived assets classified as held-for-sale. Adoption of SFAS 144 did not have a material impact on the Company's financial statements.

      Effective January 1, 2002, the Company adopted SFAS No. 142. SFAS 142 eliminates the systematic amortization and establishes criteria for measuring the impairment of goodwill and certain other intangible assets by reporting unit. The Company completed the required impairment tests of goodwill and indefinite-lived intangible assets in the third quarter of 2002. There was no impairment of identified intangible assets or significant reclassifications between goodwill and other intangible assets at January 1, 2002. Amortization of other intangible assets was not material for the years ended December 31, 2004, 2003 and 2002.

2.  INVESTMENTS

      FIXED MATURITIES

      Fixed maturities at December 31, 2004 were as follows:

                                                      GROSS UNREALIZED ESTIMATED
                                            AMORTIZED ----------------   FAIR
                                              COST     GAIN     LOSS     VALUE
                                            ---------  ------   ----   ---------
                                                (DOLLARS IN THOUSANDS)
     U.S. treasury/agency securities        $ 31,963  $   94    $ 58   $ 31,999
     U.S. corporate securities               106,954   2,899     425    109,428
     Foreign corporate securities              6,785     282      12      7,055
     Residential mortgage-backed securities   23,977     252      33     24,196
     Commercial mortgage-backed securities    24,593       4     150     24,447
     Asset-backed securities                   9,458      28      37      9,449
                                            --------   ------    ----  --------
        Total fixed maturities              $203,730  $3,559    $715   $206,574
                                            ========   ======    ====  ========

      Fixed maturities at December 31, 2003 were as follows:

                                                     GROSS UNREALIZED ESTIMATED
                                           AMORTIZED ----------------   FAIR
                                             COST     GAIN     LOSS     VALUE
                                           ---------  ------  ------  ---------
                                                (DOLLARS IN THOUSANDS)
    U.S. treasury/agency securities        $  8,018  $   12   $    -  $  8,030
    U.S. corporate securities               114,379   4,958    3,469   115,868
    Foreign corporate securities              7,781     430        1     8,210
    Residential mortgage-backed securities   26,913     564        -    27,477
    Commercial mortgage-backed securities    16,178     124        7    16,295
    Asset-backed securities                  14,868     230      360    14,738
                                           --------   ------  ------  --------
       Total fixed maturities              $188,137  $6,318   $3,837  $190,618
                                           ========   ======  ======  ========

      Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

      The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $5,668 thousand and $4,066 thousand at December 31, 2004 and 2003, respectively. These securities had a net unrealized gain of $311 thousand at December 31, 2004 and a net unrealized loss of $2,918 at December 31, 2003. The Company did not have any non-income producing fixed maturities at December 31, 2004. The Company had non-income producing fixed maturities of $343 thousand at December 31, 2003.

      The amortized cost and estimated fair value of bonds at December 31, 2004, by contractual maturity date (excluding sinking funds), are shown below:

                                                                   ESTIMATED
                                                       AMORTIZED     FAIR
                                                         COST        VALUE
                                                       ---------   ---------
                                                       (DOLLARS IN THOUSANDS)
     Due in one year or less                           $  7,854    $  7,952
     Due after one year through five years               93,443      95,035
     Due after five years through ten years              39,395      40,316
     Due after ten years                                  5,010       5,179
                                                       --------    --------
         Subtotal                                       145,702     148,482
     Mortgage-backed and other asset-backed securities   58,028      58,092
                                                       --------    --------
         Total fixed maturities                        $203,730    $206,574
                                                       ========    ========

      Fixed maturities not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

      Sales or disposals of fixed maturities classified as available-for-sale were as follows:

                                        YEARS ENDED DECEMBER 31,
                                       -------------------------
                                         2004     2003     2002
                                       -------  -------  -------
                                         (DOLLARS IN THOUSANDS)
               Proceeds                $27,334  $28,913  $30,984
               Gross investment gains      735      868      674
               Gross investment losses    (234)    (228)  (1,282)

      Gross investment losses above exclude writedowns recorded during 2004, 2003 and 2002 for other-than-temporarily impaired available-for-sale fixed maturities of $64 thousand, $1,657 thousand and $222 thousand, respectively.

      The Company periodically disposes of fixed maturities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

      The following table shows the estimated fair values and gross unrealized losses of the Company's fixed maturities, aggregated by sector and length of time that the securities have been in a continuous unrealized loss position at December 31, 2004 and 2003:

                                                                    DECEMBER 31, 2004
                                            -----------------------------------------------------------------
                                                                   EQUAL TO OR GREATER
                                             LESS THAN 12 MONTHS     THAN 12 MONTHS             TOTAL
                                            --------------------- --------------------- ---------------------
                                                         GROSS                 GROSS                 GROSS
                                            ESTIMATED  UNREALIZED ESTIMATED  UNREALIZED ESTIMATED  UNREALIZED
                                            FAIR VALUE    LOSS    FAIR VALUE    LOSS    FAIR VALUE    LOSS
                                            ---------- ---------- ---------- ---------- ---------- ----------
                                                                 (DOLLARS IN THOUSANDS)
U.S. treasury/agency securities              $ 6,936     $   58     $    -      $ -      $ 6,936     $   58
U.S. corporate securities                     43,225        389      1,964       36       45,189        425
Foreign corporate securities                     992         12          -        -          992         12
Residential mortgage-backed securities         6,686         33          -        -        6,686         33
Commercial mortgage-backed securities         20,148        150          -        -       20,148        150
Asset-backed securities                        6,178         37          -        -        6,178         37
                                             -------     ------     ------      ---      -------     ------
   Total fixed maturities                    $84,165     $  679     $1,964      $36      $86,129     $  715
                                             =======     ======     ======      ===      =======     ======
Total number of securities in an unrealized
  loss position                                   39                     1                    40
                                             =======                ======               =======

                                                                    DECEMBER 31, 2003
                                            -----------------------------------------------------------------
                                                                   EQUAL TO OR GREATER
                                             LESS THAN 12 MONTHS     THAN 12 MONTHS             TOTAL
                                            --------------------- --------------------- ---------------------
                                                         GROSS                 GROSS                 GROSS
                                            ESTIMATED  UNREALIZED ESTIMATED  UNREALIZED ESTIMATED  UNREALIZED
                                            FAIR VALUE    LOSS    FAIR VALUE    LOSS    FAIR VALUE    LOSS
                                            ---------- ---------- ---------- ---------- ---------- ----------
                                                                 (DOLLARS IN THOUSANDS)
U.S. corporate securities                    $25,194     $3,466     $  403      $ 3      $25,597     $3,469
Foreign corporate securities                   1,005          1          -        -        1,005          1
Commercial mortgage-backed securities          5,391          7          -        -        5,391          7
Asset-backed securities                        3,830        360          -        -        3,830        360
                                             -------     ------     ------      ---      -------     ------
   Total fixed maturities                    $35,420     $3,834     $  403      $ 3      $35,823     $3,837
                                             =======     ======     ======      ===      =======     ======

      MORTGAGE LOANS ON REAL ESTATE

      Mortgage loans on commercial real estate were $10,298 thousand and $3,302 thousand as of December 31, 2004 and 2003, respectively.

      Mortgage loans on real estate are collateralized by properties primarily located throughout the United States. At December 31, 2004, approximately 47%, 19% and 14% of the properties were located in California, Puerto Rico and Georgia, respectively. Generally, the Company (as the lender) requires that a minimum of one-fourth of the purchase price of the underlying real estate be paid by the borrower.

      There was no valuation allowance on mortgage loans on real estate as of December 31, 2004 and 2003, respectively. There were no impaired mortgage loans on real estate as of December 31, 2004 and 2003, respectively.

      NET INVESTMENT INCOME

      The components of net investment income were as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ---------------------
                                                       2004      2003   2002
                                                      ------    ------ ------
                                                      (DOLLARS IN THOUSANDS)
    Fixed maturities                                  $8,600    $9,252 $8,606
    Mortgage loans on real estate                        451       271    313
    Policy loans                                          90        60    104
    Cash, cash equivalents and short-term investments    106       186    134
    Other                                                (30)        -    (73)
                                                      ------    ------ ------
      Total                                            9,217     9,769  9,084
    Less: Investment expenses                             16        14     14
                                                      ------    ------ ------
      Total net investment income                     $9,201    $9,755 $9,070
                                                      ======    ====== ======

      NET INVESTMENT GAINS (LOSSES)

      Net investment gains (losses), were as follows:

                                                YEARS ENDED DECEMBER 31,
                                                -----------------------
                                                2004     2003     2002
                                                ----   -------   -----
                                                (DOLLARS IN THOUSANDS)
          Fixed maturities                      $437   $(1,017)  $(830)
          Mortgage loans on real estate          (40)        -       -
                                                ----   -------   -----
            Total net investment gains (losses) $397   $(1,017)  $(830)
                                                ====   =======   =====

      NET UNREALIZED INVESTMENT GAINS

      The components of net unrealized investment gains, included in accumulated other comprehensive income, were as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                  -------------------------
                                                    2004     2003     2002
                                                  -------  -------  -------
                                                    (DOLLARS IN THOUSANDS)
   Fixed maturities                               $ 2,844  $ 2,481  $ 5,380
   Other invested assets                              (73)     (73)     (74)
                                                  -------  -------  -------
     Total                                          2,771    2,408    5,306
                                                  -------  -------  -------
   Amounts allocated from :
     Deferred policy acquisition costs             (1,197)  (1,150)  (3,777)
   Deferred income taxes                             (551)    (440)    (535)
                                                  -------  -------  -------
     Total                                         (1,748)  (1,590)  (4,312)
                                                  -------  -------  -------
       Net unrealized investment gains (losses)   $ 1,023  $   818  $   994
                                                  =======  =======  =======

      The changes in net unrealized investment gains (losses) were as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2004     2003     2002
                                                      ------  -------  -------
                                                       (DOLLARS IN THOUSANDS)
 Balance, beginning of year                           $  818  $   994  $   255
 Unrealized investment gains (losses) during the year    363   (2,898)   3,304
 Unrealized investment gains (losses) relating to:
   Deferred policy acquisition costs                     (47)   2,627   (2,207)
 Deferred income taxes                                  (111)      95     (358)
                                                      ------  -------  -------
 Balance, end of year                                 $1,023  $   818  $   994
                                                      ======  =======  =======
 Net change in unrealized investment gains (losses)   $  205  $  (176) $   739
                                                      ======  =======  =======

3.  INSURANCE

      DEFERRED POLICY ACQUISITION COSTS

      Information regarding VOBA and DAC for the years ended December 31, 2002, 2003 and 2004 is as follows:

                                         VALUE OF      DEFERRED
                                         BUSINESS POLICY ACQUISITION
                                         ACQUIRED       COSTS         TOTAL
                                         -------- ------------------ -------
                                                (DOLLARS IN THOUSANDS)
  Balance at January 1, 2002             $13,539       $ 7,983       $21,522
  Capitalizations                              -         8,650         8,650
                                         -------       -------       -------
      Total                               13,539        16,633        30,172
  Amortization related to:
    Net investment gains (losses)              -          (199)         (199)
    Unrealized investment gains (losses)     783         1,424         2,207
    Other expenses                         1,333           632         1,965
                                         -------       -------       -------
      Total amortization                   2,116         1,857         3,973
                                         -------       -------       -------
  Balance at December 31, 2002            11,423        14,776        26,199
  Capitalizations                              -        11,719        11,719
                                         -------       -------       -------
      Total                               11,423        26,495        37,918
  Amortization related to:
    Net investment gains (losses)           (101)         (144)         (245)
    Unrealized investment gains (losses)  (1,696)         (931)       (2,627)
    Other expenses                         1,120         1,273         2,393
                                         -------       -------       -------
      Total amortization                    (677)          198          (479)
                                         -------       -------       -------
  Balance at December 31, 2003            12,100        26,297        38,397
  Capitalizations                              -         9,066         9,066
                                         -------       -------       -------
      Total                               12,100        35,363        47,463
  Amortization related to:
    Net investment gains (losses)             30            43            73
    Unrealized investment gains (losses)      81           (34)           47
    Other expenses                           116         2,794         2,910
                                         -------       -------       -------
      Total amortization                     227         2,803         3,030
                                         -------       -------       -------
  Dispositions and other                       -           (22)          (22)
                                         -------       -------       -------
  Balance at December 31, 2004           $11,873       $32,538       $44,411
                                         =======       =======       =======

      The estimated future amortization expense allocated to other expenses for VOBA is $1,111 thousand in 2005, $1,119 thousand in 2006, $1,139 thousand in 2007, $1,131 thousand in 2008 and $1,118 thousand in 2009.

      Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization, (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

      In the normal course of business the Company reviews and updates the assumptions and methodology used in establishing DAC and VOBA amortization. During 2004 the Company updated significant parts of the underlying assumptions used to establish DAC and VOBA amortization. As a result of the updated assumption, the Company re-estimated the cumulative amortization and recorded a cumulative charge to the current period of $1 million, before income tax, causing an increase in amortization related to other expenses.

      SALES INDUCEMENTS

      Changes in deferred sales inducements are as follows:

                                             SALES INDUCEMENTS
                                           ----------------------
                                           (DOLLARS IN THOUSANDS)
              Balance at January 1, 2004           $4,686
              Capitalization                        1,832
              Amortization                           (426)
                                                   ------
              Balance at December 31, 2004         $6,092
                                                   ======

      GUARANTEES

      The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits") and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

      The Company had the following types of guarantees relating to annuity contracts at:

                                                      DECEMBER 31 2004
                                               ---------------------------
                                               IN THE EVENT
                                                 OF DEATH    AT ANNUITIZATION
                                               ------------  ----------------
                                                   (DOLLARS IN THOUSANDS)
  RETURN OF NET DEPOSITS
    Separate account value                      $  98,041             N/A
    Net amount at risk                          $     131(1)          N/A
    Average attained age of contractholders      62 years             N/A

  ANNIVERSARY CONTRACT VALUE OR MINIMUM RETURN
    Separate account value                      $ 487,839       $ 337,793
    Net amount at risk                          $   6,411(1)    $   1,628(2)
    Average attained age of contractholders      63 years        59 years

             --------
             (1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

             (2) The net amount at risk for guarantees of amounts at
                 annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

      The net amount at risk is based on the direct amount at risk (excluding reinsurance).

      The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

      Liabilities for guarantees (excluding base policy liabilities) relating to annuity contracts are as follows:

                                          ANNUITY CONTRACTS
                                     ---------------------------
                                                     GUARANTEED
                                       GUARANTEED   ANNUITIZATION
                                     DEATH BENEFITS   BENEFITS    TOTAL
                                     -------------- ------------- -----
                                           (DOLLARS IN THOUSANDS)
        Balance at January 1, 2004       $ 140          $ 281     $ 421
        Incurred guaranteed benefits      (140)          (281)     (421)
                                         -----          -----     -----
        Balance at December 31, 2004     $   -          $   -     $   -
                                         =====          =====     =====

      Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows at:

                                          DECEMBER 31, 2004
                                        ----------------------
                                        (DOLLARS IN THOUSANDS)
                  Mutual Fund Groupings
                    Equity                     $359,473
                    Bond                         47,162
                    Balanced                     31,910
                    Money Market                  8,117
                    Specialty                     7,084
                                               --------
                      Total                    $453,746
                                               ========

      SEPARATE ACCOUNTS

      Separate account assets and liabilities include pass-through separate accounts totaling $598,459 thousand and $434,793 thousand at December 31, 2004 and 2003, respectively, for which the policyholder assumes the investment risk.

      Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $9,701 thousand, $6,144 thousand and $3,411 thousand for the years ended December 31, 2004, 2003 and 2002, respectively.

      For the year ended December 31, 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

4.  REINSURANCE

      The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and to provide additional capacity for future growth. The Company currently reinsures up to 70% of the mortality risk for all new individual life insurance policies that it writes. The Company retains up to $100,000 per life and reinsures 100% of amounts in excess of the Company's retention limits. The Company reinsures its business through a diversified group of reinsurers. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks of specific characteristics. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

      The Company reinsures 100% of its new production of riders containing benefit guarantees related to variable annuities to an affiliate.

                                                            YEARS ENDED DECEMBER 31,
                                                            ---------------------
                                                             2004      2003   2002
                                                            ------    -----  ------
                                                            (DOLLARS IN THOUSANDS)
Direct premiums                                             $1,827    $ 417  $1,799
Reinsurance ceded                                             (105)    (455)    (89)
                                                            ------    -----  ------
Net premiums                                                $1,722    $ (38) $1,710
                                                            ======    =====  ======
Reinsurance recoveries netted against policyholder benefits $    -    $   -  $  450
                                                            ======    =====  ======

      Reinsurance recoverables, included in premiums and other receivables, were immaterial for the years ended December 31, 2004 and 2003.

5.  INCOME TAXES

      The provision for income taxes for continuing operations was as follows:

                                          YEARS ENDED DECEMBER 31,
                                          ---------------------
                                           2004     2003    2002
                                          ------   ------  ------
                                          (DOLLARS IN THOUSANDS)
               Current:
                 Federal                  $  507   $ (840) $ (382)
               Deferred:
                 Federal                   1,943    1,696   1,180
                                          ------   ------  ------
               Provision for income taxes $2,450   $  856  $  798
                                          ======   ======  ======

      Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported for continuing operations were as follows:

                                               YEARS ENDED DECEMBER 31,
                                               ---------------------
                                                2004      2003    2002
                                               ------    ------  -----
                                               (DOLLARS IN THOUSANDS)
          Tax provision at U.S. statutory rate $2,844    $1,018  $ 943
          Tax effect of:
            Tax exempt investment income         (375)     (162)  (145)
            Other, net                            (19)        -      -
                                               ------    ------  -----
          Provision for income taxes           $2,450    $  856  $ 798
                                               ======    ======  =====

      Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                       DECEMBER 31,
                                                     ---------------------
                                                       2004        2003
                                                      -------     -------
                                                     (DOLLARS IN THOUSANDS)
          Deferred income tax assets:
            Policyholder liabilities and receivables $ 7,218     $ 6,129
            Tax basis of intangible assets purchased     311         388
            Investments                                  675         718
            Loss and credit carryforwards                447         484
                                                      -------     -------
                                                       8,651       7,719
                                                      -------     -------
          Deferred income tax liabilities:
            Deferred policy acquisition costs         13,160      10,852
            Net unrealized investment gains              551         440
            Other                                        852         336
                                                      -------     -------
                                                      14,563      11,628
                                                      -------     -------
          Net deferred income tax liability          $(5,912)    $(3,909)
                                                      =======     =======

      The Company has capital loss carryforwards of $1,276 thousand at December 31, 2004, which will expire between 2005 and 2008. A valuation allowance is provided when it is more likely than not that some portion of the deferred tax assets will not be realized. Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the remaining deferred income tax assets.

      The Company has been audited by the Internal Revenue Service for the years through and including 2000. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's financial statements.

      The Company joins MLIIC's includible affiliates in filing a consolidated federal income tax return. The consolidating companies have executed a tax allocation agreement. Pursuant to the tax allocation agreement, the amounts due from affiliates are $1,832 thousand in 2004 and $1,097 thousand in 2003.

6.  COMMITMENTS AND CONTINGENCIES

      LITIGATION

      Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The Company is fully cooperating with regard to these information requests and investigations. It is possible that additional requests for information and/or investigations may be commenced. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's financial position.

      MetLife has received a number of subpoenas and other requests from the Office of the Attorney General of the State of New York seeking information relating to compensation agreements between insurance brokers and MetLife and its affiliates. MetLife also has received a subpoena, including a set of interrogatories, from the Office of the Attorney General of the State of Connecticut seeking similar information and documents. MetLife also has received a Civil Investigative Demand from the Office of the Attorney General for the State of Massachusetts seeking information and documents concerning bids and quotes that the Company submitted to potential customers in Massachusetts, the identity of agents, brokers, and producers to whom the Company submitted such bids or quotes, and communications with a certain broker. Many insurance regulators have sent requests for information and documents to MetLife or its affiliates relating to broker compensation practices. MetLife is continuing to conduct an internal review of its commission payment practices. The Company continues to fully cooperate with these inquiries.

      Various litigation, claims, requests or assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      SUMMARY

      It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters that may be brought against the Company, very large and/or indeterminate amounts, including punitive and treble damages, may be sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts that may be sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows in particular quarterly or annual periods.

      GUARANTEES

      In the course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future.

      The Company's recorded liability at December 31, 2004 and 2003 for indemnities, guarantees and commitments is insignificant.

7.  EQUITY

      DIVIDEND RESTRICTIONS

      Only dividends from statutory earned surplus can be paid by State of California insurance companies to shareholders without prior approval of the insurance commissioner. The Company has negative earned surplus and as such, no dividends are permissible in 2005 without prior approval of the insurance commissioner.

      STATUTORY EQUITY AND INCOME

      The National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles (the "Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The California State Department of Insurance (the "Department") has adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in California.

      Statutory accounting practices differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

      Statutory net loss of the Company, a California domiciled insurer, was $5,094 thousand, $437 thousand and $4,639 thousand for the years ended December 31, 2004, 2003 and 2002, respectively. Statutory capital and surplus, was $40,928 thousand and $21,810 thousand at December 31, 2004 and 2003, respectively.

      OTHER COMPREHENSIVE INCOME (LOSS)

      The following table sets forth the reclassification adjustments required for the years ended December 31, 2004, 2003 and 2002 to avoid double-counting in other comprehensive (loss) income items that are included as part of net income for the current year that have been reported as a part of other comprehensive (loss) income:

                                                                YEARS ENDED DECEMBER 31,
                                                                ------------------------
                                                                 2004     2003     2002
                                                                ------  -------  -------
                                                                 (DOLLARS IN THOUSANDS)
Holding (losses) gains on investments arising during the year   $ (277) $(4,672) $ 2,662
Income tax effect of holding (losses) gains                         97    1,635     (869)
Reclassification adjustments:
  Recognized holding (gains) losses included in current year
    income                                                        (596)     784      768
  Amortization of premiums and accretion of discounts
    associated with investments                                  1,236      990     (126)
  Income tax effect                                               (224)    (621)    (210)
Allocation of holding (losses) gains on investments relating to
  other policyholder amounts                                       (47)   2,627   (2,207)
Income tax effect of allocation of holding (losses) gains to
  other policyholder amounts                                        16     (919)     721
                                                                ------  -------  -------
Other comprehensive income (loss)                               $  205  $  (176) $   739
                                                                ======  =======  =======

8.  OTHER EXPENSES

      Other expenses were comprised of the following:

                                                 YEARS ENDED DECEMBER 31,
                                                --------------------------
                                                  2004     2003      2002
                                                -------  --------  -------
                                                  (DOLLARS IN THOUSANDS)
     Compensation                               $   139  $    221  $   125
     Commissions                                  9,443    11,959    7,073
     Interest and debt issue costs                    2       107       37
     Amortization of policy acquisition costs     2,983     2,148    1,766
     Capitalization of policy acquisition costs  (9,066)  (11,719)  (8,650)
     Other                                          333       607      857
                                                -------  --------  -------
       Total other expenses                     $ 3,834  $  3,323  $ 1,208
                                                =======  ========  =======

9.  FAIR VALUE INFORMATION

      The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

      Amounts related to the Company's financial instruments were as follows:

                                              CARRYING   ESTIMATED
                                               VALUE     FAIR VALUE
              DECEMBER 31, 2004               --------   ----------
                                              (DOLLARS IN THOUSANDS)
              ASSETS:
                Fixed maturities              $206,574    $206,574
                Mortgage loans on real estate   10,298       9,618
                Policy loans                     1,199       1,199
                Cash and cash equivalents        4,626       4,626
              LIABILITIES:
                Policyholder account balances  184,821     172,550

                                              CARRYING   ESTIMATED
                                               VALUE     FAIR VALUE
              DECEMBER 31, 2003               --------   ----------
                                              (DOLLARS IN THOUSANDS)
              ASSETS:
                Fixed maturities              $190,618    $190,618
                Mortgage loans on real estate    3,302       3,562
                Policy loans                     1,089       1,089
                Short-term investments             232         232
                Cash and cash equivalents       12,788      12,788
              LIABILITIES:
                Policyholder account balances  192,507     172,278

      The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

         FIXED MATURITIES

            The fair value of fixed maturities is based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

         MORTGAGE LOANS ON REAL ESTATE

            Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

         POLICY LOANS

            The carrying values for policy loans approximate fair value.

         CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

            The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

         POLICYHOLDER ACCOUNT BALANCES

            The fair value of policyholder account balances is estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued.

10. RELATED PARTY TRANSACTIONS

      The Company entered into a Service Agreement, an Investment Management Agreement and a Principal Underwriters and Selling Agreement with its affiliated companies for 2004, 2003 and 2002. Metropolitan Life Insurance Company provides management services, employees, policy administration functions and investment advice necessary to conduct the activities of the Company. MetLife Investors Group, Inc. ("MLIG") and MetLife Investors Distribution Company provide distribution services to the Company. Expenses charged to the Company for these distribution services are limited to amounts that effectively equal pricing expense levels. This results in residual expenses reflected in the results of MLIG. Expenses and fees paid to affiliated companies in 2004, 2003 and 2002 by the Company were $249 thousand, $548 thousand and $686 thousand, respectively.

      Since the Company is a member of a controlled group of affiliate companies its results may not be indicative of those of a stand alone entity.

      The Company received cash capital contributions of $25,000 thousand and $11,000 thousand from MLIIC during the years ended 2004 and 2003, respectively. There were no capital contributions during the year ended December 31, 2002.

      On September 10, 2002, the Company's Board of Directors approved an Agreement and Plan of Merger ("the Agreement") providing for the merger of the Company with and into MLIIC, with MLIIC being the surviving corporation of the merger. MLIIC has received the certificate of authority and authorization to offer variable life insurance. It is pursuing authorization to offer variable annuities from the Department. Upon receipt of this final approval, the Agreement will be presented to MetLife, as sole shareholder of MLIIC for approval.

                                    PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a. Financial Statements
  ------------------------------------------------------------------------------

The following financial statements of the Separate Account are included in Part
 B hereof:


1.     Report of Independent Auditors.


2.     Statement of Assets and Liabilities as of December 31, 2004.

3.     Statement of Operations for the year ended December 31, 2004.

4. Statements of Changes in Net Assets for the years ended December 31, 2004 and 2003.


5.     Notes to Financial Statements.

The following financial statements of the Company are included in Part B hereof:

1.     Report of Independent Auditors.


2.     Balance Sheets as of December 31, 2004 and 2003.

3.     Statements of Income for the years ended December 31, 2004, 2003 and
2002.

4. Statements of Stockholder's Equity for the years ended December 31, 2004, 2003 and 2002.

5.     Statements of Cash Flows for the years ended December 31, 2004, 2003 and
2002.


6.     Notes to Financial Statements.

b. Exhibits
  ------------------------------------------------------------------------------

1.   (i)
     Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account (adopted March 24, 1992 and certified October 7, 1997)(1)

  (ii) Revised and Restated Resolutions of Board of Directors (adopted June 11, 2004)(13)

2.     Not Applicable.

3.   (i)
     Principal Underwriter's and Selling Agreement (effective January 1,
2001)(13)

  (ii) Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002)(13)

4.   (i)
     Individual Flexible Purchase Payment Deferred Variable Annuity Contract(6)

  (ii)      Enhanced Dollar Cost Averaging Rider(6)

  (iii)      Three Month Market Entry Rider(6)

  (iv)      Death Benefit Rider - (Principal Protection)(6)

  (v)      Death Benefit Rider - (Compounded-Plus)(6)

  (vi)      Death Benefit Rider - (Annual Step-Up)(6)

  (vii)      Guaranteed Minimum Income Benefit Rider - (Living Benefit)(6)

  (viii)      Additional Death Benefit Rider - (Earnings Preservation
Benefit)(6)

  (ix) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider(6)

  (x)      Terminal Illness Rider(6)

  (xi)      Individual Retirement Annuity Endorsement(6)

  (xii)      Roth Individual Retirement Annuity Endorsement(6)

  (xiii)      401 Plan Endorsement(6)

  (xiv)      Tax Sheltered Annuity Endorsement(6)

  (xv)      Unisex Annuity Rates Rider(6)

  (xvi) Endorsement (Name Change effective February 5, 2001. Metlife Investors Insurance Company of California; Predecessor: Cova Financial Life Insurance Company)(8)

  (xvii) Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II 03/03)(10)

  (xviii)      Form of Guaranteed Withdrawal Benefit Rider - (GWB) MLI-690-1
(7/04)(13)

  (xix)      Form of Contract Schedule [Class AA, B, C, L, VA or XC] 9028-2
(7/04)(13)

  (xx)      Individual Retirement Annuity Endorsement 9023.1 (9/02)(13)

  (xxi)      Roth Individual Retirement Annuity Endorsement 9024.1 (9/02)(13)

  (xxii)      401(a)/403(a) Plan Endorsement 9025.1 (9/02)(13)

  (xxiii)      Tax Sheltered Annuity Endorsement 9026.1 (9/02)(13)


  (xxiv)      Simple Individual Retirement Annuity Endorsement 9276 (9/02)(13)

  (xxv)      Form of Guaranteed Minimum Income Benefit Rider (GMIB Plus or GMIB
III) 9018-2(5/05)(14)

  (xxvi)      Form of Enhanced Dollar Cost Averaging Rider 9013-1 (5/05)(14)

  (xxvii)      Form of Three Month Market Entry Rider 9014-1 (5/05)(14)

  (xxviii)      Form of Contract Schedule (GMIB Plus or GMIB III) 9028-3
(5/05)(14)


5.   (i)
     Form of Variable Annuity Application(6)


  (ii)      Form of Variable Annuity Application (Classes AA, B, C, L, VA and
XC) 9029 (7/04) APPVA - 504 VACA(13)

  (iii) Form of Variable Annuity Application [Class VA] 9029 (1/05) APPVA105VACA(14)


6.   (i)
     Copy of Articles of Incorporation of the Company(2)

  (ii)      Copy of the Bylaws of the Company(2)

7. Automatic Reinsurance Agreement between MetLife Investors Insurance Company of California and Exeter Reassurance Company, Ltd.(9)

8.   (i)
     Participation Agreement Among Met Investors Series Trust, Met Investors
        Advisory Corp., Met Distribution Company and Met Investors Insurance Company of California (February 12, 2001)(9)

  (ii) First Amendment to Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., Met Investors Distribution Company and Met Investors Insurance Company of California (September 14, 2001 to 2/12/
       01)(9)

  (iii) Form of Participation Agreement among Metropolitan Series Fund, Inc. Metropolitan Life Insurance Company and MetLife Investors Insurance Company of California (May 1, 2000)(12)

9.   (i)
     Opinion and Consent of Counsel(11)

10.   (i)
     Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (filed herewith)

  (ii) Consent of Counsel (Sutherland Asbill & Brennan LLP) (filed herewith)

  (iii) Consent of Counsel (MetLife Investors Insurance Company of California) (filed herewith)

11.     Not Applicable.

12.     Not Applicable.

13. Powers of Attorney for Michael K. Farrell, James P. Bossert, Susan A. Buffum, Michael R. Fanning, Hugh C. McHaffie, Richard C. Pearson, Elizabeth M. Forget, George Foulke and Jeffrey A. Tupper.(11)

(1) incorporated herein by reference to Cova Variable Life Account Five's Initial Registration Statement on Form S-6 (File No. 333-37559) as filed electronically on October 9, 1997.

(2) incorporated herein by reference to Cova Variable Annuity Account Five's Pre-Effective Amendment No. 1 to Form N-4/A (File No. 333-34817 and 811-07060) as filed electronically on November 19, 1997.

(3) incorporated herein by reference to Cova Variable Annuity Account Five's Post-Effective Amendment No. 1 to Form N-4/A (File No. 333-34817 and 811-07060) as filed electronically on February 11, 1998.

(4) incorporated herein by reference to Cora Variable Annuity Account Five's Post Effective Amendment No. 6 to Form N-4 (File Nos. 033-50174 and 811-07060) as filed electronically on April 29, 1998.

(5) incorporated herein by reference to Cora Variable Annuity Account Five's Post-Effective Amendment No. 9 to Form N-4 (File Nos. 033-50174 and 811-07060) as filed electronically on April 29, 1999.

(6) incorporated herein by reference to Registrant's N-4 (File Nos. 333-54016 and 811-07060) as filed electronically January 19, 2001.

(8) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-54016 and 811-07060) as filed electronically on May 1, 2001.

(9) incorporated herein by reference to Registrant's Post Effective Amendment No. 5 to Form N-4 (File Nos. 333-54016 and 811-07060) as filed electronically on May 1, 2003.

(10) incorporated herein by reference to MetLife Investors USA Separate Account A Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) as filed electronically on April 27, 2004.

(11) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54016 and 811-07060) as filed electronically on April 28, 2004.

(12) incorporated herein by reference to Cova Variable Life Account Five's Pre-Effective Amendment No. 1 to Form S-6/A (File No. 333-69852) as filed electronically on December 20, 2001.


(13) incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-54016 and 811-07060) as filed electronically on July 19, 2004.

(14) incorporated herein by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4 (File Nos. 333-54016 and 811-07060) as filed electronically on April 27, 2005.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


NAME AND PRINCIPAL BUSINESS ADDRESS        POSITION AND OFFICES WITH DEPOSITOR
-------------------------------------      ----------------------------------------
Michael K. Farrell                         Chairman of the Board, President,
22 Corporate Plaza Drive                   Chief Executive Officer and Director
Newport Beach, CA 92660
Susan A. Buffum                            Director
334 Madison Avenue
Convent Station, NJ 07961
James P. Bossert                           Executive Vice President,
22 Corporate Plaza Drive                   Chief Financial Officer and Director
Newport Beach, CA 92660
Michael R. Fanning                         Director
501 Boylston Street
Boston, MA 02116
Elizabeth M. Forget                        Director
260 Madison Avenue
New York, NY 10016
George Foulke                              Director
501 Route 22
Bridgewater, NJ 08807
Hugh C. McHaffie                           Executive Vice President and Director
501 Boylston Street
Boston, MA 02116
Kevin J. Paulson                           Senior Vice President
4700 Westown Parkway
West DesMoines, IA 50266
Richard C. Pearson                         Executive Vice President,
22 Corporate Plaza Drive                   General Counsel, Secretary and Director
Newport Beach, CA 92660
Helayne F. Klier                           Executive Vice President
260 Madison Avenue
New York, NY 10016




NAME AND PRINCIPAL BUSINESS ADDRESS        POSITION AND OFFICES WITH DEPOSITOR
-------------------------------------      ---------------------------------------
Jeffrey A. Tupper                          Assistant Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660
Leonard M. Bakal                           Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Roberto Baron                              Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Debora L. Buffington                       Vice President, Director of Compliance
22 Corporate Plaza Drive
Newport Beach, CA 92660
Betty Davis                                Vice President
1125 - 17th Street
Denver, CO 80202
Brian C. Kiel                              Vice President, Appointed Actuary
501 Route 22
Bridgewater, NJ 08807
Christopher A. Kremer                      Vice President
501 Boylston Street
Boston, MA 02116
Marian J. Zeldin                           Vice President
501 Route 22
Bridgewater, NJ 08907
Karen A. Johnson                           Vice President
501 Boylston Street
Boston, MA 02116
Deron J. Richens                           Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660
Henryk Sulikowski, Jr.                     Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Anthony J. Williamson                      Treasurer
1 Metlife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


     The Registrant is a separate account of MetLife Investors Insurance Company of California under California insurance law. MetLife Investors Insurance Company of California is a wholly-owned direct subsidiary of MetLife Investors Insurance Company which in turn is a direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF MARCH 31, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of March 31, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company

Q.    N.L. Holding Corp. (DEL) (NY)

      1.    Nathan & Lewis Associates, Inc. (NY)

            a)    Nathan and Lewis Insurance Agency of Massachusetts, Inc. (MA)

            b)    Nathan and Lewis Associates of Texas, Inc. (TX)

R.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

S.    Newbury Insurance Company, Limited

T.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

U.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

            a)    Soma Seguradora, S.A. (Brazil)

V.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      8.    CRH Co., Inc. (MA)

      9.    L/C Development Corporation (CA)

      10.   Benefit Services Corporation (GA)

      11.   Thorngate, LLC (DE)

      12.   Alternative Fuel I, LLC (DE)

      13.   Transmountain Land & Livestock Company (MT)

      14.   MetPark Funding, Inc. (DE)

      15.   HPZ Assets LLC (DE)

      16.   MetDent, Inc. (DE)

      17.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      18.   Metropolitan Tower Realty Company, Inc. (DE)

      19. P.T. MetLife Sejahtera (Indonesia)-95.21% of P.T. MetLife Sejahtera is held by Metropolitan Life Insurance Company

      20.   MetLife (India) Private Ltd. (India)

      21.   Metropolitan Marine Way Investments Limited (Canada)

      22.   MetLife Private Equity Holdings, LLC (DE)

      23. Sino-US MetLife Insurance Company, Ltd (China)- 50% of Sino-US MetLife Insurance Company is held by Metropolitan Life Insurance Company

      24.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      25.   Metropolitan Realty Management, Inc. (DE)

      26.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      27.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      28.   Bond Trust Account A (MA)

      29.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

                  (1)   MetLife Capital CFLI Holdings, LLC (DE)

                        (a)   MetLife Capital CFLI Leasing, LLC (DE)

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) MetLife Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

      30.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

                  (1)   Hereford Insurance Agency, Inc. (MA)

            c)    Omega Reinsurance Corporation (AZ)

      31.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                  (3)   Reinsurance Group of America, Incorporated (MO)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                              (ii) Triad Re, Ltd. (Barbados)-67% of Triad Re, Ltd. is held by Reinsurance Group of America, Incorporated and 100% of the preferred stock of Triad Re, Ltd. is also held by Reinsurance Group of America Incorporated.

                              (iii) RGA Sigma Reinsurance SPC (Cayman Islands)

                              (iv)  RGA Americas Reinsurance Company, Ltd.
                                    (Barbados)

                              (v) RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                                    (A)   RGA Financial Group, L.L.C. (DE)- 80%
                                          of RGA Financial Group, L.L.C. is held
                                          by RGA Reinsurance Company (Barbados)
                                          Ltd. and 20% of RGA Financial Group,
                                          LLC is held by RGA Reinsurance Company

                              (vi)  RGA Life Reinsurance Company of Canada
                                    (Canada)

                              (vii) RGA International Corporation (Nova Scotia)

                                    (A)   RGA Financial Products Limited
                                          (Canada)

                              (viii)RGA Holdings Limited (U.K.) (United Kingdom)

                                    (A)   RGA UK Services Limited (United
                                          Kingdom)

                                    (B)   RGA Capital Limited U.K. (United
                                          Kingdom)

                                    (C)   RGA Reinsurance (UK) Limited (United
                                          Kingdom)

                              (ix) RGA South African Holdings (Pty) Ltd. (South Africa)

                                    (A)   RGA Reinsurance Company of South
                                          Africa Limited (South Africa)

                              (x)   RGA Australian Holdings PTY Limited
                                    (Australia)

                                    (A)   RGA Reinsurance Company of Australia
                                          Limited (Australia)

                                    (B)   RGA Asia Pacific PTY, Limited
                                          (Australia)

                              (xi) General American Argentina Seguros de Vida, S.A. (Argentina)

                              (xii) Malaysia Life Reinsurance Group Berhad
                                    (Malaysia)- 30% interest of Malaysia Life
                                    Reinsurance Group Berhad is held by
                                    Reinsurance Group of America, Incorporated.

                              (xiii)RGA Technology Partners, Inc. (MO)

                              (xiv) RGA International Reinsurance Company
                                    (Ireland)

      32.   Corporate Real Estate Holdings, LLC (DE)

      33. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      34.   Tower Resources Group, Inc. (DE)

      35.   Headland Development Corporation (CA)

      36.   Headland - Pacific Palisades, LLC (CA)

      37.   Headland Properties Associates (CA)

      38.   Krisman, Inc. (MO)

      39.   Special Multi-Asset Receivables Trust (DE)

      40.   White Oak Royalty Company (OK)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent entity, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) 100% of the capital stock of Fairfield Insurance Agency of Texas, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

6) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of February 28, 2005, for Class L (3 year) contracts there were 837 qualified contract owners and 742 non-qualified contract owners; and for Class L-4 Year contracts, there were 65 qualified contract owners and 49 non-qualified contract owners.


ITEM 28. INDEMNIFICATION

     The Bylaws of the Company (Article V, Section 9) provide that:

     This corporation shall indemnify, to the fullest extent allowed by California law, its present and former directors and officers against expenses, judgments, fines, settlements, and other amounts incurred in connection with any proceeding or threatened proceeding brought against such directors or officer in their capacity as such. Such indemnification shall be made in accordance with procedures set forth by California law. Sums for expenses incurred in defending any such proceeding may also be advanced to any such director or officer to the extent and under the conditions provided by California law.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):


      Met Investors Series Trust
          MetLife Investors USA Separate Account A
          MetLife Investors Variable Annuity Account One
          MetLife Investors Variable Life Account Five
          MetLife Investors Variable Life Account One
          First MetLife Investors Variable Annuity Account One
          General American Separate Account Eleven
          General American Separate Account Twenty-Eight
          General American Separate Account Tweny-Nine
          General American Separate Account Two
          Security Equity Separate Account Twenty-Six
          Security Equity Separate Account Twenty-Seven
          Separate Account A of Paragon Life
          Separate Account B of Paragon Life
          Separate Account C of Paragon Life
          Separate Account D of Paragon Life


  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 22 Corporate Plaza Drive, Newport Beach, CA 92660.



NAME AND PRINCIPAL BUSINESS ADDRESS        POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------      ---------------------------------------
Michael K. Farrell                         Director
22 Corporate Plaza Drive
Newport Beach, CA 92660
Craig W. Markham                           Director
13045 Tesson Ferry Road
St. Louis, MO 63128
William J. Toppeta                         Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City NY 11101
Leslie Sutherland                          President
1 Metlife Plaza
Long Island City NY 11101
Timothy A. Spangenberg                     Executive Vice President,
13045 Tesson Ferry Road                    Chief Financial Officer
St. Louis, MO 63128





NAME AND PRINCIPAL BUSINESS ADDRESS        POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------      ---------------------------------------
Elizabeth M. Forget                        Executive Vice President,
260 Madison Avenue                         Chief Marketing Officer
New York, NY 10016
Edward C. Wilson                           Executive Vice President,
22 Corporate Plaza Drive                   Chief Distribution Officer
Newport Beach, CA 92660
Paul A. LaPiana                            Executive Vice President,
22 Corporate Plaza Drive                   Life Insurance Distribution Division
Newport Beach, CA 92660
Helayne F. Klier                           Executive Vice President
260 Madison Avenue
New York, NY 10016
Richard C. Pearson                         Executive Vice President,
22 Corporate Plaza Drive                   General Counsel, Secretary
Newport Beach, CA 92660
Anthony J. Williamson                      Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City NY 11101
Charles M. Deuth                           Vice President, National Accounts
22 Corporate Plaza Drive                   and Director
Newport Beach, CA 92660
Deborah L. Buffington                      Vice President, Director of Compliance
22 Corporate Plaza Drive
Newport Beach, CA 92660


  (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                   (1)                                (2)                   (3)                 (4)                (5)
                                                Net Underwriting
                                                 Discounts And          Compensation         Brokerage            Other
Name of Principal Underwriter                     Commissions          On Redemption        Commissions        Compensation
-----------------------------------------      -----------------      ---------------      -------------      -------------
 MetLife Investors Distribution Company           $9,014,241               $0                  $0                 $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

     (a) Registrant

     (b) Metlife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266

     (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
    02110

     (d) MetLife Investors Distribution Company, 22 Corporate Plaza Drive, Newport Beach, CA 92660

     (e) MetLife Investors Insurance Company, 22 Corporate Plaza Drive, Newport Beach, CA 92660


     (f) MetLife, 4010 Boy Scout Blvd., Tampa, FL 33607

     (g) MetLife, 501 Boylston Street, Boston, MA 02116

     (h) MetLife, 200 Park Avenue, New York, NY 10166


ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. MetLife Investors Insurance Company of California ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                REPRESENTATIONS

     The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Newport Beach and State of California on this 25th day of April 2005.



        METLIFE INVESTORS VARIABLE ANNUITY
        ACCOUNT FIVE
        (Registrant)
        By:        METLIFE INVESTORS INSURANCE COMPANY OF
                   CALIFORNIA
        By:        /s/ Michael K. Farrell
                   ----------------------------------------
                   Michael K. Farrell
                   President and Chief Executive Officer
        METLIFE INVESTORS INSURANCE COMPANY OF
        CALIFORNIA
        (Depositor)
        By:        /s/ Michael K. Farrell
                   ----------------------------------------
                   Michael K. Farrell
                   President and Chief Executive Officer




     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 25, 2005.



/s/ Michael K. Farrell*
--------------------------------        Chairman of the Board, Chief Executive Officer,
Michael K. Farrell                      President and Director
/s/ James P. Bossert*                   Executive Vice President and Chief Financial Officer
--------------------------------
                                        (Principal Accounting Officer) and Director
James P. Bossert
/s/ Susan A. Buffum*                    Director
--------------------------------
Susan A. Buffum
/s/ Michael R. Fanning*                 Director
--------------------------------
Michael R. Fanning
/s/ Elizabeth M. Forget*                Director
--------------------------------
Elizabeth M. Forget
/s/ George Foulke*                      Director
--------------------------------
George Foulke
/s/ Hugh C. McHaffie*                   Director
--------------------------------
Hugh C. McHaffie
/s/ Richard C. Pearson*                 Director
--------------------------------
Richard C. Pearson
/s/ Jeffrey A. Tupper*                  Director
--------------------------------
Jeffrey A. Tupper



        *By:        /s/ Michele H. Abate
                    ----------------------------------------
                    Michele H. Abate, Attorney-In-Fact
                    April 25, 2005



* MetLife Investors Insurance Company of California. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54016/811-07060) filed as Exhibit 13 on April 28, 2004.

                               INDEX TO EXHIBITS

10(i)      Consent of Independent Registered Public Accounting Firm (Deloitte &
Touche LLP)

10(ii)      Consent of Counsel (Sutherland Asbill & Brennan LLP)

10(iii)      Consent of Counsel (MetLife Investors Insurance Company of
California)